As filed with the Securities and Exchange Commission on September 3, 2014.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – June 30, 2014

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS

INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL

ASSET ALLOCATION FUNDS

Semi-Annual Report

June 30, 2014

This report is not to be construed as an offering for sale of any shares of the Transamerica Partners Institutional Funds Group or the Transamerica Institutional Asset Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This is a combined semi-annual report for the Transamerica Partners Institutional Funds Group and the Transamerica Institutional Asset Allocation Funds.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures for the Funds, is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Funds’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Funds and the underlying Transamerica Partners Portfolios in which they invest are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2014, will be available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at www.sec.gov.

Quarterly Portfolios

Transamerica Partners Portfolios and the Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Form N-Q is available on the SEC’s website at www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339.

Dear Shareholder,

We would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

In order to provide a context for reading this report, we believe it is important to understand market conditions over the previous six months. As 2014 began, bond markets were anticipating the Federal Reserve’s first reduction in bond purchases due in January. At the same time, China’s Central Bank was tightening monetary conditions. The two combined to pressure equities around the globe. Ironically, this boosted U.S. Treasuries throughout January as investors sought a safe haven. In February, U.S. equities bounced back and managed to recapture much of the previous month’s losses. In March and April, large caps managed to hold onto gains while the sell-off resumed for small caps, technology and bio-technology, due in part to lofty valuations. Improving global economics were reported in May and June and helped drive returns for U.S. stocks as well as international equities.

For the six months ended June 30, 2014, the Dow Jones Industrial Average gained 2.68%, the Standard & Poor’s 500® Index gained 7.14%, and the Barclays U.S. Aggregate Bond Index added 3.93%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Transamerica Asset Management, Inc.

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Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in a mutual fund invested in a corresponding Series of Transamerica Partners Portfolios (the “Series Portfolio”) or Master Portfolio (“MP”), you will bear the ongoing costs of managing the corresponding Series Portfolio or MP in which your fund invests (such as the investment adviser’s fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Partners Institutional Money Market	$1,000.00	$1,000.00	$1.14	$1,023.70	$1.15	0.23%
Transamerica Partners Institutional High Quality Bond	1,000.00	1,005.70	3.23	1,021.60	3.26	0.65
Transamerica Partners Institutional Inflation-Protected Securities	1,000.00	1,056.40	3.31	1,021.60	3.26	0.65
Transamerica Partners Institutional Core Bond	1,000.00	1,048.60	3.30	1,021.60	3.26	0.65
Transamerica Partners Institutional High Yield Bond	1,000.00	1,044.80	4.31	1,020.60	4.26	0.85
Transamerica Partners Institutional Balanced	1,000.00	1,060.40	3.83	1,021.10	3.76	0.75
Transamerica Partners Institutional Large Value	1,000.00	1,057.70	3.83	1,021.10	3.76	0.75
Transamerica Partners Institutional Stock Index	1,000.00	1,069.60	1.54	1,023.30	1.51	0.30
Transamerica Partners Institutional Large Core	1,000.00	1,066.90	4.61	1,020.30	4.51	0.90
Transamerica Partners Institutional Large Growth	1,000.00	1,041.50	4.56	1,020.30	4.51	0.90
Transamerica Partners Institutional Mid Value	1,000.00	1,072.80	4.63	1,020.30	4.51	0.90
Transamerica Partners Institutional Mid Growth	1,000.00	1,049.00	4.83	1,020.10	4.76	0.95
Transamerica Partners Institutional Small Value	1,000.00	1,016.60	5.50	1,019.30	5.51	1.10
Transamerica Partners Institutional Small Core	1,000.00	1,047.40	5.58	1,019.30	5.51	1.10
Transamerica Partners Institutional Small Growth	1,000.00	1,007.30	5.72	1,019.10	5.76	1.15
Transamerica Partners Institutional International Equity	1,000.00	1,055.50	5.86	1,019.10	5.76	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Ratio reflects the expenses of both the fund and its corresponding Series Portfolio or MP.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment in Series Portfolios/MP, at value (A)	$298,935,521	$59,494,484	$86,146,254	$404,533,484	$342,658,394
Receivables:
Shares of beneficial interest sold	1,991,142	43,809	35,190	688,152	329,193
Due from adviser	35,207	6,595	8,717	27,020	20,915
Money market waiver due from adviser	70,665	—	—	—	—
Prepaid expenses	4,509	1,077	1,473	5,683	4,156
Total assets	301,037,044	59,545,965	86,191,634	405,254,339	343,012,658

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,337,380	10,517	45,805	190,636	372,416
Distribution fees	63,123	12,484	18,088	84,463	73,158
Administration/Advisory fees (B)	12,625	2,497	3,618	16,893	14,632
Trustees and CCO fees	241	48	71	315	274
Audit and tax fees	5,867	5,117	5,340	5,724	5,518
Custody and accounting fees	2,490	1,299	1,299	1,299	1,299
Legal fees	4,723	269	1,620	5,727	4,451
Printing and shareholder reports fees	8,632	4,241	5,950	21,034	14,358
Registration fees	5,586	4,109	4,362	6,228	4,952
Other	2,468	524	1,007	3,098	2,587
Total liabilities	1,443,135	41,105	87,160	335,417	493,645
Net assets	$299,593,909	$59,504,860	$86,104,474	$404,918,922	$342,519,013

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$299,796,759	$59,416,752	$85,040,219	$392,390,492	$331,099,614
Undistributed (distributions in excess of) net investment income (loss)	(1,871)	(180,726)	48,551	(559,295)	27,913
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(200,979)	(1,441,330)	(205,146)	4,389,591	1,422,501
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	1,710,164	1,220,850	8,698,134	9,968,985
Net assets	$299,593,909	$59,504,860	$86,104,474	$404,918,922	$342,519,013
Shares of beneficial interest outstanding	29,770,240	5,752,896	8,591,244	36,754,250	37,094,958
Net asset value per share	$10.06	$10.34	$10.02	$11.02	$9.23

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2014

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$5,464,564	$103,457,247	$1,055,639,182	$7,888,591	$105,454,856
Receivables:
Shares of beneficial interest sold	7,181	37,376	779,657	—	27,863
Due from Master Portfolio	—	—	103,538	—	—
Due from adviser	3,420	7,977	67,586	3,497	9,926
Prepaid expenses	76	1,476	13,162	87	1,692
Total assets	5,475,241	103,504,076	1,056,603,125	7,892,175	105,494,337

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	57,154	108,930	883,196	—	49,837
Distribution fees	1,203	22,047	222,138	1,667	22,101
Administration/Advisory fees (B)	241	4,409	44,428	333	4,420
Trustees and CCO fees	4	80	823	6	80
Audit and tax fees	4,859	5,082	8,620	4,858	5,087
Custody and accounting fees	1,299	1,299	3,365	1,299	1,299
Legal fees	80	1,620	15,947	88	1,537
Printing and shareholder reports fees	603	5,805	46,956	629	6,676
Registration fees	4,123	4,290	5,841	4,123	5,445
Other	62	733	6,842	13	844
Total liabilities	69,628	154,295	1,238,156	13,016	97,326
Net assets	$5,405,613	$103,349,781	$1,055,364,969	$7,879,159	$105,397,011

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$22,891,523	$462,546,354	$717,230,423	$40,856,463	$182,907,932
Undistributed (distributions in excess of) net investment income (loss)	(5,008)	4,682	(11,770)	1,513	3,086
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(9,952,515)	(264,697,197)	(49,475,749)	(13,311,741)	(60,114,266)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(7,528,387)	(94,504,058)	387,622,065	(19,667,076)	(17,399,741)
Net assets	$5,405,613	$103,349,781	$1,055,364,969	$7,879,159	$105,397,011
Shares of beneficial interest outstanding	441,503	7,297,436	80,513,451	1,135,133	9,937,764
Net asset value per share	$12.24	$14.16	$13.11	$6.94	$10.61

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2014

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Assets:
Investment in Series Portfolios/MP, at value (A)	$485,622,446	$26,508,746	$8,197,510	$30,178,697	$11,156,940
Receivables:
Shares of beneficial interest sold	510,136	6,858	—	14,081	331
Due from adviser	59,056	9,835	6,690	4,607	6,814
Prepaid expenses	5,439	534	173	398	177
Total assets	486,197,077	26,525,973	8,204,373	30,197,783	11,164,262

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	244,607	23,432	—	90,402	1,454
Distribution fees	101,174	5,546	1,722	6,348	2,320
Administration/Advisory fees (B)	20,235	1,109	344	1,270	464
Trustees and CCO fees	362	21	6	24	9
Audit and tax fees	5,609	4,916	4,876	4,905	4,882
Custody and accounting fees	1,299	1,299	1,299	1,299	1,299
Legal fees	5,799	476	161	424	166
Printing and shareholder reports fees	17,181	1,865	977	1,640	970
Registration fees	—	—	845	4,310	936
Other	1,466	289	26	138	20
Total liabilities	397,732	38,953	10,256	110,760	12,520
Net assets	$485,799,345	$26,487,020	$8,194,117	$30,087,023	$11,151,742

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$343,928,895	$23,544,802	$8,573,126	$120,378,137	$9,229,627
Undistributed (distributions in excess of) net investment income (loss)	(23,393)	(35,206)	1,611	(7,619)	(41,526)
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	73,924,082	2,018,494	(6,398,368)	(42,902,855)	(1,081,287)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	67,969,761	958,930	6,017,748	(47,380,640)	3,044,928
Net assets	$485,799,345	$26,487,020	$8,194,117	$30,087,023	$11,151,742
Shares of beneficial interest outstanding	21,766,830	1,791,542	390,041	1,946,480	621,963
Net asset value per share	$22.32	$14.78	$21.01	$15.46	$17.93

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2014

(unaudited)

International Equity
Assets:
Investment in Series Portfolios/MP, at value (A)	$72,061,557
Receivables:
Shares of beneficial interest sold	57,459
Due from adviser	3,826
Prepaid expenses	1,233
Total assets	72,124,075

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	60,436
Distribution fees	15,335
Administration/Advisory fees (B)	3,067
Trustees and CCO fees	56
Audit and tax fees	5,008
Custody and accounting fees	1,299
Legal fees	1,041
Printing and shareholder reports fees	4,190
Registration fees	4,692
Other	599
Total liabilities	95,723
Net assets	$72,028,352

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$344,538,677
Undistributed (distributions in excess of) net investment income (loss)	(11,318)
Undistributed (accumulated) net realized gain (loss) allocated from Series Portfolios/MP (A)	(233,274,787)
Net unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(39,224,220)
Net assets	$72,028,352
Shares of beneficial interest outstanding	9,240,836
Net asset value per share	$7.79

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$—	$—	$—	$45,019	$54,122
Interest income	338,121	549,534	1,132,910	6,486,410	10,992,786
Securities lending income (net)	—	1,382	655	40,850	—
Withholding taxes on foreign income	—	(195)	1	1,268	—
Expenses (net of reimbursement)	(415,948)	(118,901)	(171,683)	(790,130)	(962,109)
Total investment income (loss)	(77,827)	431,820	961,883	5,783,417	10,084,799

Expenses:
Distribution	369,075	77,423	107,638	505,940	413,409
Administration/Advisory (B)	73,815	15,485	21,528	101,188	82,682
Trustees and CCO	4,296	893	1,228	5,882	4,752
Audit and tax	7,351	4,694	4,835	8,397	7,533
Custody and accounting	8,807	4,608	4,608	4,608	4,608
Legal	7,320	1,651	2,169	8,967	6,845
Printing and shareholder reports	15,381	2,687	3,643	13,536	10,848
Registration	24,305	11,148	10,738	15,193	15,658
Other	5,181	1,343	1,904	6,680	5,705
Total expenses	515,531	119,932	158,291	670,391	552,040
Expenses (waived/reimbursed)	(515,531)	(37,532)	(50,697)	(145,077)	(108,561)
Expenses allocated from Series Portfolio (waived/reimbursed)	(75,956)	—	—	—	—
Net expenses	(75,956)	82,400	107,594	525,314	443,479
Net investment income (loss)	(1,871)	349,420	854,289	5,258,103	9,641,320

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,849	33,849	(445,050)	6,507,743	7,131,083
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	5,478	4,286,350	7,590,654	(2,087,135)
Net realized and change in unrealized gain (loss)	1,849	39,327	3,841,300	14,098,397	5,043,948
Net increase (decrease) in net assets resulting from operations	$(22)	$388,747	$4,695,589	$19,356,500	$14,685,268

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2014

(unaudited)

	Balanced	Large Value	Stock Index	Large Core	Large Growth
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$31,660	$976,920	$10,153,940	$64,013	$657,596
Interest income	31,426	70	7,804	5	44
Securities lending income (net)	295	12,138	10,253	855	13,581
Withholding taxes on foreign income	(128)	(956)	(1,607)	(161)	(8,531)
Expenses (net of reimbursement)	(14,241)	(259,044)	(252,714)	(23,624)	(377,588)
Total investment income (loss)	49,012	729,128	9,917,676	41,088	285,102

Expenses:
Distribution	7,121	136,625	1,263,222	9,358	145,337
Administration/Advisory (B)	1,424	27,325	252,645	1,872	29,067
Trustees and CCO	81	1,570	14,671	107	1,728
Audit and tax	4,141	5,413	13,980	4,164	5,527
Custody and accounting	4,608	4,608	12,614	4,608	4,608
Legal	123	2,624	20,313	155	2,974
Printing and shareholder reports	462	3,965	31,323	488	4,424
Registration	9,511	11,882	16,359	9,511	10,457
Other	428	2,048	15,923	443	2,257
Total expenses	27,899	196,060	1,641,050	30,706	206,379
Expenses (waived/reimbursed)	(20,779)	(45,228)	(377,898)	(20,640)	(60,753)
Net expenses	7,120	150,832	1,263,152	10,066	145,626
Net investment income (loss)	41,892	578,296	8,654,524	31,022	139,476

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	199,068	6,970,479	7,574,369	330,534	10,590,376
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	97,619	(1,522,352)	52,990,973	143,201	(6,663,097)
Net realized and change in unrealized gain (loss)	296,687	5,448,127	60,565,342	473,735	3,927,279
Net increase (decrease) in net assets resulting from operations	$338,579	$6,026,423	$69,219,866	$504,757	$4,066,755

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2014

(unaudited)

	Mid Value	Mid Growth	Small Value	Small Core	Small Growth
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$4,453,097	$104,020	$103,588	$231,447	$20,904
Interest income	684	6	14	19	15
Securities lending income (net)	59,301	6,252	1,998	30,511	7,212
Withholding taxes on foreign income	(26,151)	(305)	—	(892)	—
Expenses (net of reimbursement)	(1,620,637)	(114,568)	(42,816)	(126,636)	(54,477)
Total investment income (loss)	2,866,294	(4,595)	62,784	134,449	(26,346)

Expenses:
Distribution	580,415	38,205	12,613	38,037	15,143
Administration/Advisory (B)	116,083	7,641	2,523	7,607	3,029
Trustees and CCO	6,689	450	153	442	179
Audit and tax	9,406	4,446	4,207	4,415	4,225
Custody and accounting	4,608	4,608	4,608	4,608	4,608
Legal	9,486	795	282	673	315
Printing and shareholder reports	14,276	1,671	697	1,478	713
Registration	19,340	14,134	13,912	9,665	16,458
Other	7,482	932	480	741	496
Total expenses	767,785	72,882	39,475	67,666	45,166
Expenses (waived/reimbursed)	(298,927)	(42,271)	(26,796)	(26,937)	(29,986)
Net expenses	468,858	30,611	12,679	40,729	15,180
Net investment income (loss)	2,397,436	(35,206)	50,105	93,720	(41,526)

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	63,793,823	1,180,130	804,846	2,045,896	935,206
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(32,949,589)	123,567	(714,705)	(808,120)	(893,502)
Net realized and change in unrealized gain (loss)	30,844,234	1,303,697	90,141	1,237,776	41,704
Net increase (decrease) in net assets resulting from operations	$33,241,670	$1,268,491	$140,246	$1,331,496	$178

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2014

(unaudited)

International Equity
Net investment income (loss) allocated from Series Portfolios/MP: (A)
Dividend income	$2,180,898
Interest income	4
Securities lending income (net)	43,282
Withholding taxes on foreign income	(174,862)
Expenses (net of reimbursement)	(320,185)
Total investment income (loss)	1,729,137

Expenses:
Distribution	97,783
Administration/Advisory (B)	19,557
Trustees and CCO	1,087
Audit and tax	4,952
Custody and accounting	4,608
Legal	1,961
Printing and shareholder reports	3,583
Registration	10,979
Other	1,563
Total expenses	146,073
Expenses (waived/reimbursed)	(16,456)
Net expenses	129,617
Net investment income (loss)	1,599,520

Net realized and change in unrealized gain (loss) on investments:
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,691,268
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	1,252,930
Net realized and change in unrealized gain (loss)	2,944,198
Net increase (decrease) in net assets resulting from operations	$4,543,718

(A)	Master Portfolio (“MP”) applies only to Stock Index.

(B)	Advisory fees only apply to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(1,871)	$(1,540)	$349,420	$1,174,085	$854,289	$242,142
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,849	7,413	33,849	112,911	(445,050)	1,264,851
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	—	—	5,478	(1,220,175)	4,286,350	(10,919,588)
Net increase (decrease) in net assets resulting from operations	(22)	5,873	388,747	66,821	4,695,589	(9,412,595)

Distributions to shareholders:
Net investment income	—	(576)	(535,979)	(1,554,344)	(848,054)	(345,471)
Net realized gains	—	—	—	—	—	(2,227,864)
Total distributions to shareholders	—	(576)	(535,979)	(1,554,344)	(848,054)	(2,573,335)

Capital share transactions:
Proceeds from shares sold	257,609,599	408,243,627	7,826,536	18,980,301	11,310,029	27,305,949
Distributions reinvested	—	576	535,979	1,554,344	848,054	2,573,335
Cost of shares redeemed	(274,386,462)	(440,061,839)	(13,668,013)	(39,347,914)	(16,689,225)	(53,271,396)
Net increase (decrease) in net assets resulting from capital share transactions	(16,776,863)	(31,817,636)	(5,305,498)	(18,813,269)	(4,531,142)	(23,392,112)

Net increase (decrease) in net assets	(16,776,885)	(31,812,339)	(5,452,730)	(20,300,792)	(683,607)	(35,378,042)

Net assets:
Beginning of period/year	316,370,794	348,183,133	64,957,590	85,258,382	86,788,081	122,166,123
End of period/year	$299,593,909	$316,370,794	$59,504,860	$64,957,590	$86,104,474	$86,788,081
Undistributed (distributions in excess of) net investment income (loss)	$(1,871)	$—	$(180,726)	$5,833	$48,551	$42,316

Share activity:
Shares issued	25,598,410	40,567,156	754,943	1,809,609	1,153,536	2,659,867
Shares issued-reinvested from distributions	—	57	51,830	148,797	85,232	265,488
Shares redeemed	(27,265,510)	(43,728,932)	(1,318,711)	(3,755,863)	(1,704,497)	(5,206,277)
Net increase (decrease) in shares outstanding	(1,667,100)	(3,161,719)	(511,938)	(1,797,457)	(465,729)	(2,280,922)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Core Bond		High Yield Bond		Balanced
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$5,258,103	$10,001,022	$9,641,320	$18,936,416	$41,892	$67,806
Net realized gain (loss) allocated from Series Portfolios/MP (A)	6,507,743	766,100	7,131,083	371,125	199,068	407,823
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	7,590,654	(16,029,790)	(2,087,135)	2,088,689	97,619	471,009
Net increase (decrease) in net assets resulting from operations	19,356,500	(5,262,668)	14,685,268	21,396,230	338,579	946,638

Distributions to shareholders:
Net investment income	(5,817,398)	(14,457,135)	(9,628,386)	(18,997,524)	(47,907)	(125,194)
Net realized gains	—	(1,015,790)	—	—	—	—
Return of capital	—	(156,927)	—	—	—	—
Total distributions to shareholders	(5,817,398)	(15,629,852)	(9,628,386)	(18,997,524)	(47,907)	(125,194)

Capital share transactions:
Proceeds from shares sold	66,514,747	117,244,290	58,688,407	90,964,259	188,428	587,578
Distributions reinvested	5,817,398	15,629,852	9,628,386	18,997,524	47,907	125,194
Cost of shares redeemed	(81,360,916)	(157,207,487)	(48,091,360)	(93,264,802)	(862,278)	(1,557,373)
Net increase (decrease) in net assets resulting from capital share transactions	(9,028,771)	(24,333,345)	20,225,433	16,696,981	(625,943)	(844,601)

Net increase (decrease) in net assets	4,510,331	(45,225,865)	25,282,315	19,095,687	(335,271)	(23,157)

Net assets:
Beginning of period/year	400,408,591	445,634,456	317,236,698	298,141,011	5,740,884	5,764,041
End of period/year	$404,918,922	$400,408,591	$342,519,013	$317,236,698	$5,405,613	$5,740,884
Undistributed (distributions in excess of) net investment income (loss)	$(559,295)	$—	$27,913	$14,979	$(5,008)	$1,007

Share activity:
Shares issued	6,109,994	10,735,137	6,362,273	10,001,421	15,896	54,704
Shares issued-reinvested from distributions	533,780	1,443,721	1,047,064	2,111,329	4,005	11,448
Shares redeemed	(7,455,282)	(14,369,605)	(5,212,919)	(10,271,436)	(71,645)	(144,967)
Net increase (decrease) in shares outstanding	(811,508)	(2,190,747)	2,196,418	1,841,314	(51,744)	(78,815)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Stock Index		Large Core
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$578,296	$1,651,935	$8,654,524	$17,627,004	$31,022	$77,981
Net realized gain (loss) allocated from Series Portfolios/MP (A)	6,970,479	23,420,611	7,574,369	2,947,233	330,534	1,408,795
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(1,522,352)	11,954,324	52,990,973	251,832,682	143,201	632,803
Net increase (decrease) in net assets resulting from operations	6,026,423	37,026,870	69,219,866	272,406,919	504,757	2,119,579

Distributions to shareholders:
Net investment income	(594,925)	(1,722,711)	(8,718,583)	(17,514,300)	(29,697)	(82,689)
Total distributions to shareholders	(594,925)	(1,722,711)	(8,718,583)	(17,514,300)	(29,697)	(82,689)

Capital share transactions:
Proceeds from shares sold	10,710,010	21,396,537	113,944,018	255,470,249	156,260	359,979
Distributions reinvested	594,925	1,722,711	8,718,583	17,514,300	29,697	82,689
Cost of shares redeemed	(33,391,991)	(46,387,539)	(139,319,632)	(430,874,993)	(260,145)	(1,160,660)
Net increase (decrease) in net assets resulting from capital share transactions	(22,087,056)	(23,268,291)	(16,657,031)	(157,890,444)	(74,188)	(717,992)

Net increase (decrease) in net assets	(16,655,558)	12,035,868	43,844,252	97,002,175	400,872	1,318,898

Net assets:
Beginning of period/year	120,005,339	107,969,471	1,011,520,717	914,518,542	7,478,287	6,159,389
End of period/year	$103,349,781	$120,005,339	$1,055,364,969	$1,011,520,717	$7,879,159	$7,478,287
Undistributed (distributions in excess of) net investment income (loss)	$4,682	$21,311	$(11,770)	$52,289	$1,513	$188

Share activity:
Shares issued	792,067	1,811,705	9,124,649	23,446,871	23,853	63,136
Shares issued-reinvested from distributions	43,214	145,547	681,085	1,565,268	4,425	14,460
Shares redeemed	(2,453,591)	(3,924,845)	(11,144,774)	(39,115,573)	(39,230)	(209,187)
Net increase (decrease) in shares outstanding	(1,618,310)	(1,967,593)	(1,339,040)	(14,103,434)	(10,952)	(131,591)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Growth		Mid Value		Mid Growth
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$139,476	$413,421	$2,397,436	$3,023,194	$(35,206)	$(75,672)
Net realized gain (loss) allocated from Series Portfolios/MP (A)	10,590,376	14,195,992	63,793,823	46,801,159	1,180,130	9,088,693
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(6,663,097)	24,483,278	(32,949,589)	65,656,433	123,567	696,772
Net increase (decrease) in net assets resulting from operations	4,066,755	39,092,691	33,241,670	115,480,786	1,268,491	9,709,793

Distributions to shareholders:
Net investment income	(136,562)	(405,354)	(2,420,829)	(3,083,840)	—	—
Net realized gains	—	—	—	(15,838,280)	—	(6,804,678)
Total distributions to shareholders	(136,562)	(405,354)	(2,420,829)	(18,922,120)	—	(6,804,678)

Capital share transactions:
Proceeds from shares sold	12,566,532	12,977,570	52,537,349	98,753,989	3,506,558	5,992,711
Distributions reinvested	136,562	405,354	2,420,829	18,922,120	—	6,804,678
Cost of shares redeemed	(41,679,184)	(59,378,815)	(70,509,857)	(93,667,303)	(12,167,461)	(19,807,693)
Net increase (decrease) in net assets resulting from capital share transactions	(28,976,090)	(45,995,891)	(15,551,679)	24,008,806	(8,660,903)	(7,010,304)

Net increase (decrease) in net assets	(25,045,897)	(7,308,554)	15,269,162	120,567,472	(7,392,412)	(4,105,189)

Net assets:
Beginning of period/year	130,442,908	137,751,462	470,530,183	349,962,711	33,879,432	37,984,621
End of period/year	$105,397,011	$130,442,908	$485,799,345	$470,530,183	$26,487,020	$33,879,432
Undistributed (distributions in excess of) net investment income (loss)	$3,086	$172	$(23,393)	$—	$(35,206)	$—

Share activity:
Shares issued	1,213,368	1,511,784	2,480,063	5,213,259	245,710	392,452
Shares issued-reinvested from distributions	13,019	46,225	110,726	955,371	—	504,798
Shares redeemed	(4,079,638)	(6,944,141)	(3,322,904)	(4,937,198)	(859,190)	(1,267,633)
Net increase (decrease) in shares outstanding	(2,853,251)	(5,386,132)	(732,115)	1,231,432	(613,480)	(370,383)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Value		Small Core		Small Growth
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$50,105	$39,503	$93,720	$144,164	$(41,526)	$(95,420)
Net realized gain (loss) allocated from Series Portfolios/MP (A)	804,846	1,296,799	2,045,896	9,865,677	935,206	771,754
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	(714,705)	2,460,897	(808,120)	(831,519)	(893,502)	3,595,659
Net increase (decrease) in net assets resulting from operations	140,246	3,797,199	1,331,496	9,178,322	178	4,271,993

Distributions to shareholders:
Net investment income	(48,494)	(111,461)	(101,339)	(144,708)	—	—
Total distributions to shareholders	(48,494)	(111,461)	(101,339)	(144,708)	—	—

Capital share transactions:
Proceeds from shares sold	1,164,701	809,259	3,853,497	3,097,091	1,772,107	1,738,415
Distributions reinvested	48,494	111,461	101,339	144,708	—	—
Cost of shares redeemed	(5,059,196)	(6,132,929)	(5,664,530)	(14,309,312)	(4,280,722)	(5,110,903)
Net increase (decrease) in net assets resulting from capital share transactions	(3,846,001)	(5,212,209)	(1,709,694)	(11,067,513)	(2,508,615)	(3,372,488)

Net increase (decrease) in net assets	(3,754,249)	(1,526,471)	(479,537)	(2,033,899)	(2,508,437)	899,505

Net assets:
Beginning of period/year	11,948,366	13,474,837	30,566,560	32,600,459	13,660,179	12,760,674
End of period/year	$8,194,117	$11,948,366	$30,087,023	$30,566,560	$11,151,742	$13,660,179
Undistributed (distributions in excess of) net investment income (loss)	$1,611	$—	$(7,619)	$—	$(41,526)	$—

Share activity:
Shares issued	55,359	45,486	256,193	242,036	99,610	113,627
Shares issued-reinvested from distributions	2,324	6,285	6,697	10,925	—	—
Shares redeemed	(242,682)	(337,540)	(379,973)	(1,108,779)	(244,973)	(333,361)
Net increase (decrease) in shares outstanding	(184,999)	(285,769)	(117,083)	(855,818)	(145,363)	(219,734)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	International Equity
	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,599,520	$1,004,125
Net realized gain (loss) allocated from Series Portfolios/MP (A)	1,691,268	23,950,449
Net change in unrealized appreciation (depreciation) allocated from Series Portfolios/MP (A)	1,252,930	(14,044,439)
Net increase (decrease) in net assets resulting from operations	4,543,718	10,910,135

Distributions to shareholders:
Net investment income	(1,707,664)	(1,070,141)
Total distributions to shareholders	(1,707,664)	(1,070,141)

Capital share transactions:
Proceeds from shares sold	14,576,570	11,980,989
Distributions reinvested	1,707,664	1,070,141
Cost of shares redeemed	(27,968,344)	(45,918,720)
Net increase (decrease) in net assets resulting from capital share transactions	(11,684,110)	(32,867,590)

Net increase (decrease) in net assets	(8,848,056)	(23,027,596)

Net assets:
Beginning of period/year	80,876,408	103,904,004
End of period/year	$72,028,352	$80,876,408
Undistributed (distributions in excess of) net investment income (loss)	$(11,318)	$96,826

Share activity:
Shares issued	1,998,646	1,713,415
Shares issued-reinvested from distributions	225,506	155,163
Shares redeemed	(3,693,455)	(6,606,357)
Net increase (decrease) in shares outstanding	(1,469,303)	(4,737,779)

(A)	Master Portfolio (“MP”) applies only to Stock Index.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Money Market
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$10.06		$10.06		$10.06		$10.06		$10.06		$10.06
Investment operations (A)
Net investment income (loss) (B)	—	(C)	—	(C)	—		—	(C)	—	(C)	0.02
Net realized and unrealized gain (loss)	—	(C)	—	(C)	—		—	(C)	—	(C)	—	(C)
Total investment operations	—	(C)	—	(C)	—		—	(C)	—		0.02
Distributions
Net investment income	—		—	(C)	—		—		—		(0.02)
Total distributions	—		—	(C)	—		—		—		(0.02)
Net asset value
End of period/year	$10.06		$10.06		$10.06		$10.06		$10.06		$10.06
Total return	—	%(D)(E)	—	%(E)	—	%(E)	—	%(E)	—	%(E)	0.21%
Net assets end of period/year (000’s)	$299,594		$316,371		$348,183		$385,219		$465,828		$459,530
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.23	%(F)(G)	0.22	%(F)	0.18	%(F)	0.24	%(F)	0.30	%(F)	0.43	%(F)
Before (waiver/reimbursement)	0.63	%(G)	0.62%		0.63%		0.61%		0.60%		0.62%
Net investment income (loss) to average net assets	—	%(E)(G)	—	%(E)	—	%(E)	—	%(E)	—	%(E)	0.22%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	High Quality Bond
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.37		$10.57	$10.51	$10.56	$10.46	$9.92
Investment operations (A)
Net investment income (loss) (B)	0.06		0.16	0.19	0.23	0.29	0.37
Net realized and unrealized gain (loss)	—	(C)	(0.14)	0.08	(0.04)	0.12	0.56
Total investment operations	0.06		0.02	0.27	0.19	0.41	0.93
Distributions
Net investment income	(0.09)		(0.22)	(0.21)	(0.24)	(0.31)	(0.39)
Total distributions	(0.09)		(0.22)	(0.21)	(0.24)	(0.31)	(0.39)
Net asset value
End of period/year	$10.34		$10.37	$10.57	$10.51	$10.56	$10.46
Total return	0.57	%(D)	0.19%	2.63%	1.84%	3.94%	9.51%
Net assets end of period/year (000’s)	$59,505		$64,958	$85,258	$88,458	$100,276	$114,579
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.65	%(E)	0.65%	0.65%	0.65%	0.65%	0.65%
Before (waiver/reimbursement)	0.77	%(E)	0.75%	0.76%	0.74%	0.72%	0.76%
Net investment income (loss) to average net assets	1.13	%(E)	1.56%	1.83%	2.16%	2.73%	3.50%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Inflation-Protected Securities
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$9.58		$10.78		$11.10		$10.28	$9.91		$9.10
Investment operations (A)
Net investment income (loss) (B)	0.10		0.02		0.13		0.33	0.18		0.08
Net realized and unrealized gain (loss)	0.44		(0.94)		0.63		0.89	0.40		0.81
Total investment operations	0.54		(0.92)		0.76		1.22	0.58		0.89
Distributions
Net investment income	(0.10)		(0.03)		(0.17)		(0.33)	(0.18)		(0.07)
Net realized gains	—		(0.25)		(0.91)		(0.07)	(0.03)		—
Return of capital	—		—		—		—	—		(0.01)
Total distributions	(0.10)		(0.28)		(1.08)		(0.40)	(0.21)		(0.08)
Net asset value
End of period/year	$10.02		$9.58		$10.78		$11.10	$10.28		$9.91
Total return	5.64	%(C)	(8.55)%		6.88%		12.05%	5.91%		9.81%
Net assets end of period/year (000’s)	$86,104		$86,788		$122,166		$108,721	$114,574		$138,505
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.65	%(D)(E)	0.65	%(E)	0.65	%(E)	0.65%	0.65	%(E)	0.65	%(E)
Before (waiver/reimbursement)	0.78	%(D)	0.76%		0.77%		0.75%	0.72%		0.76%
Net investment income (loss) to average net assets	1.98	%(D)	0.23%		1.15%		3.06%	1.78%		0.72%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Core Bond
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.66	$11.21	$11.08	$10.77	$10.42	$9.70
Investment operations (A)
Net investment income (loss) (B)	0.14	0.26	0.31	0.36	0.37	0.42
Net realized and unrealized gain (loss)	0.38	(0.40)	0.55	0.27	0.46	0.77
Total investment operations	0.52	(0.14)	0.86	0.63	0.83	1.19
Distributions
Net investment income	(0.16)	(0.38)	(0.37)	(0.30)	(0.48)	(0.47)
Net realized gains	—	(0.03)	(0.36)	(0.02)	—	—
Return of capital	—	—	(C)	—	—	—	—
Total distributions	(0.16)	(0.41)	(0.73)	(0.32)	(0.48)	(0.47)
Net asset value
End of period/year	$11.02	$10.66	$11.21	$11.08	$10.77	$10.42
Total return	4.86	%(D)	(1.22)%	7.97%	5.94%	8.02%	12.55%
Net assets end of period/year (000’s)	$404,919	$400,409	$445,634	$481,012	$469,473	$534,753
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.65	%(E)	0.65%	0.65%	0.65%	0.65%	0.65	%(F)
Before (waiver/reimbursement)	0.72	%(E)	0.72%	0.73%	0.72%	0.71%	0.73%
Net investment income (loss) to average net assets	2.60	%(E)	2.39%	2.78%	3.28%	3.40%	4.20%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	High Yield Bond
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$9.09		$9.02	$8.43	$8.70	$8.22	$5.79
Investment operations (A)
Net investment income (loss) (B)	0.27		0.56	0.62	0.68	0.73	0.71
Net realized and unrealized gain (loss)	0.13		0.07	0.60	(0.29)	0.50	2.43
Total investment operations	0.40		0.63	1.22	0.39	1.23	3.14
Distributions
Net investment income	(0.26)		(0.56)	(0.63)	(0.66)	(0.75)	(0.71)
Total distributions	(0.26)		(0.56)	(0.63)	(0.66)	(0.75)	(0.71)
Net asset value
End of period/year	$9.23		$9.09	$9.02	$8.43	$8.70	$8.22
Total return	4.48	%(C)	7.20%	14.86%	4.63%	15.58%	56.54%
Net assets end of period/year (000’s)	$342,519		$317,237	$298,141	$256,281	$236,673	$214,793
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.85	%(D)	0.85%	0.85%	0.85%	0.85%	0.85	%(E)
Before (waiver/reimbursement)	0.92	%(D)	0.92%	0.94%	0.92%	0.91%	0.95%
Net investment income (loss) to average net assets	5.83	%(D)	6.11%	6.97%	7.77%	8.59%	9.87%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Balanced
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$11.64		$10.08		$9.04		$8.92		$8.05		$6.82
Investment operations (A)
Net investment income (loss) (B)	0.09		0.13		0.15		0.18		0.19		0.20
Net realized and unrealized gain (loss)	0.61		1.67		1.04		0.11		0.90		1.33
Total investment operations	0.70		1.80		1.19		0.29		1.09		1.53
Distributions
Net investment income	(0.10)		(0.24)		(0.15)		(0.17)		(0.22)		(0.23)
Return of capital	—		—		—		—		—		(0.07)
Total distributions	(0.10)		(0.24)		(0.15)		(0.17)		(0.22)		(0.30)
Net asset value
End of period/year	$12.24		$11.64		$10.08		$9.04		$8.92		$8.05
Total return	6.04	%(C)	18.04%		13.26%		3.24%		13.69%		23.07%
Net assets end of period/year (000’s)	$5,406		$5,741		$5,764		$5,360		$6,039		$17,740
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.75	%(D)(E)	0.75	%(E)	0.75	%(E)	0.75	%(E)	0.75	%(E)	0.75	%(E)
Before (waiver/reimbursement)	1.58	%(D)	1.55%		1.71%		1.66%		1.13%		1.05%
Net investment income (loss) to average net assets	1.47	%(D)	1.19%		1.58%		2.01%		2.25%		2.80%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Large Value
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$13.46		$9.92	$8.63	$8.58	$7.62	$6.72
Investment operations (A)
Net investment income (loss) (B)	0.07		0.17	0.17	0.12	0.11	0.14
Net realized and unrealized gain (loss)	0.70		3.55	1.30	0.05	0.97	0.92
Total investment operations	0.77		3.72	1.47	0.17	1.08	1.06
Distributions
Net investment income	(0.07)		(0.18)	(0.18)	(0.12)	(0.12)	(0.14)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.07)		(0.18)	(0.18)	(0.12)	(0.12)	(0.16)
Net asset value
End of period/year	$14.16		$13.46	$9.92	$8.63	$8.58	$7.62
Total return	5.77	%(C)	37.73%	17.08%	2.02%	14.36%	16.20%
Net assets end of period/year (000’s)	$103,350		$120,005	$107,969	$115,207	$168,865	$352,858
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Before (waiver/reimbursement)	0.83	%(D)	0.83%	0.84%	0.81%	0.80%	0.83%
Net investment income (loss) to average net assets	1.06	%(D)	1.43%	1.81%	1.41%	1.41%	1.99%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Stock Index
June 30, 2014 (unaudited)	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$12.36	$9.53	$8.44	$8.41	$7.45	$6.02
Investment operations (A)
Net investment income (loss) (B)	0.11	0.20	0.19	0.16	0.13	0.13
Net realized and unrealized gain (loss)	0.75	2.83	1.13	(0.01)	0.96	1.44
Total investment operations	0.86	3.03	1.32	0.15	1.09	1.57
Distributions
Net investment income	(0.11)	(0.20)	(0.23)	(0.12)	(0.13)	(0.14)
Return of capital	—	—	—	—	—	—	(C)
Total distributions	(0.11)	(0.20)	(0.23)	(0.12)	(0.13)	(0.14)
Net asset value
End of period/year	$13.11	$12.36	$9.53	$8.44	$8.41	$7.45
Total return	6.96	%(D)	32.06%	15.71%	1.80%	14.77%	26.45%
Net assets end of period/year (000’s)	$1,055,365	$1,011,521	$914,519	$852,749	$875,040	$781,920
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.30	%(E)(F)	0.30	%(F)	0.30	%(F)	0.30	%(F)	0.30	%(F)	0.30%
Before (waiver/reimbursement)	0.38	%(E)	0.38%	0.40%	0.38%	0.37%	0.40%
Net investment income (loss) to average net assets	1.71	%(E)	1.80%	2.03%	1.83%	1.77%	2.10%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Master Portfolio (“MP”).
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Large Core
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$6.53		$4.82	$4.18	$4.09	$3.72	$3.07
Investment operations (A)
Net investment income (loss) (B)	0.03		0.07	0.07	0.05	0.05	0.04
Net realized and unrealized gain (loss)	0.41		1.71	0.64	0.09	0.37	0.66
Total investment operations	0.44		1.78	0.71	0.14	0.42	0.70
Distributions
Net investment income	(0.03)		(0.07)	(0.07)	(0.05)	(0.05)	(0.04)
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.03)		(0.07)	(0.07)	(0.05)	(0.05)	(0.05)
Net asset value
End of period/year	$6.94		$6.53	$4.82	$4.18	$4.09	$3.72
Total return	6.69	%(C)	37.13%	16.95%	3.34%	11.45%	23.14%
Net assets end of period/year (000’s)	$7,879		$7,478	$6,159	$5,328	$8,907	$22,334
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.90	%(D)	0.90%	0.90%	0.90%	0.90%	0.90%
Before (waiver/reimbursement)	1.45	%(D)	1.46%	1.74%	1.47%	1.14%	1.12%
Net investment income (loss) to average net assets	0.83	%(D)	1.16%	1.43%	1.08%	1.20%	1.28%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Large Growth
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$10.20		$7.58		$6.64		$6.79	$5.85		$4.37
Investment operations (A)
Net investment income (loss) (B)	0.01		0.03		0.04		0.01	0.02		0.04
Net realized and unrealized gain (loss)	0.41		2.62		0.94		(0.15)	0.94		1.48
Total investment operations	0.42		2.65		0.98		(0.14)	0.96		1.52
Distributions
Net investment income	(0.01)		(0.03)		(0.04)		(0.01)	(0.02)		(0.04)
Return of capital	—		—		—		—	—		—	(C)
Total distributions	(0.01)		(0.03)		(0.04)		(0.01)	(0.02)		(0.04)
Net asset value
End of period/year	$10.61		$10.20		$7.58		$6.64	$6.79		$5.85
Total return	4.15	%(D)	35.00%		14.76%		(2.12)%	16.44%		35.06%
Net assets end of period/year (000’s)	$105,397		$130,443		$137,751		$227,530	$285,634		$427,195
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.90	%(E)(F)	0.90	%(F)	0.90	%(F)	0.90%	0.90	%(F)	0.90	%(F)
Before (waiver/reimbursement)	1.01	%(E)	1.00%		1.01%		0.98%	0.98%		0.99%
Net investment income (loss) to average net assets	0.24	%(E)	0.32%		0.49%		0.09%	0.32%		0.73%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Annualized.
(F)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Mid Value
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$20.91		$16.46		$13.96		$14.42	$12.03	$9.20
Investment operations (A)
Net investment income (loss) (B)	0.11		0.14		0.18		0.13	0.12	0.12
Net realized and unrealized gain (loss)	1.41		5.18		2.50		(0.47)	2.40	2.85
Total investment operations	1.52		5.32		2.68		(0.34)	2.52	2.97
Distributions
Net investment income	(0.11)		(0.14)		(0.18)		(0.12)	(0.13)	(0.13)
Net realized gains	—		(0.73)		—		—	—	—
Return of capital	—		—		—		—	—	(0.01)
Total distributions	(0.11)		(0.87)		(0.18)		(0.12)	(0.13)	(0.14)
Net asset value
End of period/year	$22.32		$20.91		$16.46		$13.96	$14.42	$12.03
Total return	7.28	%(C)	32.68%		19.28%		(2.34)%	21.03%	32.56%
Net assets end of period/year (000’s)	$485,799		$470,530		$349,963		$290,325	$329,837	$289,093
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.90	%(D)	0.90	%(E)	0.90	%(E)	0.90%	0.90%	0.90	%(E)
Before (waiver/reimbursement)	1.03	%(D)	1.03%		1.05%		1.03%	1.02%	1.05%
Net investment income (loss) to average net assets	1.03	%(D)	0.73%		1.17%		0.89%	0.94%	1.24%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Mid Growth
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$14.09		$13.69		$12.04		$12.95		$10.04		$8.00
Investment operations (A)
Net investment income (loss) (B)	(0.02)		(0.03)		(0.01)		(0.07)		(0.06)		(0.04)
Net realized and unrealized gain (loss)	0.71		3.99		1.66		(0.84)		2.97		2.08
Total investment operations	0.69		3.96		1.65		(0.91)		2.91		2.04
Distributions
Net realized gains	—		(3.56)		—		—		—		—
Total distributions	—		(3.56)		—		—		—		—
Net asset value
End of period/year	$14.78		$14.09		$13.69		$12.04		$12.95		$10.04
Total return	4.90	%(C)	30.10%		13.70%		(7.03)%		28.98%		25.50%
Net assets end of period/year (000’s)	$26,487		$33,879		$37,985		$42,808		$57,422		$66,648
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	0.95	%(D)(E)	0.95	%(D)	0.95	%(D)	0.95	%(D)	0.95	%(D)	0.95	%(D)
Before (waiver/reimbursement)	1.24	%(E)	1.18%		1.19%		1.15%		1.12%		1.16%
Net investment income (loss) to average net assets	(0.23	)%(E)	(0.21)%		(0.09)%		(0.53)%		(0.56)%		(0.44)%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.
(E)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Small Value
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$20.78		$15.65		$13.64		$13.53		$11.09		$9.41
Investment operations (A)
Net investment income (loss) (B)	0.10		0.06		0.18		0.05		0.06		0.10
Net realized and unrealized gain (loss)	0.24		5.22		1.97		0.10		2.47		1.70
Total investment operations	0.34		5.28		2.15		0.15		2.53		1.80
Distributions
Net investment income	(0.11)		(0.15)		(0.14)		(0.04)		(0.09)		(0.10)
Return of capital	—		—		—		—		—		(0.02)
Total distributions	(0.11)		(0.15)		(0.14)		(0.04)		(0.09)		(0.12)
Net asset value
End of period/year	$21.01		$20.78		$15.65		$13.64		$13.53		$11.09
Total return	1.66	%(C)	33.88%		15.81%		1.11%		22.86%		19.39%
Net assets end of period/year (000’s)	$8,194		$11,948		$13,475		$15,014		$28,811		$44,972
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	1.10	%(D)(E)	1.10	%(E)	1.10	%(E)	1.10	%(E)	1.10	%(E)	1.10	%(E)
Before (waiver/reimbursement)	1.66	%(D)	1.41%		1.47%		1.40%		1.31%		1.29%
Net investment income (loss) to average net assets	0.99	%(D)	0.31%		1.22%		0.37%		0.52%		1.02%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Small Core
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$14.81		$11.17	$9.81	$10.08	$7.78		$6.17
Investment operations (A)
Net investment income (loss) (B)	0.05		0.06	0.09	0.01	0.01		0.04
Net realized and unrealized gain (loss)	0.65		3.64	1.36	(0.26)	2.30		1.63
Total investment operations	0.70		3.70	1.45	(0.25)	2.31		1.67
Distributions
Net investment income	(0.05)		(0.06)	(0.09)	(0.02)	(0.01)		(0.03)
Return of capital	—		—	—	—	—		(0.03)
Total distributions	(0.05)		(0.06)	(0.09)	(0.02)	(0.01)		(0.06)
Net asset value
End of period/year	$15.46		$14.81	$11.17	$9.81	$10.08		$7.78
Total return	4.74	%(C)	33.23%	14.84%	(2.47)%	29.65%		27.17%
Net assets end of period/year (000’s)	$30,087		$30,567	$32,600	$30,083	$36,359		$52,668
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	1.10	%(D)	1.10%	1.10%	1.10%	1.10	%(E)	1.10	%(E)
Before (waiver/reimbursement)	1.28	%(D)	1.27%	1.31%	1.28%	1.23%		1.27%
Net investment income (loss) to average net assets	0.62	%(D)	0.46%	0.85%	0.05%	0.15%		0.42%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Small Growth
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010		December 31, 2009
Net asset value
Beginning of period/year	$17.80		$12.93		$12.79		$13.71		$10.94		$8.25
Investment operations (A)
Net investment income (loss) (B)	(0.06)		(0.11)		(0.06)		(0.08)		(0.08)		(0.06)
Net realized and unrealized gain (loss)	0.19		4.98		0.20		(0.84)		2.85		2.75
Total investment operations	0.13		4.87		0.14		(0.92)		2.77		2.69
Net asset value
End of period/year	$17.93		$17.80		$12.93		$12.79		$13.71		$10.94
Total return	0.73	%(C)	37.67%		1.09%		(6.71)%		25.32%		32.61%
Net assets end of period/year (000’s)	$11,152		$13,660		$12,761		$19,353		$30,335		$47,798
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	1.15	%(D)(E)	1.15	%(E)	1.15	%(E)	1.15	%(E)	1.15	%(E)	1.15	%(E)
Before (waiver/reimbursement)	1.66	%(D)	1.45%		1.62%		1.43%		1.34%		1.35%
Net investment income (loss) to average net assets	(0.69	)%(D)	(0.71)%		(0.43)%		(0.63)%		(0.66)%		(0.63)%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes reimbursement or waiver of fees at the underlying Series Portfolio level.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	International Equity
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$7.55		$6.73	$5.88	$6.88	$6.08	$4.87
Investment operations (A)
Net investment income (loss) (B)	0.15		0.08	0.09	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.26		0.82	0.90	(1.03)	0.81	1.21
Total investment operations	0.41		0.90	0.99	(0.94)	0.88	1.27
Distributions
Net investment income	(0.17)		(0.08)	(0.14)	(0.06)	(0.08)	—
Return of capital	—		—	—	—	—	(0.06)
Total distributions	(0.17)		(0.08)	(0.14)	(0.06)	(0.08)	(0.06)
Net asset value
End of period/year	$7.79		$7.55	$6.73	$5.88	$6.88	$6.08
Total return	5.55	%(C)	13.50%	17.03%	(13.78)%	14.60%	26.34%
Net assets end of period/year (000’s)	$72,028		$80,876	$103,904	$137,269	$202,389	$316,354
Ratio and supplemental data (A)
Expenses to average net assets
After (waiver/reimbursement)	1.15	%(D)	1.15%	1.15%	1.15%	1.13%	1.15%
Before (waiver/reimbursement)	1.19	%(D)	1.20%	1.18%	1.15%	1.13%	1.19%
Net investment income (loss) to average net assets	4.09	%(D)	1.10%	1.39%	1.36%	1.16%	1.12%

(A)	The per share amounts and percentages include the fund’s proportionate share of income and expenses of the Series Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group II (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is composed of twenty-one different series that are separate investment funds. Sixteen of the series are doing business as Transamerica Partners Institutional Funds Group, which are diversified open-end management companies as defined by the 1940 Act, and are represented herein as follows: Transamerica Partners Institutional Money Market (“Money Market”), Transamerica Partners Institutional High Quality Bond (“High Quality Bond”), Transamerica Partners Institutional Inflation-Protected Securities (“Inflation-Protected Securities”), Transamerica Partners Institutional Core Bond (“Core Bond”), Transamerica Partners Institutional High Yield Bond (“High Yield Bond”), Transamerica Partners Institutional Balanced (“Balanced”), Transamerica Partners Institutional Large Value (“Large Value”), Transamerica Partners Institutional Stock Index (“Stock Index”), Transamerica Partners Institutional Large Core (“Large Core”), Transamerica Partners Institutional Large Growth (“Large Growth”), Transamerica Partners Institutional Mid Value (“Mid Value”), Transamerica Partners Institutional Mid Growth (“Mid Growth”), Transamerica Partners Institutional Small Value (“Small Value”), Transamerica Partners Institutional Small Core (“Small Core”), Transamerica Partners Institutional Small Growth (“Small Growth”), and Transamerica Partners Institutional International Equity (“International Equity”), (each, a “Fund” and collectively, the “Funds”). Each Fund, with the exception of Stock Index, invests all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). Stock Index invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio” or “MP”).

The financial statements of the Series Portfolio and the MP, including the Schedules of Investments, accompany this report and should be read in conjunction with the Funds’ financial statements. Additionally, since the Funds invest solely in the Series Portfolio or the MP, the portfolio turnover is noted in the financial highlights of the Series Portfolio and the MP.

This report must be accompanied by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Funds by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Fund’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and their dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Funds. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Investment valuations: The value of each Fund’s investments in the corresponding Series Portfolio or MP, as noted in the Statements of Assets and Liabilities, reflects that Fund’s proportional interest in the net assets of the corresponding series of the Series Portfolio or the MP.

The valuation policy for the underlying securities held by the Series Portfolio is discussed in the Series Portfolio’s Notes to Financial Statements, which accompany this report.

The valuation policy for the underlying securities held by the MP is discussed in the MP’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: Each Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the corresponding series of the Series Portfolio or the MP. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Series Portfolio or the MP are allocated pro rata among the investors and recorded by the Funds on a daily basis.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses attributable to a Fund are charged to that Fund.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TFS is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Trust are also officers and/or trustees of TAM, TFS, and TCI. No interested trustees receive compensation from the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees of the Trust are also trustees of the affiliated investment companies, for which they receive fees.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The following schedule reflects each Fund’s percentage of interest in the Series Portfolio or MP, including any open receivable or payable, at June 30, 2014.

Fund Name	% of Interest in Series Portfolio or MP
Money Market	34.70%
High Quality Bond	15.57
Inflation-Protected Securities	30.49
Core Bond	30.39
High Yield Bond	37.83
Balanced	4.06
Large Value	11.29
Stock Index	18.84
Large Core	2.41
Large Growth	11.66
Mid Value	49.09
Mid Growth	19.69
Small Value	10.83
Small Core	9.12
Small Growth	16.31
International Equity	12.13

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at June 30, 2014:

Money Market	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$180,060	0.06%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	163,334	0.05
Transamerica Institutional Asset Allocation – Long Horizon	66,686	0.02
Transamerica Institutional Asset Allocation – Short Horizon	46,751	0.02
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	47,074	0.02
Total	$503,905	0.17%
High Quality Bond	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$6,881,851	11.56%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	1,015,876	1.71
Transamerica Institutional Asset Allocation – Long Horizon	165,433	0.28
Transamerica Institutional Asset Allocation – Short Horizon	2,825,584	4.75
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	3,031,724	5.09
Total	$13,920,468	23.39%

Inflation-Protected Securities	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$10,554,571	12.26%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	4,745,337	5.51
Transamerica Institutional Asset Allocation – Long Horizon	1,138,969	1.32
Transamerica Institutional Asset Allocation – Short Horizon	2,858,658	3.32
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	3,133,416	3.64
Total	$22,430,951	26.05%
Core Bond	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$21,015,587	5.19%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	7,678,483	1.90
Transamerica Institutional Asset Allocation – Long Horizon	1,335,504	0.33
Transamerica Institutional Asset Allocation – Short Horizon	8,379,419	2.07
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	7,670,195	1.89
Total	$46,079,188	11.38%

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

High Yield Bond	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$5,564,623	1.62%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,033,577	0.59
Transamerica Institutional Asset Allocation – Long Horizon	676,060	0.20
Transamerica Institutional Asset Allocation – Short Horizon	1,869,965	0.55
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,954,647	0.57
Total	$12,098,872	3.53%
Large Value	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$13,117,430	12.69%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	10,025,231	9.70
Transamerica Institutional Asset Allocation – Long Horizon	7,750,351	7.50
Transamerica Institutional Asset Allocation – Short Horizon	582,155	0.56
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	2,227,931	2.16
Total	$33,703,098	32.61%
Large Growth	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$12,631,357	11.98%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	9,654,357	9.16
Transamerica Institutional Asset Allocation – Long Horizon	7,469,127	7.09
Transamerica Institutional Asset Allocation – Short Horizon	576,417	0.55
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	2,116,727	2.01
Total	$32,447,985	30.79%

Mid Value	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$3,103,646	0.64%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,779,050	0.57
Transamerica Institutional Asset Allocation – Long Horizon	2,406,646	0.50
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	535,983	0.11
Total	$8,825,325	1.82%
Mid Growth	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$3,041,928	11.48%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,697,908	10.19
Transamerica Institutional Asset Allocation – Long Horizon	2,202,774	8.32
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	495,655	1.87
Total	$8,438,265	31.86%
Small Value	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,982,163	36.39%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,621,048	31.99
Transamerica Institutional Asset Allocation – Long Horizon	2,284,010	27.87
Total	$7,887,221	96.25%
Small Core	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Short Horizon	$392,702	1.31%
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	515,326	1.71
Total	$908,028	3.02%

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Small Growth	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$2,815,001	25.24%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	2,480,811	22.25
Transamerica Institutional Asset Allocation – Long Horizon	2,039,489	18.29
Total	$7,335,301	65.78%

International Equity	Market Value	% of Net Assets
Transamerica Institutional Asset Allocation – Intermediate Horizon	$11,560,027	16.05%
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	10,232,041	14.21
Transamerica Institutional Asset Allocation – Long Horizon	8,681,589	12.05
Transamerica Institutional Asset Allocation – Short Horizon	395,913	0.55
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	1,808,637	2.51
Total	$32,678,207	45.37%

Investment advisory fees: Pursuant to the Investment Advisory Agreement, and subject to further policies as the Board of Trustees may determine, TAM provides general investment advice to each Fund. As compensation for the services performed by TAM, each Fund pays TAM a fee, accrued daily and payable monthly, at an annual rate set forth in the Series Portfolio’s Notes to Financial Statements, which accompany this report. However, if a Fund invests all, or substantially all, of its assets in a single registered investment company, the annual fee shall be reduced by the aggregate management fees allocated to that Fund for that Fund’s then current fiscal year from such other registered investment company. Currently, each Fund, other than Stock Index, invests all of its assets in a corresponding Series Portfolio, and the fees payable to TAM under the Investment Advisory Agreement are reduced completely by the aggregate management fees allocated to the Funds by the corresponding Series Portfolio. TAM received a fee from Stock Index at an annual rate of 0.10% of the Fund’s average daily net assets, which includes both advisory and administrative services. This amount is reduced by the advisory fee charged by the MP of 0.05%. For all Funds, excluding Stock Index, the investment advisory fees are included in the Statements of Operations, which are located within Net investment income (loss) allocated from the Series Portfolio, in Expenses (net of reimbursement). For Stock Index, the investment advisory fees are included in Administration/Advisory fees within the Statements of Operations.

TAM has contractually agreed to reimburse the expenses of each Fund through May 1, 2017 in order to limit expenses to a rate equal to the percentage specified in the following table, which lists each Fund’s annual limit based on average daily net assets (“ANA”), including the expenses of the Series Portfolio or MP, and excluding interest expense, brokerage commissions, and certain extraordinary expenses.

Fund Name	Expense Cap
Money Market	0.50%
High Quality Bond	0.65
Inflation-Protected Securities	0.65
Core Bond	0.65
High Yield Bond	0.85
Balanced	0.75
Large Value	0.75
Stock Index	0.30
Large Core	0.90
Large Growth	0.90
Mid Value	0.90
Mid Growth	0.95
Small Value	1.10
Small Core	1.10
Small Growth	1.15
International Equity	1.15

The expenses reimbursed are included in the Statements of Operations. Such fee waivers are not subject to recoupment by TAM in future years.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

In order to avoid a negative yield, TAM or any of its affiliates may waive fees or reimburse the expenses of Money Market. Any such waiver or expense reimbursement is voluntary. It can be discontinued at any time, and is subject in certain circumstances to recapture by TAM or its affiliates during the fiscal year in which it was waived. Such fee waivers are not subject to recoupment by TAM in future years.

During the period ended June 30, 2014, there were no amounts recaptured by TAM. There is no guarantee that Money Market will be able to avoid a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations within Expenses (waived/reimbursed). The amounts waived for the period ended June 30, 2014 and year ended December 31, 2013 were as follows:

Fund Name	2014 Amount Waived	2014 Amount Waived (Basis Points)	2013 Amount Waived	2013 Amount Waived (Basis Points)
Money Market	$398,159	27(A)	$933,607	28

(A)	Annualized.

Distribution and service fees: The Trust has entered into a Principal Underwriting Agreement with TCI. Pursuant to Rule 12b-1 of the 1940 Act, TCI may receive a fee from each Fund at an annual rate of 0.25% of each Fund’s daily net assets in connection with the sale of shares in the Funds, as well as provide ongoing services to shareholders and to pay other marketing and advertising expenses. The distribution and service fees are included in the Statements of Operations within Distribution fees.

Administrative services and transfer agent fees: The Trust has entered into an Administrative Services Agreement and a Transfer Agency Agreement with TFS. For providing these services TFS receives a fee from the Funds (except Stock Index) at the annual rate of 0.05% of each Fund’s average daily net assets. The administrative fees and transfer agent fees are included in the Statements of Operations, located within Administration/Advisory fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Funds may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, state of New York, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 4. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Funds’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 4. (continued)

related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

NOTE 5. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Funds’ financial statements.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (together, the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional Small Core
Transamerica Partners Institutional High Quality Bond	Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional International Equity	Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Partners Institutional Large Core	Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Institutional Large Growth	Transamerica Institutional Asset Allocation – Long Horizon
Transamerica Partners Institutional Large Value	Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Partners Institutional Mid Growth	Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Institutional Mid Value

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) for the funds listed in the left-hand column below (each a “Portfolio” and collectively the “Portfolios”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a Portfolio listed below invests all of its investable assets in that applicable Portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners Money Market Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each Agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

With respect to each Fund that invests in a Portfolio, the Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Institutional Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee(s). With respect to each Portfolio, the Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2013.

Transamerica Partners Institutional Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio. The Trustees also noted anticipated changes in the portfolio management team of one of the

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

sub-advisers to the Portfolio. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward.

Transamerica Partners Institutional Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional High Quality Bond. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

Transamerica Partners Institutional High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio.

Transamerica Partners Institutional Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board also noted upcoming changes to the portfolio management team and process of one sub-adviser to the Portfolio that would take place on or about July 1, 2014. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Mid Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that it had approved the replacement of one sub-adviser to the Portfolio during the past year and that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Money Market. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Small Core. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Small Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of the previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Stock Index. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the Fund’s performance was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the Fund’s performance was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Long Horizon. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was above its composite benchmark for the past 1-, 3- and 5-year periods and below its composite benchmark for the past 10-year period.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s performance was above the median for its peer universe for the past 3-year period and in line with the median for the past 1-, 5- and 10-year periods. The Board also noted that the Fund’s performance was above its composite benchmark for the past 1- and 5-year periods and below its composite benchmark for the past 3- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered, where applicable, the fees charged by the Sub-Adviser for sub-advisory services, the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Institutional Balanced. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Core Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Quality Bond. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Inflation-Protected Securities. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional International Equity. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Core. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Value. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Value. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Money Market. The Trustees noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Core. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Value. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Stock Index. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Asset Allocation – Intermediate Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and in line with the median for its peer universe.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Long Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe.

Transamerica Asset Allocation – Short Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and in line with the median for its peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to the Funds and to TPFG or TPFG II as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and TPFG or TPFG II, as applicable, as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the applicable Portfolio and Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers and whether each Fund has achieved economies of scale in the future.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Funds

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Institutional Funds Group	Semi-Annual Report 2014

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders bear the cost of operating the fund (such as the advisory fee). The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2014, and held for the entire period until June 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Institutional Asset Allocation - Short Horizon	$1,000.00	$1,041.80	$0.51	$1,024.30	$0.50	0.10%
Transamerica Institutional Asset Allocation - Short/Intermediate Horizon	1,000.00	1,043.40	0.51	1,024.30	0.50	0.10
Transamerica Institutional Asset Allocation - Intermediate Horizon	1,000.00	1,045.00	0.51	1,024.30	0.50	0.10
Transamerica Institutional Asset Allocation - Intermediate/Long Horizon	1,000.00	1,047.50	0.51	1,024.30	0.50	0.10
Transamerica Institutional Asset Allocation - Long Horizon	1,000.00	1,048.10	0.51	1,024.30	0.50	0.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Schedules of Investments Composition

At June 30, 2014

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Institutional Asset Allocation - Short Horizon	% of Net Assets
Fixed Income	88.9%
Domestic Equity	8.6
International Equity	2.2
Money Market	0.3
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Short/ Intermediate Horizon	% of Net Assets
Fixed Income	67.1%
Domestic Equity	25.0
International Equity	7.7
Money Market	0.2
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Intermediate Horizon	% of Net Assets
Fixed Income	47.1%
Domestic Equity	40.3
International Equity	12.4
Money Market	0.2
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon	% of Net Assets
Domestic Equity	53.9%
Fixed Income	27.6
International Equity	18.2
Money Market	0.3
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

Transamerica Institutional Asset Allocation - Long Horizon	% of Net Assets
Domestic Equity	66.7%
International Equity	24.0
Fixed Income	9.1
Money Market	0.2
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1%

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Institutional Asset Allocation - Short Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.6%
Transamerica Partners Institutional Large Growth (A)	54,328	$ 576,417
Transamerica Partners Institutional Large Value (A)	41,113	582,155
Transamerica Partners Institutional Small Core (A)	25,401	392,702
Fixed Income - 88.9%
Transamerica Partners Institutional Core Bond (A)	760,383	8,379,419
Transamerica Partners Institutional High Quality Bond (A)	273,267	2,825,584
Transamerica Partners Institutional High Yield Bond (A)	202,596	1,869,965
Transamerica Partners Institutional Inflation-Protected Securities (A)	285,295	2,858,658
International Equity - 2.2%
Transamerica Partners Institutional International Equity (A)	50,823	395,913
Money Market - 0.3%
Transamerica Partners Institutional Money Market (A)	4,646	46,751

Total Investment Companies (cost $17,716,456)		17,927,564

Total Investment Securities (cost $17,716,456) (B)		17,927,564
Other Assets and Liabilities - Net - (0.0)% (C)		(1,528)

Net Assets - 100.0%		$ 17,926,036

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$17,927,564	$—	$—	$17,927,564
Total Investment Securities	$17,927,564	$—	$—	$17,927,564

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Institutional Funds Group.
(B)	Aggregate cost for federal income tax purposes is $17,716,456. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $385,113 and $174,005, respectively. Net unrealized appreciation for tax purposes is $211,108.
(C)	Percentage rounds to less than 0.1%.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Institutional Asset Allocation - Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 25.0%
Transamerica Partners Institutional Large Growth (A)	199,503	$ 2,116,727
Transamerica Partners Institutional Large Value (A)	157,340	2,227,931
Transamerica Partners Institutional Mid Growth (A)	33,536	495,655
Transamerica Partners Institutional Mid Value (A)	24,014	535,983
Transamerica Partners Institutional Small Core (A)	33,333	515,326
Fixed Income - 67.1%
Transamerica Partners Institutional Core Bond (A)	696,025	7,670,195
Transamerica Partners Institutional High Quality Bond (A)	293,203	3,031,724
Transamerica Partners Institutional High Yield Bond (A)	211,771	1,954,647
Transamerica Partners Institutional Inflation-Protected Securities (A)	312,716	3,133,416
International Equity - 7.7%
Transamerica Partners Institutional International Equity (A)	232,174	1,808,637
Money Market - 0.2%
Transamerica Partners Institutional Money Market (A)	4,678	47,074

Total Investment Companies (cost $22,154,095)		23,537,315

Total Investment Securities (cost $22,154,095) (B)		23,537,315
Other Assets and Liabilities - Net - (0.0)% (C)		(1,976)

Net Assets - 100.0%		$ 23,535,339

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$23,537,315	$—	$—	$23,537,315
Total Investment Securities	$23,537,315	$—	$—	$23,537,315

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Institutional Funds Group.
(B)	Aggregate cost for federal income tax purposes is $22,154,095. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,582,083 and $198,863, respectively. Net unrealized appreciation for tax purposes is $1,383,220.
(C)	Percentage rounds to less than 0.1%.
(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Institutional Asset Allocation - Intermediate Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 40.3%
Transamerica Partners Institutional Large Growth (A)	1,190,514	$ 12,631,357
Transamerica Partners Institutional Large Value (A)	926,372	13,117,430
Transamerica Partners Institutional Mid Growth (A)	205,814	3,041,928
Transamerica Partners Institutional Mid Value (A)	139,052	3,103,646
Transamerica Partners Institutional Small Growth (A) (B)	157,000	2,815,001
Transamerica Partners Institutional Small Value (A)	141,940	2,982,163
Fixed Income - 47.1%
Transamerica Partners Institutional Core Bond (A)	1,907,041	21,015,587
Transamerica Partners Institutional High Quality Bond (A)	665,556	6,881,851
Transamerica Partners Institutional High Yield Bond (A)	602,884	5,564,623
Transamerica Partners Institutional Inflation-Protected Securities (A)	1,053,350	10,554,571
International Equity - 12.4%
Transamerica Partners Institutional International Equity (A)	1,483,957	11,560,027
Money Market - 0.2%
Transamerica Partners Institutional Money Market (A)	17,892	180,060

Total Investment Companies (cost $81,114,134)		93,448,244

Total Investment Securities (cost $81,114,134) (C)		93,448,244
Other Assets and Liabilities - Net - (0.0)% (D)		(7,915)

Net Assets - 100.0%		$ 93,440,329

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$93,448,244	$—	$—	$93,448,244
Total Investment Securities	$93,448,244	$—	$—	$93,448,244

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $81,114,134. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,983,836 and $649,726, respectively. Net unrealized appreciation for tax purposes is $12,334,110.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Institutional Asset Allocation - Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 53.9%
Transamerica Partners Institutional Large Growth (A)	909,930	$ 9,654,357
Transamerica Partners Institutional Large Value (A)	707,997	10,025,231
Transamerica Partners Institutional Mid Growth (A)	182,538	2,697,908
Transamerica Partners Institutional Mid Value (A)	124,509	2,779,050
Transamerica Partners Institutional Small Growth (A) (B)	138,361	2,480,811
Transamerica Partners Institutional Small Value (A)	124,752	2,621,048
Fixed Income - 27.6%
Transamerica Partners Institutional Core Bond (A)	696,777	7,678,483
Transamerica Partners Institutional High Quality Bond (A)	98,247	1,015,876
Transamerica Partners Institutional High Yield Bond (A)	220,323	2,033,577
Transamerica Partners Institutional Inflation-Protected Securities (A)	473,587	4,745,337
International Equity - 18.2%
Transamerica Partners Institutional International Equity (A)	1,313,484	10,232,041
Money Market - 0.3%
Transamerica Partners Institutional Money Market (A)	16,230	163,334

Total Investment Companies (cost $46,183,116)		56,127,053

Total Investment Securities (cost $46,183,116) (C)		56,127,053
Other Assets and Liabilities - Net - (0.0)% (D)		(4,782)

Net Assets - 100.0%		$ 56,122,271

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$56,127,053	$—	$—	$56,127,053
Total Investment Securities	$56,127,053	$—	$—	$56,127,053

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $46,183,116. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,170,486 and $226,549, respectively. Net unrealized appreciation for tax purposes is $9,943,937.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Institutional Asset Allocation - Long Horizon

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 66.7%
Transamerica Partners Institutional Large Growth (A)	703,971	$ 7,469,127
Transamerica Partners Institutional Large Value (A)	547,341	7,750,351
Transamerica Partners Institutional Mid Growth (A)	149,037	2,202,774
Transamerica Partners Institutional Mid Value (A)	107,825	2,406,646
Transamerica Partners Institutional Small Growth (A) (B)	113,747	2,039,489
Transamerica Partners Institutional Small Value (A)	108,711	2,284,010
Fixed Income - 9.1%
Transamerica Partners Institutional Core Bond (A)	121,189	1,335,504
Transamerica Partners Institutional High Quality Bond (A)	15,999	165,433
Transamerica Partners Institutional High Yield Bond (A)	73,246	676,060
Transamerica Partners Institutional Inflation-Protected Securities (A)	113,670	1,138,969
International Equity - 24.0%
Transamerica Partners Institutional International Equity (A)	1,114,453	8,681,589
Money Market - 0.2%
Transamerica Partners Institutional Money Market (A)	6,626	66,686

Total Investment Companies (cost $28,866,491)		36,216,638

Total Investment Securities (cost $28,866,491) (C)		36,216,638
Other Assets and Liabilities - Net - (0.0)% (D)		(3,049)

Net Assets - 100.0%		$ 36,213,589

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Investment Companies	$36,216,638	$—	$—	$36,216,638
Total Investment Securities	$36,216,638	$—	$—	$36,216,638

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests substantially all of its assets in an affiliated fund of the Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $28,866,491. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $7,414,997 and $64,850, respectively. Net unrealized appreciation for tax purposes is $7,350,147.
(D)	Percentage rounds to less than 0.1%.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Assets:
Investments in affiliated investment companies, at value	$17,927,564	$23,537,315	$93,448,244	$56,127,053	$36,216,638
Receivables:
Shares of beneficial interest sold	1,665	31,113	14,791	13,347	20,834
Affiliated investment securities sold	—	26,377	6,602	—	7,974
Total assets	17,929,229	23,594,805	93,469,637	56,140,400	36,245,446

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	272	16,230	21,393	—	28,808
Affiliated investment securities purchased	1,393	41,259	—	13,347	—
Advisory fees	1,528	1,977	7,915	4,782	3,049
Total liabilities	3,193	59,466	29,308	18,129	31,857
Net assets	$17,926,036	$23,535,339	$93,440,329	$56,122,271	$36,213,589

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, $0.00001 par value per share	$19,611,916	$28,932,778	$147,121,194	$131,293,305	$103,574,470
Undistributed (distributions in excess of) net investment income (loss)	(154)	(40)	(176)	(365)	(35)
Undistributed (accumulated) net realized gain (loss)	(1,896,834)	(6,780,619)	(66,014,799)	(85,114,606)	(74,710,993)
Net unrealized appreciation (depreciation) on:
Affiliated investment companies	211,108	1,383,220	12,334,110	9,943,937	7,350,147
Net assets	$17,926,036	$23,535,339	$93,440,329	$56,122,271	$36,213,589
Shares of beneficial interest outstanding	1,597,424	2,117,475	7,978,822	4,769,179	3,268,617
Net asset value per share	$11.22	$11.11	$11.71	$11.77	$11.08

Investments in affiliated investment companies, at cost	$17,716,456	$22,154,095	$81,114,134	$46,183,116	$28,866,491

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

	Short Horizon	Short/Intermediate Horizon	Intermediate Horizon	Intermediate/ Long Horizon	Long Horizon
Investment Income:
Dividend income from affiliated investment companies	$270,377	$272,198	$1,110,489	$640,188	$303,406
Total investment income	270,377	272,198	1,110,489	640,188	303,406

Expenses:
Advisory	10,601	11,381	53,410	34,777	17,045
Total expenses	10,601	11,381	53,410	34,777	17,045
Net investment income (loss)	259,776	260,817	1,057,079	605,411	286,361

Net realized gain (loss) on transactions from:
Affiliated investment companies	162,477	435,584	12,670,017	14,849,022	1,494,157
Net realized gain (loss)	162,477	435,584	12,670,017	14,849,022	1,494,157

Net change in unrealized appreciation (depreciation) on:
Affiliated investment companies	453,472	300,150	(9,078,182)	(12,344,000)	(190,794)
Net change in unrealized appreciation (depreciation)	453,472	300,150	(9,078,182)	(12,344,000)	(190,794)
Net realized and change in unrealized gain (loss)	615,949	735,734	3,591,835	2,505,022	1,303,363
Net increase (decrease) in net assets resulting from operations	$875,725	$996,551	$4,648,914	$3,110,433	$1,589,724

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Short/Intermediate Horizon		Intermediate Horizon
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$259,776	$719,146	$260,817	$596,118	$1,057,079	$2,883,970
Net realized gain (loss)	162,477	1,023,940	435,584	1,839,593	12,670,017	21,687,850
Net change in unrealized appreciation (depreciation)	453,472	(1,299,411)	300,150	(616,087)	(9,078,182)	(5,904,879)
Net increase (decrease) in net assets resulting from operations	875,725	443,675	996,551	1,819,624	4,648,914	18,666,941

Distributions to shareholders:
Net investment income	(259,930)	(720,257)	(260,857)	(597,228)	(1,057,255)	(2,885,599)
Total distributions to shareholders	(259,930)	(720,257)	(260,857)	(597,228)	(1,057,255)	(2,885,599)

Capital share transactions:
Proceeds from shares sold	5,612,898	7,646,999	6,527,683	7,062,706	12,502,046	17,898,691
Dividends and distributions reinvested	259,930	720,257	260,857	597,228	1,057,255	2,885,599
Cost of shares redeemed	(12,564,908)	(12,801,629)	(6,776,036)	(10,404,669)	(45,161,010)	(73,296,551)
Net increase (decrease) in net assets resulting from capital share transactions	(6,692,080)	(4,434,373)	12,504	(2,744,735)	(31,601,709)	(52,512,261)

Net increase (decrease) in net assets	(6,076,285)	(4,710,955)	748,198	(1,522,339)	(28,010,050)	(36,730,919)

Net assets:
Beginning of period/year	24,002,321	28,713,276	22,787,141	24,309,480	121,450,379	158,181,298
End of period/year	$17,926,036	$24,002,321	$23,535,339	$22,787,141	$93,440,329	$121,450,379
Undistributed (distributions in excess of) net investment income (loss)	$(154)	$—	$(40)	$—	$(176)	$—

Share activity:
Shares issued	508,586	695,452	599,349	671,984	1,093,906	1,671,313
Shares issued-reinvested from dividends and distributions	23,399	65,924	23,722	56,719	91,458	266,385
Shares redeemed	(1,134,660)	(1,165,277)	(622,132)	(988,105)	(3,932,188)	(6,810,211)
Net increase (decrease) in shares outstanding	(602,675)	(403,901)	939	(259,402)	(2,746,824)	(4,872,513)

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Intermediate/Long Horizon		Long Horizon
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$605,411	$1,582,757	$286,361	$562,344
Net realized gain (loss)	14,849,022	9,219,528	1,494,157	5,244,161
Net change in unrealized appreciation (depreciation)	(12,344,000)	4,436,094	(190,794)	2,410,163
Net increase (decrease) in net assets resulting from operations	3,110,433	15,238,379	1,589,724	8,216,668

Distributions to shareholders:
Net investment income	(605,776)	(1,583,868)	(286,396)	(563,426)
Total distributions to shareholders	(605,776)	(1,583,868)	(286,396)	(563,426)

Capital share transactions:
Proceeds from shares sold	9,625,546	9,116,099	8,444,622	4,513,929
Dividends and distributions reinvested	605,776	1,583,868	286,396	563,426
Cost of shares redeemed	(39,252,670)	(27,591,068)	(6,532,212)	(16,065,720)
Net increase (decrease) in net assets resulting from capital share transactions	(29,021,348)	(16,891,101)	2,198,806	(10,988,365)

Net increase (decrease) in net assets	(26,516,691)	(3,236,590)	3,502,134	(3,335,123)

Net assets:
Beginning of period/year	82,638,962	85,875,552	32,711,455	36,046,578
End of period/year	$56,122,271	$82,638,962	$36,213,589	$32,711,455
Undistributed (distributions in excess of) net investment income (loss)	$(365)	$—	$(35)	$—
Share activity:
Shares issued	842,761	872,760	787,067	475,382
Shares issued-reinvested from dividends and distributions	52,255	147,888	26,178	56,724
Shares redeemed	(3,414,212)	(2,642,965)	(612,528)	(1,663,352)
Net increase (decrease) in shares outstanding	(2,519,196)	(1,622,317)	200,717	(1,131,246)

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year	Short Horizon
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.91		$11.03	$10.68	$10.48	$9.97	$8.89
Investment operations
Net investment income (loss) (A)	0.13		0.30	0.49	0.30	0.33	0.36
Net realized and unrealized gain (loss)	0.32		(0.12)	0.38	0.22	0.52	1.10
Total investment operations	0.45		0.18	0.87	0.52	0.85	1.46
Distributions
Net investment income	(0.14)		(0.30)	(0.52)	(0.32)	(0.34)	(0.37)
Return of capital (B)	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.30)	(0.52)	(0.32)	(0.34)	(0.38)
Net asset value
End of period/year	$11.22		$10.91	$11.03	$10.68	$10.48	$9.97
Total return	4.18	%(C)	1.67%	8.27%	5.02%	8.68%	16.67%
Net assets end of period/year (000’s)	$17,926		$24,002	$28,713	$31,997	$49,240	$70,583
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.45	%(E)	2.70%	4.49%	2.80%	3.26%	3.83%
Portfolio turnover rate (F)	98	%(C)	75%	110%	94%	79%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the fund invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Short/Intermediate Horizon
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.77		$10.23	$9.67	$9.65	$8.93	$7.76
Investment operations
Net investment income (loss) (A)	0.12		0.26	0.37	0.23	0.23	0.25
Net realized and unrealized gain (loss)	0.35		0.54	0.58	0.05	0.72	1.19
Total investment operations	0.47		0.80	0.95	0.28	0.95	1.44
Distributions
Net investment income	(0.13)		(0.26)	(0.39)	(0.26)	(0.23)	(0.26)
Return of capital (B)	—		—	—	—	—	(0.01)
Total distributions	(0.13)		(0.26)	(0.39)	(0.26)	(0.23)	(0.27)
Net asset value
End of period/year	$11.11		$10.77	$10.23	$9.67	$9.65	$8.93
Total return	4.34	%(C)	7.94%	9.93%	2.91%	10.80%	18.88%
Net assets end of period/year (000’s)	$23,535		$22,787	$24,309	$28,964	$42,044	$73,490
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	2.29	%(E)	2.45%	3.69%	2.36%	2.52%	3.02%
Portfolio turnover rate (F)	74	%(C)	86%	95%	116%	88%	67%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the fund invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Intermediate Horizon
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.32		$10.14	$9.39	$9.54	$8.62	$7.37
Investment operations
Net investment income (loss) (A)	0.11		0.22	0.31	0.17	0.18	0.18
Net realized and unrealized gain (loss)	0.40		1.19	0.75	(0.10)	0.90	1.37
Total investment operations	0.51		1.41	1.06	0.07	1.08	1.55
Distributions
Net investment income	(0.12)		(0.23)	(0.31)	(0.22)	(0.16)	(0.20)
Net realized gains	—		—	—	—	—	(0.08)
Return of capital (B)	—		—	—	—	—	(0.02)
Total distributions	(0.12)		(0.23)	(0.31)	(0.22)	(0.16)	(0.30)
Net asset value
End of period/year	$11.71		$11.32	$10.14	$9.39	$9.54	$8.62
Total return	4.50	%(C)	14.04%	11.40%	0.73%	12.68%	21.36%
Net assets end of period/year (000’s)	$93,440		$121,450	$158,181	$157,544	$255,705	$357,196
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	1.98	%(E)	2.07%	3.08%	1.81%	2.08%	2.30%
Portfolio turnover rate (F)	59	%(C)	69%	62%	72%	66%	83%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the fund invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period/year	Intermediate/Long Horizon
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$11.34		$9.64	$8.74	$8.99	$7.95	$6.55
Investment operations
Net investment income (loss) (A)	0.10		0.20	0.22	0.12	0.12	0.11
Net realized and unrealized gain (loss)	0.44		1.71	0.92	(0.22)	1.03	1.43
Total investment operations	0.54		1.91	1.14	(0.10)	1.15	1.54
Distributions
Net investment income	(0.11)		(0.21)	(0.24)	(0.15)	(0.11)	(0.12)
Return of capital (B)	—		—	—	—	—	(0.02)
Total distributions	(0.11)		(0.21)	(0.24)	(0.15)	(0.11)	(0.14)
Net asset value
End of period/year	$11.77		$11.34	$9.64	$8.74	$8.99	$7.95
Total return	4.75	%(C)	19.90%	13.05%	(1.16)%	14.60%	23.78%
Net assets end of period/year (000’s)	$56,122		$82,639	$85,876	$109,496	$178,497	$342,285
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	1.74	%(E)	1.90%	2.35%	1.29%	1.43%	1.63%
Portfolio turnover rate (F)	81	%(C)	43%	76%	82%	98%	57%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the fund invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period/year	Long Horizon
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net asset value
Beginning of period/year	$10.66		$8.58	$7.62	$7.99	$6.90	$5.72
Investment operations
Net investment income (loss) (A)	0.09		0.15	0.13	0.06	0.06	0.06
Net realized and unrealized gain (loss)	0.42		2.10	0.96	(0.35)	1.09	1.37
Total investment operations	0.51		2.25	1.09	(0.29)	1.15	1.43
Distributions
Net investment income	(0.09)		(0.17)	(0.13)	(0.08)	(0.06)	(0.07)
Net realized gains	—		—	—	—	—	(0.15)
Return of capital (B)	—		—	—	—	—	(0.03)
Total distributions	(0.09)		(0.17)	(0.13)	(0.08)	(0.06)	(0.25)
Net asset value
End of period/year	$11.08		$10.66	$8.58	$7.62	$7.99	$6.90
Total return	4.81	%(C)	26.33%	14.36%	(3.65)%	16.77%	25.40%
Net assets end of period/year (000’s)	$36,214		$32,711	$36,047	$48,882	$81,279	$166,265
Ratio and supplemental data
Expenses to average net assets (D)	0.10	%(E)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets	1.68	%(E)	1.61%	1.54%	0.78%	0.87%	0.96%
Portfolio turnover rate (F)	58	%(C)	58%	119%	90%	109%	79%

(A)	Calculated based on average number of shares outstanding.
(B)	Results from investment related activity occurring between year end dividend calculation and the fiscal year end.
(C)	Not annualized.
(D)	Does not include expenses of the investment companies in which the fund invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the investment companies in which the fund invests.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act, and are presented herein: Transamerica Institutional Asset Allocation - Short Horizon (“Short Horizon”), Transamerica Institutional Asset Allocation - Short/ Intermediate Horizon (“Short/Intermediate Horizon”), Transamerica Institutional Asset Allocation - Intermediate Horizon (“Intermediate Horizon”), Transamerica Institutional Asset Allocation - Intermediate/Long Horizon (“Intermediate/Long Horizon”), and Transamerica Institutional Asset Allocation - Long Horizon (“Long Horizon”), (each, a “Fund” and collectively, the “Funds”). Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Certain series of the Funds Group II invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”). The financial statements of the Funds Group II and the Series Portfolio are included in this report.

This report must be accompanied by the Funds’ current prospectuses, which contain additional information about the Funds, including investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) is responsible for the day-to-day management of the Funds. For each of the series of the Series Portfolio, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Series Portfolio.

TAM provides continuous and regular investment advisory services to the Funds. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Funds’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Funds; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Funds by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Funds by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Fund’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and their dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Funds. State Street performs back office services to support TFS, including furnishing financial and performance information about the Funds for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Funds, as numerated within the Statements of Operations.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

Operating expenses: The Trust accounts separately for the assets, liabilities, and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the series of the Funds Group II in which it invests. These expenses are not reflected in the expenses in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group II is valued at the net asset value (“NAV”) per share of each underlying fund at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Each Fund invests substantially all of its investable assets among certain series of the Funds Group II and certain series of the Funds Group II invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Series Portfolio’s Notes to Financial Statements, which are attached to this report.

Investment companies: Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Each Fund records its investment in the series of its respective Funds Group II at value. The valuation policies of the underlying series of the Funds Group II are discussed in Note 1 of the Funds Group II’s Notes to Financial Statements, which are attached to this report. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at June 30, 2014, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Pursuant to the Investment Advisory Agreement, and subject to further policies as the Board of Trustees may determine, TAM provides general investment advice to each Fund, for which it receives a monthly advisory fee that is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund’s average daily net assets. TAM is also the investment adviser of the Funds Group II. Accordingly, the net asset values of the Funds Group II will reflect the fees and other expenses paid to TAM or its affiliates. In addition to providing advisory services, TAM pays all ordinary expenses, which include fees related to the following: audit, custody, legal, printing, trustees, and registration.

TFS is the Funds’ administrator and transfer agent and receives no separate compensation for providing transfer agency services. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

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NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Certain officers and trustees of the Trust are also officers and/or directors of TAM, TFS, and TCI, and other affiliates, including the Funds Group II and the Series Portfolio. No interested trustees receive compensation from the Trust. Similarly, none of the Trust’s officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds, for which they receive fees.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Funds may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

Fund Name	Purchases of affiliated investments	Proceeds from maturities and sales of affiliated investments
Short Horizon	$21,570,218	$28,533,455
Short/Intermediate Horizon	17,129,608	17,389,351
Intermediate Horizon	65,203,138	97,918,447
Intermediate/Long Horizon	58,414,279	88,078,562
Long Horizon	22,162,012	20,266,434

There were no transactions in U.S. Government securities during the period ended June 30, 2014.

NOTE 5. FEDERAL INCOME TAX MATTERS

Each Fund of the Trust is a separate entity for federal income tax purposes. The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, state of New York, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Funds’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 6. (continued)

financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Funds’ financial statements.

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TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Boards of Trustees of Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”) and Transamerica Partners Portfolios (together, the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Institutional Balanced	Transamerica Partners Institutional Money Market
Transamerica Partners Institutional Core Bond	Transamerica Partners Institutional Small Core
Transamerica Partners Institutional High Quality Bond	Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional High Yield Bond	Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Inflation-Protected Securities	Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional International Equity	Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Partners Institutional Large Core	Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Partners Institutional Large Growth	Transamerica Institutional Asset Allocation – Long Horizon
Transamerica Partners Institutional Large Value	Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Partners Institutional Mid Growth	Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Partners Institutional Mid Value

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) for the funds listed in the left-hand column below (each a “Portfolio” and collectively the “Portfolios”) between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”). A Fund identified above with a name that corresponds to the name of a Portfolio listed below invests all of its investable assets in that applicable Portfolio.

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners Money Market Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each Agreement is in the best interests of the applicable Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Fund, as

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

With respect to each Fund that invests in a Portfolio, the Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Fund and/or Portfolio in which the Fund invests all of its assets in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund and/or Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process or the professional qualifications of TAM’s portfolio management team, as applicable to a particular Fund; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers. With respect to Transamerica Partners Institutional Stock Index, the Board noted that the Fund invests in securities through an underlying mutual fund sponsored by BlackRock Fund Advisors.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee(s). With respect to each Portfolio, the Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmark(s), in each case for various trailing periods ended December 31, 2013.

Transamerica Partners Institutional Balanced. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio. The Trustees also noted anticipated changes in the portfolio management team of one of the sub-advisers to the Portfolio. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Institutional Core Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional High Quality Bond. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

Transamerica Partners Institutional High Yield Bond. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Inflation-Protected Securities. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional International Equity. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio.

Transamerica Partners Institutional Large Core. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Large Growth. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board also noted upcoming changes to the portfolio management team and process of one sub-adviser to the Portfolio that would take place on or about July 1, 2014. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Institutional Large Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Mid Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Mid Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that it had approved the replacement of one sub-adviser to the Portfolio during the past year and that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Money Market. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Small Core. The Board noted that the performance of the Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of the Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Small Growth. The Board noted that the performance of the Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of the previous sub-adviser to the Portfolio.

Transamerica Partners Institutional Small Value. The Board noted that the performance of the Fund was above the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Institutional Stock Index. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate Horizon. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the Fund’s performance was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Intermediate/Long Horizon. The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the Fund’s performance was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Long Horizon. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Short Horizon. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund’s performance was above its composite benchmark for the past 1-, 3- and 5-year periods and below its composite benchmark for the past 10-year period.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Board noted that the Fund’s performance was above the median for its peer universe for the past 3-year period and in line with the median for the past 1-, 5- and 10-year periods. The Board also noted that

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the Fund’s performance was above its composite benchmark for the past 1- and 5-year periods and below its composite benchmark for the past 3- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered, where applicable, the fees charged by the Sub-Adviser for sub-advisory services, the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Institutional Balanced. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Core Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Quality Bond. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional High Yield Bond. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Inflation-Protected Securities. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional International Equity. The Board noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Core. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Large Value. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Mid Value. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Money Market. The Trustees noted that the Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Core. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Growth. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Small Value. The Trustees noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Institutional Stock Index. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Intermediate Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and in line with the median for its peer universe.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Asset Allocation – Intermediate/Long Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Long Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the median for its peer group and above the median for its peer universe.

Transamerica Asset Allocation – Short Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

Transamerica Asset Allocation – Short/Intermediate Horizon. The Trustees noted that the Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the median for its peer group and in line with the median for its peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and/or procuring fund management services, as applicable, as well as the costs of the provision of administration, transfer agency and other services, to the Funds and to TPFG or TPFG II as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund and TPFG or TPFG II, as applicable, as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Funds, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Funds, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to the applicable Portfolio and Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers and whether each Fund has achieved economies of scale in the future.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP

TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Funds

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Funds and/or Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Funds and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Fund and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Institutional Asset Allocation Funds	Semi-Annual Report 2014

Transamerica Partners Portfolios
I

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Schedules of Investments Composition

At June 30, 2014

(The following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Money Market Portfolio	% of Net Assets
Commercial Paper	61.1%
Certificates of Deposit	16.9
Repurchase Agreements	11.6
Short-Term U.S. Government Agency Obligations	4.5
Corporate Debt Securities	3.6
Time Deposit	2.3
Other Assets and Liabilities - Net	(0.0)*
Total	100.0%

Transamerica Partners High Quality Bond Portfolio	% of Net Assets
Asset-Backed Securities	32.2%
Corporate Debt Securities	23.0
U.S. Government Agency Obligations	15.8
Mortgage-Backed Securities	14.1
U.S. Government Obligations	11.4
Securities Lending Collateral	4.5
Repurchase Agreement	4.2
Foreign Government Obligation	0.5
Other Assets and Liabilities - Net	(5.7)
Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio	% of Net Assets
U.S. Government Obligations	91.8%
Foreign Government Obligations	7.2
Short-Term Investment Company	0.8
Purchased Swaptions	0.3
Mortgage-Backed Security	0.0 *
Purchased Options	0.0 *
Other Assets and Liabilities - Net ^	(0.1)
Total	100.0%

Transamerica Partners Core Bond Portfolio	% of Net Assets
Corporate Debt Securities	34.7%
U.S. Government Agency Obligations	16.8
U.S. Government Obligations	15.5
Mortgage-Backed Securities	14.4
Asset-Backed Securities	13.3
Short-Term U.S. Government Obligations	12.8
Securities Lending Collateral	7.5
Foreign Government Obligations	1.9
Repurchase Agreement	1.5
Municipal Government Obligations	0.9
Preferred Corporate Debt Securities	0.8
Preferred Stocks	0.5
Other Assets and Liabilities - Net	(20.6)
Total	100.0%

Transamerica Partners High Yield Bond Portfolio	% of Net Assets
Corporate Debt Securities	92.6%
Repurchase Agreement	2.6
Loan Assignments	2.1
Preferred Corporate Debt Security	0.9
Convertible Bonds	0.3
Common Stocks	0.2
Warrant	0.0 *
Other Assets and Liabilities - Net	1.3
Total	100.0%

Transamerica Partners Balanced Portfolio	% of Net Assets
Common Stocks	58.7%
Corporate Debt Securities	13.3
Securities Lending Collateral	7.9
U.S. Government Obligations	7.7
U.S. Government Agency Obligations	6.7
Mortgage-Backed Securities	5.4
Asset-Backed Securities	5.4
Short-Term U.S. Government Obligations	5.3
Foreign Government Obligations	0.8
Repurchase Agreement	0.7
Preferred Corporate Debt Securities	0.4
Preferred Stocks	0.3
Municipal Government Obligations	0.3
Other Assets and Liabilities - Net ^	(12.9)
Total	100.0%

Transamerica Partners Large Value Portfolio	% of Net Assets
Common Stocks	97.1%
Securities Lending Collateral	4.4
Repurchase Agreement	2.5
Other Assets and Liabilities - Net	(4.0)
Total	100.0%

Transamerica Partners Large Core Portfolio	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	3.8
Repurchase Agreement	2.2
Other Assets and Liabilities - Net	(4.1)
Total	100.0%

Transamerica Partners Large Growth Portfolio	% of Net Assets
Common Stocks	99.4%
Securities Lending Collateral	5.9
Repurchase Agreement	0.5
Other Assets and Liabilities - Net	(5.8)
Total	100.0%

Transamerica Partners Mid Value Portfolio	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	14.2
Repurchase Agreement	3.8
Master Limited Partnership	0.2
Other Assets and Liabilities - Net	(14.1)
Total	100.0%

Transamerica Partners Mid Growth Portfolio	% of Net Assets
Common Stocks	98.3%
Securities Lending Collateral	24.3
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(24.3)
Total	100.0%

Transamerica Partners Small Value Portfolio	% of Net Assets
Common Stocks	95.8%
Securities Lending Collateral	25.7
Repurchase Agreement	4.2
Other Assets and Liabilities - Net	(25.7)
Total	100.0%

Transamerica Partners Portfolio	Semi-Annual Report 2014

Schedules of Investments Composition (continued)

At June 30, 2014

(The following charts summarize the Schedule of Investments of each portfolio by asset type)

(unaudited)

Transamerica Partners Small Core Portfolio	% of Net Assets
Common Stocks	98.0%
Securities Lending Collateral	25.6
Repurchase Agreement	1.2
Master Limited Partnerships	0.7
Other Assets and Liabilities - Net	(25.5)
Total	100.0%

Transamerica Partners Small Growth Portfolio	% of Net Assets
Common Stocks	97.8%
Securities Lending Collateral	25.7
Repurchase Agreement	2.5
Other Assets and Liabilities - Net	(26.0)
Total	100.0%

Transamerica Partners International Equity Portfolio	% of Net Assets
Common Stocks	92.5%
Securities Lending Collateral	8.4
Preferred Stocks	3.8
Convertible Preferred Stocks	2.2
Repurchase Agreement	0.8
Other Assets and Liabilities - Net	(7.7)
Total	100.0%

*	Percentage rounds to less than 0.1%

^	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 3.6%
Commercial Banks - 3.6%
Korea Development Bank, Series MTN
0.58%, 01/16/2015 - 144A (A)	$ 24,500,000	$ 24,500,000
Standard Chartered PLC
5.50%, 11/18/2014 - 144A	6,410,000	6,532,174

Total Corporate Debt Securities (cost $31,032,174)		31,032,174

CERTIFICATES OF DEPOSIT - 16.9%
Commercial Banks - 16.9%
Bank of Nova Scotia
0.21%, 06/12/2015 (B)	27,000,000	27,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.10%, 07/03/2014 (B)	20,000,000	20,000,000
0.32%, 06/24/2015 (B)	20,250,000	20,251,986
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.37%, 07/11/2014 (B)	25,000,000	25,000,000
Credit Suisse
0.23%, 08/25/2014 (B)	21,000,000	21,000,000
Deutsche Bank AG
0.24%, 08/27/2014 (B)	12,500,000	12,500,000
Korea Development Bank
0.34%, 01/02/2015 (B)	10,000,000	10,000,000
National Australia Bank, Ltd.
0.22%, 10/23/2014 (B)	9,500,000	9,500,006

Total Certificates of Deposit (cost $145,251,992)		145,251,992

COMMERCIAL PAPER - 61.1%
Commercial Banks - 29.7%
Barclays Bank PLC
0.48%, 10/02/2014 (B) (C)	21,000,000	21,000,000
Commonwealth Bank of Australia
0.22%, 11/24/2014 - 144A (B)	20,000,000	20,000,000
HSBC USA, Inc.
0.24%, 08/28/2014 (B)	15,000,000	14,994,200
Mizuho Funding LLC
0.08%, 10/22/2014 - 144A (B)	10,000,000	9,992,781
0.24%, 07/01/2014 - 10/22/2014 - 144A (B)	17,500,000	17,496,233
PNC Bank NA
0.27%, 07/23/2014 - 07/31/2014 (B)	20,700,000	20,695,985
0.30%, 12/03/2014 (B)	11,000,000	11,000,000
Skandinaviska Enskilda Banken AB
0.25%, 09/23/2014 - 144A (B)	12,500,000	12,492,708
0.27%, 02/27/2015 - 144A (B)	15,000,000	14,972,888
Standard Chartered Bank
0.37%, 05/13/2015 - 144A (B)	23,000,000	22,925,301
Sumitomo Mitsui Banking Corp.
0.15%, 07/03/2014 - 144A (B)	2,926,000	2,925,976
0.21%, 07/02/2014 - 144A (B)	15,000,000	14,999,912
0.24%, 08/05/2014 - 144A (B)	16,500,000	16,496,150
US Bank
0.10%, 07/01/2014 (B)	41,000,000	41,000,000
Westpac Banking Corp.
0.22%, 09/25/2014 - 144A (B)	15,000,000	15,000,016
Consumer Finance - 2.0%
Toyota Motor Credit Corp.
0.21%, 01/26/2015 (B)	17,000,000	17,000,000
Diversified Financial Services - 23.8%
BNP Paribas Finance, Inc.
0.09%, 07/10/2014 (B)	12,000,000	11,999,730

	Principal	Value
Diversified Financial Services (continued)
Cancara Asset Securitisation LLC
0.15%, 07/01/2014 - 144A (B)	$ 13,000,000	$ 13,000,000
0.19%, 08/05/2014 - 10/01/2014 - 144A (B)	20,000,000	19,993,297
Chariot Funding LLC
0.30%, 07/17/2014 - 144A (B)	15,000,000	14,998,000
Collateralized Commercial Paper II Co. LLC
0.37%, 03/05/2015 - 144A (B)	25,000,000	24,936,535
Gemini Securitization Corp. LLC
0.12%, 07/02/2014 - 07/03/2014 - 144A (B)	14,500,000	14,499,908
0.25%, 08/07/2014 - 144A (B)	15,000,000	14,996,146
Gotham Funding Corp.
0.17%, 07/01/2014 - 144A (B)	15,000,000	15,000,000
ING US Funding LLC
0.20%, 07/17/2014 (B)	11,200,000	11,199,004
Jupiter Securitization Co. LLC
0.28%, 10/30/2014 - 144A (B)	8,500,000	8,492,001
0.30%, 07/28/2014 - 144A (B)	12,000,000	11,997,300
Kells Funding LLC
0.24%, 04/05/2015 - 144A (B)	17,250,000	17,250,000
Mont Blanc Capital Corp.
0.19%, 07/22/2014 - 144A (B)	5,000,000	4,999,446
Rabobank USA Financial Corp.
0.25%, 08/21/2014 (B)	7,000,000	6,997,521
Victory Receivables Corp.
0.16%, 07/02/2014 - 144A (B)	15,000,000	14,999,933
Electric Utilities - 4.6%
American Electric Power Co., Inc.
0.21%, 07/01/2014 - 144A (B)	4,100,000	4,100,000
Northeast Utilities
0.22%, 07/02/2014 - 144A (B)	4,100,000	4,099,975
OGE Energy Corp.
0.20%, 07/03/2014 - 144A (B)	4,100,000	4,099,955
Southern Co. Funding Corp.
0.16%, 07/29/2014 - 144A (B)	3,500,000	3,499,564
0.17%, 07/02/2014 - 144A (B)	7,000,000	6,999,967
0.18%, 07/10/2014 - 144A (B)	13,100,000	13,099,411
Westar Energy, Inc.
0.25%, 07/11/2014 - 144A (B)	4,100,000	4,099,715
Oil, Gas & Consumable Fuels - 1.0%
South Carolina Fuel Co.
0.26%, 07/30/2014 - 144A (B)	4,100,000	4,099,141
Spectra Energy Partners, LP
0.24%, 07/08/2014 - 144A (B)	4,100,000	4,099,809

Total Commercial Paper (cost $526,548,508)		526,548,508

TIME DEPOSIT - 2.3%
Goldman Sachs & Co.
0.37%, 09/02/2014 (B) (C)	20,000,000	20,000,000

Total Time Deposit (cost $20,000,000)		20,000,000

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Freddie Mac
0.07%, 07/29/2014 - 08/06/2014 (B)	39,000,000	38,997,774

Total Short-Term U.S. Government Agency Obligations (cost $38,997,774)		38,997,774

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 11.6%

Barclays Capital, Inc.
0.08% (B), dated 06/30/2014, to be repurchased at $99,500,221 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/01/2042 - 11/01/2042, and with a total value of $101,490,001.

	$ 99,500,000	$ 99,500,000
State Street Bank & Trust Co. 0.01% (B), dated 06/30/2014, to be repurchased at $116,330 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/25/2039 - 02/15/2041, and with a total value of $123,840.	116,330	116,330

Total Repurchase Agreements (cost $99,616,330)		99,616,330

Total Investment Securities (cost $861,446,778) (D)		861,446,778
Other Assets and Liabilities - Net - (0.0)% (E)		(9,517)

Net Assets - 100.0%		$ 861,437,261

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Corporate Debt Securities	$—	$31,032,174	$—	$31,032,174
Certificates of Deposit	—	145,251,992	—	145,251,992
Commercial Paper	—	526,548,508	—	526,548,508
Time Deposit	—	20,000,000	—	20,000,000
Short-Term U.S. Government Agency Obligations	—	38,997,774	—	38,997,774
Repurchase Agreements	—	99,616,330	—	99,616,330
Total Investment Securities	$—	$861,446,778	$—	$861,446,778

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	Rate shown reflects the yield at June 30, 2014.
(C)	Illiquid. Total aggregate fair value of illiquid securities is $41,000,000, or 4.76% of the portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $861,446,778.
(E)	Percentage rounds to less than 0.01%.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $401,694,242, or 46.63% of the portfolio’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 11.4%
U.S. Treasury Note
0.13%, 12/31/2014 (A)	$ 3,000,000	$ 3,000,585
0.38%, 01/31/2016 (A)	24,000,000	24,034,680
0.38%, 04/30/2016	13,000,000	12,995,944
0.75%, 12/31/2017	3,460,000	3,416,210

Total U.S. Government Obligations (cost $43,463,052)		43,447,419

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.8%
Fannie Mae
5.50%, 12/01/2022	310,369	347,236
6.00%, 09/01/2014	232	232
Freddie Mac
4.50%, 05/01/2023 - 09/01/2026	4,054,622	4,334,933
5.50%, 04/01/2017	67,507	71,675
FREMF Mortgage Trust
Series 2013-K502, Class B
2.84%, 03/25/2045 - 144A (B)	1,820,000	1,848,942
Ginnie Mae
1.49%, 03/16/2043	3,813,149	3,746,693
1.78%, 09/16/2041	3,905,816	3,849,166
4.52%, 12/20/2061	2,540,404	2,775,823
4.67%, 11/20/2061 - 09/20/2063	4,469,935	4,881,233
4.75%, 02/20/2061	479,820	519,768
4.80%, 02/20/2063	3,699,485	4,048,931
4.82%, 02/20/2061	493,877	537,100
4.86%, 05/20/2061	846,631	922,925
4.89%, 06/20/2063	3,450,821	3,758,948
4.95%, 05/20/2062	4,126,962	4,485,987
5.27%, 11/20/2060	2,537,774	2,806,504
5.32%, 04/20/2061	2,111,577	2,306,300
5.47%, 01/20/2060	7,309,251	8,024,469
5.59%, 11/20/2059	5,905,675	6,332,077
5.65%, 06/20/2059	3,976,303	4,282,860
5.75%, 12/15/2022	484,489	541,604

Total U.S. Government Agency Obligations (cost $61,526,094)		60,423,406

FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario Canada
2.30%, 05/10/2016	1,985,000	2,049,374

Total Foreign Government Obligation (cost $2,010,107)		2,049,374

MORTGAGE-BACKED SECURITIES - 14.1%
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A1A
5.38%, 09/10/2045 (B)	3,572,830	3,787,004
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR6, Class A6
4.83%, 11/11/2041	1,450,892	1,463,356
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	2,365,717	2,425,948
CD Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.48%, 01/15/2046 (B)	2,000,000	2,110,970
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000,000	3,124,959

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	$ 4,050,000	$ 4,164,955
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	4,079,901	4,251,122
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,470,127
Del Coronado Trust
Series 2013-HDC, Class A
0.95%, 03/15/2026 - 144A (B)	2,050,000	2,051,976
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	4,683	4,678
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	2,134,944	2,135,667
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1
1.25%, 01/15/2047	3,257,671	3,259,469
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	525,463	524,799
Series 2007-CB20, Class A3
5.82%, 02/12/2051	150,433	151,085
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.98%, 12/12/2034 (B)	474,767	507,750
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (B)	3,748,520	3,937,554
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 02/15/2031	3,700,000	3,892,060
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
6.04%, 08/12/2049 (B)	99,724	99,715
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class ASB
5.75%, 06/12/2050 (B)	876,242	883,903
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.35%, 11/15/2030 - 144A (B)	3,000,000	3,004,728
N-Star Real Estate CDO, Ltd.
Series 2013-1A, Class A
2.00%, 08/25/2029 - 144A (B)	2,246,336	2,248,442
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	426,097	434,104
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/2045 (B)	1,830,000	1,943,299
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,284,729	1,286,783
Series 2007-C30, Class APB
5.29%, 12/15/2043	2,734,421	2,810,107

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	$ 1,869,263	$ 1,868,149

Total Mortgage-Backed Securities (cost $53,995,548)		53,842,709

ASSET-BACKED SECURITIES - 32.2%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 01/15/2019	1,500,000	1,502,604
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 01/15/2020 (C)	2,000,000	1,999,960
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	1,349,000	1,350,097
ARI Fleet Lease Trust
Series 2012-B, Class A
0.45%, 01/15/2021 - 144A (B)	337,379	337,152
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000,000	2,068,326
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3
5.05%, 12/17/2018	4,000,000	4,284,576
Series 2007-A7, Class A7
5.75%, 07/15/2020 (A)	1,000,000	1,136,796
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	993,183	998,475
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	3,875,000	3,880,789
Series 2014-A1, Class A1
1.15%, 01/15/2019	3,875,000	3,886,358
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	2,054,973
Series 2013-A6, Class A6
1.32%, 09/07/2018	2,000,000	2,019,144
Series 2014-A2, Class A2
1.02%, 02/22/2019	3,900,000	3,898,019
Series 2014-A4, Class A4
1.23%, 04/24/2019	3,900,000	3,908,393
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 - 144A	962,500	959,348
CNH Equipment Trust
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495,000	3,520,360
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	642,296
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,089,435
Series 2014-B, Class B
1.93%, 11/15/2021	1,050,000	1,050,401

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Wholesale Master Note Trust
Series 2013-2A, Class A
0.75%, 08/15/2019 - 144A (B)	$ 750,000	$ 752,090
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.62%, 03/01/2016	1,417,900	1,455,322
Diamond Resorts Owner Trust
Series 2013-2, Class A
2.27%, 05/20/2026 - 144A	2,801,100	2,818,624
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,534,236
Series 2014-A3, Class A3
1.22%, 10/15/2019	5,000,000	5,011,060
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
2.12%, 02/01/2016	397,335	399,293
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	3,000,000	3,015,279
Ford Credit Auto Owner Trust
Series 2010-B, Class A4
1.58%, 09/15/2015	334,352	334,805
Series 2010-B, Class B
2.54%, 02/15/2016	5,500,000	5,545,991
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,600,736
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	2,300,000	2,415,145
Series 2012-4, Class B
0.94%, 09/15/2016	555,000	555,604
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,689,441
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,413,103
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,865,904
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,146,091
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000,000	2,013,584
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500,000	1,520,305
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	1,199,818	1,207,346
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,015,464
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 - 144A (B)	1,080,000	1,080,005
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,441,313
Series 2013-B, Class A3
0.87%, 08/15/2017	1,500,000	1,505,270

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	$ 1,921,815	$ 1,959,180
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	218,452	218,651
Small Business Administration
3.33%, 02/25/2022 (B)	3,111,280	3,313,310
4.25%, 02/25/2024 (B)	3,145,328	3,467,476
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,101,619
Series 2013-2US, Class A3B
0.58%, 01/14/2017 (B)	2,805,000	2,809,030
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,841,318
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 - 144A	2,250,000	2,292,187
World Financial Network Credit Card Master Trust
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	4,895,070
Series 2013-1, Class A
1.61%, 12/15/2021	5,000,000	4,955,170
Series 2013-B, Class A
0.91%, 03/16/2020	3,535,000	3,542,388
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class B
1.49%, 02/15/2018	865,000	869,135

Total Asset-Backed Securities (cost $123,638,931)		123,188,047

CORPORATE DEBT SECURITIES - 23.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,358,857
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
6.25%, 09/01/2017 (A)	3,005,000	3,421,060
Morgan Stanley, Series MTN
6.63%, 04/01/2018	4,000,000	4,675,892
Chemicals - 0.9%
Airgas, Inc.
4.50%, 09/15/2014	3,301,000	3,328,336
Commercial Banks - 6.1%
Bank of Montreal, Series MTN
0.48%, 09/24/2015 (B)	2,010,000	2,012,778
Bank of Nova Scotia
0.54%, 04/11/2017 (B)	3,820,000	3,821,047
Citigroup, Inc.
1.70%, 07/25/2016	1,875,000	1,899,645
Deutsche Bank AG
6.00%, 09/01/2017	2,240,000	2,546,123
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,231,464
JPMorgan Chase & Co.
2.00%, 08/15/2017 (A)	2,860,000	2,908,485

	Principal	Value
Commercial Banks (continued)
KFW
1.00%, 01/12/2015	$ 1,250,000	$ 1,255,475
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,335,524
Westpac Banking Corp.
1.20%, 05/19/2017 (A)	2,260,000	2,261,806
Consumer Finance - 1.3%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,817,566
Caterpillar Financial Services Corp.,
Series MTN
1.00%, 03/03/2017	2,020,000	2,020,972
Diversified Financial Services - 2.0%
American Honda Finance Corp.
0.73%, 10/07/2016 (B)	1,235,000	1,244,449
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465,000	2,508,434
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,849,176
4.21%, 04/15/2016	2,060,000	2,174,132
Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,307,680
Verizon Communications, Inc.
1.76%, 09/15/2016 (B)	1,670,000	1,716,004
Electric Utilities - 0.6%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,178,252
Food & Staples Retailing - 0.4%
CVS Caremark Corp.
3.25%, 05/18/2015	1,487,000	1,524,899
Health Care Providers & Services - 0.4%
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,777,912
Insurance - 2.5%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A	2,200,000	2,184,294
2.50%, 09/29/2015 - 144A	3,685,000	3,774,969
New York Life Global Funding
1.30%, 10/30/2017 - 144A	3,745,000	3,729,039
Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	3,501,829
Metals & Mining - 0.5%
Vale Overseas Ltd.
6.25%, 01/23/2017	1,750,000	1,958,250
Oil, Gas & Consumable Fuels - 0.4%
Total Capital International SA
1.55%, 06/28/2017 (A)	1,500,000	1,521,479
Real Estate Investment Trusts - 1.9%
Health Care REIT, Inc.
6.20%, 06/01/2016	1,750,000	1,920,163
Simon Property Group, LP
2.15%, 09/15/2017	2,175,000	2,237,168
5.10%, 06/15/2015	2,975,000	3,104,912
Road & Rail - 0.5%
Canadian National Railway Co.
0.42%, 11/06/2015 (B)	1,850,000	1,850,505

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
1.75%, 05/15/2017	$ 1,460,000	$ 1,476,295
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV
2.38%, 09/08/2016	3,618,000	3,720,136

Total Corporate Debt Securities (cost $87,271,048)		88,155,007

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (D)	17,195,097	17,195,097

Total Securities Lending Collateral (cost $17,195,097)		17,195,097

Principal	Value
REPURCHASE AGREEMENT - 4.2%

State Street Bank & Trust Co.
0.01% (D), dated 06/30/2014, to be repurchased at $15,886,655 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $16,204,418.

$ 15,886,651	$ 15,886,651

Total Repurchase Agreement (cost $15,886,651)	15,886,651

Total Investment Securities (cost $404,986,528) (E)	404,187,710
Other Assets and Liabilities - Net - (5.7)%	(21,955,486)

Net Assets - 100.0%	$ 382,232,224

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$43,447,419	$—	$43,447,419
U.S. Government Agency Obligations	—	60,423,406	—	60,423,406
Foreign Government Obligation	—	2,049,374	—	2,049,374
Mortgage-Backed Securities	—	53,842,709	—	53,842,709
Asset-Backed Securities	—	123,188,047	—	123,188,047
Corporate Debt Securities	—	88,155,007	—	88,155,007
Securities Lending Collateral	17,195,097	—	—	17,195,097
Repurchase Agreement	—	15,886,651	—	15,886,651
Total Investment Securities	$17,195,097	$386,992,613	$—	$404,187,710

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $16,847,642. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Rate shown reflects the yield at June 30, 2014.
(E)	Aggregate cost for federal income tax purposes is $404,986,528. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $1,902,389 and $2,701,207, respectively. Net unrealized depreciation for tax purposes is $798,818.
(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $46,402,878, or 12.14% of the portfolio’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 91.8%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 4,082,879	$ 3,706,486
0.75%, 02/15/2042	8,755,455	8,241,755
1.38%, 02/15/2044	2,978,898	3,276,323
1.75%, 01/15/2028	8,842,673	10,180,127
2.00%, 01/15/2026	6,300,038	7,422,724
2.13%, 02/15/2040 - 02/15/2041	9,495,651	12,129,966
2.38%, 01/15/2025 - 01/15/2027	21,501,443	26,149,118
2.50%, 01/15/2029	9,826,312	12,398,044
3.38%, 04/15/2032	950,053	1,371,862
3.63%, 04/15/2028	6,104,224	8,572,620
3.88%, 04/15/2029 (A)	7,851,363	11,477,712
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 01/15/2023	83,118,663	84,793,964
0.38%, 07/15/2023	14,209,470	14,484,778
0.63%, 07/15/2021 - 01/15/2024	19,071,733	19,766,435
1.13%, 01/15/2021	8,224,752	8,909,076
1.25%, 07/15/2020	5,804,260	6,360,650
1.38%, 07/15/2018 - 01/15/2020	9,567,985	10,485,144
2.50%, 07/15/2016	8,725,411	9,468,432

Total U.S. Government Obligations (cost $255,001,411)		259,195,216

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
Australia Government Bond
1.25%, 02/21/2022 - Reg S	AUD 1,905,000	1,936,540
Deutsche Bundesrepublik Inflation Linked Bond
1.50%, 04/15/2016	EUR 10,389,095	14,639,904
Hellenic Republic Government Bond
4.40%, 10/15/2042 (B)	366,000	7,066
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	1,760,409	2,510,893
New Zealand Government Bond
3.00%, 09/20/2030	NZD 1,194,000	1,085,394

Total Foreign Government Obligations (cost $19,764,148)		20,179,797

MORTGAGE-BACKED SECURITY - 0.0% (C)
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2004-C3, Class A4
4.55%, 12/10/2041	$ 63,319	63,338

Total Mortgage-Backed Security (cost $60,720)		63,338

	Contracts	Value
PURCHASED OPTIONS - 0.0% (C)
Put Options - 0.0% (C)
10-Year U.S. Treasury Note Future
Exercise Price $122.00
Expires 07/25/2014	80	1,250
10-Year U.S. Treasury Note Future
Exercise Price $124.00
Expires 07/25/2014	80	13,750
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $97.75
Expires 09/12/2014	300	13,125

Total Purchased Options (cost $118,249)		28,125

	Notional Amount	Value
PURCHASED SWAPTIONS - 0.3% (D)
Call Options - 0.1%
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 1.65%, European Style Expires 09/05/2014 Counterparty: DUB	$ 10,300,000	$ 212
OTC - If exercised the Series pays floating 3 month LIBOR, and receives 1.66%, European Style Expires 01/07/2015 Counterparty: DUB	12,100,000	131,529
OTC - If exercised the Series pays floating 3 Month LIBOR, and receives 3.35%, European Style Expires 05/15/2017 Counterparty: DUB	2,160,000	114,551
Put Options - 0.2%
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 1.66%, European Style Expires 01/07/2015 Counterparty: DUB	12,100,000	31,176
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 2.04%, European Style Expires 07/03/2014 Counterparty: DUB	10,300,000	0
OTC - If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style Expires 06/08/2022 Counterparty: DUB	EUR 3,200,000	501,767
OTC - If exercised the Series receives floating 3 Month LIBOR, and pays 4.35%, European Style Expires 05/15/2017 Counterparty: DUB	$ 2,160,000	97,863

Total Purchased Swaptions (cost $1,005,729)		877,098

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.8%
BlackRock Provident TempFund 24 (E)	2,371,638	2,371,638

Total Short-Term Investment Company (cost $2,371,638)		2,371,638

Total Investment Securities (cost $278,321,895) (F)		282,715,212
Other Assets and Liabilities - Net - (0.1)%		(202,460)

Net Assets - 100.0%		$ 282,512,752

	Contracts	Value
WRITTEN OPTION - (0.0)% (C)
Put Option - (0.0)% (C)
10-Year U.S. Treasury Note Future
Exercise Price $123.00
Expires 07/25/2014	160	$ (7,500)

Total Written Option (premiums $(57,352))		(7,500)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

WRITTEN INFLATION-CAPPED OPTIONS: (D)
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Cap - OTC Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50	HICP Index	04/26/2022	EUR 1,070,000	$(74,168)	$(11,067)

WRITTEN SWAPTIONS ON INTEREST RATE SWAP AGREEMENTS: (D)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Value
Call-OTC 10-Year	CITI	3-Month USD LIBOR BBA	Receive	2.80%	02/23/2015	$ 8,900,000	$(108,580)	$(148,216)
Put-OTC 10-Year	DUB	3-Month USD LIBOR BBA	Pay	3.20	06/30/2015	8,200,000	(150,880)	(150,880)
Put-OTC 10-Year	CITI	3-Month USD LIBOR BBA	Pay	3.80	02/23/2015	8,900,000	(108,580)	(16,073)
Put-OTC 10-Year	DUB	3-Month USD LIBOR BBA	Pay	3.85	01/23/2015	7,000,000	(98,305)	(6,618)
Put-OTC 20-Year	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR 3,200,000	(150,269)	(181,750)

							$(616,614)	$(503,537)

CENTRALLY CLEARED SWAP AGREEMENTS: (G)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.54%	08/01/2018	$6,200,000	$(70,253)	$94	$(70,347)
3-Month USD-LIBOR	1.56	11/30/2018	15,100,000	27,819	275	27,544
3-Month USD-LIBOR	2.62	07/02/2024	3,300,000	67	69	(2)
3-Month USD-LIBOR	3.58	03/03/2044	800,000	(52,932)	19	(52,951)
3-Month USD-LIBOR	3.58	03/03/2044	800,000	(53,134)	19	(53,153)

				$(148,433)	$476	$(148,909)

OVER THE COUNTER SWAP AGREEMENTS: (D)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco NSA	0.00%	11/19/2015	DUB	EUR 3,135,000	$2,049	$4,504	$(2,455)
U.S. CPI Urban Consumers NAS	1.81	03/07/2016	UBS	$ 13,785,000	260,756	0	260,756

					$262,805	$4,504	$258,301

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NAS	2.04%	03/07/2018	UBS	$13,785,000	$281,499	$0	$281,499

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	16	09/15/2014	$40,368
10-Year Japan Government Bond	Short	(4)	09/10/2014	(17,768)
10-Year U.S. Treasury Note	Long	43	09/19/2014	43,034
2-Year U.S. Treasury Note	Short	(81)	09/30/2014	(1,786)
5-Year U.S. Treasury Note	Long	255	09/30/2014	82,936
90-Day Eurodollar	Short	(231)	06/15/2015	18,160
Long U.S. Treasury Bond	Short	(114)	09/19/2014	(149,189)
Ultra Long U.S. Treasury Bond	Short	(62)	09/19/2014	(34,245)

				$(18,490)

FORWARD FOREIGN CURRENCY CONTRACTS: (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(2,001,000)	07/23/2014	$(1,834,483)	$(48,844)
BRL	SSB	6,750,000	07/02/2014	3,013,931	39,138
BRL	SSB	(6,750,000)	07/02/2014	(2,996,937)	(56,133)
CAD	DUB	(60,000)	07/23/2014	(55,027)	(1,168)
CAD	DUB	47,000	07/23/2014	42,719	1,300
EUR	UBS	(12,720,000)	07/07/2014	(17,273,913)	(144,091)
EUR	BCLY	(2,824,889)	09/12/2014	(3,832,349)	(36,846)
GBP	BCLY	(65,000)	07/07/2014	(110,626)	(608)
JPY	BCLY	(126,709,375)	09/12/2014	(1,246,611)	(4,823)
MXN	BOA	27,952,630	07/23/2014	2,144,239	6,543
MXN	DUB	(26,785,000)	07/23/2014	(2,057,906)	(3,034)
NZD	BOA	(1,144,000)	07/23/2014	(984,960)	(14,370)

					$(262,936)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NOK	JPM	13,180,079	09/12/2014	$2,200,274	$(57,524)
AUD	JPM	(2,343,629)	09/12/2014	(2,200,274)	1,892
AUD	UBS	2,265,000	09/12/2014	2,114,945	9,681
NOK	UBS	(12,970,183)	09/12/2014	(2,114,945)	6,319

					$(39,632)

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$259,195,216	$—	$259,195,216
Foreign Government Obligations	—	20,179,797	—	20,179,797
Mortgage-Backed Security	—	63,338	—	63,338
Purchased Options	28,125	—	—	28,125
Purchased Swaptions	—	877,098	—	877,098
Short-Term Investment Company	2,371,638	—	—	2,371,638
Total Investment Securities	$2,399,763	$280,315,449	$—	$282,715,212

Derivative Financial Instruments
Interest Rate Swap Agreements	$—	$572,190	$—	$572,190
Futures Contracts (I)	184,498	—	—	184,498
Forward Foreign Currency Contracts (I)	—	46,981	—	46,981
Forward Foreign Cross Currency Contracts (I)	—	17,892	—	17,892
Total Derivative Financial Instruments	$184,498	$637,063	$—	$821,561

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
LIABILITIES
Derivative Financial Instruments
Written Options	$(7,500)	$—	$—	$(7,500)
Written Inflation-Capped Options	—	(11,067)	—	(11,067)
Written Swaptions on Interest Rate Swap Agreements	—	(503,537)	—	(503,537)
Interest Rate Swap Agreements	—	(176,319)	—	(176,319)
Futures Contracts (I)	(202,988)	—	—	(202,988)
Forward Foreign Currency Contracts (I)	—	(309,917)	—	(309,917)
Forward Foreign Cross Currency Contracts (I)	—	(57,524)	—	(57,524)
Total Derivative Financial Instruments	$(210,488)	$(1,058,364)	$—	$(1,268,852)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $570,131.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	Percentage rounds to less than 0.1%.
(D)	Cash in the amount of $500,000 has been segregated by the broker with the custodian as collateral for open swaptions and/or forward foreign currency contracts.
(E)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(F)	Aggregate cost for federal income tax purposes is $278,321,895. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $6,817,136 and $2,423,819, respectively. Net unrealized appreciation for tax purposes is $4,393,317.
(G)	Cash in the amount of $458,761 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BOA	Bank of America
CITI	Citigroup, Inc.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
HICP	Harmonized Index of Consumer Prices
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted
OTC	Over the Counter
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 15.5%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 175,000	$ 156,215
3.63%, 02/15/2044	52,947,400	55,876,027
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	3,136,912	3,957,902
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,730,428	1,724,478
0.63%, 01/15/2024	10,094,892	10,460,832
U.S. Treasury Note
0.25%, 11/30/2014	9,915,500	9,922,084
0.88%, 04/15/2017 (A)	9,980,600	10,004,773
0.88%, 04/30/2017	12,469,900	12,492,308
1.25%, 11/30/2018	42,982,800	42,593,290
1.63%, 11/15/2022 (A)	240,000	226,819
2.50%, 05/15/2024 (A)	32,841,700	32,795,524
2.75%, 02/15/2024	25,553,100	26,134,024

Total U.S. Government Obligations (cost $204,476,008)		206,344,276

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.8%
Fannie Mae
1.33%, 08/01/2037 (B)	10,612	11,503
1.90%, 08/01/2034 - 01/01/2035 (B)	67,037	70,991
2.74%, 08/01/2035 (B)	101,401	107,768
3.00%, 03/01/2041 (B)	629,774	670,323
3.14%, 03/01/2041 (B)	728,844	774,982
3.18%, 12/01/2040 (B)	1,345,411	1,408,451
3.34%, 06/01/2041 (B)	1,530,880	1,614,183
3.50%, 09/01/2041 (B)	1,126,825	1,194,309
3.50%, 07/01/2028 - 01/01/2029	6,237,616	6,637,297
4.50%, 02/01/2025 - 06/01/2026	5,693,739	6,099,813
5.50%, 07/01/2014 - 04/01/2041	2,749,126	3,084,309
6.00%, 02/01/2034 - 12/01/2038	4,026,963	4,554,893
6.00%, 04/01/2035 (B)	5,833,634	6,616,160
6.50%, 05/01/2040	4,944,851	5,575,535
7.00%, 01/01/2015 - 09/01/2016	6,381	6,511
7.00%, 01/01/2016 (B)	11,809	12,109
Fannie Mae, TBA
3.50%	68,791,000	71,442,592
4.00%	25,829,000	27,411,026
4.50%	22,083,000	23,915,204
5.00%	17,062,000	18,946,819
Freddie Mac
1.95%, 02/01/2037 - 04/01/2037 (B)	266,606	280,956
1.99%, 05/01/2037 (B)	109,518	114,951
2.29%, 01/01/2038 (B)	308,140	327,137
2.37%, 09/01/2035 (B)	1,523,926	1,619,373
2.50%, 05/01/2037 (B)	118,432	126,446
2.64%, 12/01/2034 (B)	26,361	28,010
3.04%, 02/01/2041 (B)	1,111,963	1,183,782
5.50%, 07/01/2016 - 06/01/2041	3,924,472	4,373,286
5.89%, 09/01/2037 (B)	27,752	29,793
6.00%, 07/01/2014 - 05/01/2031	923,946	1,035,639
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (B)	1,240,000	1,255,996
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (B)	1,645,000	1,705,643

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO
1.00%, 02/16/2053 (B)	$ 10,071,833	$ 754,884
Ginnie Mae, TBA
3.00%	6,538,000	6,587,035
3.50%	9,464,000	9,858,088
4.00%	6,163,000	6,582,854
4.50%	6,024,667	6,560,532
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	571,804

Total U.S. Government Agency Obligations (cost $220,467,456)		223,150,987

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Brazilian Government International Bond
4.25%, 01/07/2025	2,640,000	2,675,640
Colombia Government International Bond
4.00%, 02/26/2024	1,810,000	1,866,110
Indonesia Government International Bond, Series MTN
5.38%, 10/17/2023 - 144A	2,500,000	2,653,125
Mexico Government International Bond
4.00%, 10/02/2023 (A)	5,298,000	5,568,198
Peruvian Government International Bond
7.35%, 07/21/2025	1,010,000	1,338,250
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,333,800
South Africa Government Bond
8.00%, 12/21/2018	ZAR 51,065,000	4,879,288
South Africa Government International Bond
4.67%, 01/17/2024 (A)	$ 1,060,000	1,079,875
Turkey Government International Bond
5.75%, 03/22/2024 (A)	3,180,000	3,474,150

Total Foreign Government Obligations (cost $23,867,839)		24,868,436

MORTGAGE-BACKED SECURITIES - 14.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (B)	14,747	14,757
Alternative Loan Trust
Series 2005-36, Class 2A1A
0.46%, 08/25/2035 (B)	1,589,359	1,233,942
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,067,716	2,915,254
Series 2005-51, Class 3A3A
0.48%, 11/20/2035 (B)	1,420,967	1,177,007
Series 2006-OA21, Class A1
0.34%, 03/20/2047 (B)	3,933,931	3,171,150

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.78%, 06/10/2049 (B)	$ 3,442,018	$ 3,724,883
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	277,015	278,146
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	3,410,000	3,349,278
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (B)	3,665,000	3,540,782
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.74%, 11/25/2034 (B)	119,207	104,264
Bear Stearns ARM Trust
Series 2005-1, Class 4A1
4.97%, 03/25/2035 (B)	1,260,869	1,265,738
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	3,038,210	3,301,465
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	2,085,870	2,276,886
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	2,097,779	2,314,811
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (B)	243,105	80,854
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.69%, 02/25/2034 (B)	150,520	150,518
Series 2004-23, Class A
2.38%, 11/25/2034 (B)	89,204	75,264
Series 2005-3, Class 1A2
0.44%, 04/25/2035 (B)	287,458	263,698
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,173,755
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,835,238
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	960,000	1,028,416
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	621,025
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	1,380,000	1,379,151
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	1,180,000	1,272,167
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,306,235
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	1,560,000	1,536,226
Commercial Mortgage Trust
Series 2005-GG3, Class A3
4.57%, 08/10/2042	93,279	93,183

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust (continued)
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	$ 1,175,000	$ 1,298,505
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	9,020,720	7,325,771
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,234,674	1,825,206
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,710
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
2.40%, 06/25/2034 (B)	249,795	247,498
Credit Suisse Mortgage Capital Certificates
Series 2007-TF2A, Class A3
0.42%, 04/15/2022 - 144A (B)	1,192,047	1,173,301
Series 2009-11R, Class 5A1
4.43%, 08/26/2036 - 144A (B)	7,821,354	7,970,484
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	3,388,274	3,499,372
Series 2011-4R, Class 5A1
3.31%, 05/27/2036 - 144A (B)	2,614,042	2,489,287
Series 2013-8R, Class 3A1
0.30%, 03/27/2036 - 144A (B)	6,003,955	5,859,026
Series 2014-4R, Class 21A1
0.51%, 12/27/2035 - 144A (B)	7,405,000	7,011,217
DBRR Trust
Series 2011-C32, Class A3A
5.93%, 06/17/2049 - 144A (B)	1,320,000	1,418,419
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (B)	1,516,621	1,527,996
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
Series 2005-WF1, Class 1A3
5.23%, 06/26/2035 - 144A (B)	702,970	713,150
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.68%, 12/05/2031 - 144A	1,210,000	1,210,870
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,653,739
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.52%, 02/25/2037 (B)	342,194	212,556
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
2.97%, 03/18/2035 (B)	89,153	88,290
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1
3.17%, 12/19/2033 (B)	34,712	34,014
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (B)	3,320,000	3,129,857
GS Mortgage Securities Corp. II, IO
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	20,730,000	631,923

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	$ 410,000	$ 424,471
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.67%, 01/25/2035 (B)	2,019,295	2,052,589
Hilton USA Trust
4.41%, 11/05/2030	970,000	1,004,440
Series 2013-HLT, Class EFX
5.61%, 11/05/2030 - 144A (B)	2,745,000	2,833,617
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (B)	22,320,000	184,519
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (B)	54,084	51,814
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.78%, 11/25/2037 (B)	559,971	534,494
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.45%, 07/25/2035 (B)	1,412,816	1,255,578
Series 2007-AR15, Class 2A1
4.43%, 08/25/2037 (B)	881,638	738,747
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	132,718	132,953
Series 2007-LD11, Class ASB
5.99%, 06/15/2049 (B)	1,058,945	1,121,449
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (B)	2,000,000	2,125,114
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,162,255	4,552,970
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,751,164	4,198,790
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,114,802	3,423,933
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	126,872	127,193
Series 2006-A2, Class 5A1
2.55%, 11/25/2033 (B)	124,453	125,335
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	591,160	524,267
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
3.04%, 05/25/2037 - 144A	8,591,093	8,650,996
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	1,280,000	1,316,933
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	900,000	1,025,199
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.62%, 11/25/2035 - 144A (B)	735,389	538,027

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (B)	$ 57,790	$ 57,686
Series 2004-A1, Class 2A1
2.38%, 02/25/2034 (B)	285,885	288,813
Series 2004-A3, Class 4A3
2.57%, 05/25/2034 (B)	149,192	149,322
Series 2005-A3, Class A1
0.42%, 04/25/2035 (B)	65,700	62,872
Series 2005-A4, Class 2A2
2.49%, 07/25/2035 (B)	319,552	284,823
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	1,760,000	1,844,564
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	1,171,903	1,268,625
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (B)	2,855,000	3,117,469
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	4,140,149	4,527,427
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,187,570
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,182,290	1,291,586
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (B)	3,170,000	3,493,286
Morgan Stanley Capital I, Inc.
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (B)	210,072	211,067
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.47%, 10/25/2034 (B)	290,662	291,265
Series 2006-3AR, Class 2A3
2.81%, 03/25/2036 (B)	607,684	516,916
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
6.00%, 08/15/2045 - 144A (B)	540,000	591,801
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 - 144A	1,120,000	1,107,400
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,703,239	1,712,812
Series 2014-R3, Class A2
3.00%, 07/26/2048 (B) (C)	7,075,000	7,024,148
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,777,310
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	2,854,000	2,885,143
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (B)	115,987	118,410
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (B)	2,844,848	2,943,353
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	659,665	654,121

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (B)	$ 4,200,000	$ 3,988,324
RALI Trust
Series 2007-QO1, Class A1
0.30%, 02/25/2047 (B)	653,398	523,432
Series 2007-QO4, Class A1A
0.34%, 05/25/2047 (B)	1,271,122	1,052,546
RBSCF Trust
Series 2010-RR3, Class WBTA
6.14%, 02/16/2051 - 144A (B)	7,423,133	7,865,277
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.60%, 01/25/2037 (B)	548,586	383,025
SCG Trust
Series 2013-SRP1, Class AJ
2.10%, 11/15/2026 - 144A (B)	1,140,000	1,143,590
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A (C)	2,315,907	2,292,748
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.49%, 01/25/2035 (B)	552,821	518,128
Series 2005-15, Class 1A1
2.51%, 07/25/2035 (B)	802,093	645,451
Series 2007-3, Class 3A1
2.77%, 04/25/2047 (B)	2,215,587	1,774,404
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (B)	72,106	70,240
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.40%, 12/26/2036 - 144A (B)	410,001	375,634
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (B)	1,493,000	1,452,459
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.44%, 07/25/2045 (B)	80,316	75,875
Series 2006-AR14, Class 1A3
2.05%, 11/25/2036 (B)	1,381,030	1,213,721
Series 2006-AR3, Class A1A
1.09%, 05/25/2046 (B)	1,855,381	1,414,581
Series 2007-OA6, Class 1A1B
0.93%, 07/25/2047 (B)	1,703,558	684,033
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	1,312,439	1,312,964

Total Mortgage-Backed Securities (cost $191,425,766)		191,947,933

ASSET-BACKED SECURITIES - 13.3%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650,000	1,695,515

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust (continued)
Series 2012-2, Class C
2.64%, 10/10/2017	$ 1,400,000	$ 1,433,831
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,380,260
Series 2012-4, Class B
1.31%, 11/08/2017	785,000	789,851
Series 2012-4, Class C
1.93%, 08/08/2018	1,235,000	1,255,030
Series 2012-5, Class C
1.69%, 11/08/2018	2,110,000	2,131,007
Series 2013-4, Class B
1.66%, 09/10/2018	520,000	523,549
Series 2013-4, Class C
2.72%, 09/09/2019	320,000	327,873
Series 2013-4, Class D
3.31%, 10/08/2019	745,000	772,131
Series 2013-5, Class B
1.52%, 01/08/2019	555,000	556,362
Series 2013-5, Class C
2.29%, 11/08/2019	295,000	298,500
Series 2014-1, Class B
1.68%, 07/08/2019	1,113,000	1,116,604
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.19%, 07/25/2032 (B)	216,954	208,798
Chase Funding Trust
Series 2003-4, Class 1A5
5.42%, 05/25/2033 (B)	927,394	968,982
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	1,600,000	1,604,909
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	1,105,000	1,108,848
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	510,000	512,268
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	520,000	522,007
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	515,000	522,505
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	580,000	580,449
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	745,000	746,091
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (B)	157,667	158,569
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	604,057	616,877
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	1,060,000	1,062,594
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B
0.45%, 12/15/2033 - 144A (B)	242,637	192,630
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	1,750,000	1,784,052

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	$ 1,210,000	$ 1,228,799
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	471,582
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	855,801
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	305,000	305,061
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	2,905,000	2,928,240
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,551,775
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (B)	5,750,000	5,547,163
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235,000	2,308,261
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.34%, 08/23/2027 (B)	2,230,000	2,194,501
Series 2008-3, Class A4
1.88%, 11/25/2024 (B)	2,500,000	2,625,648
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (B)	1,325,000	1,317,514
Prestige Auto Receivables Trust
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	1,750,000	1,750,364
RAAC
Series 2007-RP4, Class A
0.50%, 06/25/2037 - 144A (B)	1,030,887	900,935
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (B)	1,468,225	828,376
Santander Drive Auto Receivables Trust
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,555,500
Series 2012-3, Class C
3.01%, 04/16/2018	4,475,000	4,588,629
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,434,640
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	364,919
Series 2012-6, Class C
1.94%, 03/15/2018	1,635,000	1,660,220
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	3,780,000	3,790,777
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	3,260,000	3,283,593
Series 2013-2, Class B
1.33%, 03/15/2018	3,740,000	3,764,864
Series 2013-3, Class B
1.19%, 05/15/2018	3,320,000	3,330,916

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-4, Class C
3.25%, 01/15/2020	$ 1,560,000	$ 1,628,074
Series 2013-5, Class B
1.55%, 10/15/2018	4,255,000	4,280,015
Series 2013-5, Class C
2.25%, 06/17/2019	2,015,000	2,033,623
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	2,355,000	2,387,848
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	910,000	939,337
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	595,000	626,433
Series 2014-1, Class B
1.59%, 10/15/2018	4,560,000	4,583,014
Series 2014-1, Class C
2.36%, 04/15/2020	2,000,000	2,032,896
Scholar Funding Trust
Series 2011-A, Class A
1.13%, 10/28/2043 - 144A (B)	1,317,159	1,322,616
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (B)	5,048,560	5,042,353
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.37%, 04/25/2037 (B)	2,260,001	1,512,201
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (B)	3,687,246	3,655,233
SLC Student Loan Trust
Series 2008-1, Class A4A
1.83%, 12/15/2032 (B)	400,000	420,103
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (B)	1,659,133	1,629,089
Series 2004-B, Class A2
0.43%, 06/15/2021 (B)	2,271,109	2,251,164
Series 2005-B, Class A2
0.41%, 03/15/2023 (B)	1,813,902	1,796,108
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (B)	1,805,000	1,926,897
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	628,647
Series 2011-B, Class A3
2.40%, 06/16/2042 - 144A (B)	690,000	737,732
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (B)	1,190,000	1,280,201
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,075,929
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (B)	817,558	828,422
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	3,340,000	3,518,055
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,678,128
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (B)	1,541,467	1,553,080

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	$ 4,850,000	$ 5,066,911
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	6,220,000	6,457,131
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (B)	1,499,530	1,505,799
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (B)	793,572	795,045
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	1,535,000	1,523,356
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	260,000	248,693
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	2,855,000	2,820,263
Series 2013-B, Class B
3.00%, 05/16/2044 - 144A	340,000	329,840
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (B)	2,840,454	2,854,583
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	2,560,000	2,637,496
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (B)	1,360,000	1,391,631
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (B)	1,466,188	1,469,078
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (B)	638,394	636,410
Series 2008-5, Class A4
1.93%, 07/25/2023 (B)	3,860,000	4,048,360
Series 2013-6, Class A3
0.80%, 06/26/2028 (B)	3,355,000	3,372,604
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	4,614,068	4,653,288
Structured Asset Securities Corp.
Series 2007-TC1, Class A
0.45%, 04/25/2031 - 144A (B)	1,163,005	1,085,539
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000,000	4,032,516
Series 2012-D, Class A
2.15%, 04/17/2023	4,780,000	4,752,893

Total Asset-Backed Securities (cost $176,531,119)		177,506,804

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	340,000	466,184
Metropolitan Transportation Authority (Revenue Bonds)
Series E 6.81%, 11/15/2040	355,000	481,913
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	295,000	359,735

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey State Turnpike Authority (Revenue Bonds)
Series F 7.41%, 01/01/2040	$ 431,000	$ 621,093
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	1,670,000	1,918,646
5.50%, 06/15/2043	2,000,000	2,308,600
5.88%, 06/15/2044	340,000	432,830
New York State Dormitory Authority (Revenue Bonds)
Series H 5.39%, 03/15/2040	330,000	393,779
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	570,000	644,009
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	1,585,000	2,401,180
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	1,520,000	1,523,070
University of California (Revenue Bonds)
4.86%, 05/15/2112	315,000	319,608

Total Municipal Government Obligations (cost $10,784,563)		11,870,647

PREFERRED CORPORATE DEBT SECURITIES - 0.8%
Capital Markets - 0.0% (D)
State Street Capital Trust IV 1.23%, 06/01/2077 (B)	285,000	242,250
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 07/31/2014 (C) (E) (F) (G)	1,945,000	195
Insurance - 0.8%
MetLife Capital Trust IV
7.88%, 12/15/2067 - 144A	740,000	919,450
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (B)	8,860,000	9,546,650

Total Preferred Corporate Debt Securities (cost $12,632,432)		10,708,545

CORPORATE DEBT SECURITIES - 34.7%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,760,000	1,888,964
5.10%, 01/15/2044	1,260,000	1,363,387
Airlines - 0.1%
United Continental Holdings, Inc.
6.00%, 07/15/2028	735,000	707,437
Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023 - 144A (A)	850,000	894,625
6.25%, 10/02/2043 - 144A (A)	500,000	573,750
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	1,235,000	1,242,516
3.70%, 02/01/2024	1,730,000	1,775,508

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	$ 960,000	$ 1,030,113
5.65%, 06/15/2042 (A)	750,000	855,463
Capital Markets - 2.1%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	1,275,000	1,282,598
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	1,685,000	1,711,178
2.90%, 07/19/2018	2,445,000	2,519,010
3.63%, 02/07/2016	1,030,000	1,073,545
3.63%, 01/22/2023 (A)	1,655,000	1,662,118
5.75%, 01/24/2022	1,131,000	1,308,775
6.25%, 02/01/2041	490,000	597,753
6.75%, 10/01/2037	500,000	601,517
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (B)	1,310,000	1,350,191
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (A)	5,280,000	6,049,433
Morgan Stanley
3.45%, 11/02/2015 (A)	3,368,000	3,484,873
3.80%, 04/29/2016	1,045,000	1,097,174
Morgan Stanley, Series MTN
5.00%, 11/24/2025 (A)	1,820,000	1,941,154
5.45%, 01/09/2017	3,370,000	3,712,375
Chemicals - 0.8%
LyondellBasell Industries NV
5.00%, 04/15/2019	6,897,000	7,779,651
Monsanto Co.
4.40%, 07/15/2044 (H)	2,705,000	2,710,940
Commercial Banks - 7.6%
Bank of America Corp.
2.60%, 01/15/2019	1,596,000	1,614,774
4.10%, 07/24/2023 (A)	1,435,000	1,489,339
Bank of America Corp., Series MTN
2.65%, 04/01/2019	5,156,000	5,226,122
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	9,240,000	12,780,860
BPCE SA
4.00%, 04/15/2024	1,647,000	1,681,340
5.15%, 07/21/2024 - 144A (A)	1,200,000	1,266,846
Citigroup, Inc.
2.50%, 09/26/2018 (A)	1,492,000	1,516,318
2.55%, 04/08/2019	2,770,000	2,791,661
3.38%, 03/01/2023	1,380,000	1,374,720
4.45%, 01/10/2017	880,000	947,768
4.95%, 11/07/2043 (A)	490,000	523,222
6.68%, 09/13/2043	490,000	610,008
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/2019 (A)	1,565,000	1,584,919
11.00%, 06/30/2019 - 144A (B) (F)	9,495,000	12,748,842
Credit Agricole SA
2.50%, 04/15/2019 - 144A	3,379,000	3,410,151
Glitnir HF
6.33%, 07/28/2011 - 144A (E)	290,000	89,538
HSBC Bank Brasil SA - Banco Multiplo, Series MTN
4.00%, 05/11/2016 - 144A	5,850,000	6,069,375

	Principal	Value
Commercial Banks (continued)
HSBC Holdings PLC
4.25%, 03/14/2024 (A)	$ 485,000	$ 499,126
5.25%, 03/14/2044	1,228,000	1,314,942
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A (A)	4,285,000	4,335,627
JPMorgan Chase & Co.
3.20%, 01/25/2023	535,000	531,188
3.25%, 09/23/2022	1,180,000	1,185,387
4.75%, 03/01/2015	2,065,000	2,124,379
4.85%, 02/01/2044	490,000	519,560
6.75%, 02/01/2024 (B) (F)	412,000	443,415
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	3,735,000	3,748,267
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (E)	320,000	32,800
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	2,245,000	2,258,043
Nordea Bank AB
4.25%, 09/21/2022 - 144A	11,100,000	11,499,944
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	1,950,000	1,967,373
6.00%, 12/19/2023	1,685,000	1,821,830
Societe Generale SA
5.00%, 01/17/2024 - 144A (A)	2,315,000	2,421,110
UBS AG
7.63%, 08/17/2022 (A)	5,385,000	6,483,928
Wells Fargo & Co.
2.15%, 01/15/2019 (A)	912,000	920,270
4.13%, 08/15/2023 (A)	855,000	888,178
5.38%, 11/02/2043	1,740,000	1,914,068
5.90%, 06/15/2024 (A) (B) (F)	1,080,000	1,145,610
Commercial Services & Supplies - 0.3%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A (A)	4,130,000	4,160,591
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019	1,375,000	1,385,684
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (A)	1,685,000	1,761,244
Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2022 - 144A (A)	1,178,252	1,261,319
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A (H)	5,140,000	5,178,581
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,131,147
Diversified Financial Services - 0.6%
Bank of America Corp.
5.75%, 12/01/2017	1,965,000	2,216,362
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (A)	706,000	753,958
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (F)	2,800,000	3,304,560
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	500,000	671,639

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Diversified Financial Services (continued)
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (C) (E)	$ 200,000	$ 0
MassMutual Global Funding II
2.35%, 04/09/2019 - 144A	1,400,000	1,411,994
Diversified Telecommunication Services - 1.6%
AT&T, Inc.
2.30%, 03/11/2019	2,450,000	2,473,429
4.35%, 06/15/2045	945,000	895,783
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (A)	1,902,000	2,023,253
Level 3 Financing, Inc.
8.13%, 07/01/2019	2,053,000	2,240,336
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	830,220
Verizon Communications, Inc.
3.45%, 03/15/2021 (A)	1,125,000	1,162,580
3.65%, 09/14/2018	2,800,000	2,994,547
3.85%, 11/01/2042 (A)	4,623,000	4,070,380
4.50%, 09/15/2020	1,135,000	1,248,491
6.55%, 09/15/2043	2,901,000	3,650,737
Electric Utilities - 1.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (A)	1,660,000	1,751,371
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	519,661
8.88%, 11/15/2018	449,000	569,971
Commonwealth Edison Co.
4.70%, 01/15/2044 (A)	1,055,000	1,151,390
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,525,000	1,552,403
Duke Energy Corp.
3.75%, 04/15/2024	275,000	282,455
Duke Energy Florida, Inc.
6.40%, 06/15/2038	980,000	1,310,870
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,625,000	1,687,062
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,430,797
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,208,184
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	357,987
5.30%, 06/01/2042	525,000	617,481
Pacific Gas & Electric Co.
4.75%, 02/15/2044 (A)	488,000	519,486
PacifiCorp
3.60%, 04/01/2024 (A)	3,380,000	3,504,881
5.75%, 04/01/2037	900,000	1,113,684
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	188,719
Virginia Electric and Power Co.
3.45%, 02/15/2024 (A)	280,000	286,424
Energy Equipment & Services - 0.9%
Nabors Industries, Inc.
4.63%, 09/15/2021	1,125,000	1,218,584
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	868,342
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (A)	1,010,000	1,042,301

	Principal	Value
Energy Equipment & Services (continued)
TransCanada PipeLines, Ltd. (continued)
4.63%, 03/01/2034	$ 875,000	$ 928,049
Transocean, Inc.
6.00%, 03/15/2018	4,870,000	5,500,806
6.80%, 03/15/2038	850,000	969,466
Weatherford International, Ltd.
5.95%, 04/15/2042 (A)	960,000	1,088,727
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
5.30%, 12/05/2043	319,000	360,619
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,205,049
4.30%, 04/22/2044	945,000	954,456
Food Products - 0.1%
Mondelez International, Inc.
2.25%, 02/01/2019	1,570,000	1,580,748
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
2.65%, 10/01/2018	1,532,000	1,566,063
Medtronic, Inc.
3.63%, 03/15/2024 (A)	790,000	810,295
Health Care Providers & Services - 1.1%
Aetna, Inc.
4.75%, 03/15/2044	345,000	362,688
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,900,479
HCA, Inc.
7.25%, 09/15/2020	4,395,000	4,708,144
Tenet Healthcare Corp.
6.25%, 11/01/2018	2,010,000	2,231,100
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	667,365
WellPoint, Inc.
1.88%, 01/15/2018	1,930,000	1,943,549
2.30%, 07/15/2018	1,930,000	1,966,241
3.30%, 01/15/2023 (A)	620,000	619,262
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	94,000	97,055
4.88%, 11/01/2020 - 144A	150,000	154,500
Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,503,570
Industrial Conglomerates - 0.1%
General Electric Co.
4.50%, 03/11/2044	921,000	959,626
Insurance - 4.5%
American International Group, Inc.
3.38%, 08/15/2020	2,460,000	2,556,270
3.80%, 03/22/2017	3,385,000	3,617,238
4.13%, 02/15/2024 (A)	1,409,000	1,483,163
8.18%, 05/15/2068 (B)	1,070,000	1,473,925
8.25%, 08/15/2018 (A)	9,085,000	11,287,286
American International Group, Inc., Series MTN
5.45%, 05/18/2017	1,520,000	1,695,745
Genworth Holdings, Inc.
7.63%, 09/24/2021 (A)	1,125,000	1,409,463

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Insurance (continued)
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	$ 8,760,000	$ 10,128,548
Lincoln National Corp.
8.75%, 07/01/2019	4,655,000	6,035,459
Metropolitan Life Global Funding I
1.30%, 04/10/2017 - 144A	4,970,000	4,981,456
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	5,260,000	8,091,610
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,550,000	3,292,226
Prudential Financial, Inc., Series MTN
5.38%, 06/21/2020	1,465,000	1,679,738
7.38%, 06/15/2019	1,595,000	1,975,250
IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024	2,256,000	2,314,771
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,371,560
3.38%, 04/01/2024	878,000	891,041
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,515,000	3,550,769
5.30%, 02/01/2044 (A)	172,000	190,905
Media - 1.5%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,362,791
CBS Corp.
4.63%, 05/15/2018	655,000	717,173
5.75%, 04/15/2020	520,000	602,607
8.88%, 05/15/2019	1,425,000	1,847,371
Comcast Corp.
4.75%, 03/01/2044 (A)	430,000	454,793
5.88%, 02/15/2018	2,649,000	3,053,762
COX Communications, Inc.
4.70%, 12/15/2042 - 144A (A)	886,000	861,624
8.38%, 03/01/2039 - 144A	1,540,000	2,157,629
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	1,685,000	1,839,737
5.00%, 03/01/2021	905,000	1,010,271
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (F)	1,500,000	1,567,500
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	617,972
4.45%, 01/15/2043	1,359,000	1,363,419
5.15%, 04/30/2020	2,246,000	2,577,384
Metals & Mining - 0.5%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (A)	1,031,000	1,081,178
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 03/15/2023	1,125,000	1,121,575
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	3,035,850
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (A)	925,000	903,211
Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024 (A)	539,000	560,093
4.88%, 03/01/2044	1,215,000	1,278,915

	Principal	Value
Multi-Utilities (continued)
Dominion Resources, Inc.
1.95%, 08/15/2016	$ 2,590,000	$ 2,648,088
PG&E Corp.
2.40%, 03/01/2019	694,000	700,261
Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.
4.25%, 01/15/2044 (A)	360,000	354,058
4.75%, 04/15/2043	520,000	544,951
BP Capital Markets PLC
2.24%, 05/10/2019 (A)	2,570,000	2,592,061
2.75%, 05/10/2023	2,070,000	1,988,409
3.25%, 05/06/2022	1,075,000	1,088,294
3.81%, 02/10/2024 (A)	1,545,000	1,596,220
Continental Resources, Inc.
3.80%, 06/01/2024 - 144A (A)	4,760,000	4,811,432
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	1,087,071
EOG Resources, Inc.
2.45%, 04/01/2020	2,277,000	2,294,622
Exxon Mobil Corp.
1.82%, 03/15/2019 (A)	3,930,000	3,957,722
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,163,523
Kerr-McGee Corp.
6.95%, 07/01/2024	1,190,000	1,528,388
Kinder Morgan Energy Partners, LP
3.50%, 03/01/2021 (A)	300,000	304,221
4.15%, 02/01/2024 (A)	3,610,000	3,661,399
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,370,000	1,530,975
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	2,820,000	2,953,950
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	4,030,000	4,271,800
Murphy Oil Corp.
2.50%, 12/01/2017 (A)	2,236,000	2,288,546
Nexen Energy ULC
5.88%, 03/10/2035 (A)	110,000	123,996
Noble Energy, Inc.
5.25%, 11/15/2043	685,000	755,151
6.00%, 03/01/2041	1,230,000	1,480,086
8.25%, 03/01/2019	1,065,000	1,342,610
Peabody Energy Corp.
6.25%, 11/15/2021 (A)	1,715,000	1,708,569
Petrobras Global Finance BV
6.25%, 03/17/2024	3,460,000	3,682,824
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825,000	6,005,866
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,118,093
Range Resources Corp.
5.75%, 06/01/2021	450,000	486,000
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (B) (C) (G)	125,000	2,500
Shell International Finance BV
2.00%, 11/15/2018 (A)	2,249,000	2,280,162
4.55%, 08/12/2043	1,269,000	1,336,624

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA
2.90%, 11/08/2020	$ 2,630,000	$ 2,703,900
Total Capital International SA
3.70%, 01/15/2024	1,070,000	1,107,769
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,214,988
Williams Cos., Inc.
3.70%, 01/15/2023 (A)	540,000	519,446
7.88%, 09/01/2021 (A)	796,000	988,264
Williams Partners, LP
5.40%, 03/04/2044	814,000	873,284
Paper & Forest Products - 0.4%
International Paper Co. 4.75%, 02/15/2022	4,412,000	4,864,967
Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	775,000	752,374
Actavis, Inc.
3.25%, 10/01/2022	1,650,000	1,621,085
4.63%, 10/01/2042	1,550,000	1,524,741
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	1,810,000	1,853,096
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 (A)	850,000	872,276
Real Estate Investment Trusts - 1.1%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	6,480,000	6,495,591
3.00%, 02/06/2019 - 144A (A)	1,655,000	1,661,272
Realty Income Corp.
3.88%, 07/15/2024	5,555,000	5,613,255
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	535,000	532,457
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	622,000	611,857
3.75%, 04/01/2024	294,000	303,411
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	1,060,000	1,138,175
Specialty Retail - 0.1%
QVC, Inc.
7.50%, 10/01/2019 - 144A	1,730,000	1,818,349
Tobacco - 0.3%
Altria Group, Inc.
4.00%, 01/31/2024	905,000	929,915
Philip Morris International, Inc.
1.88%, 01/15/2019	1,946,000	1,941,392
4.88%, 11/15/2043	636,000	684,981
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,516,547
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)	117,000	122,885
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	3,570,000	4,328,625
Sprint Corp.
7.88%, 09/15/2023 - 144A (A)	1,290,000	1,435,125

	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.46%, 04/28/2019	$ 145,000	$ 152,612
6.63%, 04/28/2021	475,000	514,187
6.73%, 04/28/2022 (A)	460,000	496,225
6.84%, 04/28/2023 (A)	145,000	157,869

Total Corporate Debt Securities (cost $449,322,367)		462,162,311

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.8%
U.S. Treasury Bill
0.01%, 09/11/2014 (I)	103,312,000	103,308,055
0.03%, 08/21/2014 (A) (I)	27,578,900	27,577,904
0.03%, 08/07/2014 (I)	39,426,000	39,425,061

Total Short-Term U.S. Government Obligations (cost $170,311,020)		170,311,020

	Shares	Value
PREFERRED STOCKS - 0.5%
Capital Markets - 0.1%
State Street Corp. - Series D, 5.90% (B)	23,039	603,622
Diversified Financial Services - 0.3%
Citigroup Capital XIII, 7.88% (B)	126,052	3,491,641
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (A) (B)	7,998	211,147
Short-Term U.S. Government Obligations - 0.1%
Fannie Mae - Series O, 0.00% (B) (J)	1,300	24,050
Fannie Mae - Series S, 8.25% (B) (J)	81,175	840,161
Freddie Mac - Series Z, 8.38% (A) (B) (J)	93,300	1,017,903

Total Preferred Stocks (cost $6,317,715)		6,188,524

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	99,516,024	99,516,024

Total Securities Lending Collateral (cost $99,516,024)		99,516,024

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2014, to be repurchased at $20,593,621 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $21,008,171.	$ 20,593,615	20,593,615

Total Repurchase Agreement (cost $20,593,615)		20,593,615

Total Investment Securities (cost $1,586,245,924) (K)		1,605,169,122
Other Assets and Liabilities - Net - (20.6)%		(274,228,163)

Net Assets - 100.0%		$ 1,330,940,959

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$206,344,276	$—	$206,344,276
U.S. Government Agency Obligations	—	223,150,987	—	223,150,987
Foreign Government Obligations	—	24,868,436	—	24,868,436
Mortgage-Backed Securities	—	189,655,185	2,292,748	191,947,933
Asset-Backed Securities	—	177,506,804	—	177,506,804
Municipal Government Obligations	—	11,870,647	—	11,870,647
Preferred Corporate Debt Securities	—	10,708,545	—	10,708,545
Corporate Debt Securities
Air Freight & Logistics	—	3,252,351	—	3,252,351
Airlines	—	707,437	—	707,437
Automobiles	—	1,468,375	—	1,468,375
Beverages	—	3,018,024	—	3,018,024
Biotechnology	—	1,885,576	—	1,885,576
Capital Markets	—	28,391,694	—	28,391,694
Chemicals	—	10,490,591	—	10,490,591
Commercial Banks	—	101,780,848	—	101,780,848
Commercial Services & Supplies	—	4,160,591	—	4,160,591
Communications Equipment	—	1,385,684	—	1,385,684
Computers & Peripherals	—	1,761,244	—	1,761,244
Construction & Engineering	—	1,261,319	—	1,261,319
Construction Materials	—	5,178,581	—	5,178,581
Consumer Finance	—	1,131,147	—	1,131,147
Diversified Financial Services	—	8,358,513	0	8,358,513
Diversified Telecommunication Services	—	21,589,756	—	21,589,756
Electric Utilities	—	20,052,826	—	20,052,826
Energy Equipment & Services	—	11,616,275	—	11,616,275
Food & Staples Retailing	—	2,520,124	—	2,520,124
Food Products	—	1,580,748	—	1,580,748
Health Care Equipment & Supplies	—	2,376,358	—	2,376,358
Health Care Providers & Services	—	14,398,828	—	14,398,828
Hotels, Restaurants & Leisure	—	251,555	—	251,555
Household Products	—	2,503,570	—	2,503,570
Industrial Conglomerates	—	959,626	—	959,626
Insurance	—	59,707,377	—	59,707,377
IT Services	—	4,577,372	—	4,577,372
Life Sciences Tools & Services	—	3,741,674	—	3,741,674
Media	—	20,034,033	—	20,034,033
Metals & Mining	—	6,141,814	—	6,141,814
Multi-Utilities	—	5,187,357	—	5,187,357
Oil, Gas & Consumable Fuels	—	66,745,274	2,500	66,747,774
Paper & Forest Products	—	4,864,967	—	4,864,967
Pharmaceuticals	—	6,623,572	—	6,623,572
Real Estate Investment Trusts	—	14,302,575	—	14,302,575
Road & Rail	—	915,268	—	915,268
Software	—	1,138,175	—	1,138,175
Specialty Retail	—	1,818,349	—	1,818,349
Tobacco	—	3,556,288	—	3,556,288
Wireless Telecommunication Services	—	10,724,075	—	10,724,075
Short-Term U.S. Government Obligations	—	170,311,020	—	170,311,020
Preferred Stocks	6,188,524	—	—	6,188,524
Securities Lending Collateral	99,516,024	—	—	99,516,024
Repurchase Agreement	—	20,593,615	—	20,593,615
Total Investment Securities	$105,704,548	$1,497,169,326	$2,295,248	$1,605,169,122

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (L)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (M)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3 (O)	Transfers out of Level 3	Ending Balance at June 30, 2014 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (N)
Mortgage-Backed Securities	$—	$—	$(598,337)	$—	$6,986	$(1,003)	$2,885,102	$—	$2,292,748	$(1,003)
Corporate Debt Securities	0	—	—	(722)	—	722	2,500	—	2,500	722
Total	$0	$—	$(598,337)	$(722)	$6,986	$(281)	$2,887,602	$—	$2,295,248	$(281)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $97,470,274. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $9,319,591, or 0.70% of the portfolio’s net assets.
(D)	Percentage rounds to less than 0.1%.
(E)	In default.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $2,695, or less than 0.01% of portfolio’s net assets.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Rate shown reflects the yield at June 30, 2014.
(J)	Non-income producing security.
(K)	Aggregate cost for federal income tax purposes is $1,586,245,924. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,497,491 and $9,574,293, respectively. Net unrealized appreciation for tax purposes is $18,923,198.
(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(M)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Transferred into Level 3 because of unavailability of observable inputs.
(P)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $315,564,469, or 23.71% of the portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Commercial Banks - 0.9%
Goldman Sachs Capital II
4.00%, 07/31/2014 (A) (B)	$ 10,000,000	$ 8,000,000

Total Preferred Corporate Debt Security (cost $9,042,419)		8,000,000

CORPORATE DEBT SECURITIES - 92.6%
Aerospace & Defense - 1.3%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A	915,000	931,013
6.00%, 10/15/2022 - 144A	4,925,000	5,048,125
6.13%, 01/15/2023 - 144A	930,000	957,900
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,600,512
TransDigm, Inc.
6.00%, 07/15/2022 - 144A	1,866,000	1,917,315
Triumph Group, Inc.
5.25%, 06/01/2022 - 144A	1,296,000	1,299,240
Airlines - 1.5%
American Airlines Pass-Through Trust
6.13%, 07/15/2018 - 144A	7,155,000	7,629,376
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,396,800
United Airlines, Inc.
6.75%, 09/15/2015 - 144A	4,000,000	4,035,000
Auto Components - 0.6%
Gates Investments LLC / Gates Investments, Inc.
9.00%, 10/01/2018	436,000	464,253
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,712,500
Schaeffler Holding Finance BV
6.88%, 08/15/2018 - 144A
(Cash Rate: 6.88%) (C)	2,450,000	2,581,687
Automobiles - 1.1%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019	1,825,000	1,982,406
8.25%, 06/15/2021	5,935,000	6,706,550
Jaguar Land Rover Automotive PLC
8.13%, 05/15/2021 - 144A	1,314,000	1,478,250
Beverages - 0.7%
Constellation Brands, Inc.
4.25%, 05/01/2023	2,640,000	2,649,900
6.00%, 05/01/2022	1,240,000	1,391,900
Cott Beverages, Inc.
5.38%, 07/01/2022 - 144A	2,726,000	2,732,815
Building Products - 1.9%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	7,038,000	7,301,925
Builders FirstSource, Inc.
7.63%, 06/01/2021 - 144A	1,975,000	2,113,250
Nortek, Inc.
8.50%, 04/15/2021	1,440,000	1,591,200
10.00%, 12/01/2018	1,560,000	1,680,900
Ply Gem Industries, Inc.
6.50%, 02/01/2022 - 144A	4,569,000	4,420,507

	Principal	Value
Capital Markets - 0.7%
Credit Suisse Group AG
6.25%, 12/18/2024 - 144A (A) (B)	$ 1,683,000	$ 1,693,519
7.50%, 12/11/2023 - 144A (A) (B)	2,267,000	2,509,342
Morgan Stanley
5.45%, 07/15/2019 (A) (B)	2,000,000	2,036,480
Chemicals - 0.2%
Celanese US Holdings LLC
5.88%, 06/15/2021	765,000	843,413
6.63%, 10/15/2018	655,000	684,475
Commercial Banks - 3.2%
CIT Group, Inc.
5.00%, 08/15/2022	385,000	398,475
5.25%, 03/15/2018	1,525,000	1,637,469
5.38%, 05/15/2020	190,000	203,953
5.50%, 02/15/2019 - 144A	2,865,000	3,104,944
Citigroup, Inc.
6.30%, 05/15/2024 (A) (B)	5,900,000	6,010,625
JPMorgan Chase & Co.
5.00%, 07/01/2019 (A) (B)	2,515,000	2,505,679
6.00%, 08/01/2023 (A) (B)	2,000,000	2,040,000
6.75%, 02/01/2024 (A) (B)	2,295,000	2,469,994
7.90%, 04/30/2018 (A) (B)	3,500,000	3,911,250
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	6,900,000	7,006,253
Commercial Services & Supplies - 3.4%
Ceridian LLC
8.88%, 07/15/2019 - 144A	2,730,000	3,084,900
Ceridian LLC / Comdata, Inc.
8.13%, 11/15/2017 - 144A	7,848,000	7,926,480
Clean Harbors, Inc.
5.13%, 06/01/2021	865,000	883,922
5.25%, 08/01/2020	925,000	953,906
Hertz Corp.
6.25%, 10/15/2022	955,000	1,011,106
7.38%, 01/15/2021	3,500,000	3,797,500
7.50%, 10/15/2018	735,000	769,913
Iron Mountain, Inc.
6.00%, 08/15/2023	2,485,000	2,686,906
Polymer Group, Inc.
6.88%, 06/01/2019 - 144A	1,602,000	1,628,032
United Rentals North America, Inc.
7.38%, 05/15/2020	4,950,000	5,469,750
7.63%, 04/15/2022	1,350,000	1,515,375
8.25%, 02/01/2021	290,000	322,625
8.38%, 09/15/2020	475,000	521,313
Communications Equipment - 0.5%
CommScope Holding Co., Inc.
6.63%, 06/01/2020 - 144A
(Cash Rate: 6.63%) (C)	1,460,000	1,558,550
CommScope, Inc.
5.00%, 06/15/2021 - 144A	2,260,000	2,305,200
5.50%, 06/15/2024 - 144A	760,000	772,350
Computers & Peripherals - 0.3%
NCR Corp.
5.00%, 07/15/2022	1,145,000	1,159,313
5.88%, 12/15/2021 - 144A	615,000	648,825
6.38%, 12/15/2023 - 144A	1,090,000	1,182,650

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Construction & Engineering - 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 - 144A	$ 4,375,000	$ 4,375,000
K Hovnanian Enterprises, Inc.
9.13%, 11/15/2020 - 144A	6,000,000	6,690,000
Consumer Finance - 3.5%
Ally Financial, Inc.
3.50%, 07/18/2016	3,340,000	3,448,550
5.50%, 02/15/2017	1,700,000	1,842,375
6.25%, 12/01/2017	3,830,000	4,280,025
8.00%, 12/31/2018 - 11/01/2031	2,430,000	3,070,575
Navient Corp., Series MTN
5.50%, 01/15/2019	4,230,000	4,494,375
6.13%, 03/25/2024	1,385,000	1,404,044
8.00%, 03/25/2020	1,245,000	1,439,531
Springleaf Finance Corp.
6.00%, 06/01/2020	4,000,000	4,140,000
Springleaf Finance Corp., Series MTN
6.90%, 12/15/2017	6,505,000	7,220,550
Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.21%, 12/15/2019 - 144A (A) (D)	2,200,000	2,194,500
6.25%, 01/31/2019 - 144A	665,000	681,625
7.00%, 11/15/2020 - 144A	774,706	801,821
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is
5.63%, 12/15/2016 - 144A	645,000	661,125
6.00%, 06/15/2017 - 144A	915,000	937,875
BOE Merger Corp.
9.50%, 11/01/2017 - 144A
(Cash Rate 9.50%) (C)	1,670,000	1,759,762
BWAY Holding Co.
10.00%, 06/15/2018	455,000	479,456
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,150,625
Diversified Consumer Services - 0.2%
Service Corp. International
5.38%, 01/15/2022	1,585,000	1,640,475
Diversified Financial Services - 3.5%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.75%, 05/15/2019 - 144A	1,533,000	1,544,498
4.50%, 05/15/2021 - 144A	850,000	864,875
Bank of America Corp.
5.13%, 06/17/2019 (A) (B)	4,584,000	4,566,824
8.00%, 01/30/2018 (A) (B)	3,947,000	4,368,362
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 - 144A	7,000,000	7,420,000
General Motors Financial Co., Inc.
3.25%, 05/15/2018	320,000	324,800
4.25%, 05/15/2023	855,000	853,931
4.75%, 08/15/2017	1,350,000	1,436,063
6.75%, 06/01/2018	1,075,000	1,229,531
ILFC E-Capital Trust I
5.02%, 12/21/2065 - 144A (A)	4,000,000	3,920,000
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	4,915,000	5,326,631

	Principal	Value
Diversified Telecommunication Services - 9.6%
CenturyLink, Inc.
7.65%, 03/15/2042	$ 12,813,000	$ 12,780,967
Frontier Communications Corp.
7.63%, 04/15/2024	11,580,000	12,462,975
GCI, Inc.
8.63%, 11/15/2019	6,350,000	6,707,187
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	5,950,000	6,634,250
7.63%, 06/15/2021	2,000,000	2,290,000
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	5,570,000	6,001,675
Level 3 Financing, Inc.
8.13%, 07/01/2019	7,923,000	8,645,974
SBA Telecommunications, Inc.
8.25%, 08/15/2019	429,000	449,592
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,258,950
Telecom Italia SpA
5.30%, 05/30/2024 - 144A	4,500,000	4,516,875
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,203,000
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,769,850
Virgin Media Finance PLC
6.38%, 04/15/2023 - 144A	945,000	1,025,325
Wind Acquisition Finance SA
4.75%, 07/15/2020 - 144A (D)	2,500,000	2,518,750
7.38%, 04/23/2021 - 144A	4,120,000	4,398,100
Windstream Corp.
6.38%, 08/01/2023	2,385,000	2,417,794
7.50%, 06/01/2022	1,200,000	1,306,500
7.75%, 10/01/2021	5,410,000	5,910,425
8.13%, 09/01/2018	555,000	582,750
Electric Utilities - 0.9%
Homer City Generation, LP
8.73%, 10/01/2026
(Cash Rate: 8.73%) (C)	7,750,000	8,292,500
Electronic Equipment & Instruments - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	1,000,000	1,035,000
Sanmina Corp.
4.38%, 06/01/2019 - 144A	1,835,000	1,832,706
Energy Equipment & Services - 2.4%
Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.
4.75%, 11/15/2021	2,635,000	2,582,300
El Paso LLC
7.25%, 06/01/2018	8,000,000	9,110,000
El Paso LLC, Series MTN
8.05%, 10/15/2030	2,000,000	2,180,000
PHI, Inc.
5.25%, 03/15/2019 - 144A	3,225,000	3,289,500
Precision Drilling Corp.
6.50%, 12/15/2021	1,835,000	1,995,562
6.63%, 11/15/2020	835,000	893,450
SESI LLC
6.38%, 05/01/2019	1,315,000	1,403,763

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Food Products - 0.9%
ARAMARK Services, Inc.
5.75%, 03/15/2020	$ 895,000	$ 946,463
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A (C) (E)	2,263,090	2,061,298
Post Holdings, Inc.
6.75%, 12/01/2021 - 144A	4,845,000	5,147,812
7.38%, 02/15/2022 - 144A	380,000	410,875
Health Care Equipment & Supplies - 2.4%
Biomet, Inc.
6.50%, 08/01/2020	4,905,000	5,285,137
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 - 144A	5,192,000	5,153,060
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,673,650
Mallinckrodt International Finance SA
3.50%, 04/15/2018	3,200,000	3,184,000
4.75%, 04/15/2023	3,250,000	3,160,625
Health Care Providers & Services - 5.4%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,275,787
6.88%, 02/01/2022 - 144A	3,975,000	4,213,500
7.13%, 07/15/2020	2,295,000	2,484,337
8.00%, 11/15/2019	5,769,000	6,317,055
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	4,023,844
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300,000	1,417,000
5.88%, 01/31/2022 - 144A	755,000	834,275
HCA Holdings, Inc.
6.25%, 02/15/2021	1,510,000	1,621,363
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,268,125
7.50%, 02/15/2022	3,410,000	3,934,287
LifePoint Hospitals, Inc.
5.50%, 12/01/2021 - 144A	5,940,000	6,222,150
Tenet Healthcare Corp.
5.00%, 03/01/2019 - 144A	745,000	755,244
6.00%, 10/01/2020	2,910,000	3,157,350
8.13%, 04/01/2022	4,830,000	5,590,725
WellCare Health Plans, Inc.
5.75%, 11/15/2020	2,265,000	2,412,225
Hotels, Restaurants & Leisure - 6.1%
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/2015	960,000	1,006,800
8.50%, 02/15/2020	2,710,000	2,289,950
9.00%, 02/15/2020	950,000	794,438
10.00%, 12/15/2018	7,500,000	2,873,438
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,317,500
Greektown Holdings LLC (Escrow Shares)
Zero Coupon, 12/01/2049 (E) (F)	1,495,000	0
MGM Resorts International
6.63%, 12/15/2021	3,185,000	3,543,313
7.75%, 03/15/2022	3,385,000	3,968,912
MISA Investments, Ltd.
8.63%, 08/15/2018 - 144A
(Cash Rate: 8.63%) (C)	4,830,000	4,944,712
NCL Corp., Ltd.
5.00%, 02/15/2018	2,210,000	2,281,825

	Principal	Value
Hotels, Restaurants & Leisure (continued)
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 - 144A (C) (E)	$ 2,169,203	$ 2,465,024
NPC International, Inc. / NPC Operating Co. A, Inc.
10.50%, 01/15/2020	3,175,000	3,579,812
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	2,461,000	2,651,728
Regent Seven Seas
9.13%, 05/15/2019	2,745,000	2,995,481
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 - 03/15/2018	970,000	1,094,925
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	3,000,000	3,187,500
Studio City Finance, Ltd.
8.50%, 12/01/2020 - 144A	6,625,000	7,337,187
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,160,000	1,281,800
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 - 144A	1,419,682	298,133
WMG Acquisition Corp.
5.63%, 04/15/2022 - 144A	1,830,000	1,841,438
6.00%, 01/15/2021 - 144A	868,000	896,210
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	1,435,000	1,564,150
Wynn Macau, Ltd.
5.25%, 10/15/2021 - 144A	1,600,000	1,644,000
Household Durables - 2.6%
Beazer Homes USA, Inc.
5.75%, 06/15/2019 - 144A	5,000,000	5,000,000
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	2,030,000	2,146,725
Jarden Corp.
6.13%, 11/15/2022	2,850,000	3,021,000
KB Home
4.75%, 05/15/2019	3,000,000	3,022,500
9.10%, 09/15/2017	4,195,000	4,939,612
Meritage Homes Corp.
4.50%, 03/01/2018	4,322,000	4,440,855
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,166,175
Household Products - 1.6%
Harbinger Group, Inc.
7.88%, 07/15/2019	1,305,000	1,427,344
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,399,244
7.13%, 04/15/2019	1,795,000	1,875,775
7.88%, 08/15/2019	985,000	1,072,419
9.88%, 08/15/2019	4,600,000	5,094,500
Spectrum Brands, Inc.
6.75%, 03/15/2020	1,345,000	1,442,512
Independent Power Producers & Energy Traders - 2.6%
Calpine Corp.
7.50%, 02/15/2021 - 144A	8,534,000	9,259,390
NRG Energy, Inc.
7.88%, 05/15/2021	10,065,000	11,159,569
8.25%, 09/01/2020	2,960,000	3,233,800

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Industrial Conglomerates - 0.1%
Penn National Gaming, Inc.
5.88%, 11/01/2021 - 144A	$ 1,120,000	$ 1,058,400
Insurance - 1.0%
Lincoln National Corp.
7.00%, 05/17/2066 (A)	8,500,000	8,840,000
IT Services - 1.2%
SunGard Availability Services Capital, Inc.
8.75%, 04/01/2022 - 144A	1,280,000	1,190,400
SunGard Data Systems, Inc.
6.63%, 11/01/2019	8,370,000	8,809,425
7.38%, 11/15/2018	545,000	575,656
Life Sciences Tools & Services - 0.5%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019 - 144A	4,070,000	4,446,475
Machinery - 0.2%
CNH Industrial Capital LLC
6.25%, 11/01/2016	1,640,000	1,779,400
Media - 9.1%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049 (A) (E)	1,305,000	9,135
10.25%, 06/15/2049 - 11/01/2049 (E)	1,460,000	10,220
AMC Networks, Inc.
7.75%, 07/15/2021	2,290,000	2,561,937
Cablevision Systems Corp.
7.75%, 04/15/2018	11,014,000	12,445,820
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,928,275
5.75%, 01/15/2024	1,865,000	1,906,962
6.50%, 04/30/2021	1,125,000	1,198,125
7.00%, 01/15/2019	8,144,000	8,591,920
7.25%, 10/30/2017	1,235,000	1,302,925
8.13%, 04/30/2020	100,000	108,250
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	4,050,000	4,303,125
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	2,740,000	2,943,050
7.63%, 03/15/2020	5,385,000	5,805,700
Columbus International, Inc.
7.38%, 03/30/2021 - 144A	735,000	791,963
CSC Holdings LLC
6.75%, 11/15/2021	185,000	203,500
DISH DBS Corp.
5.88%, 07/15/2022	1,970,000	2,137,450
6.75%, 06/01/2021	3,215,000	3,665,100
Getty Images, Inc.
7.00%, 10/15/2020 - 144A	1,500,000	1,374,375
Mediacom LLC / Mediacom Capital Corp.
9.13%, 08/15/2019	935,000	981,750
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	4,160,000	4,440,800
National CineMedia LLC
7.88%, 07/15/2021	3,010,000	3,265,850
Numericable Group SA
4.88%, 05/15/2019 - 144A	3,575,000	3,668,844

	Principal	Value
Media (continued)
Sirius XM Radio, Inc.
5.88%, 10/01/2020 - 144A	$ 580,000	$ 613,350
6.00%, 07/15/2024 - 144A	1,800,000	1,872,000
Starz LLC / Starz Finance Corp.
5.00%, 09/15/2019	1,250,000	1,301,563
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	2,220,000	2,297,700
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	9,865,000	10,530,887
8.50%, 05/15/2021 - 144A	893,000	990,114
Metals & Mining - 0.3%
ArcelorMittal
6.75%, 02/25/2022	985,000	1,103,200
Novelis, Inc.
8.38%, 12/15/2017	1,145,000	1,220,570
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Finance Corp.
5.38%, 11/01/2021	2,220,000	2,303,250
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	1,730,625
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	1,775,000	1,921,437
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	1,825,000	1,845,531
6.13%, 02/15/2021	2,455,000	2,749,600
7.25%, 12/15/2018	2,510,000	2,961,800
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63%, 11/15/2019	875,000	940,625
Concho Resources, Inc.
6.50%, 01/15/2022	1,070,000	1,179,675
7.00%, 01/15/2021	1,325,000	1,454,188
Continental Resources, Inc.
7.13%, 04/01/2021	545,000	617,213
Denbury Resources, Inc.
5.50%, 05/01/2022	500,000	511,250
Energy XXI Gulf Coast, Inc.
6.88%, 03/15/2024 - 144A	4,429,000	4,517,580
Kinder Morgan, Inc.
5.00%, 02/15/2021 - 144A	2,580,000	2,676,750
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645,000	1,838,287
Linn Energy LLC / Linn Energy Finance Corp.
8.63%, 04/15/2020	4,750,000	5,130,000
Murphy Oil USA, Inc.
6.00%, 08/15/2023	3,680,000	3,873,200
Newfield Exploration Co.
5.63%, 07/01/2024	2,265,000	2,485,837
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020	1,565,000	1,705,850
Plains Exploration & Production Co.
6.88%, 02/15/2023	3,510,000	4,106,700
Rosetta Resources, Inc.
5.63%, 05/01/2021	1,610,000	1,656,288
5.88%, 06/01/2022	2,270,000	2,372,150

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 (A) (E) (F)	$ 2,985,000	$ 59,700
SM Energy Co.
6.50%, 01/01/2023	1,445,000	1,564,213
WPX Energy, Inc.
5.25%, 01/15/2017	615,000	654,975
6.00%, 01/15/2022	2,725,000	2,908,937
Paper & Forest Products - 0.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	2,500,000	2,634,375
Domtar Corp.
10.75%, 06/01/2017	1,540,000	1,917,108
Personal Products - 0.2%
First Quality Finance Co., Inc.
4.63%, 05/15/2021 - 144A	2,000,000	1,890,000
Pharmaceuticals - 1.2%
Salix Pharmaceuticals, Ltd.
6.00%, 01/15/2021 - 144A	1,550,000	1,662,375
Valeant Pharmaceuticals International
6.38%, 10/15/2020 - 144A	4,865,000	5,169,063
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/2021 - 144A	3,320,000	3,676,900
Professional Services - 0.4%
TransUnion Holding Co., Inc.
9.63%, 06/15/2018	3,545,000	3,732,885
Real Estate Management & Development - 0.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A	4,825,000	5,126,562
CBRE Services, Inc.
6.63%, 10/15/2020	2,470,000	2,621,288
Road & Rail - 0.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	620,000	633,950
9.75%, 03/15/2020	6,795,000	7,695,338
Semiconductors & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 - 144A	1,390,000	1,480,350
NXP BV / NXP Funding LLC
3.75%, 06/01/2018 - 144A	4,035,000	4,045,088
Software - 2.0%
First Data Corp.
6.75%, 11/01/2020 - 144A	715,000	773,988
7.38%, 06/15/2019 - 144A	11,020,000	11,832,725
11.75%, 08/15/2021	3,110,000	3,689,237
Infor US, Inc.
9.38%, 04/01/2019	1,605,000	1,787,569
Specialty Retail - 2.5%
Academy, Ltd. / Academy Finance Corp.
9.25%, 08/01/2019 - 144A	2,170,000	2,327,325
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	6,145,000	6,398,481
Express LLC
8.75%, 03/01/2018	5,145,000	5,389,387
Michaels FinCo Holdings LLC / Michaels
FinCo, Inc.
7.50%, 08/01/2018 - 144A
(Cash Rate: 7.50%) (C)	3,875,000	3,957,344

	Principal	Value
Specialty Retail (continued)
Michaels Stores, Inc.
7.75%, 11/01/2018	$ 450,000	$ 475,875
New Academy Finance Co. LLC / New
Academy Finance Corp.
8.00%, 06/15/2018 - 144A
(Cash Rate: 8.00%) (C)	3,995,000	4,079,894
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	2,290,000	2,524,725
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,454,818
Trading Companies & Distributors - 1.4%
International Lease Finance Corp.
8.25%, 12/15/2020	2,775,000	3,427,125
8.63%, 09/15/2015 - 01/15/2022	3,555,000	4,211,400
8.75%, 03/15/2017	2,455,000	2,853,938
Rexel SA
5.25%, 06/15/2020 - 144A	2,465,000	2,563,600
Wireless Telecommunication Services - 3.2%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,574,000	2,648,131
Softbank Corp.
4.50%, 04/15/2020 - 144A	2,000,000	2,032,500
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	2,519,400
7.00%, 08/15/2020	775,000	857,344
9.00%, 11/15/2018 - 144A	6,075,000	7,365,937
9.13%, 03/01/2017	995,000	1,165,394
Sprint Corp.
7.25%, 09/15/2021 - 144A	1,570,000	1,730,925
7.88%, 09/15/2023 - 144A	4,520,000	5,028,500
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	865,938
6.63%, 04/28/2021 - 04/01/2023	2,675,000	2,898,975
6.73%, 04/28/2022	905,000	976,269
6.84%, 04/28/2023	455,000	495,381

Total Corporate Debt Securities (cost $812,700,082)		838,708,502

CONVERTIBLE BONDS - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
8.63%, 07/15/2020	2,500,000	2,800,000
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (E) (F)	1,220,000	0
Media - 0.0% (G)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 - 144A (F)	7,000	5,033

Total Convertible Bonds (cost $2,810,107)		2,805,033

LOAN ASSIGNMENTS - 2.1%
Diversified Financial Services - 0.2%
Nuveen Investments, Inc., New 2nd Lien
Term Loan
6.50%, 02/28/2019 (A)	1,700,000	1,714,268

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Food Products - 0.1%
New HB Acquisition LLC, Term Loan
6.75%, 04/09/2020 (A)	$ 698,250	$ 724,435
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC, USD Term Loan B2
3.50%, 10/26/2020 (A)	1,679,605	1,676,036
WMG Acquisition Corp., New Term Loan
3.75%, 07/01/2020 (A)	1,687,250	1,660,254
Household Products - 0.1%
Sun Products Corp., New Term Loan
5.50%, 03/23/2020 (A)	1,453,678	1,422,788
Insurance - 0.5%
Asurion LLC, New 2nd Lien Term Loan
8.50%, 03/03/2021 (A)	3,200,000	3,316,000
Asurion LLC, New Term Loan B2
4.25%, 07/08/2020 (A)	1,287,000	1,286,081
Metals & Mining - 0.7%
FMG Resources PTY Ltd., New Term Loan B
3.75%, 06/30/2019 (A)	6,101,791	6,105,183
Oil, Gas & Consumable Fuels - 0.2%
EP Energy LLC, Term Loan B3
3.50%, 05/24/2018 (A)	1,666,666	1,661,458

Total Loan Assignments (cost $19,339,499)		19,566,503

	Shares	Value
COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co. - GDR (E) (F) (H)	1,803	1,757,168
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) (E) (F) (H)	550,000	0

	Shares	Value
Media - 0.0% (G)
New Cotai LLC / New Cotai Capital Corp. - Class B (F) (H)	6	$ 185,250

Total Common Stocks (cost $3,265,049)		1,942,418

WARRANT - 0.0% (G)

Food Products - 0.0% (G)
American Seafoods Group LLC (H)
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	126,500

Total Warrant (cost $0)		126,500

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. 0.01% (I), dated 06/30/2014, to be repurchased at $23,111,037 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 10/15/2040 - 11/25/2040, and with a total value of $23,574,009.	$ 23,111,030	23,111,030

Total Repurchase Agreement (cost $23,111,030)		23,111,030

Total Investment Securities (cost $870,268,186) (J)		894,259,986
Other Assets and Liabilities - Net - 1.3%		11,574,613

Net Assets - 100.0%		$ 905,834,599

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$8,000,000	$—	$8,000,000
Corporate Debt Securities
Aerospace & Defense	—	11,754,105	—	11,754,105
Airlines	—	14,061,176	—	14,061,176
Auto Components	—	5,758,440	—	5,758,440
Automobiles	—	10,167,206	—	10,167,206
Beverages	—	6,774,615	—	6,774,615
Building Products	—	17,107,782	—	17,107,782
Capital Markets	—	6,239,341	—	6,239,341
Chemicals	—	1,527,888	—	1,527,888
Commercial Banks	—	29,288,642	—	29,288,642
Commercial Services & Supplies	—	30,571,728	—	30,571,728
Communications Equipment	—	4,636,100	—	4,636,100
Computers & Peripherals	—	2,990,788	—	2,990,788
Construction & Engineering	—	11,065,000	—	11,065,000
Consumer Finance	—	31,340,025	—	31,340,025

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
Containers & Packaging	$—	$11,666,789	$—	$11,666,789
Diversified Consumer Services	—	1,640,475	—	1,640,475
Diversified Financial Services	—	31,855,515	—	31,855,515
Diversified Telecommunication Services	—	86,880,939	—	86,880,939
Electric Utilities	—	8,292,500	—	8,292,500
Electronic Equipment & Instruments	—	2,867,706	—	2,867,706
Energy Equipment & Services	—	21,454,575	—	21,454,575
Food Products	—	8,566,448	—	8,566,448
Health Care Equipment & Supplies	—	21,456,472	—	21,456,472
Health Care Providers & Services	—	48,527,267	—	48,527,267
Hotels, Restaurants & Leisure	—	54,560,143	298,133	54,858,276
Household Durables	—	23,736,867	—	23,736,867
Household Products	—	14,311,794	—	14,311,794
Independent Power Producers & Energy Traders	—	23,652,759	—	23,652,759
Industrial Conglomerates	—	1,058,400	—	1,058,400
Insurance	—	8,840,000	—	8,840,000
IT Services	—	10,575,481	—	10,575,481
Life Sciences Tools & Services	—	4,446,475	—	4,446,475
Machinery	—	1,779,400	—	1,779,400
Media	—	82,250,690	—	82,250,690
Metals & Mining	—	2,323,770	—	2,323,770
Oil, Gas & Consumable Fuels	—	53,705,961	59,700	53,765,661
Paper & Forest Products	—	4,551,483	—	4,551,483
Personal Products	—	1,890,000	—	1,890,000
Pharmaceuticals	—	10,508,338	—	10,508,338
Professional Services	—	3,732,885	—	3,732,885
Real Estate Management & Development	—	7,747,850	—	7,747,850
Road & Rail	—	8,329,288	—	8,329,288
Semiconductors & Semiconductor Equipment	—	5,525,438	—	5,525,438
Software	—	18,083,519	—	18,083,519
Specialty Retail	—	22,628,306	—	22,628,306
Textiles, Apparel & Luxury Goods	—	5,979,543	—	5,979,543
Trading Companies & Distributors	—	13,056,063	—	13,056,063
Wireless Telecommunication Services	—	28,584,694	—	28,584,694
Convertible Bonds
Diversified Telecommunication Services	—	2,800,000	—	2,800,000
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	5,033	5,033
Loan Assignments	—	19,566,503	—	19,566,503
Common Stocks
Building Products	—	—	1,757,168	1,757,168
Independent Power Producers & Energy Traders	—	—	0	0
Media	—	—	185,250	185,250
Warrant	126,500	—	—	126,500
Repurchase Agreement	—	23,111,030	—	23,111,030
Total Investment Securities	$126,500	$891,828,202	$2,305,284	$894,259,986

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (K)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3 (N)	Transfers out of Level 3	Ending Balance at June 30, 2014 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (M)
Convertible Bonds	$5,033	$—	$—	$1,108	$—	$(1,108)	$—	$—	5,033	$(1,108)
Corporate Debt Securities	668,348	—	(168,974)	—	—	(201,241)	59,700	—	357,833	(201,241)
Common Stocks	1,942,418	—	(7,689)	—	(2,625,742)	2,633,431	—	—	1,942,418	0
Warrants	0	—	—	—	—	—	—	—	0	—
Total	$2,615,799	$—	$(176,663)	$1,108	$(2,625,742)	$2,431,082	$59,700	$—	$2,305,284	$(202,349)
NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	The security has a perpetual maturity. The date shown is the next call date.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Illiquid. Total aggregate fair value of illiquid securities is $6,362,545, or 0.70% of the portfolio’s net assets.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $2,007,151, or 0.22% of the portfolio’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	Non-income producing security.
(I)	Rate shown reflects the yield at June 30, 2014.
(J)	Aggregate cost for federal income tax purposes is $870,268,186. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $30,142,720 and $6,150,920, respectively. Net unrealized appreciation for tax purposes is $23,991,800.
(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Transferred into Level 3 because of unavailability of observable inputs.
(O)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $316,195,905, or 34.91% of the portfolio’s net assets.
GDR	Global Depositary Receipt
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.7%
U.S. Treasury Bond
2.75%, 11/15/2042	$ 5,000	$ 4,463
3.63%, 02/15/2044	2,400,700	2,533,488
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	129,288	163,125
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	92,426	92,109
0.63%, 01/15/2024	1,076,875	1,115,912
U.S. Treasury Note
0.25%, 11/30/2014	407,000	407,270
0.38%, 03/31/2016	335,000	335,065
0.88%, 04/15/2017 - 04/30/2017	878,500	880,425
1.25%, 11/30/2018	1,118,300	1,108,166
1.63%, 03/31/2019 - 11/15/2022	1,285,000	1,284,783
2.50%, 05/15/2024	1,400,100	1,398,132
2.75%, 02/15/2024	1,048,800	1,072,644

Total U.S. Government Obligations (cost $10,272,266)		10,395,582

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
Fannie Mae
3.00%, 03/01/2041 (A)	33,146	35,280
3.14%, 03/01/2041 (A)	28,195	29,980
3.18%, 12/01/2040 (A)	35,921	37,604
3.33%, 10/25/2023 (A)	55,000	57,135
3.50%, 09/01/2041 (A)	51,219	54,287
3.50%, 11/01/2028 - 01/01/2029	195,038	207,537
4.00%, 10/01/2025 - 07/01/2026	85,695	91,813
4.50%, 02/01/2025 - 06/01/2026	288,299	308,846
5.50%, 09/01/2036 - 08/01/2037	235,171	264,436
6.00%, 02/01/2038 - 04/01/2040	432,888	487,535
6.50%, 05/01/2040	153,319	172,874
Fannie Mae, TBA
3.50%	3,011,000	3,126,413
4.00%	1,051,000	1,115,374
4.50%	755,000	817,642
5.00%	713,000	791,764
Freddie Mac
3.04%, 02/01/2041 (A)	38,344	40,820
5.50%, 06/01/2041	80,238	89,438
FREMF Mortgage Trust
Series 2012-K23, Class B
3.78%, 10/25/2045 - 144A (A)	40,000	40,516
Series 2012-K711, Class B
3.68%, 08/25/2045 - 144A (A)	50,000	51,843
Ginnie Mae, IO
1.00%, 02/16/2053 (A)	302,443	22,668
Ginnie Mae, TBA
3.00%	268,000	270,010
3.50%	389,000	405,198
4.00%	254,000	271,304
4.50%	247,981	270,038

Total U.S. Government Agency Obligations (cost $8,982,544)		9,060,355

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Brazilian Government International Bond
4.25%, 01/07/2025	200,000	202,700
Indonesia Government International Bond,
Series MTN
5.38%, 10/17/2023 - 144A	225,000	238,781

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico Government International Bond
4.00%, 10/02/2023 (B)	$ 180,000	$ 189,180
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	132,500
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	44,460
South Africa Government Bond
8.00%, 12/21/2018	ZAR 1,965,000	187,757

Total Foreign Government Obligations (cost $963,116)		995,378

MORTGAGE-BACKED SECURITIES - 5.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
0.99%, 02/25/2035 (A)	$ 36,868	36,893
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.78%, 06/10/2049 (A)	110,884	119,996
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A	140,000	137,507
Series 2012-TFT, Class C
3.58%, 06/05/2030 - 144A (A)	150,000	144,916
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	104,509	113,564
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	71,348	77,881
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (A)	68,581	75,677
Series 2007-PW17, Class A3
5.74%, 06/11/2050	62,606	62,619
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.36%, 12/25/2046 (A)	216,093	71,870
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class D
3.01%, 01/12/2030 - 144A (A)	250,000	252,922
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	46,333
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	68,755
Citigroup Commercial Mortgage Trust, IO
Series 2013-SMP, Class XA
0.90%, 01/12/2030 - 144A (A)	1,269,863	31,288
COMM Mortgage Trust
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (A)	20,000	21,983
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	99,939
Series 2014-CR14, Class B
4.76%, 02/10/2047 (A)	45,000	48,515
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	47,404
Commercial Mortgage Pass-Through
Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	132,000	129,988

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	$ 35,000	$ 38,679
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	273,498	222,109
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.43%, 08/26/2036 - 144A (A)	321,016	327,136
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	139,601	144,178
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	90,000	96,226
Series 2010-RR2, Class 2A
6.05%, 09/15/2039 - 144A (A)	120,000	129,519
Series 2013-8R, Class 3A1
0.30%, 03/27/2036 - 144A (A)	247,126	241,161
Series 2014-4R, Class 21A1
0.51%, 12/27/2035 - 144A (A)	305,000	288,781
DBRR Trust
Series 2013-EZ3, Class A
1.64%, 12/18/2049 - 144A (A)	93,720	94,423
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	45,089	46,475
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
2.97%, 03/18/2035 (A)	267,458	264,868
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (A)	100,000	94,273
GS Mortgage Securities Corp. II, IO
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (A)	1,000,000	30,484
Hilton USA Trust, IO
Series 2013-HLT, Class X1FX
1.82%, 11/05/2030 - 144A (A)	4,500,000	37,202
Impac CMB Trust
Series 2004-6, Class 1A1
0.95%, 10/25/2034 (A)	126,195	120,900
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
2.78%, 11/25/2037 (A)	244,174	233,064
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.43%, 08/25/2037 (A)	260,658	218,412
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	18,016	18,048
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.62%, 12/12/2044 (A)	70,000	74,379
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (A)	135,678	148,414
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (A)	121,791	136,324

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	$ 81,968	$ 90,104
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	119,440	127,171
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
3.04%, 05/25/2037 - 144A	351,821	354,274
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.05%, 07/15/2044 (A)	34,422	38,166
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	40,000	41,154
Series 2007-C7, Class AM
6.37%, 09/15/2045 (A)	30,000	34,173
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.79%, 10/25/2028 (A)	78,804	78,663
Series 2004-A3, Class 4A3
2.57%, 05/25/2034 (A)	59,677	59,729
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (A)	55,000	57,643
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (A)	40,411	43,746
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.77%, 04/12/2049 (A)	39,078	39,951
Series 2007-HQ12, Class AM
5.77%, 04/12/2049 (A)	85,000	92,814
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	131,834	144,166
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	32,685
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (A)	38,553	42,117
Series 2007-IQ15, Class AM
6.11%, 06/11/2049 (A)	110,000	121,218
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	53,226	53,526
Series 2014-R3, Class A2
3.00%, 07/26/2048 (A) (C)	290,000	287,916
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	140,000	141,586
Series 2012-MTL6, Class C
3.14%, 10/05/2025 - 144A	133,000	134,451
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 - 144A (A)	118,125	122,215
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (A)	130,000	123,448
SCG Trust
Series 2013-SRP1, Class A
1.55%, 11/15/2026 - 144A (A)	100,000	100,412

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A (C)	$ 53,858	$ 53,320
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.86%, 01/19/2034 (A)	170,433	166,021
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.55%, 09/15/2021 - 144A (A)	100,000	97,285

Total Mortgage-Backed Securities (cost $7,388,622)		7,271,059

ASSET-BACKED SECURITIES - 5.4%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	40,000	41,103
Series 2012-2, Class C
2.64%, 10/10/2017	40,000	40,967
Series 2012-3, Class C
2.42%, 05/08/2018	40,000	40,897
Series 2012-5, Class C
1.69%, 11/08/2018	70,000	70,697
Series 2013-4, Class B
1.66%, 09/10/2018	50,000	50,341
Series 2013-4, Class C
2.72%, 09/09/2019	20,000	20,492
Series 2013-4, Class D
3.31%, 10/08/2019	25,000	25,910
Series 2013-5, Class B
1.52%, 01/08/2019	20,000	20,049
Series 2013-5, Class C
2.29%, 11/08/2019	10,000	10,119
Series 2014-1, Class B
1.68%, 07/08/2019	43,000	43,139
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100,000	102,713
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class A3
0.85%, 05/15/2018 - 144A	60,000	60,184
Series 2013-BA, Class A4
1.27%, 03/15/2019 - 144A	40,000	40,139
Series 2013-BA, Class B
1.78%, 06/17/2019 - 144A	20,000	20,089
Series 2013-BA, Class C
2.24%, 09/16/2019 - 144A	20,000	20,077
Series 2013-BA, Class D
2.89%, 10/15/2020 - 144A	15,000	15,219
Series 2014-AA, Class B
1.76%, 08/15/2019 - 144A	20,000	20,015
Series 2014-AA, Class C
2.28%, 11/15/2019 - 144A	25,000	25,037
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,621
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120,000	122,888

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2, Class A2
1.15%, 05/16/2044 - 144A	$ 105,000	$ 105,021
Series 2013-T4, Class AT4
1.18%, 08/15/2044 - 144A	100,000	100,030
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	100,000	100,800
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	210,000	210,105
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.41%, 03/20/2036 (A)	235,000	226,710
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30,000	30,983
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.88%, 11/25/2024 (A)	100,000	105,026
Series 2014-2A, Class A3
1.00%, 07/27/2037 - 144A (A)	100,000	99,435
PFS Financing Corp.
Series 2013-AA, Class B
1.25%, 02/15/2018 - 144A (A)	100,000	100,362
Prestige Auto Receivables Trust
Series 2011-1A, Class D
5.18%, 07/16/2018 - 144A	100,000	101,669
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	57,690	57,802
Series 2014-1A, Class A2
0.97%, 03/15/2018 - 144A	100,000	100,021
Santander Drive Auto Receivables Trust
Series 2012-3, Class C
3.01%, 04/16/2018	110,000	112,793
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,495
Series 2012-5, Class C
2.70%, 08/15/2018	25,000	25,699
Series 2012-6, Class C
1.94%, 03/15/2018	50,000	50,771
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	120,000	120,342
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	245,000	246,773
Series 2013-2, Class B
1.33%, 03/15/2018	120,000	120,798
Series 2013-3, Class B
1.19%, 05/15/2018	105,000	105,345
Series 2013-4, Class B
2.16%, 01/15/2020	60,000	61,449
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	52,182
Series 2013-5, Class B
1.55%, 10/15/2018	150,000	150,882
Series 2013-5, Class C
2.25%, 06/17/2019	70,000	70,647
Series 2013-A, Class B
1.89%, 10/15/2019 - 144A	75,000	76,046

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-A, Class C
3.12%, 10/15/2019 - 144A	$ 30,000	$ 30,967
Series 2013-A, Class D
3.78%, 10/15/2019 - 144A	20,000	21,057
Series 2014-1, Class B
1.59%, 10/15/2018	170,000	170,858
Series 2014-1, Class C
2.36%, 04/15/2020	75,000	76,234
Scholar Funding Trust
Series 2011-A, Class A
1.13%, 10/28/2043 - 144A (A)	90,516	90,891
Series 2013-A, Class A
0.80%, 01/30/2045 - 144A (A)	152,766	152,578
SLC Private Student Loan Trust
Series 2006-A, Class A5
0.40%, 07/15/2036 (A)	117,130	116,113
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.78%, 12/16/2030 (A)	57,459	56,419
Series 2004-B, Class A2
0.43%, 06/15/2021 (A)	154,753	153,394
Series 2005-B, Class A2
0.41%, 03/15/2023 (A)	78,728	77,956
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.65%, 01/15/2043 - 144A (A)	200,000	213,507
Series 2011-C, Class A2A
3.40%, 10/17/2044 - 144A (A)	100,000	107,580
Series 2012-A, Class A1
1.55%, 08/15/2025 - 144A (A)	52,916	53,620
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	100,000	105,331
Series 2012-C, Class A1
1.25%, 08/15/2023 - 144A (A)	98,183	98,922
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	141,038
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	166,100
Series 2012-E, Class A1
0.90%, 10/16/2023 - 144A (A)	59,624	59,873
Series 2012-E, Class A2B
1.90%, 06/15/2045 - 144A (A)	145,000	149,898
Series 2013-A, Class A1
0.75%, 08/15/2022 - 144A (A)	72,805	72,940
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	168,710
Series 2013-A, Class A2B
1.20%, 05/17/2027 - 144A (A)	150,000	151,381
Series 2013-B, Class A1
0.80%, 07/15/2022 - 144A (A)	154,320	154,720
Series 2013-B, Class A2A
1.85%, 06/17/2030 - 144A	200,000	197,567
Series 2013-C, Class A1
1.00%, 02/15/2022 - 144A (A)	94,001	94,468
Series 2013-C, Class A2A
2.94%, 10/15/2031 - 144A	100,000	103,027
Series 2013-C, Class A2B
1.55%, 10/15/2031 - 144A (A)	100,000	102,326

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2014-A, Class A1
0.75%, 07/15/2022 - 144A (A)	$ 89,402	$ 89,578
SLM Student Loan Trust
Series 2005-2, Class A5
0.32%, 04/27/2020 (A)	25,664	25,584
Series 2008-5, Class A4
1.93%, 07/25/2023 (A)	100,000	104,880
Series 2013-6, Class A3
0.80%, 06/26/2028 (A)	115,000	115,603
SpringCastle America Funding LLC
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	139,644	140,831
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	110,000	110,894
Series 2012-D, Class A
2.15%, 04/17/2023	145,000	144,178

Total Asset-Backed Securities (cost $7,137,895)		7,201,905

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Los Angeles Community College District (General Obligation Unlimited)
6.60%, 08/01/2042	15,000	20,567
Metropolitan Transportation Authority (Revenue Bonds)
Series E
6.81%, 11/15/2040	15,000	20,363
Municipal Electric Authority of Georgia (Revenue Bonds)
6.64%, 04/01/2057	10,000	12,194
New Jersey State Turnpike Authority (Revenue Bonds)
Series F
7.41%, 01/01/2040	16,000	23,057
New York City Water & Sewer System (Revenue Bonds)
5.38%, 06/15/2043	45,000	51,700
5.50%, 06/15/2043	55,000	63,487
5.88%, 06/15/2044	15,000	19,095
New York State Dormitory Authority (Revenue Bonds)
Series H
5.39%, 03/15/2040	10,000	11,933
Port Authority of New York & New Jersey (Revenue Bonds)
4.96%, 08/01/2046	20,000	22,597
State of California (General Obligation Unlimited)
7.60%, 11/01/2040	60,000	90,896
State of Illinois (General Obligation Unlimited)
5.10%, 06/01/2033	55,000	55,111
University of California (Revenue Bonds)
4.86%, 05/15/2112	10,000	10,146

Total Municipal Government Obligations (cost $366,755)		401,146

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITIES - 0.4%
Capital Markets - 0.0% (D)
State Street Capital Trust IV
1.23%, 06/01/2077 (A)	$ 11,000	$ 9,350
Diversified Financial Services - 0.0% (D)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 07/31/2014 (C) (E) (F) (G)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 (C) (F) (G)	120,000	12
Insurance - 0.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	500,000	538,750

Total Preferred Corporate Debt Securities (cost $822,199)		548,132

CORPORATE DEBT SECURITIES - 13.3%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	74,056
5.10%, 01/15/2044	49,000	53,021
Airlines - 0.0% (D)
United Continental Holdings, Inc.
6.00%, 07/15/2028	25,000	24,063
Automobiles - 0.0% (D)
General Motors Co.
4.88%, 10/02/2023 - 144A (B)	30,000	31,575
6.25%, 10/02/2043 - 144A (B)	20,000	22,950
General Motors Corp. (Escrow Shares), Series MTN
8.25%, 07/15/2023 (C) (G)	453,000	0
Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	45,000	45,274
3.70%, 02/01/2024	65,000	66,710
Biotechnology - 0.1%
Amgen, Inc.
5.15%, 11/15/2041	35,000	37,556
5.65%, 06/15/2042	27,000	30,797
Capital Markets - 1.0%
Bank of New York Mellon Corp., Series MTN
2.10%, 01/15/2019	50,000	50,298
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	65,000	66,010
2.90%, 07/19/2018	95,000	97,876
3.63%, 02/07/2016	42,000	43,776
3.63%, 01/22/2023 (B)	59,000	59,254
5.75%, 01/24/2022	93,000	107,618
6.13%, 02/15/2033	40,000	47,909
6.25%, 02/01/2041	20,000	24,398
6.75%, 10/01/2037	20,000	24,061
Goldman Sachs Group, Inc., Series MTN
1.83%, 11/29/2023 (A)	50,000	51,534
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A (B)	220,000	252,060
Morgan Stanley
3.45%, 11/02/2015	123,000	127,268
3.80%, 04/29/2016	100,000	104,993
Morgan Stanley, Series MTN
5.00%, 11/24/2025	66,000	70,393
5.45%, 01/09/2017	130,000	143,207

	Principal	Value
Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019 (B)	$ 60,000	$ 67,679
Monsanto Co.
4.40%, 07/15/2044 (H)	110,000	110,241
Commercial Banks - 3.0%
Bank of America Corp.
2.60%, 01/15/2019	60,000	60,706
4.10%, 07/24/2023 (B)	51,000	52,931
Bank of America Corp., Series MTN
2.65%, 04/01/2019	255,000	258,468
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	400,000	553,284
Citigroup, Inc.
2.50%, 09/26/2018	58,000	58,945
2.55%, 04/08/2019	110,000	110,860
4.45%, 01/10/2017	35,000	37,695
4.95%, 11/07/2043 (B)	20,000	21,356
6.68%, 09/13/2043	20,000	24,898
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (E)	405,000	543,790
Credit Agricole SA
2.50%, 04/15/2019 - 144A	250,000	252,305
Glitnir HF
6.33%, 07/28/2011 - 144A (F)	160,000	49,400
HSBC Bank Brasil SA - Banco Multiplo,
Series MTN
4.00%, 05/11/2016 - 144A	200,000	207,500
Intesa Sanpaolo SpA
5.02%, 06/26/2024 - 144A (B)	200,000	202,363
JPMorgan Chase & Co.
3.20%, 01/25/2023	40,000	39,715
3.25%, 09/23/2022	34,000	34,155
4.75%, 03/01/2015	79,000	81,272
4.85%, 02/01/2044	20,000	21,207
6.75%, 02/01/2024 (A) (E)	13,000	13,991
JPMorgan Chase & Co., Series MTN
1.35%, 02/15/2017	145,000	145,515
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (F)	140,000	14,350
Macquarie Bank, Ltd.
1.65%, 03/24/2017 - 144A	85,000	85,494
Nordea Bank AB
4.25%, 09/21/2022 - 144A	470,000	486,935
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	100,891
6.00%, 12/19/2023	65,000	70,278
UBS AG
7.63%, 08/17/2022	250,000	301,018
Wells Fargo & Co.
2.15%, 01/15/2019 (B)	35,000	35,317
4.13%, 08/15/2023	35,000	36,358
5.38%, 11/02/2043	67,000	73,703
5.90%, 06/15/2024 (A) (B) (E)	43,000	45,612
Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 - 144A	175,000	176,296
Communications Equipment - 0.0% (D)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	50,388

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Computers & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020 (B)	$ 65,000	$ 67,941
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024 - 144A (H)	210,000	211,576
Diversified Financial Services - 0.4%
Bank of America Corp.
5.75%, 12/01/2017	75,000	84,594
Citigroup, Inc.
4.50%, 01/14/2022	83,000	90,221
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (E)	100,000	118,020
General Electric Capital Corp., Series MTN
6.88%, 01/10/2039	20,000	26,866
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A (C) (F)	130,000	0
7.63%, 02/28/2015 - 144A (F)	710,000	172,175
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (C) (G)	480,000	0
Diversified Telecommunication Services - 0.6%
AT&T, Inc.
2.30%, 03/11/2019	95,000	95,908
4.35%, 06/15/2045	35,000	33,177
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	54,000	57,443
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	24,240
Verizon Communications, Inc.
3.45%, 03/15/2021	45,000	46,503
3.65%, 09/14/2018	115,000	122,990
3.85%, 11/01/2042	179,000	157,603
4.50%, 09/15/2020	42,000	46,200
6.55%, 09/15/2043	134,000	168,631
Electric Utilities - 0.5%
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044 (B)	65,000	68,578
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	48,789
8.88%, 11/15/2018	9,000	11,425
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	45,837
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	59,042
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,298
Entergy Arkansas, Inc.
3.70%, 06/01/2024 (B)	61,000	63,330
Georgia Power Co.
3.00%, 04/15/2016	117,000	121,822
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	42,286
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,900
5.30%, 06/01/2042	25,000	29,404
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	18,097
PacifiCorp
3.60%, 04/01/2024 (B)	130,000	134,803
5.75%, 04/01/2037	25,000	30,936

	Principal	Value
Electric Utilities (continued)
Progress Energy, Inc.
4.88%, 12/01/2019	$ 6,000	$ 6,740
Energy Equipment & Services - 0.4%
Nabors Industries, Inc. 4.63%, 09/15/2021	45,000	48,743
Schlumberger Investment SA 3.65%, 12/01/2023 (B)	33,000	34,318
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,183
4.63%, 03/01/2034	35,000	37,122
Transocean, Inc.
6.00%, 03/15/2018	245,000	276,735
6.80%, 03/15/2038	32,000	36,498
Weatherford International, Ltd. 5.95%, 04/15/2042 (B)	35,000	39,693
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 5.30%, 12/05/2043	14,000	15,827
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	39,274
4.30%, 04/22/2044 (B)	40,000	40,400
Food Products - 0.1%
Mondelez International, Inc. 2.25%, 02/01/2019	60,000	60,411
Health Care Equipment & Supplies - 0.0% (D)
Boston Scientific Corp. 2.65%, 10/01/2018	56,000	57,245
Health Care Providers & Services - 0.3%
Aetna, Inc. 4.75%, 03/15/2044 (B)	14,000	14,718
Coventry Health Care, Inc. 5.45%, 06/15/2021	66,000	76,858
Tenet Healthcare Corp. 6.25%, 11/01/2018	55,000	61,050
UnitedHealth Group, Inc. 3.38%, 11/15/2021	19,000	19,508
WellPoint, Inc.
1.88%, 01/15/2018 (B)	76,000	76,533
2.30%, 07/15/2018	104,000	105,953
3.30%, 01/15/2023	25,000	24,970
3.70%, 08/15/2021	8,000	8,342
Hotels, Restaurants & Leisure - 0.0% (D)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018 - 144A	2,000	2,065
4.88%, 11/01/2020 - 144A (B)	5,000	5,150
Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 6.88%, 02/15/2021	100,000	107,912
Industrial Conglomerates - 0.0% (D)
General Electric Co. 4.50%, 03/11/2044	36,000	37,510
Insurance - 1.9%
American International Group, Inc.
3.38%, 08/15/2020	94,000	97,679
3.80%, 03/22/2017 (B)	125,000	133,576
4.13%, 02/15/2024 (B)	51,000	53,684
8.18%, 05/15/2068 (A)	41,000	56,478
8.25%, 08/15/2018	385,000	478,327

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Insurance (continued)
American International Group, Inc., Series MTN 5.45%, 05/18/2017	$ 53,000	$ 59,128
Genworth Holdings, Inc. 7.63%, 09/24/2021	45,000	56,379
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	375,000	433,585
Lincoln National Corp. 8.75%, 07/01/2019	195,000	252,828
Metropolitan Life Global Funding I 1.30%, 04/10/2017 - 144A	195,000	195,449
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	220,000	338,432
Principal Financial Group, Inc. 8.88%, 05/15/2019	105,000	135,562
Prudential Financial, Inc., Series MTN 5.38%, 06/21/2020	141,000	161,668
Swiss Re Capital I LP 6.85%, 05/25/2016 - 144A (A) (E)	70,000	74,900
IT Services - 0.1%
International Business Machines Corp. 3.63%, 02/12/2024	100,000	102,605
MasterCard, Inc.
2.00%, 04/01/2019	53,000	53,216
3.38%, 04/01/2024	33,000	33,490
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	134,353
5.30%, 02/01/2044 (B)	6,000	6,660
Media - 0.6%
CBS Corp.
4.63%, 05/15/2018	23,000	25,183
5.75%, 04/15/2020	20,000	23,177
8.88%, 05/15/2019 (B)	35,000	45,374
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	100,000	107,750
Comcast Corp. 5.88%, 02/15/2018	116,000	133,725
COX Communications, Inc. 8.38%, 03/01/2039 - 144A	56,000	78,459
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	67,000	73,153
5.00%, 03/01/2021	34,000	37,955
NBCUniversal Media LLC
4.38%, 04/01/2021	114,000	125,801
4.45%, 01/15/2043 (B)	47,000	47,153
5.15%, 04/30/2020	99,000	113,607
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd. 3.85%, 09/30/2023 (B)	44,000	46,141
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/2023	45,000	44,863
Novelis, Inc. 8.75%, 12/15/2020	110,000	122,100
Rio Tinto Finance USA PLC 2.88%, 08/21/2022 (B)	33,000	32,223
Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,861
4.88%, 03/01/2044	43,000	45,262

	Principal	Value
Multi-Utilities (continued)
Dominion Resources, Inc. 1.95%, 08/15/2016	$ 200,000	$ 204,486
PG&E Corp. 2.40%, 03/01/2019	26,000	26,234
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.
4.25%, 01/15/2044	15,000	14,752
4.75%, 04/15/2043 (B)	22,000	23,056
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	95,816
2.75%, 05/10/2023	83,000	79,728
3.25%, 05/06/2022	45,000	45,556
3.81%, 02/10/2024	60,000	61,989
Continental Resources, Inc. 3.80%, 06/01/2024 - 144A (B)	205,000	207,215
Energy Transfer Partners, LP 5.95%, 10/01/2043	35,000	39,633
EOG Resources, Inc. 2.45%, 04/01/2020	88,000	88,681
Exxon Mobil Corp. 1.82%, 03/15/2019	150,000	151,058
Husky Energy, Inc. 4.00%, 04/15/2024	45,000	46,749
Kerr-McGee Corp. 6.95%, 07/01/2024	50,000	64,218
Kinder Morgan Energy Partners, LP 4.15%, 02/01/2024 (B)	142,000	144,022
Laredo Petroleum, Inc. 7.38%, 05/01/2022	60,000	67,050
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019	80,000	83,800
MEG Energy Corp. 6.50%, 03/15/2021 - 144A	110,000	116,600
Murphy Oil Corp. 2.50%, 12/01/2017	86,000	88,021
Nexen Energy ULC 5.88%, 03/10/2035	10,000	11,272
Noble Energy, Inc.
5.25%, 11/15/2043	28,000	30,868
6.00%, 03/01/2041	47,000	56,556
8.25%, 03/01/2019	47,000	59,251
Peabody Energy Corp. 6.25%, 11/15/2021 (B)	45,000	44,831
Petrobras Global Finance BV 6.25%, 03/17/2024	130,000	138,372
Petrobras International Finance Co. 3.88%, 01/27/2016 (B)	160,000	164,968
Petroleos Mexicanos 3.50%, 01/30/2023	40,000	39,060
Range Resources Corp. 5.75%, 06/01/2021	10,000	10,800
SemGroup, LP (Escrow Shares) 8.75%, 11/15/2049 (A) (C) (G)	25,000	500
Shell International Finance BV
2.00%, 11/15/2018	86,000	87,192
4.55%, 08/12/2043	48,000	50,558
Statoil ASA 2.90%, 11/08/2020	90,000	92,529

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA 3.70%, 01/15/2024	$ 41,000	$ 42,447
Western Gas Partners, LP 5.38%, 06/01/2021	76,000	86,063
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,505
7.88%, 09/01/2021	33,000	40,971
Williams Partners, LP 5.40%, 03/04/2044	35,000	37,549
Paper & Forest Products - 0.1%
International Paper Co. 4.75%, 02/15/2022 (B)	153,000	168,708
Pharmaceuticals - 0.2%
AbbVie, Inc. 4.40%, 11/06/2042	28,000	27,182
Actavis, Inc.
3.25%, 10/01/2022 (B)	60,000	58,949
4.63%, 10/01/2042 (B)	58,000	57,055
Bristol-Myers Squibb Co. 4.50%, 03/01/2044	67,000	68,595
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	25,000	25,655
Real Estate Investment Trusts - 0.4%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC
2.00%, 02/06/2017 - 144A	270,000	270,650
3.00%, 02/06/2019 - 144A	60,000	60,227
Realty Income Corp. 3.88%, 07/15/2024	230,000	232,412
Ventas Realty, LP / Ventas Capital Corp. 2.70%, 04/01/2020	20,000	19,905
Road & Rail - 0.0% (D)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (B)	18,000	17,707
3.75%, 04/01/2024	12,000	12,384
Specialty Retail - 0.0% (D)
QVC, Inc. 7.50%, 10/01/2019 - 144A	45,000	47,298
Tobacco - 0.1%
Altria Group, Inc. 4.00%, 01/31/2024 (B)	33,000	33,909
Philip Morris International, Inc.
1.88%, 01/15/2019	71,000	70,832
4.88%, 11/15/2043	25,000	26,925
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 3.13%, 07/16/2022 (B)	200,000	196,800
MetroPCS Wireless, Inc. 7.88%, 09/01/2018 (B)	4,000	4,201
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	95,000	115,187
Sprint Corp. 7.88%, 09/15/2023 - 144A	45,000	50,062
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,263
6.63%, 04/28/2021	15,000	16,238
6.73%, 04/28/2022	15,000	16,181
6.84%, 04/28/2023 (B)	5,000	5,444

Total Corporate Debt Securities (cost $18,244,284)		17,821,477

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bill
0.01%, 09/11/2014 (I)	$ 4,145,400	$ 4,145,235
0.03%, 08/07/2014 - 08/21/2014 (I)	2,929,600	2,929,516
0.08%, 05/28/2015 (I) (J)	70,000	69,948

Total Short-Term U.S. Government Obligations (cost $7,144,699)		7,144,699

	Shares	Value
PREFERRED STOCKS - 0.3%
Capital Markets - 0.0% (D)
State Street Corp. - Series D, 5.90% (A)	1,536	40,243
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A)	3,392	93,958
Electric Utilities - 0.0% (D)
SCE Trust III, 5.75% (A)	320	8,448
Short-Term U.S. Government Obligations - 0.2%
Fannie Mae - Series O, 0.00% (A) (K)	600	11,100
Fannie Mae - Series S, 8.25% (A) (K)	10,800	111,780
Freddie Mac - Series Z, 8.38% (A) (B) (K)	14,925	162,832

Total Preferred Stocks (cost $814,042)		428,361

COMMON STOCKS - 58.7%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	9,329	867,131
L-3 Communications Holdings, Inc.	2,290	276,517
United Technologies Corp.	9,638	1,112,707
Airlines - 0.3%
Delta Air Lines, Inc.	4,760	184,307
United Continental Holdings, Inc. (K)	6,360	261,205
Auto Components - 0.2%
TRW Automotive Holdings Corp. (K)	2,920	261,398
Automobiles - 0.4%
General Motors Co.	14,554	528,310
Beverages - 1.5%
Coca-Cola Co.	20,430	865,415
Constellation Brands, Inc. - Class A (K)	3,619	318,942
Dr. Pepper Snapple Group, Inc.	4,859	284,640
Molson Coors Brewing Co. - Class B	1,460	108,274
PepsiCo, Inc.	4,486	400,779
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (K)	1,316	205,625
Biogen IDEC, Inc. (K)	2,626	828,004
Celgene Corp. (K)	10,370	890,576
Gilead Sciences, Inc. (K)	2,690	223,028
Vertex Pharmaceuticals, Inc. (K)	2,118	200,532
Building Products - 0.2%
Masco Corp.	12,757	283,205
Capital Markets - 1.4%
Charles Schwab Corp.	13,900	374,327
Goldman Sachs Group, Inc.	1,359	227,551
Invesco, Ltd.	11,583	437,258
Morgan Stanley	18,156	586,983
State Street Corp.	4,518	303,881
Chemicals - 0.8%
Axiall Corp. (B)	2,600	122,902
Dow Chemical Co.	6,091	313,443
Monsanto Co.	3,660	456,548
Mosaic Co.	3,460	171,097

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Commercial Banks - 2.0%
BB&T Corp.	2,440	$ 96,209
Cullen/Frost Bankers, Inc. (B)	510	40,504
PNC Financial Services Group, Inc.	4,548	404,999
SunTrust Banks, Inc.	2,000	80,120
SVB Financial Group (K)	720	83,966
U.S. Bancorp - Class A	890	38,555
Wells Fargo & Co.	36,808	1,934,629
Commercial Services & Supplies - 0.1%
Tyco International, Ltd.	1,768	80,621
Communications Equipment - 1.4%
Cisco Systems, Inc.	39,388	978,792
QUALCOMM, Inc.	10,727	849,578
Computers & Peripherals - 2.2%
Apple, Inc.	27,618	2,566,541
EMC Corp.	6,269	165,125
Hewlett-Packard Co.	6,723	226,431
Construction & Engineering - 0.6%
Fluor Corp.	9,480	729,012
Quanta Services, Inc. (K)	910	31,468
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	940	124,127
Consumer Finance - 0.3%
American Express Co.	860	81,588
Capital One Financial Corp.	3,289	271,672
Navient Corp.	1,140	20,189
Containers & Packaging - 0.2%
Ball Corp.	620	38,862
Crown Holdings, Inc. (K)	3,331	165,750
Sealed Air Corp. - Class A	880	30,070
Diversified Financial Services - 2.4%
Bank of America Corp.	74,539	1,145,664
Berkshire Hathaway, Inc. - Class B (K)	6,271	793,658
Citigroup, Inc.	20,391	960,416
CME Group, Inc. - Class A	1,390	98,621
Intercontinental Exchange, Inc.	1,527	288,450
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (B)	2,776	98,159
Verizon Communications, Inc.	24,461	1,196,877
Electric Utilities - 1.3%
American Electric Power Co., Inc.	5,570	310,639
Edison International	4,307	250,280
Entergy Corp. - Class B	3,900	320,151
Exelon Corp. (B)	9,610	350,573
NextEra Energy, Inc.	5,403	553,699
Electrical Equipment - 0.9%
Eaton Corp. PLC	7,841	605,169
Emerson Electric Co.	8,792	583,437
Electronic Equipment & Instruments - 0.2%
Corning, Inc.	5,759	126,410
TE Connectivity, Ltd.	2,315	143,160
Energy Equipment & Services - 1.6%
Ensco PLC - Class A (B)	6,650	369,540
FMC Technologies, Inc. (K)	1,080	65,956
Halliburton Co.	5,578	396,094
Noble Corp. PLC	3,263	109,506
Schlumberger, Ltd.	10,434	1,230,690
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	3,240	373,119
CVS Caremark Corp.	10,847	817,538

	Shares	Value
Food & Staples Retailing (continued)
Kroger Co.	2,250	$ 111,218
Wal-Mart Stores, Inc.	2,346	176,114
Food Products - 1.2%
Archer-Daniels-Midland Co.	10,675	470,874
General Mills, Inc. (B)	6,298	330,897
Kellogg Co.	1,730	113,661
Mondelez International, Inc. - Class A	18,599	699,509
Gas Utilities - 0.2%
EQT Corp. (B)	1,630	174,247
Questar Corp.	5,016	124,397
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	13,606	556,486
Baxter International, Inc.	2,441	176,484
Boston Scientific Corp. (B) (K)	30,560	390,251
Covidien PLC	2,340	211,021
Stryker Corp.	5,880	495,802
Health Care Providers & Services - 1.1%
Aetna, Inc.	3,610	292,699
Humana, Inc. - Class A (B)	4,150	530,038
McKesson Corp.	1,460	271,866
UnitedHealth Group, Inc.	5,133	419,623
Health Care Technology - 0.1%
athenahealth, Inc. (B) (K)	220	27,529
Cerner Corp. (B) (K)	2,240	115,539
Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	515	51,881
Royal Caribbean Cruises, Ltd. - Class A	5,370	298,572
Starbucks Corp.	5,293	409,573
Yum! Brands, Inc.	3,096	251,395
Household Durables - 0.4%
Harman International Industries, Inc.	1,740	186,928
NVR, Inc. (B) (K)	40	46,024
PulteGroup, Inc.	10,042	202,447
Whirlpool Corp.	260	36,197
Household Products - 1.0%
Kimberly-Clark Corp.	1,920	213,543
Procter & Gamble Co.	15,019	1,180,343
Industrial Conglomerates - 0.5%
General Electric Co.	23,429	615,714
Insurance - 1.7%
ACE, Ltd.	8,136	843,703
Axis Capital Holdings, Ltd.	2,500	110,700
Marsh & McLennan Cos., Inc. (B)	6,360	329,575
MetLife, Inc.	13,381	743,448
Prudential Financial, Inc.	2,052	182,156
XL Group PLC - Class A	3,480	113,901
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (K)	1,942	630,723
Priceline Group, Inc. (K)	257	309,171
Internet Software & Services - 1.9%
eBay, Inc. (K)	6,755	338,155
Facebook, Inc. - Class A (K)	5,090	342,506
Google, Inc. - Class A (K)	1,629	952,428
Google, Inc. - Class C (K)	1,629	937,131
IT Services - 1.7%
Accenture PLC - Class A	7,070	571,539
Alliance Data Systems Corp. (B) (K)	475	133,594
Cognizant Technology Solutions Corp. - Class A (K)	7,958	389,226
International Business Machines Corp.	1,861	337,343

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
IT Services (continued)
Visa, Inc. - Class A (B)	4,117	$ 867,493
Xerox Corp.	2,680	33,339
Machinery - 0.7%
Caterpillar, Inc. (B)	226	24,560
Deere & Co. (B)	2,036	184,360
PACCAR, Inc. (B)	10,239	643,316
Snap-on, Inc.	270	32,000
SPX Corp.	925	100,094
Media - 2.6%
CBS Corp. - Class B	1,010	62,761
Comcast Corp. - Class A	20,351	1,092,442
DIRECTV (K)	440	37,404
DISH Network Corp. - Class A (K)	2,555	166,280
Time Warner Cable, Inc.	2,440	359,412
Time Warner, Inc.	14,085	989,471
Time, Inc. (K)	1,760	42,627
Twenty-First Century Fox, Inc. - Class A	8,080	284,012
Walt Disney Co. - Class A	5,582	478,601
Metals & Mining - 0.6%
Alcoa, Inc.	26,625	396,446
Freeport-McMoRan Copper & Gold, Inc.	4,620	168,630
U.S. Steel Corp. (B)	8,030	209,101
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. (B)	6,190	158,093
CMS Energy Corp.	7,427	231,351
Dominion Resources, Inc.	3,860	276,067
NiSource, Inc. - Class B (B)	6,628	260,746
Public Service Enterprise Group, Inc. (B)	370	15,092
Sempra Energy	1,068	111,830
Multiline Retail - 0.2%
Dollar General Corp. (K)	1,290	73,994
Dollar Tree, Inc. (K)	880	47,925
Macy’s, Inc.	3,584	207,944
Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp. - Class A	3,106	340,014
Cheniere Energy, Inc. (K)	1,990	142,683
Chevron Corp. (B)	10,329	1,348,451
EOG Resources, Inc.	3,662	427,942
Exxon Mobil Corp.	17,143	1,725,957
Hess Corp.	2,770	273,925
Marathon Oil Corp.	13,140	524,549
Marathon Petroleum Corp.	2,133	166,523
Occidental Petroleum Corp.	4,671	479,385
Phillips 66	423	34,022
Pioneer Natural Resources Co.	220	50,558
QEP Resources, Inc.	2,610	90,045
Valero Energy Corp.	3,710	185,871
Paper & Forest Products - 0.1%
International Paper Co.	1,958	98,820
Personal Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,630	121,044
Pharmaceuticals - 3.4%
Actavis PLC (B) (K)	520	115,986
Allergan, Inc.	1,350	228,447
Bristol-Myers Squibb Co.	17,736	860,373
Johnson & Johnson	20,161	2,109,244
Merck & Co., Inc.	16,190	936,592
Perrigo Co. PLC (B)	1,410	205,522
Pfizer, Inc.	5,521	163,863

	Shares	Value
Real Estate Investment Trusts - 1.2%
American Tower Corp. - Class A	494	$ 44,450
AvalonBay Communities, Inc. (B)	1,710	243,145
Boston Properties, Inc.	620	73,272
DiamondRock Hospitality Co.	12,370	158,583
Extra Space Storage, Inc.	730	38,873
General Growth Properties, Inc.	1,930	45,471
Highwoods Properties, Inc. (B)	2,431	101,980
Host Hotels & Resorts, Inc. (B)	1,294	28,481
Kilroy Realty Corp. (B)	1,000	62,280
Liberty Property Trust - Series C	3,370	127,824
Mid-America Apartment Communities, Inc.	1,700	124,185
ProLogis, Inc. - Class A	3,633	149,280
Public Storage	280	47,978
Simon Property Group, Inc.	1,947	323,747
Ventas, Inc.	1,737	111,342
Road & Rail - 1.4%
CSX Corp.	23,119	712,296
Norfolk Southern Corp.	352	36,267
Union Pacific Corp.	11,346	1,131,763
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc. - Class A (B)	8,948	201,777
Avago Technologies, Ltd. - Class A	4,340	312,784
Broadcom Corp. - Class A	2,150	79,808
Freescale Semiconductor, Ltd. (B) (K)	5,420	127,370
KLA-Tencor Corp.	5,597	406,566
LAM Research Corp.	6,217	420,145
ON Semiconductor Corp. (K)	8,900	81,346
Xilinx, Inc.	5,421	256,468
Software - 2.3%
Adobe Systems, Inc. (K)	6,553	474,175
CA, Inc.	1,480	42,535
Citrix Systems, Inc. (K)	4,358	272,593
Microsoft Corp.	43,041	1,794,810
Oracle Corp.	11,180	453,125
VMware, Inc. - Class A (B) (K)	1,111	107,556
Specialty Retail - 1.9%
AutoZone, Inc. (K)	728	390,383
Gap, Inc. - Class A (B)	600	24,942
Home Depot, Inc.	11,266	912,095
Lowe’s Cos., Inc.	13,324	639,419
Ross Stores, Inc.	2,010	132,921
TJX Cos., Inc.	8,100	430,515
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. (B) (K)	907	36,715
V.F. Corp.	8,288	522,144
Tobacco - 0.8%
Philip Morris International, Inc.	11,997	1,011,467
Trading Companies & Distributors - 0.2%
WW Grainger, Inc. (B)	1,251	318,092

Total Common Stocks (cost $61,578,850)		78,963,545

SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (I)	10,641,792	10,641,792

Total Securities Lending Collateral (cost $10,641,792)		10,641,792

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.7%

State Street Bank & Trust Co. 0.01% (I), dated 06/30/2014, to be repurchased at $915,607 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $938,561.

$ 915,607	$ 915,607

Total Repurchase Agreement (cost $915,607)	915,607

Total Investment Securities (cost $135,272,671) (L)	151,789,038
Other Assets and Liabilities - Net - (12.9)%	(17,351,851)

Net Assets - 100.0%	$ 134,437,187

FUTURES CONTRACTS: (M)
Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	Long	5	09/19/2014	$4,445

VALUATION SUMMARY: (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
U.S. Government Obligations	$—	$10,395,582	$—	$10,395,582
U.S. Government Agency Obligations	—	9,060,355	—	9,060,355
Foreign Government Obligations	—	995,378	—	995,378
Mortgage-Backed Securities	—	7,217,739	53,320	7,271,059
Asset-Backed Securities	—	7,201,905	—	7,201,905
Municipal Government Obligations	—	401,146	—	401,146
Preferred Corporate Debt Securities	—	548,132	—	548,132
Corporate Debt Securities
Air Freight & Logistics	—	127,077	—	127,077
Airlines	—	24,063	—	24,063
Automobiles	—	54,525	0	54,525
Beverages	—	111,984	—	111,984
Biotechnology	—	68,353	—	68,353
Capital Markets	—	1,270,655	—	1,270,655
Chemicals	—	177,920	—	177,920
Commercial Banks	—	4,020,312	—	4,020,312
Commercial Services & Supplies	—	176,296	—	176,296
Communications Equipment	—	50,388	—	50,388
Computers & Peripherals	—	67,941	—	67,941
Construction Materials	—	211,576	—	211,576
Diversified Financial Services	—	491,876	0	491,876
Diversified Telecommunication Services	—	752,695	—	752,695
Electric Utilities	—	705,287	—	705,287
Energy Equipment & Services	—	511,292	—	511,292
Food & Staples Retailing	—	95,501	—	95,501
Food Products	—	60,411	—	60,411
Health Care Equipment & Supplies	—	57,245	—	57,245
Health Care Providers & Services	—	387,932	—	387,932
Hotels, Restaurants & Leisure	—	7,215	—	7,215
Household Products	—	107,912	—	107,912
Industrial Conglomerates	—	37,510	—	37,510
Insurance	—	2,527,675	—	2,527,675

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY (continued): (N)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
IT Services	$—	$189,311	$—	$189,311
Life Sciences Tools & Services	—	141,013	—	141,013
Media	—	811,337	—	811,337
Metals & Mining	—	245,327	—	245,327
Multi-Utilities	—	298,843	—	298,843
Oil, Gas & Consumable Fuels	—	2,423,736	500	2,424,236
Paper & Forest Products	—	168,708	—	168,708
Pharmaceuticals	—	237,436	—	237,436
Real Estate Investment Trusts	—	583,194	—	583,194
Road & Rail	—	30,091	—	30,091
Specialty Retail	—	47,298	—	47,298
Tobacco	—	131,666	—	131,666
Wireless Telecommunication Services	—	409,376	—	409,376
Short-Term U.S. Government Obligations	—	7,144,699	—	7,144,699
Preferred Stocks	428,361	—	—	428,361
Common Stocks	78,963,545	—	—	78,963,545
Securities Lending Collateral	10,641,792	—	—	10,641,792
Repurchase Agreement	—	915,607	—	915,607
Total Investment Securities	$90,033,698	$61,701,520	$53,820	$151,789,038

Derivative Financial Instruments
Futures Contracts (O)	$4,445	$—	$—	$4,445
Total Derivative Financial Instruments	$4,445	$—	$—	$4,445

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2013	Purchases	Sales (P)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Q)	Transfers into Level 3 (R)	Transfers out of Level 3	Ending Balance at June 30, 2014 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 (Q)
Fixed Income	$—	$—	$(13,915)	$—	$162	$(23)	$67,096	$—	$53,320	$(23)
Corporate Debt Securities	0	—	—	—	—	—	500	—	500	—
Total	$0	$—	$(13,915)	$—	$162	$(23)	$67,596	$—	$53,820	$(23)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of June 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $10,407,966. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $341,768, or 0.25% of the portfolio’s net assets.
(D)	Percentage rounds to less than 0.1%.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	In default.
(G)	Illiquid. Total aggregate fair value of illiquid securities is $532, or less than 0.01% of the portfolio’s net assets.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Rate shown reflects the yield at June 30, 2014.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,948.
(K)	Non-income producing security.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Aggregate cost for federal income tax purposes is $135,272,671. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,504,065 and $1,987,698, respectively. Net unrealized appreciation for tax purposes is $16,516,367.
(M)	Cash in the amount of $60,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.
(N)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(O)	Derivative financial instruments valued at unrealized appreciation (depreciation) on the instrument.
(P)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Q)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2014 may be due to an investment no longer held or categorized as Level 3 at period end.
(R)	Transferred into Level 3 because of unavailability of observable inputs.
(S)	Level 3 securities were not considered significant to the portfolio.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities aggregated $13,683,822, or 10.18% of the portfolio’s net assets.
IO	Interest only portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	Medium Term Note
Re-REMIC	Re-Securitized Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

ZAR	South African Rand

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Aerospace & Defense - 5.4%
Alliant Techsystems, Inc.	67,420	$ 9,028,886
Exelis, Inc.	273,450	4,643,181
Huntington Ingalls Industries, Inc.	91,480	8,653,093
L-3 Communications Holdings, Inc.	67,290	8,125,268
Lockheed Martin Corp.	33,900	5,448,747
Northrop Grumman Corp.	115,000	13,757,450
Air Freight & Logistics - 0.6%
FedEx Corp.	36,210	5,481,470
Airlines - 1.5%
Alaska Air Group, Inc.	20,440	1,942,822
Delta Air Lines, Inc.	125,120	4,844,646
Southwest Airlines Co.	258,600	6,945,996
Auto Components - 2.8%
Delphi Automotive PLC - Class A	39,800	2,735,852
Goodyear Tire & Rubber Co.	71,000	1,972,380
Lear Corp.	108,200	9,664,424
Magna International, Inc. - Class A	107,400	11,572,350
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	169,100	8,079,598
Dr. Pepper Snapple Group, Inc.	37,300	2,185,034
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (A)	16,400	2,562,500
Biogen IDEC, Inc. (A)	35,100	11,067,381
Celgene Corp. (A)	47,600	4,087,888
Gilead Sciences, Inc. (A)	22,400	1,857,184
United Therapeutics Corp. (A) (B)	103,900	9,194,111
Capital Markets - 1.0%
Waddell & Reed Financial, Inc. - Class A	140,850	8,815,801
Chemicals - 2.2%
CF Industries Holdings, Inc. - Class B	43,100	10,366,843
LyondellBasell Industries NV - Class A	98,800	9,647,820
Commercial Banks - 5.2%
Fifth Third Bancorp	597,400	12,754,490
KeyCorp	923,700	13,236,621
PNC Financial Services Group, Inc.	88,860	7,912,983
Wells Fargo & Co.	251,600	13,224,096
Computers & Peripherals - 3.0%
Apple, Inc.	120,200	11,170,186
SanDisk Corp.	29,000	3,028,470
Western Digital Corp.	146,700	13,540,410
Consumer Finance - 3.4%
Capital One Financial Corp.	201,100	16,610,860
Discover Financial Services	235,700	14,608,686
Diversified Financial Services - 2.3%
CBOE Holdings, Inc.	112,600	5,541,046
JPMorgan Chase & Co.	72,900	4,200,498
McGraw-Hill Financial, Inc.	131,600	10,926,748
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	496,500	17,556,240
CenturyLink, Inc.	149,200	5,401,040
Verizon Communications, Inc.	36,700	1,795,731
Electric Utilities - 4.1%
American Electric Power Co., Inc.	185,800	10,362,066
Edison International	217,900	12,662,169
Entergy Corp. - Class B	145,200	11,919,468
Exelon Corp.	79,700	2,907,456
Electronic Equipment & Instruments - 2.7%
Arrow Electronics, Inc. (A)	78,950	4,769,370

	Shares	Value
Electronic Equipment & Instruments (continued)
Avnet, Inc.	141,400	$ 6,265,434
Flextronics International, Ltd. (A)	593,300	6,567,831
Ingram Micro, Inc. - Class A (A)	240,010	7,010,692
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	191,500	14,257,175
Halliburton Co.	155,100	11,013,651
Food & Staples Retailing - 1.6%
Kroger Co.	255,300	12,619,479
Rite Aid Corp. (A)	209,990	1,505,628
Food Products - 1.2%
Tyson Foods, Inc. - Class A	298,070	11,189,548
Health Care Providers & Services - 9.8%
AmerisourceBergen Corp. - Class A	146,100	10,615,626
Cardinal Health, Inc.	190,400	13,053,824
CIGNA Corp.	117,100	10,769,687
Express Scripts Holding Co. (A)	154,100	10,683,753
HCA Holdings, Inc. (A)	39,400	2,221,372
Humana, Inc. - Class A	77,400	9,885,528
McKesson Corp.	63,800	11,880,198
Omnicare, Inc.	172,200	11,463,354
WellPoint, Inc.	87,500	9,415,875
Household Durables - 0.7%
Whirlpool Corp.	42,500	5,916,850
Independent Power Producers & Energy Traders - 1.1%
AES Corp.	664,400	10,331,420
Insurance - 14.0%
Allied World Assurance Co. Holdings AG	83,940	3,191,399
Allstate Corp.	233,300	13,699,376
American Financial Group, Inc.	79,100	4,711,196
American International Group, Inc.	358,300	19,556,014
Assurant, Inc.	110,200	7,223,610
Axis Capital Holdings, Ltd.	139,050	6,157,134
Chubb Corp. - Class A	92,900	8,562,593
Everest RE Group, Ltd.	60,940	9,780,260
Genworth Financial, Inc. - Class A (A)	675,000	11,745,000
Lincoln National Corp.	86,400	4,444,416
PartnerRe, Ltd.	67,100	7,327,991
Reinsurance Group of America, Inc. - Class A	71,870	5,670,543
RenaissanceRe Holdings, Ltd. (B)	70,810	7,576,670
Travelers Cos., Inc.	150,000	14,110,500
Unum Group	120,800	4,199,008
IT Services - 0.6%
Amdocs, Ltd.	124,350	5,761,136
Machinery - 1.8%
Caterpillar, Inc.	43,810	4,760,833
Oshkosh Corp.	69,400	3,853,782
Trinity Industries, Inc. (B)	178,600	7,808,392
Media - 1.2%
DIRECTV (A)	125,900	10,702,759
Metals & Mining - 0.5%
U.S. Steel Corp. (B)	188,600	4,911,144
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	179,900	7,338,121
Multiline Retail - 1.0%
Macy’s, Inc.	159,740	9,268,115
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	126,000	16,449,300
ConocoPhillips	70,500	6,043,965
Exxon Mobil Corp.	326,500	32,872,020

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.	261,700	$ 10,447,064
Marathon Petroleum Corp.	128,500	10,031,995
SM Energy Co.	142,900	12,017,890
Tesoro Corp.	67,100	3,936,757
Valero Energy Corp.	254,300	12,740,430
Paper & Forest Products - 0.7%
Domtar Corp.	138,800	5,947,580
Personal Products - 0.5%
Herbalife, Ltd. (B)	68,300	4,408,082
Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	3,030,561
Real Estate Management & Development - 0.6%
CBRE Group, Inc. - Class A (A)	169,350	5,425,974
Road & Rail - 0.5%
Avis Budget Group, Inc. (A) (B)	82,400	4,918,456
Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	463,200	14,312,880
Marvell Technology Group, Ltd.	432,900	6,203,457
Specialty Retail - 0.4%
Foot Locker, Inc.	75,100	3,809,072
Tobacco - 2.0%
Lorillard, Inc.	198,200	12,084,254
Philip Morris International, Inc.	70,700	5,960,717
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (A) (B)	26,200	2,743,926

Total Common Stocks (cost $717,034,945)		889,220,656

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	40,463,064	$ 40,463,064

Total Securities Lending Collateral (cost $40,463,064)		40,463,064

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $23,053,023 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $23,515,140.	$ 23,053,017	23,053,017

Total Repurchase Agreement (cost $23,053,017)		23,053,017

Total Investment Securities (cost $780,551,026) (D)		952,736,737
Other Assets and Liabilities - Net - (4.0)%		(36,724,965)

Net Assets - 100.0%		$ 916,011,772

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$889,220,656	$—	$—	$889,220,656
Securities Lending Collateral	40,463,064	—	—	40,463,064
Repurchase Agreement	—	23,053,017	—	23,053,017
Total Investment Securities	$929,683,720	$23,053,017	$—	$952,736,737

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $39,555,502. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $780,551,026. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,460,115 and $5,274,404, respectively. Net unrealized appreciation for tax purposes is $172,185,711.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.6%
L-3 Communications Holdings, Inc.	29,800	$ 3,598,350
Lockheed Martin Corp.	27,000	4,339,710
Northrop Grumman Corp.	32,600	3,899,938
Air Freight & Logistics - 1.0%
FedEx Corp.	21,660	3,278,891
Airlines - 3.1%
Delta Air Lines, Inc.	100,800	3,902,976
Southwest Airlines Co.	152,600	4,098,836
United Continental Holdings, Inc. (A)	50,700	2,082,249
Auto Components - 3.8%
Delphi Automotive PLC - Class A	58,100	3,993,794
Goodyear Tire & Rubber Co.	132,300	3,675,294
Magna International, Inc. - Class A	34,200	3,685,050
TRW Automotive Holdings Corp. (A)	12,700	1,136,904
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	79,100	3,779,398
Dr. Pepper Snapple Group, Inc.	66,000	3,866,280
Monster Beverage Corp. (A)	47,800	3,395,234
Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (A)	20,800	3,250,000
Amgen, Inc.	5,500	651,035
Biogen IDEC, Inc. (A)	14,700	4,635,057
Celgene Corp. (A)	58,200	4,998,216
Gilead Sciences, Inc. (A)	59,000	4,891,690
Capital Markets - 0.3%
E*TRADE Financial Corp. (A)	45,200	960,952
Chemicals - 2.4%
CF Industries Holdings, Inc. - Class B	14,400	3,463,632
LyondellBasell Industries NV - Class A	44,700	4,364,955
Commercial Banks - 2.2%
Comerica, Inc. - Class A	54,700	2,743,752
Fifth Third Bancorp	39,100	834,785
KeyCorp	254,100	3,641,253
Communications Equipment - 2.5%
Harris Corp.	37,200	2,817,900
QUALCOMM, Inc.	66,900	5,298,480
Computers & Peripherals - 6.7%
Apple, Inc.	148,900	13,837,277
SanDisk Corp.	40,600	4,239,858
Western Digital Corp.	42,100	3,885,830
Construction & Engineering - 0.8%
Fluor Corp.	34,800	2,676,120
Consumer Finance - 2.8%
Capital One Financial Corp.	57,300	4,732,980
Discover Financial Services	71,200	4,412,976
Diversified Financial Services - 1.2%
McGraw-Hill Financial, Inc.	48,800	4,051,864
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	103,300	3,652,688
CenturyLink, Inc.	107,700	3,898,740
Verizon Communications, Inc.	55,400	2,710,722
Electric Utilities - 2.0%
American Electric Power Co., Inc.	13,200	736,164
Edison International	66,500	3,864,315
Entergy Corp. - Class B	22,000	1,805,980
Electronic Equipment & Instruments - 1.2%
TE Connectivity, Ltd.	64,200	3,970,128

	Shares	Value
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	57,100	$ 4,251,095
Halliburton Co.	69,500	4,935,195
Food & Staples Retailing - 1.3%
Kroger Co.	83,500	4,127,405
Food Products - 3.0%
Archer-Daniels-Midland Co.	93,700	4,133,107
Hershey Co.	21,100	2,054,507
Tyson Foods, Inc. - Class A	100,300	3,765,262
Health Care Providers & Services - 7.6%
AmerisourceBergen Corp. - Class A	54,700	3,974,502
Cardinal Health, Inc.	60,000	4,113,600
CIGNA Corp.	42,300	3,890,331
Express Scripts Holding Co. (A)	60,500	4,194,465
Humana, Inc. - Class A	28,700	3,665,564
McKesson Corp.	22,900	4,264,209
WellPoint, Inc.	6,500	699,465
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp.	23,300	1,764,276
Household Durables - 1.3%
Harman International Industries, Inc.	7,100	762,753
Whirlpool Corp.	24,000	3,341,280
Independent Power Producers & Energy Traders - 1.2%
AES Corp.	247,000	3,840,850
Insurance - 7.8%
Allstate Corp.	72,700	4,268,944
American International Group, Inc.	92,800	5,065,024
Assurant, Inc.	45,950	3,012,022
Chubb Corp. - Class A	31,400	2,894,138
Genworth Financial, Inc. - Class A (A)	210,500	3,662,700
Travelers Cos., Inc.	44,800	4,214,336
Unum Group	66,300	2,304,588
Internet & Catalog Retail - 0.7%
Expedia, Inc.	27,900	2,197,404
Internet Software & Services - 1.7%
Facebook, Inc. - Class A (A)	38,700	2,604,123
VeriSign, Inc. (A) (B)	64,100	3,128,721
IT Services - 1.5%
Amdocs, Ltd.	27,860	1,290,754
Computer Sciences Corp.	55,100	3,482,320
Leisure Equipment & Products - 1.0%
Polaris Industries, Inc.	25,200	3,282,048
Machinery - 0.3%
Caterpillar, Inc.	8,000	869,360
Media - 2.0%
DIRECTV (A)	48,800	4,148,488
Viacom, Inc. - Class B	26,600	2,307,018
Metals & Mining - 1.1%
U.S. Steel Corp. (B)	135,000	3,515,400
Multiline Retail - 1.1%
Macy’s, Inc.	64,600	3,748,092
Oil, Gas & Consumable Fuels - 8.2%
Chesapeake Energy Corp.	102,900	3,198,132
Chevron Corp.	6,700	874,685
ConocoPhillips	60,600	5,195,238
Exxon Mobil Corp.	6,600	664,488
Marathon Oil Corp.	102,300	4,083,816
Marathon Petroleum Corp.	42,100	3,286,747
Occidental Petroleum Corp.	6,600	677,358

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	41,500	$ 1,769,145
Tesoro Corp.	63,400	3,719,678
Valero Energy Corp.	68,600	3,436,860
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (A)	38,020	1,218,161
Road & Rail - 0.7%
Union Pacific Corp.	23,400	2,334,150
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	222,700	6,881,430
LAM Research Corp.	59,600	4,027,768
NVIDIA Corp.	106,000	1,965,240
Software - 1.0%
Check Point Software Technologies, Ltd. - Class A (A) (B)	50,300	3,371,609
Specialty Retail - 0.5%
AutoZone, Inc. (A)	1,400	750,736
Best Buy Co., Inc.	31,600	979,916
Textiles, Apparel & Luxury Goods - 0.7%
Michael Kors Holdings, Ltd. (A)	27,200	2,411,280
Tobacco - 1.5%
Lorillard, Inc.	65,500	3,993,535
Philip Morris International, Inc.	11,100	935,841
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (A) (B)	19,900	2,084,127

Total Common Stocks (cost $256,210,194)		321,393,539

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	12,267,189	$ 12,267,189

Total Securities Lending Collateral (cost $12,267,189)		12,267,189

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $7,293,307 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $7,440,210.	$ 7,293,304	7,293,304

Total Repurchase Agreement (cost $7,293,304)		7,293,304

Total Investment Securities (cost $275,770,687) (D)		340,954,032
Other Assets and Liabilities - Net - (4.1)%		(13,377,968)

Net Assets - 100.0%		$ 327,576,064

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$321,393,539	$—	$—	$321,393,539
Securities Lending Collateral	12,267,189	—	—	12,267,189
Repurchase Agreement	—	7,293,304	—	7,293,304
Total Investment Securities	$333,660,728	$7,293,304	$—	$340,954,032

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $11,978,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $275,770,687. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $67,259,494 and $2,076,149, respectively. Net unrealized appreciation for tax purposes is $65,183,345.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 4.8%
Boeing Co.	127,252	$ 16,190,272
Honeywell International, Inc.	62,919	5,848,321
Precision Castparts Corp.	31,610	7,978,364
United Technologies Corp.	113,195	13,068,363
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	33,263	1,468,894
United Parcel Service, Inc. - Class B	54,937	5,639,833
Automobiles - 0.6%
Tesla Motors, Inc. (A) (B)	22,978	5,516,099
Beverages - 0.9%
Anheuser-Busch InBev NV - ADR	60,495	6,953,295
Monster Beverage Corp. (A)	16,211	1,151,468
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (A)	45,129	7,051,406
Amgen, Inc.	53,103	6,285,802
Biogen IDEC, Inc. (A)	37,519	11,830,116
Celgene Corp. (A)	131,736	11,313,488
Gilead Sciences, Inc. (A)	163,356	13,543,846
Incyte Corp., Ltd. (A)	33,267	1,877,589
Intercept Pharmaceuticals, Inc. (A) (B)	6,285	1,487,220
Vertex Pharmaceuticals, Inc. (A)	76,506	7,243,588
Capital Markets - 0.8%
Morgan Stanley	134,804	4,358,213
Waddell & Reed Financial, Inc. - Class A	41,611	2,604,433
Chemicals - 1.4%
Monsanto Co.	74,995	9,354,876
Sherwin-Williams Co.	15,579	3,223,451
Commercial Banks - 0.3%
Itau Unibanco Holding SA - ADR	202,984	2,918,910
Commercial Services & Supplies - 0.3%
Tyco International, Ltd.	54,953	2,505,857
Communications Equipment - 2.8%
Cisco Systems, Inc.	211,917	5,266,138
F5 Networks, Inc. - Class B (A)	48,648	5,421,333
QUALCOMM, Inc.	191,086	15,134,011
Computers & Peripherals - 4.8%
Apple, Inc.	331,394	30,796,444
NetApp, Inc.	48,666	1,777,282
SanDisk Corp.	57,729	6,028,640
Western Digital Corp.	48,185	4,447,476
Consumer Finance - 0.9%
American Express Co.	83,736	7,944,034
Diversified Financial Services - 1.0%
Bank of America Corp.	292,700	4,498,799
Intercontinental Exchange, Inc.	13,755	2,598,319
JPMorgan Chase & Co.	38,317	2,207,826
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	260,284	12,735,696
Electrical Equipment - 0.4%
Rockwell Automation, Inc. - Class B	31,675	3,964,443
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	60,457	4,501,024
National Oilwell Varco, Inc.	73,610	6,061,783
Oceaneering International, Inc.	22,569	1,763,316
Schlumberger, Ltd.	97,860	11,542,587
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	94,324	10,862,352
CVS Caremark Corp.	66,455	5,008,713
Whole Foods Market, Inc.	20,222	781,176

	Shares	Value
Food Products - 2.1%
Keurig Green Mountain, Inc. (B)	26,381	$ 3,287,336
Mead Johnson Nutrition Co. - Class A	38,540	3,590,772
Mondelez International, Inc. - Class A	325,257	12,232,916
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	176,596	7,222,776
Becton Dickinson and Co.	44,785	5,298,066
CR Bard, Inc.	36,615	5,236,311
Medtronic, Inc.	93,142	5,938,734
Zimmer Holdings, Inc. - Class A	41,020	4,260,337
Health Care Providers & Services - 1.4%
Aetna, Inc.	71,294	5,780,517
Express Scripts Holding Co. (A)	62,942	4,363,769
HCA Holdings, Inc. (A)	42,176	2,377,883
Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. - Class A (A)	9,384	5,560,114
Dunkin’ Brands Group, Inc. (B)	80,106	3,669,656
Las Vegas Sands Corp.	57,631	4,392,635
Marriott International, Inc. - Class A (B)	83,748	5,368,247
Starbucks Corp.	88,279	6,831,029
Starwood Hotels & Resorts Worldwide, Inc.	49,729	4,019,098
Wyndham Worldwide Corp.	64,552	4,887,877
Wynn Resorts, Ltd.	14,737	3,058,811
Household Durables - 0.5%
PulteGroup, Inc.	228,780	4,612,205
Industrial Conglomerates - 1.1%
3M Co.	22,628	3,241,235
Danaher Corp.	85,846	6,758,655
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (A)	39,755	12,911,629
Expedia, Inc.	35,477	2,794,168
NetFlix, Inc. (A)	15,158	6,678,615
Priceline Group, Inc. (A)	13,292	15,990,276
TripAdvisor, Inc. (A)	34,288	3,725,734
Internet Software & Services - 7.1%
Facebook, Inc. - Class A (A)	228,245	15,358,606
Google, Inc. - Class A (A)	23,041	13,471,381
Google, Inc. - Class C (A)	33,034	19,003,800
IAC/InterActiveCorp	54,374	3,764,312
LinkedIn Corp. - Class A (A)	40,589	6,959,796
Pandora Media, Inc. (A) (B)	52,213	1,540,283
Twitter, Inc. (A)	70,757	2,898,914
Yahoo! Inc. (A)	43,743	1,536,692
IT Services - 4.6%
Alliance Data Systems Corp. (A) (B)	9,971	2,804,344
FleetCor Technologies, Inc. (A)	28,668	3,778,442
Mastercard, Inc. - Class A	207,523	15,246,715
Paychex, Inc.	61,092	2,538,983
Visa, Inc. - Class A	80,859	17,037,800
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A) (B)	46,163	8,241,942
Machinery - 1.3%
Dover Corp.	42,045	3,823,993
Illinois Tool Works, Inc. - Class A	41,911	3,669,727
Parker Hannifin Corp.	33,628	4,228,048
Media - 4.3%
Comcast Corp. - Class A	158,112	8,487,452
DIRECTV (A)	51,135	4,346,986
Discovery Communications, Inc. - Series A (A)	79,755	5,924,202
Omnicom Group, Inc.	35,642	2,538,423

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Media (continued)
Scripps Networks Interactive, Inc. - Class A	33,352	$ 2,706,181
Twenty-First Century Fox, Inc. - Class A	146,596	5,152,850
Walt Disney Co. - Class A	111,246	9,538,232
Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	64,436	6,483,550
Cabot Oil & Gas Corp.	106,645	3,640,860
Concho Resources, Inc. (A)	46,422	6,707,979
Devon Energy Corp. - Class A	85,609	6,797,355
EOG Resources, Inc.	58,108	6,790,501
Valero Energy Corp.	36,671	1,837,217
Pharmaceuticals - 5.5%
Allergan, Inc.	26,723	4,522,066
Bristol-Myers Squibb Co.	195,004	9,459,644
Eli Lilly & Co.	103,229	6,417,747
Johnson & Johnson	59,535	6,228,552
Merck & Co., Inc.	195,300	11,298,105
Novo Nordisk A/S - ADR	188,645	8,713,512
Perrigo Co. PLC	22,455	3,273,041
Salix Pharmaceuticals, Ltd. (A)	2,620	323,177
Real Estate Investment Trusts - 0.6%
American Tower Corp. - Class A	62,693	5,641,116
Road & Rail - 1.5%
Canadian Pacific Railway, Ltd.	36,657	6,640,049
Union Pacific Corp.	66,084	6,591,879
Semiconductors & Semiconductor Equipment - 3.4%
Altera Corp.	205,164	7,131,501
ARM Holdings PLC - ADR	57,062	2,581,485
Broadcom Corp. - Class A	28,624	1,062,523
Linear Technology Corp. (B)	53,181	2,503,230
Maxim Integrated Products, Inc. - Class A	159,683	5,398,882
Microchip Technology, Inc. (B)	78,461	3,829,681
Skyworks Solutions, Inc.	84,452	3,965,866
Xilinx, Inc.	88,524	4,188,070
Software - 9.5%
Adobe Systems, Inc. (A)	79,710	5,767,816
Check Point Software Technologies, Ltd. - Class A (A) (B)	83,386	5,589,364
FireEye, Inc. (A) (B)	43,989	1,783,754
Informatica Corp. (A)	38,559	1,374,628
Intuit, Inc.	58,211	4,687,732
Microsoft Corp.	510,880	21,303,696
Oracle Corp.	405,327	16,427,903
Red Hat, Inc. (A)	113,539	6,275,300
Salesforce.com, Inc. (A)	139,672	8,112,150

	Shares	Value
Software (continued)
Splunk, Inc. (A)	73,964	$ 4,092,428
VMware, Inc. - Class A (A) (B)	59,336	5,744,318
Workday, Inc. - Class A (A) (B)	51,695	4,645,313
Specialty Retail - 4.3%
Home Depot, Inc.	98,234	7,953,025
Inditex SA	49,605	7,634,673
Lowe’s Cos., Inc.	87,843	4,215,585
O’Reilly Automotive, Inc. (A)	49,318	7,427,291
Tiffany & Co.	44,579	4,469,045
TJX Cos., Inc.	133,633	7,102,594
Textiles, Apparel & Luxury Goods - 2.7%
Michael Kors Holdings, Ltd. (A)	59,676	5,290,277
NIKE, Inc. - Class B	117,480	9,110,574
Swatch Group AG	7,006	4,230,619
Under Armour, Inc. - Class A (A) (B)	94,695	5,633,406
Tobacco - 0.6%
Philip Morris International, Inc.	66,460	5,603,243
Trading Companies & Distributors - 0.1%
NOW, Inc. (A) (B)	17,827	645,516

Total Common Stocks (cost $670,907,895)		898,590,439

SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	53,586,336	53,586,336

Total Securities Lending Collateral (cost $53,586,336)		53,586,336

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $4,672,698 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00%, due 11/25/2040 and with a total value of $4,770,768.	$ 4,672,697	4,672,697

Total Repurchase Agreement (cost $4,672,697)		4,672,697

Total Investment Securities (cost $729,166,928) (D)		956,849,472
Other Assets and Liabilities - Net - (5.8)%		(52,756,593)

Net Assets - 100.0%		$ 904,092,879

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$886,725,147	$11,865,292	$—	$898,590,439
Securities Lending Collateral	53,586,336	—	—	53,586,336
Repurchase Agreement	—	4,672,697	—	4,672,697
Total Investment Securities	$940,311,483	$16,537,989	$—	$956,849,472

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $52,454,587. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $729,166,928. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $233,783,630 and $6,101,086, respectively. Net unrealized appreciation for tax purposes is $227,682,544.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 0.7%
Exelis, Inc.	435,300	$ 7,391,394
Airlines - 0.6%
Copa Holdings SA - Class A	43,500	6,201,795
Auto Components - 0.5%
TRW Automotive Holdings Corp. (A)	54,900	4,914,648
Beverages - 0.8%
Brown-Forman Corp. - Class B	3,350	315,469
Constellation Brands, Inc. - Class A (A)	20,500	1,806,665
Dr. Pepper Snapple Group, Inc.	98,700	5,781,846
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	81,000	3,234,330
Capital Markets - 2.5%
Ameriprise Financial, Inc.	64,900	7,788,000
Invesco, Ltd.	124,950	4,716,862
Legg Mason, Inc.	47,800	2,452,618
Northern Trust Corp.	71,600	4,597,436
T. Rowe Price Group, Inc.	62,700	5,292,507
Chemicals - 2.3%
Airgas, Inc.	61,500	6,697,965
Albemarle Corp.	84,920	6,071,780
Rayonier Advanced Materials, Inc. (A)	28,529	1,105,486
Sherwin-Williams Co.	16,800	3,476,088
Sigma-Aldrich Corp.	50,300	5,104,444
Commercial Banks - 4.3%
CIT Group, Inc.	137,200	6,278,272
City National Corp.	47,600	3,606,176
Fifth Third Bancorp	346,000	7,387,100
First Republic Bank - Class A	156,800	8,622,432
Huntington Bancshares, Inc. - Class A	212,400	2,026,296
M&T Bank Corp. (B)	54,700	6,785,535
SunTrust Banks, Inc.	140,600	5,632,436
Zions Bancorporation	74,200	2,186,674
Commercial Services & Supplies - 1.0%
ADT Corp. (B)	280,300	9,793,682
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (A)	139,721	3,231,747
EchoStar Corp. - Class A (A)	72,924	3,860,596
Computers & Peripherals - 1.1%
NetApp, Inc.	310,000	11,321,200
Construction & Engineering - 0.5%
URS Corp (B)	110,400	5,061,840
Consumer Finance - 1.1%
Ally Financial, Inc. (A)	158,900	3,799,299
Navient Corp.	380,400	6,736,884
Containers & Packaging - 3.2%
Ball Corp.	116,100	7,277,148
Bemis Co., Inc.	116,800	4,749,088
Rexam PLC - ADR (B)	219,388	10,245,420
Rock-Tenn Co. - Class A	42,800	4,519,252
Silgan Holdings, Inc.	86,300	4,385,766
Diversified Consumer Services - 1.0%
Apollo Education Group, Inc. - Class A (A)	78,200	2,443,750
H&R Block, Inc.	216,600	7,260,432
Diversified Telecommunication Services - 0.5%
Windstream Holdings, Inc.	504,400	5,023,824
Electric Utilities - 4.9%
Edison International	74,100	4,305,951
PPL Corp.	413,400	14,688,102

	Shares	Value
Electric Utilities (continued)
Westar Energy, Inc. - Class A (B)	481,100	$ 18,373,209
Xcel Energy, Inc. (B)	337,364	10,873,242
Electrical Equipment - 1.9%
AMETEK, Inc. - Class A	90,750	4,744,410
Hubbell, Inc. - Class B	34,100	4,199,415
Regal Beloit Corp.	63,800	5,012,128
The Babcock & Wilcox Co.	154,300	5,008,578
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. - Class A	74,320	7,159,989
Arrow Electronics, Inc. (A)	115,400	6,971,314
Energy Equipment & Services - 0.3%
Nabors Industries, Ltd.	85,200	2,502,324
Food & Staples Retailing - 1.8%
Kroger Co.	127,100	6,282,553
Rite Aid Corp. (A)	455,400	3,265,218
Sysco Corp.	226,600	8,486,170
Food Products - 0.4%
Hershey Co.	38,542	3,752,834
Gas Utilities - 1.3%
EQT Corp.	41,220	4,406,418
National Fuel Gas Co. (B)	42,500	3,327,750
Questar Corp.	193,381	4,795,849
Health Care Equipment & Supplies - 1.3%
CareFusion Corp. - Class A (A)	100,300	4,448,305
ResMed, Inc. (B)	157,800	7,989,414
Health Care Providers & Services - 5.7%
AmerisourceBergen Corp. - Class A	71,100	5,166,126
Brookdale Senior Living, Inc. - Class A (A)	85,900	2,863,906
Cardinal Health, Inc.	55,600	3,811,936
CIGNA Corp.	160,900	14,797,973
Community Health Systems, Inc. (A)	217,000	9,845,290
Henry Schein, Inc. (A)	24,900	2,954,883
Humana, Inc. - Class A	72,680	9,282,690
Laboratory Corp. of America Holdings (A)	72,400	7,413,760
Hotels, Restaurants & Leisure - 1.4%
International Game Technology (B)	488,200	7,767,262
Marriott International, Inc. - Class A (B)	59,566	3,818,181
Starwood Hotels & Resorts Worldwide, Inc.	23,100	1,866,942
Household Durables - 1.1%
Jarden Corp. (A)	86,400	5,127,840
Mohawk Industries, Inc. (A)	38,600	5,339,924
Household Products - 0.4%
Energizer Holdings, Inc.	34,400	4,197,832
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	72,879	6,312,779
Insurance - 10.8%
Alleghany Corp. (A)	33,174	14,534,193
Allstate Corp.	168,100	9,870,832
Assured Guaranty, Ltd.	183,200	4,488,400
Chubb Corp. - Class A	44,700	4,119,999
Fairfax Financial Holdings Ltd	16,100	7,607,295
Hartford Financial Services Group, Inc.	132,500	4,744,825
HCC Insurance Holdings, Inc.	155,900	7,629,746
Loews Corp.	440,300	19,377,603
Marsh & McLennan Cos., Inc.	175,400	9,089,228
Old Republic International Corp.	144,200	2,385,068
Progressive Corp.	382,900	9,710,344
Unum Group	118,800	4,129,488
WR Berkley Corp.	88,200	4,084,542

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Insurance (continued)
XL Group PLC - Class A	141,700	$ 4,637,841
Internet & Catalog Retail - 0.7%
Expedia, Inc.	93,450	7,360,122
Internet Software & Services - 0.4%
Equinix, Inc. (A) (B)	17,600	3,697,584
IT Services - 3.9%
Amdocs, Ltd.	159,800	7,403,534
Computer Sciences Corp.	57,900	3,659,280
DST Systems, Inc.	40,600	3,742,102
Jack Henry & Associates, Inc.	113,700	6,757,191
Sabre Corp. (A)	52,700	1,056,635
Total System Services, Inc.	242,800	7,626,348
Western Union Co. (B)	490,700	8,508,738
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. - Class A (A)	70,244	8,408,909
Machinery - 1.4%
IDEX Corp.	73,000	5,894,020
Rexnord Corp. (A)	86,750	2,442,013
Snap-on, Inc.	47,206	5,594,855
Media - 5.0%
AMC Networks, Inc. - Class A (A) (B)	122,300	7,520,227
Cablevision Systems Corp. - Class A (B)	522,500	9,222,125
CBS Corp. - Class B	25,100	1,559,714
Clear Channel Outdoor Holdings, Inc. - Class A	117,749	963,187
DISH Network Corp. - Class A (A)	79,900	5,199,892
Gannett Co., Inc.	153,700	4,812,347
Liberty Media Corp. - Class A (A)	55,400	7,572,072
Shaw Communications Inc - Class B	403,500	10,353,810
Time Inc (A)	86,400	2,092,608
Multi-Utilities - 5.3%
Alliant Energy Corp.	106,200	6,463,332
CenterPoint Energy, Inc.	180,080	4,599,243
CMS Energy Corp.	562,400	17,518,760
NiSource, Inc. - Class B	102,300	4,024,482
Sempra Energy	59,900	6,272,129
Wisconsin Energy Corp. (B)	293,100	13,752,252
Multiline Retail - 1.2%
Family Dollar Stores, Inc.	29,600	1,957,744
Kohl’s Corp. (B)	142,260	7,494,257
Nordstrom, Inc.	37,900	2,574,547
Oil, Gas & Consumable Fuels - 3.0%
Energen Corp.	61,021	5,423,546
Energy XXI Bermuda, Ltd. (B)	292,600	6,914,138
PBF Energy, Inc. - Class A	100,200	2,670,330
QEP Resources, Inc.	120,300	4,150,350
Southwestern Energy Co. (A)	98,500	4,480,765
Valero Energy Corp.	72,800	3,647,280
Williams Cos., Inc.	43,500	2,532,135
Pharmaceuticals - 0.6%
Questcor Pharmaceuticals, Inc. (B)	67,200	6,215,328
Professional Services - 0.6%
Equifax, Inc.	78,300	5,679,882
Real Estate Investment Trusts - 5.1%
American Campus Communities, Inc.	73,100	2,795,344
Annaly Capital Management, Inc.	1,412,900	16,149,447
AvalonBay Communities, Inc.	33,500	4,763,365
Brixmor Property Group, Inc.	97,100	2,228,445
General Growth Properties, Inc.	157,700	3,715,412

	Shares	Value
Real Estate Investment Trusts (continued)
Kimco Realty Corp.	212,700	$ 4,887,846
Rayonier, Inc.	85,586	3,042,582
Regency Centers Corp.	55,700	3,101,376
Vornado Realty Trust - Class A	52,037	5,553,909
Weyerhaeuser Co. (B)	118,100	3,907,929
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc. - Class A	116,340	6,290,504
Broadcom Corp. - Class A	95,100	3,530,112
KLA-Tencor Corp. (B)	120,400	8,745,856
LAM Research Corp.	57,000	3,852,060
Micron Technology, Inc. (A)	113,100	3,726,645
NVIDIA Corp. (B)	333,000	6,173,820
Teradyne, Inc. (B)	189,100	3,706,360
Xilinx, Inc.	133,300	6,306,423
Software - 1.0%
CA, Inc.	171,900	4,940,406
Synopsys, Inc. (A)	134,900	5,236,818
Specialty Retail - 4.7%
Abercrombie & Fitch Co. - Class A (B)	172,000	7,439,000
AutoZone, Inc. (A)	8,900	4,772,536
Bed Bath & Beyond, Inc. (A)	61,900	3,551,822
Best Buy Co., Inc.	261,900	8,121,519
Gap, Inc. - Class A	188,100	7,819,317
PetSmart, Inc. - Class A (B)	34,200	2,045,160
Staples, Inc. (B)	712,200	7,720,248
Tiffany & Co.	40,400	4,050,100
TJX Cos., Inc.	24,900	1,323,435
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	26,600	3,101,560
V.F. Corp.	29,700	1,871,100
Thrifts & Mortgage Finance - 1.2%
Hudson City Bancorp, Inc.	152,700	1,501,041
Ocwen Financial Corp. - Class B (A) (B)	278,900	10,347,190
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. - Class A	51,700	4,944,588
Water Utilities - 1.3%
American Water Works Co., Inc.	253,600	12,540,520

Total Common Stocks (cost $770,608,712)		948,375,691

MASTER LIMITED PARTNERSHIP - 0.2%
Real Estate Management & Development - 0.2%
Brookfield Property Partners, LP (A)	118,973	2,482,966

Total Master Limited Partnership (cost $1,913,348)		2,482,966

SECURITIES LENDING COLLATERAL - 14.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	141,065,368	141,065,368

Total Securities Lending Collateral (cost $141,065,368)		141,065,368

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.8%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $37,177,483 on 07/01/2014. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/25/2040 - 02/15/2041, and with a total value of $37,926,815.

$ 37,177,473	$ 37,177,473

Total Repurchase Agreement (cost $37,177,473)	37,177,473

Total Investment Securities (cost $950,764,901) (D)	1,129,101,498
Other Assets and Liabilities - Net - (14.1)%	(139,880,545)

Net Assets - 100.0%	$ 989,220,953

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$948,375,691	$—	$—	$948,375,691
Master Limited Partnership	2,482,966	—	—	2,482,966
Securities Lending Collateral	141,065,368	—	—	141,065,368
Repurchase Agreement	—	37,177,473	—	37,177,473
Total Investment Securities	$1,091,924,025	$37,177,473	$—	$1,129,101,498

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $137,817,972. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $950,764,901. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $182,544,230 and $4,207,633, respectively. Net unrealized appreciation for tax purposes is $178,336,597.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 4.9%
Rockwell Collins, Inc. (A)	43,701	$ 3,414,796
Teledyne Technologies, Inc. (B)	32,272	3,135,870
Auto Components - 3.1%
Tenneco, Inc. (B)	63,341	4,161,504
Biotechnology - 5.7%
BioMarin Pharmaceutical, Inc. (A) (B)	38,023	2,365,411
Cubist Pharmaceuticals, Inc. (A) (B)	35,302	2,464,785
United Therapeutics Corp. (A) (B)	31,773	2,811,593
Building Products - 1.9%
USG Corp. (A) (B)	85,929	2,589,041
Chemicals - 3.7%
Axiall Corp. (A)	40,917	1,934,147
RPM International, Inc.	66,868	3,087,964
Commercial Banks - 4.6%
Comerica, Inc. - Class A (A)	67,622	3,391,920
First Republic Bank - Class A (A)	50,784	2,792,612
Commercial Services & Supplies - 2.2%
Stericycle, Inc. (A) (B)	24,791	2,935,750
Containers & Packaging - 1.7%
Rock-Tenn Co. - Class A	21,884	2,310,732
Electrical Equipment - 2.6%
AMETEK, Inc. - Class A	66,789	3,491,729
Electronic Equipment & Instruments - 3.1%
Trimble Navigation, Ltd. (A) (B)	112,572	4,159,535
Food Products - 3.8%
McCormick & Co., Inc. (A)	35,080	2,511,377
WhiteWave Foods Co. - Class A (A) (B)	81,425	2,635,727
Gas Utilities - 1.7%
EQT Corp. (A)	22,082	2,360,566
Health Care Equipment & Supplies - 2.4%
Align Technology, Inc. (A) (B)	57,189	3,204,871
Health Care Providers & Services - 2.4%
Cardinal Health, Inc. (A)	46,610	3,195,582
Hotels, Restaurants & Leisure - 1.5%
Cheesecake Factory, Inc. (A)	43,167	2,003,812
Household Durables - 2.6%
Whirlpool Corp.	25,177	3,505,142
Insurance - 2.0%
Hartford Financial Services Group, Inc. (A)	74,411	2,664,658
Media - 4.0%
Lions Gate Entertainment Corp. (A)	123,555	3,531,202
Scripps Networks Interactive, Inc. - Class A (A)	23,117	1,875,713
Oil, Gas & Consumable Fuels - 5.4%
Cimarex Energy Co. (A)	34,591	4,962,425
Energen Corp. (A)	26,543	2,359,142
Pharmaceuticals - 2.5%
Mylan, Inc. (B)	64,905	3,346,502
Professional Services - 2.3%
Equifax, Inc. (A)	42,624	3,091,945
Road & Rail - 2.9%
Genesee & Wyoming, Inc. - Class A (A) (B)	37,127	3,898,335
Semiconductors & Semiconductor Equipment - 6.7%
KLA-Tencor Corp. (A)	51,137	3,714,592
Synaptics, Inc. (A) (B)	58,944	5,342,684
Software - 8.0%
Fortinet, Inc. (A) (B)	115,464	2,901,610
PTC, Inc. (A) (B)	102,428	3,974,206
Solera Holdings, Inc. (A)	57,917	3,889,127

	Shares	Value
Specialty Retail - 11.2%
Dick’s Sporting Goods, Inc. (A)	56,238	$ 2,618,441
Ross Stores, Inc.	46,268	3,059,703
Signet Jewelers, Ltd.	21,478	2,375,252
Ulta Salon Cosmetics & Fragrance, Inc. (B)	26,524	2,424,559
Williams-Sonoma, Inc. - Class A (A)	64,033	4,596,289
Textiles, Apparel & Luxury Goods - 2.5%
Under Armour, Inc. - Class A (A) (B)	57,180	3,401,638
Trading Companies & Distributors - 2.9%
Air Lease Corp. - Class A	100,710	3,885,392

Total Common Stocks (cost $110,450,718)		132,377,881

SECURITIES LENDING COLLATERAL - 24.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	32,657,352	32,657,352

Total Securities Lending Collateral (cost $32,657,352)		32,657,352

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $2,283,846 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $2,331,945.	$ 2,283,846	2,283,846

Total Repurchase Agreement (cost $2,283,846)		2,283,846

Total Investment Securities (cost $145,391,916) (D)		167,319,079
Other Assets and Liabilities - Net - (24.3)%		(32,710,148)

Net Assets - 100.0%		$ 134,608,931

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$132,377,881	$—	$—	$132,377,881
Securities Lending Collateral	32,657,352	—	—	32,657,352
Repurchase Agreement	—	2,283,846	—	2,283,846
Total Investment Securities	$165,035,233	$2,283,846	$—	$167,319,079

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $31,956,541. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $145,391,916. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,938,011 and $1,010,848, respectively. Net unrealized appreciation for tax purposes is $21,927,163.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.6%
Cubic Corp. (A)	27,600	$ 1,228,476
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. (A) (B)	7,700	283,745
UTi Worldwide, Inc. (A)	57,400	593,516
Capital Markets - 0.9%
Solar Capital, Ltd. (A)	32,940	700,963
Chemicals - 4.9%
Innospec, Inc. (A)	19,700	850,449
Koppers Holdings, Inc.	22,400	856,800
Sensient Technologies Corp.	18,800	1,047,536
Zep, Inc. (A)	53,400	943,044
Commercial Banks - 10.6%
First Busey Corp. - Class B	98,930	574,783
First Midwest Bancorp, Inc. (A)	70,900	1,207,427
First Niagara Financial Group, Inc. (A)	71,810	627,620
Flushing Financial Corp. - Class A (A)	34,233	703,488
Hancock Holding Co. (A)	23,600	833,552
International Bancshares Corp.	54,700	1,476,900
MB Financial, Inc. (A)	30,480	824,484
Webster Financial Corp.	46,300	1,460,302
Westamerica Bancorporation (A)	6,610	345,571
Commercial Services & Supplies - 6.4%
ACCO Brands Corp. (A) (B)	124,300	796,763
G&K Services, Inc. - Class A	27,600	1,437,132
SP Plus Corp. (A) (B)	49,400	1,056,666
United Stationers, Inc. (A)	37,330	1,548,075
Computers & Peripherals - 1.7%
Diebold, Inc. (A)	31,400	1,261,338
Containers & Packaging - 1.1%
Greif, Inc. - Class A	15,000	818,400
Diversified Consumer Services - 1.7%
Matthews International Corp. - Class A (A)	30,500	1,267,885
Electric Utilities - 1.2%
UNS Energy Corp. (A)	14,400	869,904
Electronic Equipment & Instruments - 7.2%
Belden, Inc.	37,800	2,954,448
Coherent, Inc. (B)	11,300	747,721
MTS Systems Corp. (A)	7,132	483,264
ScanSource, Inc. (B)	25,300	963,424
Zebra Technologies Corp. - Class A (B)	3,800	312,816
Energy Equipment & Services - 2.3%
Era Group, Inc. (A) (B)	27,940	801,319
SEACOR Holdings, Inc. (A) (B)	11,240	924,490
Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc. (A)	15,400	1,082,466
Food Products - 1.9%
Cranswick PLC	33,873	733,324
Post Holdings, Inc. (A) (B)	14,400	733,104
Gas Utilities - 2.7%
Laclede Group, Inc. (A)	15,500	752,525
New Jersey Resources Corp. (A)	10,200	583,032
WGL Holdings, Inc. (A)	15,900	685,290
Health Care Equipment & Supplies - 4.2%
Haemonetics Corp. (A) (B)	23,100	814,968
ICU Medical, Inc. - Class B (A) (B)	22,500	1,368,225
STERIS Corp. (A)	19,300	1,032,164
Health Care Providers & Services - 1.6%
Amsurg Corp. - Class A (B)	16,800	765,576
Corvel Corp. (A) (B)	9,200	415,656

	Shares	Value
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (B)	55,000	$ 882,750
MedAssets, Inc. (B)	30,000	685,200
Hotels, Restaurants & Leisure - 0.3%
Choice Hotels International, Inc. (A)	4,460	210,111
Household Durables - 2.8%
Helen of Troy, Ltd. (B)	35,135	2,130,235
Insurance - 3.8%
AMERISAFE, Inc. (A)	16,000	650,720
Platinum Underwriters Holdings, Ltd.	12,200	791,170
Primerica, Inc. (A)	29,300	1,402,005
IT Services - 2.2%
Forrester Research, Inc. (A)	28,920	1,095,489
MAXIMUS, Inc. - Class A	13,100	563,562
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (A) (B)	28,700	1,536,024
ICON PLC (B)	20,700	975,177
Machinery - 6.3%
Albany International Corp. - Class A (A)	40,300	1,529,788
ESCO Technologies, Inc.	27,400	949,136
Luxfer Holdings PLC - ADR	28,800	545,760
Mueller Industries, Inc. (A)	59,000	1,735,190
Multiline Retail - 1.4%
Fred’s, Inc. - Class A (A)	67,900	1,038,191
Oil, Gas & Consumable Fuels - 4.3%
Diamondback Energy, Inc. (A) (B)	15,600	1,385,280
Dorian LPG Ltd (B)	15,900	365,541
Scorpio Tankers, Inc. (A)	145,900	1,483,803
Paper & Forest Products - 1.2%
Deltic Timber Corp. (A)	15,440	932,885
Pharmaceuticals - 0.8%
Phibro Animal Health Corp. - Class A (B)	27,700	608,015
Professional Services - 1.0%
FTI Consulting, Inc. (A) (B)	20,500	775,310
Real Estate Investment Trusts - 3.7%
Campus Crest Communities, Inc. (A)	68,600	594,076
DiamondRock Hospitality Co. (A)	58,900	755,098
Education Realty Trust, Inc.	72,000	773,280
Summit Hotel Properties, Inc. (A)	66,900	709,140
Semiconductors & Semiconductor Equipment - 0.8%
Micrel, Inc. (A)	54,697	616,982
Software - 0.5%
Verint Systems, Inc. (A) (B)	8,300	407,115
Specialty Retail - 5.1%
Ascena Retail Group, Inc. - Class B (A) (B)	77,900	1,332,090
Cato Corp. - Class A (A)	51,110	1,579,299
Stage Stores, Inc. (A)	51,100	955,059
Thrifts & Mortgage Finance - 1.4%
Northwest Bancshares, Inc. (A)	79,900	1,084,243
Trading Companies & Distributors - 2.2%
GATX Corp. (A)	24,700	1,653,418

Total Common Stocks (cost $49,715,705)		72,499,773

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	19,470,869	19,470,869

Total Securities Lending Collateral (cost $19,470,869)		19,470,869

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 4.2%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $3,197,399 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 10/15/2040, and with a value of $3,261,462.

$ 3,197,399	$ 3,197,399

Total Repurchase Agreement (cost $3,197,399)	3,197,399

Total Investment Securities (cost $72,383,973) (D)	95,168,041
Other Assets and Liabilities - Net - (25.7)%	(19,460,013)

Net Assets - 100.0%	$ 75,708,028

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$71,766,449	$733,324	$—	$72,499,773
Securities Lending Collateral	19,470,869	—	—	19,470,869
Repurchase Agreement	—	3,197,399	—	3,197,399
Total Investment Securities	$91,237,318	$3,930,723	$—	$95,168,041

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $18,980,829. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $72,383,973. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $23,433,188 and $649,120, respectively. Net unrealized appreciation for tax purposes is $22,784,068.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 0.7%
AAR Corp. (A)	41,861	$ 1,153,689
Ducommun, Inc. (B)	45,265	1,182,775
Airlines - 0.4%
JetBlue Airways Corp. (A) (B)	107,590	1,167,351
Biotechnology - 0.4%
Myriad Genetics, Inc. (A) (B)	32,851	1,278,561
Building Products - 1.0%
American Woodmark Corp. (A) (B)	35,670	1,136,803
Quanex Building Products Corp.	62,500	1,116,875
Universal Forest Products, Inc. (A)	22,890	1,104,900
Capital Markets - 3.7%
AllianceBernstein Holding, LP	46,245	1,196,821
Cowen Group, Inc. - Class A (A) (B)	251,400	1,060,908
Gladstone Investment Corp. (A)	140,365	1,038,701
Investment Technology Group, Inc. (A) (B)	58,235	983,007
Janus Capital Group, Inc. (A)	92,313	1,152,066
Manning & Napier, Inc. - Class A	66,655	1,150,465
Och-Ziff Capital Management Group LLC - Class A	85,665	1,184,747
Piper Jaffray Cos. (B)	23,410	1,211,936
Prospect Capital Corp. (A)	97,690	1,037,956
Solar Capital, Ltd. (A)	50,050	1,065,064
TICC Capital Corp. (A)	119,650	1,184,535
Chemicals - 1.7%
A. Schulman, Inc.	31,936	1,235,923
FutureFuel Corp. (A)	65,585	1,088,055
Olin Corp. (A)	41,270	1,110,988
OM Group, Inc.	37,120	1,203,802
Stepan Co.	18,585	982,403
Commercial Banks - 4.4%
Cathay General Bancorp (A)	45,645	1,166,686
Central Pacific Financial Corp. (A)	56,175	1,115,074
CVB Financial Corp. (A)	71,495	1,146,065
Eagle Bancorp, Inc. (A) (B)	31,795	1,073,081
First Merchants Corp. (A)	50,392	1,065,287
First NBC Bank Holding Co. (B)	33,295	1,115,715
Glacier Bancorp, Inc. (A)	39,055	1,108,381
Hanmi Financial Corp. - Basis B (A)	51,650	1,088,782
Lakeland Financial Corp. (A)	27,460	1,047,874
OFG Bancorp (A)	61,210	1,126,876
Popular, Inc. (B)	36,630	1,252,013
PrivateBancorp, Inc. - Class A (A)	39,825	1,157,314
Wilshire Bancorp, Inc. (A)	100,865	1,035,884
Commercial Services & Supplies - 3.7%
ABM Industries, Inc. (A)	40,480	1,092,151
ACCO Brands Corp. (A) (B)	180,685	1,158,191
ARC Document Solutions, Inc. - Class A (B)	177,930	1,042,670
Brady Corp. - Class A	39,255	1,172,547
Brink’s Co. (A)	41,495	1,170,989
Deluxe Corp. (A)	19,850	1,162,813
G&K Services, Inc. - Class A	21,460	1,117,422
Kimball International, Inc. - Class B (A)	62,760	1,049,347
Steelcase, Inc. - Class A	70,080	1,060,310
UniFirst Corp.	11,530	1,222,180
United Stationers, Inc. (A)	27,615	1,145,194
Communications Equipment - 3.8%
ARRIS Group, Inc. (B)	35,170	1,144,080
Aruba Networks, Inc. (A) (B)	59,345	1,039,724

	Shares	Value
Communications Equipment (continued)
AudioCodes, Ltd. (B)	173,455	$ 1,222,858
Black Box Corp. (A)	49,060	1,149,966
Brocade Communications Systems, Inc.	129,001	1,186,809
Comtech Telecommunications Corp.	28,664	1,070,027
Emulex Corp. (A) (B)	208,270	1,187,139
Harmonic, Inc. (B)	147,678	1,101,678
NETGEAR, Inc. (A) (B)	34,185	1,188,613
Polycom, Inc. (B)	88,712	1,111,561
ShoreTel, Inc. (B)	158,855	1,035,735
Computers & Peripherals - 1.0%
Lexmark International, Inc. - Class A (A)	25,411	1,223,794
Logitech International SA (A)	77,175	1,005,590
QLogic Corp. (A) (B)	110,685	1,116,812
Construction & Engineering - 1.0%
AECOM Technology Corp. (A) (B)	34,401	1,107,712
Comfort Systems USA, Inc. - Class A	71,755	1,133,729
Tutor Perini Corp. (B)	37,655	1,195,170
Consumer Finance - 1.0%
Cash America International, Inc. (A)	23,780	1,056,545
Ezcorp, Inc. - Class A (A) (B)	97,490	1,126,010
Nelnet, Inc. - Class A	26,795	1,110,117
Containers & Packaging - 0.7%
Silgan Holdings, Inc. (A)	22,930	1,165,303
Sonoco Products Co.	27,149	1,192,655
Distributors - 0.3%
Core-Mark Holding Co., Inc.	24,820	1,132,537
Diversified Consumer Services - 3.0%
Apollo Education Group, Inc. - Class A (B)	39,942	1,248,187
Bridgepoint Education, Inc. (A) (B)	79,200	1,051,776
Capella Education Co. (A)	18,733	1,018,888
DeVry Education Group, Inc. (A)	25,056	1,060,871
ITT Educational Services, Inc. (A) (B)	57,835	965,266
K12, Inc. (A) (B)	45,582	1,097,159
Matthews International Corp. - Class A (A)	28,605	1,189,110
Steiner Leisure, Ltd. - Class A (B)	27,540	1,192,207
Strayer Education, Inc. (A) (B)	19,289	1,012,865
Diversified Telecommunication Services - 1.3%
IDT Corp. - Class B (A)	66,183	1,152,908
Inteliquent, Inc.	73,590	1,020,693
magicJack VocalTec, Ltd. (A) (B)	75,895	1,147,532
Vonage Holdings Corp. (A) (B)	297,350	1,115,063
Electric Utilities - 0.7%
Hawaiian Electric Industries, Inc. (A)	41,503	1,050,856
IDACORP, Inc. (A)	20,935	1,210,671
Electrical Equipment - 0.3%
General Cable Corp. (A)	40,045	1,027,555
Electronic Equipment & Instruments - 3.1%
Benchmark Electronics, Inc. (B)	46,025	1,172,717
Celestica, Inc. (B)	89,475	1,123,806
Daktronics, Inc.	95,435	1,137,585
Fabrinet (A) (B)	57,870	1,192,122
Insight Enterprises, Inc. (B)	39,455	1,212,847
Itron, Inc. (A) (B)	28,040	1,137,022
Nam Tai Property, Inc. (A)	156,253	1,178,148
Orbotech, Ltd. (B)	71,330	1,082,789
ScanSource, Inc. (B)	30,380	1,156,870
Energy Equipment & Services - 3.9%
Bristow Group, Inc. (A)	14,925	1,203,254
Exterran Holdings, Inc. (A)	26,650	1,198,984

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. - Class A (A) (B)	47,450	$ 1,248,409
Key Energy Services, Inc. (A) (B)	134,570	1,229,970
Newpark Resources, Inc. (A) (B)	89,907	1,120,241
Parker Drilling Co. (A) (B)	157,252	1,025,283
Patterson-UTI Energy, Inc.	34,185	1,194,424
Pioneer Energy Services Corp. (B)	72,225	1,266,826
SEACOR Holdings, Inc. (A) (B)	13,525	1,112,431
Unit Corp. (B)	18,260	1,256,836
Vantage Drilling Co. (A) (B)	602,060	1,155,955
Food Products - 1.0%
Calavo Growers, Inc.	33,105	1,119,942
Lancaster Colony Corp. (A)	11,740	1,117,179
Sanderson Farms, Inc. (A)	11,960	1,162,512
Gas Utilities - 0.7%
Laclede Group, Inc. (A)	25,305	1,228,558
WGL Holdings, Inc.	26,810	1,155,511
Health Care Equipment & Supplies - 5.1%
Alere, Inc. (A) (B)	31,130	1,164,885
Analogic Corp. (A)	14,945	1,169,297
CONMED Corp.	23,665	1,044,810
CryoLife, Inc. (A)	122,625	1,097,494
Greatbatch, Inc. (B)	23,690	1,162,231
Haemonetics Corp. (A) (B)	31,525	1,112,202
Hill-Rom Holdings, Inc.	28,287	1,174,193
ICU Medical, Inc. - Class B (A) (B)	17,975	1,093,060
Masimo Corp. (A) (B)	44,397	1,047,769
Natus Medical, Inc. (B)	42,385	1,065,559
NuVasive, Inc. (B)	32,251	1,147,168
Orthofix International NV - Series B (A) (B)	34,475	1,249,719
PhotoMedex, Inc. (A) (B)	88,654	1,086,011
Symmetry Medical, Inc. (B)	121,310	1,074,807
Thoratec Corp. (B)	31,735	1,106,282
Health Care Providers & Services - 6.1%
Addus HomeCare Corp. (A) (B)	47,735	1,073,083
Alliance HealthCare Services, Inc. (A) (B)	41,810	1,128,870
Almost Family, Inc. (B)	51,955	1,147,166
Amedisys, Inc. (A) (B)	74,140	1,241,104
AMN Healthcare Services, Inc. (A) (B)	95,230	1,171,329
Amsurg Corp. - Class A (B)	22,360	1,018,945
Centene Corp. (B)	15,370	1,162,126
Chemed Corp. (A)	12,347	1,157,161
Health Net, Inc. (B)	27,305	1,134,250
Kindred Healthcare, Inc.	44,660	1,031,646
Magellan Health, Inc. (B)	18,780	1,168,867
Molina Healthcare, Inc. (A) (B)	26,215	1,169,976
Owens & Minor, Inc. (A)	29,899	1,015,968
PharMerica Corp. (B)	39,499	1,129,276
Providence Service Corp. (B)	27,536	1,007,542
Triple-S Management Corp. - Class B (B)	62,397	1,118,778
VCA, Inc. (B)	31,965	1,121,652
WellCare Health Plans, Inc. (B)	14,605	1,090,409
Health Care Technology - 1.3%
Computer Programs & Systems, Inc. (A)	16,615	1,056,714
MedAssets, Inc. (B)	45,589	1,041,253
Omnicell, Inc. (A) (B)	41,626	1,195,082
Quality Systems, Inc. (A)	63,560	1,020,138
Hotels, Restaurants & Leisure - 1.8%
Cheesecake Factory, Inc. (A)	24,575	1,140,772

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc. (A)	10,995	$ 1,094,772
Marriott Vacations Worldwide Corp. (B)	19,930	1,168,496
Monarch Casino & Resort, Inc. (B)	20,730	313,852
Ruth’s Hospitality Group, Inc.	86,538	1,068,744
Wendy’s Co. (A)	125,155	1,067,572
Household Durables - 1.0%
Ethan Allen Interiors, Inc. (A)	40,535	1,002,836
Helen of Troy, Ltd. (B)	18,350	1,112,561
Universal Electronics, Inc. (A) (B)	24,880	1,216,134
Household Products - 0.4%
Orchids Paper Products Co.	37,055	1,187,242
Insurance - 2.1%
Argo Group International Holdings, Ltd. (A)	22,165	1,132,853
Aspen Insurance Holdings, Ltd.	24,375	1,107,113
Hanover Insurance Group, Inc.	18,110	1,143,646
Maiden Holdings, Ltd. (A)	97,240	1,175,632
Symetra Financial Corp.	49,190	1,118,581
United Fire Group, Inc.	39,045	1,144,799
Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (A) (B)	39,590	1,108,520
NutriSystem, Inc.	66,580	1,139,184
Internet Software & Services - 1.4%
Constant Contact, Inc. (A) (B)	37,145	1,192,726
Conversant, Inc. (A) (B)	43,145	1,095,883
Monster Worldwide, Inc. (B)	190,130	1,243,450
United Online, Inc. (A)	113,185	1,177,124
IT Services - 3.1%
CSG Systems International, Inc. (A)	39,608	1,034,165
DST Systems, Inc.	12,215	1,125,856
Euronet Worldwide, Inc. (A) (B)	24,308	1,172,618
Forrester Research, Inc.	30,385	1,150,984
Global Cash Access Holdings, Inc. (B)	128,090	1,140,001
Leidos Holdings, Inc. (A)	29,935	1,147,708
Lionbridge Technologies, Inc. (A) (B)	191,190	1,135,669
ManTech International Corp. - Class A (A)	36,597	1,080,343
Sykes Enterprises, Inc. (A) (B)	53,263	1,157,405
Leisure Equipment & Products - 0.6%
Nautilus, Inc. - Class A (B)	103,555	1,148,425
Smith & Wesson Holding Corp. (A) (B)	66,580	968,073
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (A) (B)	129,920	1,157,587
Charles River Laboratories International, Inc. (A) (B)	20,045	1,072,808
ICON PLC (B)	24,775	1,167,150
PAREXEL International Corp. (A) (B)	21,860	1,155,083
Machinery - 1.7%
Briggs & Stratton Corp. (A)	53,130	1,087,040
ESCO Technologies, Inc.	33,045	1,144,679
Greenbrier Cos., Inc. (A) (B)	19,665	1,132,704
Hillenbrand, Inc.	35,840	1,169,101
LB Foster Co. - Class A (A)	22,080	1,194,969
Marine - 0.7%
Knightsbridge Tankers, Ltd.	79,025	1,121,365
Matson, Inc. (A)	45,010	1,208,068
Media - 0.7%
Harte-Hanks, Inc. (A)	163,095	1,172,653
John Wiley & Sons, Inc. - Class A (A)	19,350	1,172,417
Metals & Mining - 2.3%
Commercial Metals Co. (A)	57,984	1,003,703

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Metals & Mining (continued)
Dominion Diamond Corp. (B)	85,665	$ 1,237,859
Kaiser Aluminum Corp. (A)	15,705	1,144,423
Schnitzer Steel Industries, Inc. - Class A (A)	39,530	1,030,547
Steel Dynamics, Inc.	60,525	1,086,424
Thompson Creek Metals Co., Inc. (B)	394,189	1,166,800
U.S. Steel Corp. (A)	40,178	1,046,235
Multi-Utilities - 0.7%
Avista Corp. (A)	34,450	1,154,764
Vectren Corp.	26,951	1,145,417
Multiline Retail - 0.3%
Big Lots, Inc. (A) (B)	25,125	1,148,213
Oil, Gas & Consumable Fuels - 4.2%
Alon USA Energy, Inc. (A)	75,628	940,812
Clayton Williams Energy, Inc. (A) (B)	8,800	1,208,856
Cloud Peak Energy, Inc. (B)	60,030	1,105,753
Gran Tierra Energy, Inc. (B)	147,955	1,201,394
Green Plains, Inc. (A)	35,490	1,166,556
Pengrowth Energy Corp.	161,005	1,156,016
Quicksilver Resources, Inc. (A) (B)	381,100	1,017,537
REX American Resources Corp. - Class A (B)	14,680	1,076,191
Teekay Tankers Ltd - Class A (A)	291,720	1,251,479
Tsakos Energy Navigation, Ltd.	145,330	972,258
Vaalco Energy, Inc. (A) (B)	169,465	1,225,232
Warren Resources, Inc. (A) (B)	241,405	1,496,711
Paper & Forest Products - 0.7%
Clearwater Paper Corp. (B)	17,660	1,089,975
Neenah Paper, Inc.	21,780	1,157,607
Personal Products - 0.3%
Medifast, Inc. (A) (B)	35,725	1,086,397
Pharmaceuticals - 0.3%
Questcor Pharmaceuticals, Inc. (A)	11,965	1,106,643
Professional Services - 2.0%
CBIZ, Inc. (A) (B)	124,980	1,128,569
Insperity, Inc. (A)	34,600	1,141,800
Korn/Ferry International (B)	39,825	1,169,660
Navigant Consulting, Inc. (A) (B)	61,527	1,073,646
Resources Connection, Inc.	85,715	1,123,724
TrueBlue, Inc. (B)	41,445	1,142,639
Real Estate Investment Trusts - 7.1%
Agree Realty Corp.	35,795	1,082,083
Anworth Mortgage Asset Corp.	215,185	1,110,355
Brandywine Realty Trust	75,721	1,181,248
Capstead Mortgage Corp. (A)	83,435	1,097,170
Cedar Realty Trust, Inc. (A)	188,367	1,177,294
CommonWealth REIT (A)	43,010	1,132,023
Corporate Office Properties Trust (A)	40,122	1,115,793
CYS Investments, Inc. (A)	124,245	1,120,690
DuPont Fabros Technology, Inc. (A)	43,544	1,173,946
Dynex Capital, Inc. (A)	127,345	1,127,003
EPR Properties (A)	20,080	1,121,870
Franklin Street Properties Corp. (A)	85,046	1,069,879
Government Properties Income Trust (A)	45,755	1,161,719
Hatteras Financial Corp.	56,055	1,110,450
Home Properties, Inc.	17,690	1,131,452
Inland Real Estate Corp. (A)	101,089	1,074,576
Investors Real Estate Trust	117,157	1,079,016
Mack-Cali Realty Corp.	49,478	1,062,787
MFA Financial, Inc.	133,415	1,095,337
Omega Healthcare Investors, Inc. (A)	29,775	1,097,507
Piedmont Office Realty Trust, Inc. - Class A	58,610	1,110,073

	Shares	Value
Road & Rail - 1.7%
ArcBest Corp.	26,335	$ 1,145,836
Celadon Group, Inc. (A)	50,170	1,069,624
Marten Transport, Ltd. (A)	47,653	1,065,045
USA Truck, Inc. (A) (B)	61,285	1,139,288
Werner Enterprises, Inc. (A)	41,575	1,102,153
Semiconductors & Semiconductor Equipment - 3.9%
Brooks Automation, Inc. - Class A (A)	116,225	1,251,743
Cabot Microelectronics Corp. - Class A (A) (B)	26,344	1,176,260
Integrated Device Technology, Inc. (B)	77,155	1,192,816
International Rectifier Corp. (B)	42,520	1,186,308
Intersil Corp. - Class A (A)	79,025	1,181,424
MKS Instruments, Inc.	37,675	1,176,967
OmniVision Technologies, Inc. (B)	48,145	1,058,227
PMC-Sierra, Inc. (B)	152,435	1,160,030
Silicon Image, Inc. (A) (B)	202,475	1,020,474
Synaptics, Inc. (A) (B)	12,670	1,148,409
Ultra Clean Holdings, Inc. (B)	132,285	1,197,179
Software - 2.1%
Compuware Corp.	113,415	1,133,016
EnerNOC, Inc. (A) (B)	59,310	1,123,924
Netscout Systems, Inc. (A) (B)	27,385	1,214,251
Pegasystems, Inc.	52,990	1,119,149
Rovi Corp. (B)	44,747	1,072,138
Take-Two Interactive Software, Inc. (A) (B)	55,540	1,235,210
Specialty Retail - 3.0%
Aaron’s, Inc. (A)	33,140	1,181,110
Abercrombie & Fitch Co. - Class A (A)	26,570	1,149,152
Buckle, Inc. (A)	24,280	1,077,061
Children’s Place, Inc. (A)	20,365	1,010,715
Citi Trends, Inc. (B)	51,895	1,113,667
Guess?, Inc. (A)	38,351	1,035,477
Haverty Furniture Cos., Inc. (A)	44,525	1,118,913
Kirkland’s, Inc. (A) (B)	60,900	1,129,695
Outerwall, Inc. (A) (B)	18,345	1,088,776
Textiles, Apparel & Luxury Goods - 1.8%
Columbia Sportswear Co.	13,070	1,080,235
Deckers Outdoor Corp. (A) (B)	14,820	1,279,411
Iconix Brand Group, Inc. (A) (B)	25,700	1,103,558
Movado Group, Inc.	28,105	1,171,135
Skechers U.S.A., Inc. - Class A (B)	25,710	1,174,947
Thrifts & Mortgage Finance - 1.4%
Brookline Bancorp, Inc. (A)	121,495	1,138,408
Home Loan Servicing Solutions, Ltd. (A)	49,195	1,118,202
Northfield Bancorp, Inc. (A)	86,590	1,135,195
Radian Group, Inc. (A)	76,640	1,135,039
Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	67,640	1,041,656

Total Common Stocks (cost $298,555,830)		324,331,288

MASTER LIMITED PARTNERSHIPS - 0.7%
Chemicals - 0.3%
CVR Partners, LP	59,950	1,120,465
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners, LP	24,180	1,127,997

Total Master Limited Partnerships (cost $2,047,282)		2,248,462

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	84,845,473	$ 84,845,473

Total Securities Lending Collateral (cost $84,845,473)		84,845,473

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $3,973,325 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/15/2041, and with a value of $4,056,179.	$ 3,973,324	3,973,324

Total Repurchase Agreement (cost $3,973,324)		3,973,324

Total Investment Securities (cost $389,421,909) (D)		415,398,547
Other Assets and Liabilities - Net - (25.5)%		(84,453,422)

Net Assets - 100.0%		$ 330,945,125

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$324,331,288	$—	$—	$324,331,288
Master Limited Partnerships	2,248,462	—	—	2,248,462
Securities Lending Collateral	84,845,473	—	—	84,845,473
Repurchase Agreement	—	3,973,324	—	3,973,324
Total Investment Securities	$411,425,223	$3,973,324	$—	$415,398,547

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $82,694,115. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $389,421,909. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,311,429 and $8,334,791, respectively. Net unrealized appreciation for tax purposes is $25,976,638.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 1.0%
KEYW Holding Corp. (A) (B)	56,580	$ 711,211
Auto Components - 1.3%
Dorman Products, Inc. (A) (B)	17,730	874,444
Commercial Banks - 9.6%
Bank of the Ozarks, Inc. (A)	30,220	1,010,859
Home Bancshares, Inc. (A)	21,500	705,630
Iberiabank Corp. (A)	28,040	1,940,087
Pinnacle Financial Partners, Inc. (A)	17,220	679,846
PrivateBancorp, Inc. - Class A (A)	76,870	2,233,842
Commercial Services & Supplies - 1.5%
Healthcare Services Group, Inc. (A)	34,310	1,010,086
Communications Equipment - 1.5%
Aruba Networks, Inc. (A) (B)	59,470	1,041,914
Diversified Consumer Services - 1.2%
Capella Education Co. (A)	15,404	837,824
Diversified Financial Services - 1.5%
MarketAxess Holdings, Inc. (A)	18,920	1,022,815
Electrical Equipment - 3.3%
EnerSys (A)	32,900	2,263,191
Electronic Equipment & Instruments - 2.2%
InvenSense, Inc. - Class A (A) (B)	65,090	1,476,892
Food Products - 5.0%
J&J Snack Foods Corp. (A)	13,860	1,304,503
TreeHouse Foods, Inc. (A) (B)	25,950	2,077,817
Health Care Equipment & Supplies - 2.0%
Cantel Medical Corp.	36,778	1,346,810
Health Care Providers & Services - 5.5%
Air Methods Corp. (A) (B)	33,010	1,704,967
Centene Corp. (A) (B)	26,940	2,036,933
Health Care Technology - 2.1%
Medidata Solutions, Inc. (A) (B)	33,660	1,440,985
Hotels, Restaurants & Leisure - 5.2%
Krispy Kreme Doughnuts, Inc. (A) (B)	40,760	651,345
Red Robin Gourmet Burgers, Inc. (B)	17,670	1,258,104
Sonic Corp. (A) (B)	75,981	1,677,660
Internet Software & Services - 4.5%
Envestnet, Inc. (A) (B)	24,280	1,187,777
OpenTable, Inc. (B)	9,710	1,005,956
SPS Commerce, Inc. (A) (B)	14,240	899,826
IT Services - 3.6%
MAXIMUS, Inc. - Class A (A)	56,970	2,450,849
Life Sciences Tools & Services - 5.7%
Cambrex Corp. (A) (B)	54,396	1,125,997
ICON PLC (B)	32,250	1,519,297
PAREXEL International Corp. (A) (B)	24,270	1,282,427
Machinery - 5.1%
Chart Industries, Inc. (A) (B)	12,990	1,074,793
Proto Labs, Inc. (A) (B)	12,830	1,051,034
Wabash National Corp. (A) (B)	94,170	1,341,922
Oil, Gas & Consumable Fuels - 5.8%
Comstock Resources, Inc. (A)	47,960	1,383,167
Matador Resources Co. (A) (B)	37,430	1,095,950
PDC Energy, Inc. (A) (B)	23,300	1,471,395
Pharmaceuticals - 8.2%
Akorn, Inc. - Class A (A) (B)	85,000	2,826,250
Lannett Co., Inc. (A) (B)	35,850	1,778,877
Prestige Brands Holdings, Inc. (B)	30,440	1,031,612

	Shares	Value
Road & Rail - 2.0%
Saia, Inc. (A) (B)	30,990	$ 1,361,391
Semiconductors & Semiconductor Equipment - 4.9%
Applied Micro Circuits Corp. (A) (B)	90,229	975,376
Ceva, Inc. (A) (B)	44,530	657,708
Silicon Laboratories, Inc. (A) (B)	35,460	1,746,405
Software - 1.8%
Ellie Mae, Inc. (A) (B)	39,846	1,240,406
Specialty Retail - 5.2%
Asbury Automotive Group, Inc. (B)	19,860	1,365,176
Group 1 Automotive, Inc. (A)	10,420	878,510
Monro Muffler Brake, Inc. (A)	24,450	1,300,496
Textiles, Apparel & Luxury Goods - 5.1%
Deckers Outdoor Corp. (A) (B)	8,350	720,856
G-III Apparel Group, Ltd. (A) (B)	15,020	1,226,533
Steven Madden, Ltd. - Class B (A) (B)	29,368	1,007,322
Vera Bradley, Inc. (A) (B)	23,730	518,975
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (B)	25,420	841,910
Transportation Infrastructure - 1.8%
WESCO Aircraft Holdings, Inc. (A) (B)	61,980	1,237,121

Total Common Stocks (cost $54,680,488)		66,913,079

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (C)	17,567,033	17,567,033

Total Securities Lending Collateral (cost $17,567,033)		17,567,033

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2014, to be repurchased at $1,722,379 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $1,757,178.	$ 1,722,378	1,722,378

Total Repurchase Agreement (cost $1,722,378)		1,722,378

Total Investment Securities (cost $73,969,899) (D)		86,202,490
Other Assets and Liabilities - Net - (26.0)%		(17,789,616)

Net Assets - 100.0%		$ 68,412,874

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Common Stocks	$66,913,079	$—	$—	$66,913,079
Securities Lending Collateral	17,567,033	—	—	17,567,033
Repurchase Agreement	—	1,722,378	—	1,722,378
Total Investment Securities	$84,480,112	$1,722,378	$—	$86,202,490

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $17,131,948. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at June 30, 2014.
(D)	Aggregate cost for federal income tax purposes is $73,969,899. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,545,444 and $1,312,853, respectively. Net unrealized appreciation for tax purposes is $12,232,591.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2014

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.2%
Canada - 1.7%
Suncor Energy, Inc., 1.89% (A)	236,800	$ 10,097,371
Germany - 0.5%
Volkswagen AG, 2.11% (A)	11,000	2,888,950

Total Convertible Preferred Stocks (cost $11,062,462)		12,986,321

PREFERRED STOCKS - 3.8%
Brazil - 1.0%
Investimentos Itau SA, 4.12% (A)	1,493,140	5,872,544
Korea, Republic of - 2.3%
Samsung Electronics Co., Ltd., 1.37% (A)	12,886	13,499,862
Russian Federation - 0.5%
Sberbank of Russia, 4.56% (A)	1,647,613	3,346,145

Total Preferred Stocks (cost $21,801,017)		22,718,551

COMMON STOCKS - 92.5%
Australia - 2.6%
APA Group (B)	819,181	5,322,156
Asciano, Ltd.	964,613	5,120,944
Challenger Financial Services Group, Ltd. (B)	697,939	4,896,423
Belgium - 0.2%
Ageas	34,000	1,356,415
Brazil - 1.0%
Localiza Rent a Car SA	379,500	6,258,873
Canada - 2.4%
Fairfax Financial Holdings, Ltd.	13,000	6,167,340
Horizon North Logistics, Inc. (B)	301,500	2,164,369
Ithaca Energy, Inc. (C)	1,079,400	2,812,175
Newalta Corp. (B)	147,600	2,964,311
Denmark - 1.2%
Carlsberg A/S - Class B	64,677	6,966,778
Finland - 0.8%
Kesko OYJ - Class B	113,400	4,482,895
France - 7.7%
Arkema SA	48,995	4,768,677
Bollore SA	2,400	1,557,716
Cie Generale des Etablissements Michelin - Class B	33,138	3,959,499
GDF Suez	119,600	3,292,562
Rexel SA	200,124	4,680,430
Sanofi	80,901	8,594,139
Total SA	77,440	5,596,718
Veolia Environnement SA (B)	206,870	3,941,662
Vinci SA	60,556	4,527,396
Vivendi SA (C)	202,603	4,957,573
Germany - 4.8%
adidas AG	29,641	3,002,252
Allianz SE - Class A	33,602	5,599,566
Bayer AG	26,431	3,733,202
Merck KGaA	53,000	4,600,397
Metro AG (C)	105,824	4,612,321
Siemens AG - Class A	52,187	6,892,286
Greece - 2.3%
Metka SA	147,600	2,607,203
OPAP SA	340,500	6,061,208
Piraeus Bank SA (C)	2,343,802	5,199,177
Hong Kong - 11.3%
Cheung Kong Holdings, Ltd.	514,000	9,112,252

	Shares	Value
Hong Kong (continued)
China Mobile, Ltd.	788,000	$ 7,645,747
First Pacific Co., Ltd.	4,418,000	4,970,706
Fosun International, Ltd. (B)	5,596,000	7,408,000
Guangdong Investment, Ltd. (B)	4,984,000	5,729,697
HSBC Holdings PLC	628,800	6,376,920
MGM China Holdings, Ltd.	1,202,372	4,180,936
Newocean Energy Holdings, Ltd. (B)	2,722,000	2,037,005
Shenzhen Expressway Co., Ltd. - Class H	6,220,000	3,314,487
Shun Tak Holdings, Ltd. (C)	11,720,000	5,942,867
Sinotrans, Ltd. - Class H	7,303,000	4,720,792
SJM Holdings, Ltd.	2,293,000	5,733,683
Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	1,803,200	1,570,480
Ireland - 1.2%
Ryanair Holdings PLC - ADR (C)	59,600	3,325,680
Smurfit Kappa Group PLC - Class B	156,415	3,577,862
Israel - 1.0%
Israel Corp., Ltd. (C)	10,037	5,718,297
Italy - 2.7%
ENI SpA - Class B	341,315	9,337,907
Pirelli & C. SpA	173,673	2,787,139
Prysmian SpA	165,038	3,728,779
Japan - 14.4%
Aisin Seiki Co., Ltd.	129,600	5,155,600
Daito Trust Construction Co., Ltd.	20,500	2,410,098
Denki Kagaku Kogyo KK	901,000	3,459,740
FUJIFILM Holdings Corp.	254,100	7,085,855
Hitachi, Ltd.	1,069,000	7,829,801
Japan Airlines Co., Ltd.	100,500	5,555,501
Kirin Holdings Co., Ltd. (B)	321,400	4,641,510
Komatsu, Ltd.	135,700	3,150,549
Kuraray Co., Ltd.	352,300	4,465,260
Mitsubishi Corp.	224,500	4,669,281
MS&AD Insurance Group Holdings, Inc.	198,600	4,797,139
Nippon Telegraph & Telephone Corp.	95,200	5,937,255
Nitori Holdings Co., Ltd.	103,300	5,649,099
ORIX Corp.	393,900	6,528,386
Resona Holdings, Inc.	976,800	5,688,880
Sony Corp.	199,300	3,309,043
Sumitomo Mitsui Financial Group, Inc.	70,000	2,932,531
USS Co., Ltd.	138,500	2,363,817
Korea, Republic of - 1.2%
Industrial Bank of Korea	125,000	1,667,819
Kangwon Land, Inc.	89,170	2,617,463
SK Telecom Co., Ltd.	12,400	2,898,399
Malaysia - 1.1%
DRB-Hicom Bhd	3,271,100	2,251,364
Genting Bhd	1,292,500	4,021,201
Mexico - 1.3%
Alpek SA de CV - Class A	1,399,500	2,705,474
Credito Real SAB de CV	730,000	1,634,601
Grupo Aeroportuario del Centro Norte Sab de CV - Class B (C)	889,320	3,587,167
Netherlands - 4.1%
Delta Lloyd NV	156,234	3,966,286
Heineken Holding NV - Class A	53,044	3,487,481
Koninklijke Ahold NV	134,192	2,519,201
Koninklijke Boskalis Westminster NV	79,694	4,570,701
Koninklijke Philips NV	239,771	7,608,781
Wolters Kluwer NV	82,107	2,430,718

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

	Shares	Value
Philippines - 0.7%
LT Group, Inc.	12,812,600	$ 4,332,508
Russian Federation - 1.4%
Lukoil OAO - ADR	139,980	8,373,604
Singapore - 1.0%
Noble Group, Ltd.	5,280,000	5,801,267
South Africa - 0.6%
Kumba Iron Ore, Ltd. (B)	111,041	3,539,530
Spain - 0.7%
Amadeus IT Holding SA - Class A (B)	103,187	4,255,775
Sweden - 3.0%
Investor AB - Class B	173,081	6,494,213
Svenska Cellulosa AB SCA - Class B	175,697	4,578,106
Telefonaktiebolaget LM Ericsson - Class B (B)	562,400	6,796,896
Switzerland - 4.3%
Galenica AG	2,639	2,577,102
GAM Holding AG (C)	243,277	4,636,199
Nestle SA	64,064	4,963,010
Novartis AG	102,315	9,264,653
UBS AG - Class A (C)	240,674	4,415,613
Taiwan - 0.8%
Yuanta Financial Holding Co., Ltd.	8,970,000	4,851,815
Thailand - 0.6%
Bangkok Bank PCL	647,100	3,848,107
Turkey - 0.7%
Tofas Turk Otomobil Fabrikasi AS	693,535	4,304,723
United Kingdom - 14.7%
Admiral Group PLC	161,639	4,284,982
Barclays PLC	942,400	3,432,088
BHP Billiton PLC - ADR (B)	89,200	5,818,516
BP PLC - ADR	117,500	6,198,125
British Sky Broadcasting Group PLC	341,160	5,278,105
Etalon Group, Ltd. - GDR, Reg S	433,486	1,923,811
Friends Life Group, Ltd.	1,072,153	5,785,384
IG Group Holdings PLC	285,400	2,869,547
Imperial Tobacco Group PLC	112,794	5,076,837
Inchcape PLC	393,488	4,272,820
ITE Group PLC	481,800	1,953,365
Johnson Matthey PLC	51,532	2,733,948

	Shares	Value
United Kingdom (continued)
Kingfisher PLC	821,720	$ 5,048,586
National Grid PLC - Class B	457,084	6,570,929
Rexam PLC	668,715	6,122,747
Royal Bank of Scotland Group PLC (C)	300,000	1,686,071
Sistema JSFC - GDR, Reg S - GDR (B)	146,509	4,512,477
TMK OAO - GDR, Reg S - GDR (B)	386,907	3,752,998
Unilever PLC	164,058	7,443,182
Vodafone Group PLC	758,694	2,531,936
United States - 2.4%
ChipMOS TECHNOLOGIES Bermuda, Ltd. (B)	130,000	3,136,900
Copa Holdings SA - Class A	11,300	1,611,041
Flextronics International, Ltd. (C)	404,700	4,480,029
Noble Corp. PLC (B)	145,500	4,882,980

Total Common Stocks (cost $512,381,572)		549,952,425

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (A)	49,891,579	49,891,579

Total Securities Lending Collateral (cost $49,891,579)		49,891,579

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.01% (A), dated 06/30/2014, to be repurchased at $4,464,258 on 07/01/2014. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $4,554,869.	$ 4,464,257	4,464,257

Total Repurchase Agreement (cost $4,464,257)		4,464,257

Total Investment Securities (cost $599,600,887) (D)		640,013,133
Other Assets and Liabilities - Net - (7.7)%		(45,998,689)

Net Assets - 100.0%		$ 594,014,444

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Oil, Gas & Consumable Fuels	6.9%	$44,452,905
Commercial Banks	6.5	41,620,762
Insurance	5.0	31,957,112
Pharmaceuticals	4.5	28,769,493
Chemicals	3.7	23,851,396
Hotels, Restaurants & Leisure	3.5	22,614,491
Industrial Conglomerates	3.2	20,443,934
Beverages	3.0	19,428,277
Electronic Equipment & Instruments	3.0	19,395,685
Diversified Financial Services	3.0	19,230,889
Wireless Telecommunication Services	2.8	17,588,559
Metals & Mining	2.6	16,766,046
Semiconductors & Semiconductor Equipment	2.6	16,636,762
Trading Companies & Distributors	2.4	15,150,978
Media	2.3	14,619,761
Capital Markets	2.2	13,903,627

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Multi-Utilities	2.2%	$13,805,153
Real Estate Management & Development	2.1	13,446,161
Specialty Retail	2.0	13,061,502
Food Products	1.9	12,406,192
Auto Components	1.9	11,902,238
Transportation Infrastructure	1.8	11,622,446
Food & Staples Retailing	1.8	11,614,417
Road & Rail	1.8	11,379,817
Airlines	1.6	10,492,222
Containers & Packaging	1.5	9,700,609
Automobiles	1.5	9,445,037
Construction & Engineering	1.4	9,098,097
Energy Equipment & Services	1.4	8,635,978
Consumer Finance	1.3	8,162,987
Communications Equipment	1.1	6,796,896
Diversified Telecommunication Services	0.9	5,937,255
Machinery	0.9	5,757,752
Water Utilities	0.9	5,729,697
Gas Utilities	0.8	5,322,156
Commercial Services & Supplies	0.8	5,128,680
Tobacco	0.8	5,076,837
Household Products	0.7	4,578,106
Distributors	0.7	4,272,820
IT Services	0.7	4,255,775
Electrical Equipment	0.6	3,728,779
Household Durables	0.5	3,309,043
Textiles, Apparel & Luxury Goods	0.5	3,002,252
Air Freight & Logistics	0.2	1,557,716

Investment Securities, at Value	91.5	585,657,297
Short-Term Investments	8.5	54,355,836

Total Investments	100.0%	$640,013,133

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at June 30, 2014
ASSETS
Investment Securities
Convertible Preferred Stocks	$10,097,371	$2,888,950	$—	$12,986,321
Preferred Stocks	5,872,544	16,846,007	—	22,718,551
Common Stocks	76,310,471	473,641,954	—	549,952,425
Securities Lending Collateral	49,891,579	—	—	49,891,579
Repurchase Agreement	—	4,464,257	—	4,464,257
Total Investment Securities	$142,171,965	$497,841,168	$—	$640,013,133

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at June 30, 2014.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $47,635,642. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2014

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Aggregate cost for federal income tax purposes is $599,600,887. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $56,771,439 and $16,359,193, respectively. Net unrealized appreciation for tax purposes is $40,412,246.
(E)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended June 30, 2014, securities with fair market value of $2,756,120 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2014

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investment securities, at value	$761,830,448	$388,301,059	$282,715,212	$1,584,575,507	$871,148,956
Repurchase agreements, at value	99,616,330	15,886,651	—	20,593,615	23,111,030
Cash on deposit with broker	—	—	458,761	—	—
Foreign currency, at value	—	—	8,488	192,064	—
Unrealized appreciation on forward foreign currency contracts	—	—	64,873	—	—
OTC swap agreements, at value	—	—	544,304	—	—
Receivables:
Investment securities sold	—	—	150,880	2,511,698	26,935,404
Interest	234,592	1,291,764	1,139,830	7,846,902	12,983,417
Securities lending income (net)	—	1,621	—	41,902	—
Other	—	—	—	1,833	91,350
Prepaid expenses	10,683	4,940	3,651	16,173	9,555
Total assets	861,692,053	405,486,035	285,085,999	1,615,779,694	934,279,712

Liabilities:
Due to custodian	—	—	—	—	1,767,152
Cash deposit due to broker	—	—	500,000	—	—
Accounts payable and accrued liabilities:
Investment securities purchased	—	3,907,267	893,277	177,014,229	21,486,667
When-issued securities purchased	—	1,999,960	—	7,794,149	4,702,188
Advisory fees	179,648	112,688	79,324	392,693	424,964
Trustee and CCO fees	578	267	202	919	627
Audit and tax fees	10,311	11,554	12,127	13,596	12,331
Custody and accounting fees	28,606	11,185	13,462	51,579	24,064
Legal fees	23,754	10,970	9,668	41,499	19,712
Printing and shareholder reports fees	8,496	3,214	2,930	8,742	4,485
Variation margin payable on derivative financial instruments	—	—	171,409	—	—
Other	3,399	1,609	1,303	5,305	2,923
Collateral for securities on loan	—	17,195,097	—	99,516,024	—
Written options and swaptions, at value	—	—	522,104	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	367,441	—	—
Total liabilities	254,792	23,253,811	2,573,247	284,838,735	28,445,113
Net assets	$861,437,261	$382,232,224	$282,512,752	$1,330,940,959	$905,834,599

Investment securities, at cost	$761,830,448	$389,099,877	$278,321,895	$1,565,652,309	$847,157,156
Repurchase agreements, at cost	$99,616,330	$15,886,651	$—	$20,593,615	$23,111,030
Foreign currency, at cost	$—	$—	$8,659	$192,400	$—
Securities loaned, at value	$—	$16,847,642	$—	$97,470,274	$—
Premium received on written options and swaptions	$—	$—	$748,134	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2014

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Assets:
Investment securities, at value	$150,873,431	$929,683,720	$333,660,728	$952,176,775	$1,091,924,025
Repurchase agreements, at value	915,607	23,053,017	7,293,304	4,672,697	37,177,473
Cash on deposit with broker	60,000	—	—	—	—
Foreign currency, at value	7,421	—	—	—	—
Cash	8,160	—	—	—	74,750
Receivables:
Investment securities sold	663,792	13,382,941	385,953	1,425,350	1,305,250
Interest	314,263	6	3	3	21
Dividends	79,090	734,231	258,481	467,076	2,876,168
Dividend reclaims	29	—	895	56,498	27
Securities lending income (net)	1,128	15,255	5,047	9,245	48,133
Variation margin receivable on derivative financial instruments	100	—	—	—	—
Prepaid expenses	1,285	9,944	3,117	9,829	10,136
Total assets	152,924,306	966,879,114	341,607,528	958,817,473	1,133,415,983

Liabilities:
Due to custodian	—	—	—	895	—
Accounts payable and accrued liabilities:
Investment securities purchased	7,449,404	9,991,582	1,565,595	591,780	2,501,083
When-issued securities purchased	317,927	—	—	—	—
Advisory fees	38,985	350,000	166,515	467,548	556,727
Trustee and CCO fees	92	624	221	604	664
Audit and tax fees	12,845	10,857	11,716	14,075	9,590
Custody and accounting fees	21,491	18,591	8,172	30,851	18,148
Legal fees	2,654	21,307	6,590	21,087	31,921
Printing and shareholder reports fees	613	7,925	2,428	8,344	7,803
Other	1,316	3,392	3,038	3,074	3,726
Collateral for securities on loan	10,641,792	40,463,064	12,267,189	53,586,336	141,065,368
Total liabilities	18,487,119	50,867,342	14,031,464	54,724,594	144,195,030
Net assets	$134,437,187	$916,011,772	$327,576,064	$904,092,879	$989,220,953

Investment securities, at cost	$134,357,064	$757,498,009	$268,477,383	$724,494,231	$913,587,428
Repurchase agreements, at cost	$915,607	$23,053,017	$7,293,304	$4,672,697	$37,177,473
Foreign currency, at cost	$7,434	$—	$—	$—	$—
Securities loaned, at value	$10,407,966	$39,555,502	$11,978,858	$52,454,587	$137,817,972

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2014

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Assets:
Investment securities, at value	$165,035,233	$91,970,642	$411,425,223	$84,480,112	$635,548,876
Repurchase agreements, at value	2,283,846	3,197,399	3,973,324	1,722,378	4,464,257
Foreign currency, at value	—	—	—	—	161,860
Cash	—	—	—	—	72,220
Receivables:
Investment securities sold	—	—	232,604	—	6,000,956
Interest	1	2	1	—	2
Dividends	44,257	74,200	355,816	19,360	1,943,565
Dividend reclaims	—	—	—	—	2,395,102
Securities lending income (net)	4,685	2,495	55,550	9,963	43,628
Prepaid expenses	2,004	882	3,525	760	6,826
Total assets	167,370,026	95,245,620	416,046,043	86,232,573	650,637,292

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	—	—	—	183,865	6,270,093
Advisory fees	80,564	49,738	221,561	46,875	372,910
Trustee and CCO fees	99	50	223	45	406
Audit and tax fees	10,661	10,344	10,210	10,635	13,575
Custody and accounting fees	5,366	3,095	9,591	5,018	47,340
Legal fees	4,422	1,894	9,341	5,141	19,602
Printing and shareholder reports fees	1,554	771	2,436	723	3,921
Other	1,077	831	2,083	364	3,422
Collateral for securities on loan	32,657,352	19,470,869	84,845,473	17,567,033	49,891,579
Total liabilities	32,761,095	19,537,592	85,100,918	17,819,699	56,622,848
Net assets	$134,608,931	$75,708,028	$330,945,125	$68,412,874	$594,014,444

Investment securities, at cost	$143,108,070	$69,186,574	$385,448,585	$72,247,521	$595,136,630
Repurchase agreements, at cost	$2,283,846	$3,197,399	$3,973,324	$1,722,378	$4,464,257
Foreign currency, at cost	$—	$—	$—	$—	$161,607
Securities loaned, at value	$31,956,541	$18,980,829	$82,694,115	$17,131,948	$47,635,642

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS

For the period ended June 30, 2014

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Investment Income:
Dividend income	$—	$—	$—	$148,713	$144,135
Interest income	989,110	3,376,135	3,649,828	21,424,417	29,299,757
Securities lending income (net)	—	8,602	2,075	135,195	—
Withholding taxes on foreign income	—	(1,219)	7	3,571	—
Total investment income	989,110	3,383,518	3,651,910	21,711,896	29,443,892

Expenses:
Advisory	1,079,352	669,338	480,556	2,340,322	2,425,284
Trustees and CCO	11,222	4,967	3,592	17,427	11,502
Audit and tax	9,924	10,490	10,664	14,926	11,626
Custody and accounting	75,420	31,218	59,228	176,536	79,727
Legal	25,698	11,364	8,550	38,773	22,168
Printing and shareholder reports	4,483	2,600	1,488	6,773	3,947
Other	10,224	4,317	1,109	14,823	9,487
Total expenses	1,216,323	734,294	565,187	2,609,580	2,563,741
Expenses (waived/reimbursed)	—	—	(17,887)	—	—
Net expenses	1,216,323	734,294	547,300	2,609,580	2,563,741
Net investment income (loss)	(227,213)	2,649,224	3,104,610	19,102,316	26,880,151

Net realized gain (loss) on transactions from:
Investment securities	5,317	230,173	654,581	17,326,252	18,912,617
Futures contracts	—	—	(1,397,906)	5,581,819	—
Written options and swaptions	—	—	513,625	(36,775)	—
Swap agreements	—	—	(760,932)	(1,114,199)	—
Foreign currency transactions	—	—	(418,245)	(308,670)	—
Net realized gain (loss)	5,317	230,173	(1,408,877)	21,448,427	18,912,617

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	64,735	12,911,627	24,714,015	(5,437,187)
Futures contracts	—	—	66,924	296,716	—
Written options and swaptions	—	—	133,056	14,390	—
Swap agreements	—	—	539,230	(74,564)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	99,639	380,340	—
TBA Short Commitments	—	—	—	(302,897)	—
Net change in unrealized appreciation (depreciation)	—	64,735	13,750,476	25,028,000	(5,437,187)
Net realized and change in unrealized gain (loss)	5,317	294,908	12,341,599	46,476,427	13,475,430
Net increase (decrease) in net assets resulting from operations	$(221,896)	$2,944,132	$15,446,209	$65,578,743	$40,355,581

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2014

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Investment Income:
Dividend income	$700,904	$8,063,438	$2,650,576	$5,128,254	$9,174,232
Interest income	696,801	581	201	345	1,408
Securities lending income (net)	6,543	99,122	35,377	103,327	122,094
Withholding taxes on foreign income	(2,790)	(7,669)	(6,643)	(66,328)	(53,790)
Total investment income	1,401,458	8,155,472	2,679,511	5,165,598	9,243,944

Expenses:
Advisory	284,982	2,016,298	930,597	2,789,777	3,203,030
Trustees and CCO	1,655	11,775	4,064	11,950	12,591
Audit and tax	11,039	10,421	10,135	10,310	16,950
Custody and accounting	79,759	49,322	20,706	88,612	58,669
Legal	3,069	23,638	7,658	23,839	31,699
Printing and shareholder reports	550	4,181	1,318	4,326	4,219
Other	1,360	10,036	3,396	10,206	10,695
Total expenses	382,414	2,125,671	977,874	2,939,020	3,337,853
Expenses (waived/reimbursed)	(65,767)	—	—	(14,255)	—
Net expenses	316,647	2,125,671	977,874	2,924,765	3,337,853
Net investment income (loss)	1,084,811	6,029,801	1,701,637	2,240,833	5,906,091

Net realized gain (loss) on transactions from:
Investment securities	4,166,864	58,107,439	13,685,684	82,214,807	132,156,454
Futures contracts	246,796	—	—	—	—
Written options and swaptions	(4,625)	—	—	—	—
Swap agreements	(433)	—	—	—	—
Foreign currency transactions	(4,985)	—	29	(1,795)	(2,484)
Net realized gain (loss)	4,403,617	58,107,439	13,685,713	82,213,012	132,153,970

Net change in unrealized appreciation (depreciation) on:
Investment securities	2,296,453	(12,300,391)	5,958,063	(47,986,154)	(68,924,561)
Futures contracts	(8,506)	—	—	—	—
Written options and swaptions	2,058	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	9,312	—	32	(771)	486
TBA Short Commitments	(7,252)	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,292,065	(12,300,391)	5,958,095	(47,986,925)	(68,924,075)
Net realized and change in unrealized gain (loss)	6,695,682	45,807,048	19,643,808	34,226,087	63,229,895
Net increase (decrease) in net assets resulting from operations	$7,780,493	$51,836,849	$21,345,445	$36,466,920	$69,135,986

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2014

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Investment Income:
Dividend income	$481,616	$826,844	$2,481,546	$117,861	$16,942,132
Interest income	25	105	200	85	7
Securities lending income (net)	28,777	15,297	326,585	41,068	344,685
Withholding taxes on foreign income	(1,544)	—	(9,546)	—	(1,359,118)
Total investment income	508,874	842,246	2,798,785	159,014	15,927,706

Expenses:
Advisory	506,550	316,692	1,299,224	286,203	2,221,182
Trustees and CCO	1,877	1,025	4,321	903	7,796
Audit and tax	8,857	9,445	11,399	8,828	10,308
Custody and accounting	12,645	9,606	25,277	11,914	201,677
Legal	4,358	2,132	9,409	3,134	19,126
Printing and shareholder reports	1,317	395	2,483	362	3,027
Other	1,697	905	3,647	798	6,563
Total expenses	537,301	340,200	1,355,760	312,142	2,469,679
Expenses (waived/reimbursed)	(9,645)	(11,921)	—	(5,496)	—
Net expenses	527,656	328,279	1,355,760	306,646	2,469,679
Net investment income (loss)	(18,782)	513,967	1,443,025	(147,632)	13,458,027

Net realized gain (loss) on transactions from:
Investment securities	5,221,835	6,272,911	21,621,921	5,124,799	13,425,297
Foreign currency transactions	—	(220)	(951)	—	14,836
Net realized gain (loss)	5,221,835	6,272,691	21,620,970	5,124,799	13,440,133

Net change in unrealized appreciation (depreciation) on:
Investment securities	1,407,090	(5,489,613)	(7,598,887)	(4,555,892)	8,080,076
Translation of assets and liabilities denominated in foreign currencies	—	—	39	—	(12,548)
Net change in unrealized appreciation (depreciation)	1,407,090	(5,489,613)	(7,598,848)	(4,555,892)	8,067,528
Net realized and change in unrealized gain (loss)	6,628,925	783,078	14,022,122	568,907	21,507,661
Net increase (decrease) in net assets resulting from operations	$6,610,143	$1,297,045	$15,465,147	$421,275	$34,965,688

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$(227,213)	$(654,670)	$2,649,224	$7,619,019	$3,104,610	$1,503,888
Net realized gain (loss)	5,317	20,771	230,173	578,440	(1,408,877)	3,440,601
Net change in unrealized appreciation (depreciation)	—	—	64,735	(6,501,402)	13,750,476	(31,996,091)
Net increase (decrease) in net assets resulting from operations	(221,896)	(633,899)	2,944,132	1,696,057	15,446,209	(27,051,602)

From transactions in investors’ beneficial interests:
Contributions	272,377,625	653,764,501	77,174,478	248,234,781	21,694,797	52,376,827
Withdrawals	(397,580,430)	(614,626,579)	(97,744,268)	(236,118,950)	(29,415,978)	(91,673,855)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(125,202,805)	39,137,922	(20,569,790)	12,115,831	(7,721,181)	(39,297,028)

Net increase (decrease) in net assets	(125,424,701)	38,504,023	(17,625,658)	13,811,888	7,725,028	(66,348,630)

Net assets:
Beginning of period/year	986,861,962	948,357,939	399,857,882	386,045,994	274,787,724	341,136,354
End of period/year	$861,437,261	$986,861,962	$382,232,224	$399,857,882	$282,512,752	$274,787,724

	Core Bond		High Yield Bond		Balanced
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$19,102,316	$36,979,108	$26,880,151	$53,201,239	$1,084,811	$1,651,684
Net realized gain (loss)	21,448,427	2,100,729	18,912,617	978,231	4,403,617	8,152,622
Net change in unrealized appreciation (depreciation)	25,028,000	(53,219,455)	(5,437,187)	5,528,464	2,292,065	9,438,654
Net increase (decrease) in net assets resulting from operations	65,578,743	(14,139,618)	40,355,581	59,707,934	7,780,493	19,242,960

From transactions in investors’ beneficial interests:
Contributions	114,090,227	229,761,560	64,326,603	116,427,122	11,718,044	21,426,618
Withdrawals	(184,938,875)	(349,444,213)	(55,753,886)	(139,221,398)	(8,331,665)	(27,001,328)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(70,848,648)	(119,682,653)	8,572,717	(22,794,276)	3,386,379	(5,574,710)

Net increase (decrease) in net assets	(5,269,905)	(133,822,271)	48,928,298	36,913,658	11,166,872	13,668,250

Net assets:
Beginning of period/year	1,336,210,864	1,470,033,135	856,906,301	819,992,643	123,270,315	109,602,065
End of period/year	$1,330,940,959	$1,336,210,864	$905,834,599	$856,906,301	$134,437,187	$123,270,315

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Large Core		Large Growth
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$6,029,801	$14,796,465	$1,701,637	$3,921,752	$2,240,833	$4,940,689
Net realized gain (loss)	58,107,439	177,405,771	13,685,713	58,081,271	82,213,012	96,591,812
Net change in unrealized appreciation (depreciation)	(12,300,391)	86,365,970	5,958,095	25,059,363	(47,986,925)	163,690,225
Net increase (decrease) in net assets resulting from operations	51,836,849	278,568,206	21,345,445	87,062,386	36,466,920	265,222,726

From transactions in investors’ beneficial interests:
Contributions	35,281,819	67,473,165	13,087,678	27,612,712	32,346,888	50,143,117
Withdrawals	(95,383,420)	(206,804,126)	(16,592,138)	(49,923,765)	(106,739,162)	(198,361,205)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(60,101,601)	(139,330,961)	(3,504,460)	(22,311,053)	(74,392,274)	(148,218,088)

Net increase (decrease) in net assets	(8,264,752)	139,237,245	17,840,985	64,751,333	(37,925,354)	117,004,638

Net assets:
Beginning of period/year	924,276,524	785,039,279	309,735,079	244,983,746	942,018,233	825,013,595
End of period/year	$916,011,772	$924,276,524	$327,576,064	$309,735,079	$904,092,879	$942,018,233

	Mid Value		Mid Growth		Small Value
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$5,906,091	$8,311,476	$(18,782)	$(7,052)	$513,967	$437,328
Net realized gain (loss)	132,153,970	100,694,928	5,221,835	41,796,938	6,272,691	7,673,016
Net change in unrealized appreciation (depreciation)	(68,924,075)	142,457,500	1,407,090	2,753,874	(5,489,613)	14,403,424
Net increase (decrease) in net assets resulting from operations	69,135,986	251,463,904	6,610,143	44,543,760	1,297,045	22,513,768

From transactions in investors’ beneficial interests:
Contributions	35,274,206	71,316,736	9,335,487	14,172,136	5,355,894	9,361,371
Withdrawals	(90,270,403)	(125,663,958)	(31,479,761)	(73,505,761)	(13,242,453)	(19,760,939)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(54,996,197)	(54,347,222)	(22,144,274)	(59,333,625)	(7,886,559)	(10,399,568)

Net increase (decrease) in net assets	14,139,789	197,116,682	(15,534,131)	(14,789,865)	(6,589,514)	12,114,200

Net assets:
Beginning of period/year	975,081,164	777,964,482	150,143,062	164,932,927	82,297,542	70,183,342
End of period/year	$989,220,953	$975,081,164	$134,608,931	$150,143,062	$75,708,028	$82,297,542

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Core		Small Growth		International Equity
	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013	June 30, 2014 (unaudited)	December 31, 2013
From operations:
Net investment income (loss)	$1,443,025	$2,337,203	$(147,632)	$(309,418)	$13,458,027	$8,015,375
Net realized gain (loss)	21,620,970	102,876,283	5,124,799	4,048,714	13,440,133	172,319,982
Net change in unrealized appreciation (depreciation)	(7,598,848)	(14,167,804)	(4,555,892)	17,451,716	8,067,528	(101,698,516)
Net increase (decrease) in net assets resulting from operations	15,465,147	91,045,682	421,275	21,191,012	34,965,688	78,636,841

From transactions in investors’ beneficial interests:
Contributions	10,538,919	20,969,699	5,885,354	11,088,755	52,734,613	56,228,758
Withdrawals	(29,240,545)	(74,769,828)	(10,958,136)	(17,515,184)	(105,791,171)	(137,192,742)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(18,701,626)	(53,800,129)	(5,072,782)	(6,426,429)	(53,056,558)	(80,963,984)

Net increase (decrease) in net assets	(3,236,479)	37,245,553	(4,651,507)	14,764,583	(18,090,870)	(2,327,143)

Net assets:
Beginning of period/year	334,181,604	296,936,051	73,064,381	58,299,798	612,105,314	614,432,457
End of period/year	$330,945,125	$334,181,604	$68,412,874	$73,064,381	$594,014,444	$612,105,314

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS

For the period or years ended:

	Money Market
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$861,437		$986,862	$948,358	$995,629	$1,065,396	$1,132,907
Total return	(0.02	)%(A)	(0.07)%	(0.11)%	(0.04)%	0.02%	0.36%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.28	%(B)	0.29%	0.28%	0.28%	0.28%	0.27%
Before (waiver/reimbursement)	0.28	%(B)	0.29%	0.28%	0.28%	0.28%	0.27%
Net investment income (loss) to average net assets	(0.05	)%(B)	(0.07)%	(0.11)%	(0.04)%	0.02%	0.37%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	High Quality Bond
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$382,232		$399,858	$386,046	$458,228	$463,701	$477,088
Total return	0.77	%(A)	0.41%	2.95%	2.16%	4.20%	9.83%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.38	%(B)	0.39%	0.38%	0.38%	0.38%	0.38%
Before (waiver/reimbursement)	0.38	%(B)	0.39%	0.38%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets	1.39	%(B)	1.81%	2.10%	2.43%	2.99%	3.75%
Portfolio turnover rate	50	%(A)	77%	68%	84%	87%	104%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Inflation-Protected Securities
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$282,513		$274,788	$341,136	$358,544	$328,010	$370,010
Total return	6.13	%(A)	(8.26)%	7.06%	12.33%	6.23%	10.22%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.40	%(B)	0.40%	0.40%	0.40%	0.38%	0.40%
Before (waiver/reimbursement)	0.41	%(B)	0.41%	0.40%	0.40%	0.38%	0.40%
Net investment income (loss) to average net assets	2.26	%(B)	0.48%	1.43%	3.30%	2.04%	1.02%
Portfolio turnover rate	37	%(A)	99%	103%	134%	117%	118%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Core Bond
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$1,330,941		$1,336,211	$1,470,033	$1,588,591	$1,622,006	$1,749,531
Total return	5.29	%(A)	(0.96)%	8.28%	6.20%	8.26%	12.89%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.39	%(B)	0.39%	0.39%	0.39%	0.39%	0.38%
Before (waiver/reimbursement)	0.39	%(B)	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income (loss) to average net assets	2.86	%(B)	2.64%	3.03%	3.54%	3.65%	4.45%
Portfolio turnover rate	150	%(A)	200%	297%	406%	633%	1,014	%(C)

(A)	Not annualized.
(B)	Annualized.
(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	High Yield Bond
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$905,835		$856,906	$819,993	$729,276	$709,083	$641,917
Total return	4.81	%(A)	7.48%	15.14%	4.93%	15.81%	57.21%
Ratio and supplemental data
Expenses to average net assets (B)
After (waiver/reimbursement)	0.58	%(C)	0.59%	0.59%	0.59%	0.59%	0.59%
Before (waiver/reimbursement)	0.58	%(C)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss) to average net assets	6.10	%(C)	6.37%	7.23%	8.04%	8.84%	10.10%
Portfolio turnover rate (D)	62	%(A)(E)	51%	102%	81%	98%	98%

(A)	Not annualized.
(B)	Does not include expenses of the investment companies in which the portfolio invests.
(C)	Annualized.
(D)	Does not include portfolio activity of the investment companies in which the portfolio invests.
(E)	Increase in portfolio turnover rate was triggered by a change in the portfolio’s sub-adviser.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Balanced
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$134,437		$123,270	$109,602	$104,111	$116,337	$137,734
Total return	6.29	%(A)	18.33%	13.47%	3.60%	13.91%	23.45%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.50	%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Before (waiver/reimbursement)	0.60	%(B)	0.63%	0.61%	0.62%	0.59%	0.55%
Net investment income (loss) to average net assets	1.71	%(B)	1.44%	1.82%	2.26%	2.42%	3.01%
Portfolio turnover rate	76	%(A)	123%	150%	245%	211%	167%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Large Value
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012		December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$916,012		$924,277	$785,039		$877,766	$1,014,115	$1,263,463
Total return	5.52	%(A)	38.08%	17.39%		2.32%	14.66%	16.71%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.47	%(B)	0.48%	0.48%		0.47%	0.47%	0.48%
Before (waiver/reimbursement)	0.47	%(B)	0.48%	0.48%		0.47%	0.47%	0.48%
Net investment income (loss) to average net assets	1.35	%(B)	1.69%	2.08	%(C)	1.70%	1.65%	2.22%
Portfolio turnover rate	36	%(A)	99%	48%		55%	62%	124	%(D)

(A)	Not annualized.
(B)	Annualized.
(C)	Includes litigation proceeds received during the year that represented 0.15%.
(D)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Large Core
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$327,576		$309,735	$244,984	$235,204	$255,995	$280,896
Total return	6.64	%(A)	37.28%	17.30%	3.51%	11.79%	23.36%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.63	%(B)	0.64%	0.64%	0.63%	0.63%	0.62%
Before (waiver/reimbursement)	0.63	%(B)	0.64%	0.64%	0.63%	0.63%	0.62%
Net investment income (loss) to average net assets	1.10	%(B)	1.41%	1.68%	1.37%	1.47%	1.57%
Portfolio turnover rate	39	%(A)	116%	54%	63%	55%	168%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Large Growth
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$904,093		$942,018	$825,014	$1,016,307	$1,176,583	$1,341,520
Total return	4.36	%(A)	35.32%	14.91%	(1.78)%	16.62%	35.56%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.65	%(B)	0.65%	0.65%	0.65%	0.65%	0.65%
Before (waiver/reimbursement)	0.65	%(B)	0.66%	0.66%	0.65%	0.66%	0.65%
Net investment income (loss) to average net assets	0.50	%(B)	0.57%	0.75%	0.34%	0.56%	0.97%
Portfolio turnover rate	23	%(A)	49%	53%	53%	119%	102	%(C)

(A)	Not annualized.
(B)	Annualized.
(C)	Excludes investment securities received in kind.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Mid Value
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$989,221		$975,081	$777,964	$748,835	$909,134	$808,661
Total return	7.50	%(A)	32.99%	19.50%	(2.19)%	21.29%	32.53%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.70	%(B)	0.70%	0.70%	0.70%	0.69%	0.70%
Before (waiver/reimbursement)	0.70	%(B)	0.70%	0.70%	0.70%	0.69%	0.70%
Net investment income (loss) to average net assets	1.23	%(B)	0.93%	1.36%	1.08%	1.14%	1.44%
Portfolio turnover rate	72	%(A)	53%	71%	69%	76%	122%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Mid Growth
	June 30, 2014 (unaudited)		December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$134,609		$150,143		$164,933	$206,602	$269,733	$251,749
Total return	5.06	%(A)	30.35%		13.93%	(6.90)%	29.27%	25.24%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.75	%(B)	0.75%		0.75%	0.75%	0.75%	0.75%
Before (waiver/reimbursement)	0.76	%(B)	0.77%		0.76%	0.75%	0.75%	0.76%
Net investment income (loss) to average net assets	(0.03	)%(B)	—	%(C)	0.10%	(0.33)%	(0.36)%	(0.23)%
Portfolio turnover rate	30	%(A)	234%		178%	135%	199%	214%

(A)	Not annualized.
(B)	Annualized.
(C)	Rounds to less than 0.01% or (0.01)%.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Small Value
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$75,708		$82,298	$70,183	$103,958	$134,427	$145,727
Total return	1.41	%(A)	34.10%	16.11%	1.35%	23.12%	19.64%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.85	%(B)	0.85%	0.85%	0.85%	0.85%	0.85%
Before (waiver/reimbursement)	0.88	%(B)	0.88%	0.88%	0.87%	0.87%	0.88%
Net investment income (loss) to average net assets	1.33	%(B)	0.57%	1.41%	0.63%	0.84%	1.24%
Portfolio turnover rate	10	%(A)	16%	15%	16%	121%	103%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

	Small Core
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$330,945		$334,182	$296,936	$296,060	$341,598	$340,044
Total return	4.75	%(A)	33.62%	15.04%	(2.19)%	29.89%	27.64%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.83	%(B)	0.84%	0.84%	0.84%	0.85%	0.85%
Before (waiver/reimbursement)	0.83	%(B)	0.84%	0.84%	0.84%	0.85%	0.85%
Net investment income (loss) to average net assets	0.89	%(B)	0.74%	1.07%	0.32%	0.43%	0.67%
Portfolio turnover rate	82	%(A)	195%	59%	59%	55%	88%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	Small Growth
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$68,413		$73,064	$58,300	$108,124	$142,731	$152,724
Total return	0.25	%(A)	37.97%	1.30%	(6.45)%	25.65%	32.99%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.90	%(B)	0.90%	0.90%	0.90%	0.90%	0.90%
Before (waiver/reimbursement)	0.92	%(B)	0.93%	0.94%	0.94%	0.93%	0.93%
Net investment income (loss) to average net assets	(0.43	)%(B)	(0.46)%	(0.20)%	(0.37)%	(0.41)%	(0.38)%
Portfolio turnover rate	42	%(A)	72%	209%	120%	99%	104%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

	International Equity
	June 30, 2014 (unaudited)		December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010	December 31, 2009
Net assets end of period/year (000’s)	$594,014		$612,105	$614,432	$680,170	$893,260	$1,044,049
Total return	5.80	%(A)	13.92%	17.35%	(13.51)%	14.94%	26.10%
Ratio and supplemental data
Expenses to average net assets
After (waiver/reimbursement)	0.82	%(B)	0.85%	0.82%	0.82%	0.81%	0.82%
Before (waiver/reimbursement)	0.82	%(B)	0.85%	0.82%	0.82%	0.81%	0.82%
Net investment income (loss) to average net assets	4.46	%(B)	1.31%	1.65%	1.70%	1.45%	1.39%
Portfolio turnover rate	17	%(A)	116%	23%	24%	29%	138%

(A)	Not annualized.
(B)	Annualized.

Note: Prior to January 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS

At June 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds: Transamerica Partners Money Market Portfolio (“Money Market”), Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”), Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”), Transamerica Partners Core Bond Portfolio (“Core Bond”), Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”), Transamerica Partners Balanced Portfolio (“Balanced”), Transamerica Partners Large Value Portfolio (“Large Value”), Transamerica Partners Large Core Portfolio (“Large Core”), Transamerica Partners Large Growth Portfolio (“Large Growth”), Transamerica Partners Mid Value Portfolio (“Mid Value”), Transamerica Partners Mid Growth Portfolio (“Mid Growth”), Transamerica Partners Small Value Portfolio (“Small Value”), Transamerica Partners Small Core Portfolio (“Small Core”), Transamerica Partners Small Growth Portfolio (“Small Growth”), and Transamerica Partners International Equity Portfolio (“International Equity”) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolios. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees, participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board of Trustees oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolios by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolios from time to time, monitoring and verifying the custodian’s daily calculation of net asset value; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and their dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolios. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statements of Operations.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or its affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

In preparing the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act.

By lending securities, a Portfolio seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at June 30, 2014, if any, are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at June 30, 2014, if any, are shown on a gross basis in the Schedules of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at June 30, 2014, if any, are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Portfolio purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Foreign currency options: The Portfolios may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

The underlying face amounts of open options and swaptions at June 30, 2014, if any, are listed in the Schedules of Investments.

Transactions in written options were as follows:

Inflation-Protected Securities	Premiums	Contracts
Balance at December 31, 2013	$15,173	207
Sales	160,406	480
Closing Buys	(77,232)	(351)
Expirations	(40,995)	(176)
Exercised	—	—

Balance at June 30, 2014	$57,352	160

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Core Bond	Premiums	Contracts
Balance at December 31, 2013	$48,432	663
Sales	573,727	1,534
Closing Buys	(622,159)	(2,197)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$—	—

Balanced	Premiums	Contracts
Balance at December 31, 2013	$ 1,680	23
Sales	21,346	57
Closing Buys	(23,026)	(80)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$ —	—

Transactions in written swaptions, inflation cap and foreign exchange options were as follows:

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2013	$ 290,089	$26,415,000
Sales	625,888	39,075,000
Closing Buys	(401,377)	(28,100,000)
Expirations	(48,255)	(4,390,000)
Exercised	—	—

Balance at June 30, 2014	$ 466,345	$33,000,000

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2013	$ —	NZD —
Sales	10,021	1,340,000
Closing Buys	—	—
Expirations	(10,021)	(1,340,000)
Exercised	—	—

Balance at June 30, 2014	$ —	NZD —

Inflation-Protected Securities	Premiums	Notional Amount
Balance at December 31, 2013	$ 282,888	EUR 8,590,000
Sales	37,137	5,980,000
Closing Buys	—	—
Expirations	(95,588)	(10,300,000)
Exercised	—	—

Balance at June 30, 2014	$ 224,437	EUR 4,270,000

Core Bond	Premiums	Notional Amount
Balance at December 31, 2013	$ 91,923	JPY 3,560,000,000
Sales	—	—
Closing Buys	(91,923)	(3,560,000,000)
Expirations	—	—
Exercised	—	—

Balance at June 30, 2014	$ —	JPY —

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at June 30, 2014, if any, are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses in the Statements of Operations.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

The open centrally cleared swap agreements at June 30, 2014, if any, are listed in the Schedules of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios, if applicable, and is included in the Statements of Assets and Liabilities.

The open OTC swap agreements at June 30, 2014, if any, are listed in the Schedules of Investments. The value, as applicable, is included in the Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolios investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as dividends and/or interest from securities sold short in the Statements of Operations. The Portfolios also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations.

Open short sale transactions at June 30, 2014, if any, are included in the Schedules of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Open loan participations and assignments at June 30, 2014, if any, are included in the Schedules of Investments.

The Portfolios held no unsecured loan participations at June 30, 2014.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statements of Assets and Liabilities.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investing in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

When-Issued, forward delivery securities and delayed delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses on the security.

Open trades, if any, are included in the When-issued securities purchased in the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statements of Assets and Liabilities.

The PIKs at June 30, 2014, if any, are listed in the Schedules of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 1. (continued)

valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at June 30, 2014, if any, are listed in the Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolios with broker/dealers with which other funds or portfolios advised by TAM has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

Commissions recaptured for the period ended June 30, 2014, are included in Net realized gain (loss) in the Statements of Operations and are summarized as follows:

Portfolio Name	Commissions
Large Growth	$13,694
Mid Value	107,447
Small Value	403
Small Growth	1,403
International Equity	1,054

Portfolios not listed in the above table did not have any commissions recaptured during the period ended June 30, 2014.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REITs”): Dividend income related to a REIT is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

The Portfolios’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 2. (continued)

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage passthroughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage passthroughs include TBA securities and mortgage passthrough certificates. Generally, TBA securities and mortgage passthroughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2014, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. Western Reserve and AUSA are wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Money Market, Core Bond, High Yield Bond and Balanced.

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. The percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	% of Interest in Series Portfolio or Master Portfolio
Money Market	53.57%
High Quality Bond	23.13
Inflation-Protected Securities	38.63
Core Bond	25.68
High Yield Bond	14.42
Balanced	47.37
Large Value	29.91
Stock Index	6.87
Large Core	27.03
Large Growth	27.76
Mid Value	16.59
Mid Growth	42.89
Small Value	49.67
Small Core	27.00
Small Growth	54.64
International Equity	30.06

Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. The percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	% of Interest in Series Portfolio or Master Portfolio
Money Market	34.70%
High Quality Bond	15.57
Inflation-Protected Securities	30.49
Core Bond	30.39
High Yield Bond	37.83
Balanced	4.06
Large Value	11.29
Stock Index	18.84
Large Core	2.41
Large Growth	11.66
Mid Value	49.09
Mid Growth	19.69
Small Value	10.83
Small Core	9.12
Small Growth	16.31
International Equity	12.13

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market Portfolio	3.55%
High Quality Bond Portfolio	15.44
Inflation-Protected Securities Portfolio	12.25
Core Bond Portfolio	12.73
High Yield Bond Portfolio	5.88
Balanced Portfolio	44.36
Large Value Portfolio	39.39
Large Core Portfolio	54.38
Large Growth Portfolio	42.62
Mid Value Portfolio	6.01
Mid Growth Portfolio	0.95
Small Value Portfolio	0.93
Small Core Portfolio	52.01
Small Growth Portfolio	1.02
International Equity Portfolio	25.96

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market Portfolio	8.13%
High Quality Bond Portfolio	36.79
Inflation-Protected Securities Portfolio	13.55
Core Bond Portfolio	26.15
High Yield Bond Portfolio	24.02
Balanced Portfolio	3.84
Large Value Portfolio	14.45
Large Core Portfolio	12.80
Large Growth Portfolio	15.19
Mid Value Portfolio	6.08
Mid Growth Portfolio	21.24
Small Value Portfolio	30.33
Small Core Portfolio	10.23
Small Growth Portfolio	19.87
International Equity Portfolio	26.44

TAM Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market Collective Trust Fund	0.04%
High Quality Bond Collective Trust Fund	9.08
Inflation-Protected Securities Collective Trust Fund	5.07
Core Bond Collective Trust Fund	5.04
High Yield Bond Collective Trust Fund	17.85
Large Value Collective Trust Fund	4.78
Large Core Collective Trust Fund	3.37
Large Growth Collective Trust Fund	2.69
Mid Value Collective Trust Fund	22.22
Mid Growth Collective Trust Fund	15.23
Small Value Collective Trust Fund	8.24
Small Core Collective Trust Fund	1.64
Small Growth Collective Trust Fund	8.16
International Equity Collective Trust Fund	5.42

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TFS is the Portfolios’ administrator and receives no separate compensation for providing transfer agency services. TAM and TFS are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below corresponding to the Portfolios’ average daily net assets (“ANA”).

For each Portfolio, TAM has entered into Investment sub-advisory agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios, and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM. Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Portfolio Name	Advisory Fee
Money Market	0.2500%
High Quality Bond	0.3500
Inflation-Protected Securities	0.3500
Core Bond (Effective May 1, 2014)
First $2 billion	0.3500
Over $2 billion	0.3350
Core Bond (Prior to May 1, 2014)	0.3500
High Yield (Effective May 1, 2014)
First $1.25 billion	0.5500
Over $1.25 billion to $2 billion	0.5250
Over $2 billion	0.5000
High Yield Bond (Prior to May 1, 2014)	0.5500
Balanced	0.4500
Large Value	0.4500
Large Core	0.6000
Large Growth	0.6200
Mid Value (Effective May 1, 2014)
First $750 million	0.6700
Over $750 million to $1.5 billion	0.6650
Over $1.5 billion to $2 billion	0.6550
Over $2 billion	0.6475
Mid Value (Prior to May 1, 2014)	0.6700
Mid Growth	0.7200
Small Value	0.8200
Small Core
First $300 million	0.8000
Over $300 million	0.7700
Small Growth
First $300 million	0.8400
Over $300 million	0.8000
International Equity
First $500 million	0.7400
Over $500 million to $1 billion	0.7200
Over $1 billion to $2 billion	0.6900
Over $2 billion	0.6600

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 3. (continued)

TAM has voluntarily elected to waive fees to the extent that the total operating expenses of a Portfolio exceed the following expense caps (as a percentage of ANA):

Portfolio Name	Expense Cap
Money Market	0.30%
High Quality Bond	0.40
Inflation-Protected Securities	0.40
Core Bond	0.40
High Yield Bond	0.60
Balanced	0.50
Large Value	0.50
Large Core	0.65
Large Growth	0.65
Mid Value	0.70
Mid Growth	0.75
Small Value	0.85
Small Core	0.85
Small Growth	0.90
International Equity	0.90

The expenses reimbursed are included in the Statements of Operations. Such fee waivers are not subject to recoupment by TAM in future years.

TAM also may waive additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses reimbursed that are unsettled at year end are included in Due from advisor in the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation payable from the Portfolios may be deferred that would otherwise be payable by the Separate Account to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2014.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2014 were as follows:

	Purchases of securities		Proceeds from maturities and sales of securities
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Money Market	$—	$—	$—	$—
High Quality Bond	88,949,938	98,945,434	123,771,250	72,912,797
Inflation-Protected Securities	20,397,416	80,581,137	26,106,498	82,035,726
Core Bond	492,267,172	1,438,725,636	436,873,735	1,669,018,145
High Yield Bond	562,408,786	—	522,658,406	—
Balanced	42,495,950	52,039,087	36,937,221	55,959,089
Large Value	321,463,819	—	390,253,467	—
Large Core	120,546,220	—	123,267,612	—
Large Growth	210,450,605	—	283,846,103	—
Mid Value	678,702,713	—	745,309,416	—
Mid Growth	43,076,798	—	65,383,440	—
Small Value	7,307,332	—	15,815,453	—
Small Core	268,335,631	—	282,783,179	—
Small Growth	28,480,155	—	33,744,809	—
International Equity	100,897,357	—	119,152,231	—

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Inflation-Protected Securities:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	10	8	9
Purchased options and swaptions	10	10	12
Written options and swaptions	10	7	9
Swap agreements	7	8	8
Forward foreign currency contracts	22	16	17

(A)	Calculated based on positions held at each month end during the current period.

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset derivatives
Purchased options and swaptions, at value (A) (B)	$905,223	$—	$905,223
Unrealized appreciation on futures contracts (B) (C)	184,498	—	184,498
Swap agreements, at value (B)	572,190	—	572,190
Unrealized appreciation on forward foreign currency contracts	—	64,873	64,873
Total gross amount of assets (D)	$1,661,911	$64,873	$1,726,784
Liability derivatives
Written options and swaptions, at value (B)	$(522,104)	$—	$(522,104)
Unrealized depreciation on futures contracts (B) (C)	(202,988)	—	(202,988)
Swap agreements, at value (B)	(176,319)	—	(176,319)
Unrealized depreciation on forward foreign currency contracts	—	(367,441)	(367,441)
Total gross amount of liabilities (D)	$(901,411)	$(367,441)	$(1,268,852)

(A)	Included within Investment securities, at value.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Inflation-Protected Securities (continued):

The following tables present the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Financial Assets and Derivative Assets, and Collateral Received as of June 30, 2014:

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Received (B)	Net Amount (not less than $0)
Bank of America, N.A.	$6,543	$(6,543)	$—	$—
Deutsche Bank AG	880,447	(354,517)	(500,000)	25,930
JPMorgan Chase Bank, N.A.	1,892	(1,892)	—	—
State Street Bank	39,138	(39,138)	—	—
UBS AG	558,255	(144,091)	—	414,164
Other Derivatives (C)	240,509	—	—	240,509
Total	$1,726,784	$(546,181)	$(500,000)	$680,603

Financial Liabilities and Derivative Liabilities, and Collateral Pledged as of June 30, 2014:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Value Eligible for Offset	Collateral Pledged (B)	Net Amount (not less than $0)
Bank of America, N.A.	$14,370	$(6,543)	$—	$7,827
Barclays Bank PLC	91,121	—	—	91,121
Citibank, N.A.	164,289	—	—	164,289
Deutsche Bank AG	354,517	(354,517)	—	—
JPMorgan Chase Bank, N.A.	57,524	(1,892)	—	55,632
State Street Bank	56,133	(39,138)	—	16,995
UBS AG	144,091	(144,091)	—	—
Other Derivatives (C)	386,807	—	—	386,807
Total	$1,268,852	$(546,181)	$—	$722,671

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Inflation-Protected Securities (continued):

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(274,322)	$(117,135)	$(391,457)
Net realized gain (loss) on futures contracts	(1,397,906)	—	(1,397,906)
Net realized gain (loss) on written options and swaptions	359,760	153,865	513,625
Net realized gain (loss) on swap agreements	(760,932)	—	(760,932)
Net realized gain (loss) on forward foreign currency contracts (B)	—	(257,675)	(257,675)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(355,296)	28,392	(326,904)
Net change in unrealized appreciation (depreciation) on futures contracts	66,924	—	66,924
Net change in unrealized appreciation (depreciation) on written options and swaptions	174,125	(41,069)	133,056
Net change in unrealized appreciation (depreciation) on swap agreements	539,230	—	539,230
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	76,075	76,075
Total	$(1,648,417)	$(157,547)	$(1,805,964)

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives, under standard derivatives agreements, the Portfolio may be required to post collateral on derivatives if the Portfolio is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Core Bond:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	7	—	8	(B)
Purchased options and swaptions	5	—	4	(B)
Written options and swaptions	4	—	4	(B)
Swap agreements	16	—	17	(B)
Forward foreign currency contracts	3	—	4	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Core Bond (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$(190,046)	$—	$—	$(190,046)
Net realized gain (loss) on futures contracts	5,581,819	—	—	5,581,819
Net realized gain (loss) on written options and swaptions	(36,775)	—	—	(36,775)
Net realized gain (loss) on swap agreements	(1,442,247)	—	328,048	(1,114,199)
Net realized gain (loss) on forward foreign currency contracts (B)	—	(247,013)	—	(247,013)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(179,780)	—	—	(179,780)
Net change in unrealized appreciation (depreciation) on futures contracts	296,716	—	—	296,716
Net change in unrealized appreciation (depreciation) on written options and swaptions	14,390	—	—	14,390
Net change in unrealized appreciation (depreciation) on swap agreements	22,157	—	(96,721)	(74,564)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	381,038	—	381,038
Total	$4,066,234	$134,025	$231,327	$4,431,586

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Balanced:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Futures contracts	7	1	4
Purchased options and swaptions	1	—	1	(B)
Written options and swaptions	1	—	2	(B)
Swap agreements	—	—	4	(B)
Forward foreign currency contracts	2	—	2	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

Balanced (continued):

The tables below highlight the types of risk associated with the derivative instruments:

Fair Value of Derivative Instruments in the Statements of Assets and Liabilities as of June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Equity contracts	Total
Asset derivatives
Unrealized appreciation on futures contracts (A)	$4,445	$4,445
Total gross amount of assets (B)	$4,445	$4,445

(A)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(B)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on purchased options and swaptions (A)	$3,965	$—	$—	$—	$3,965
Net realized gain (loss) on futures contracts	186,075	—	—	60,721	246,796
Net realized gain (loss) on written options and swaptions	(4,625)	—	—	—	(4,625)
Net realized gain (loss) on swap agreements	(2,586)	—	2,153	—	(433)
Net realized gain (loss) on forward foreign currency contracts (B)	—	(9,341)	—	—	(9,341)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options and swaptions (C)	(8,867)	—	—	—	(8,867)
Net change in unrealized appreciation (depreciation) on futures contracts	(789)	—	—	(7,717)	(8,506)
Net change in unrealized appreciation (depreciation) on written options and swaptions	2,058	—	—	—	2,058
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions (D)	—	8,296	—	—	8,296
Total	$175,231	$(1,045)	$2,153	$53,004	$229,343

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

The Portfolio’s derivatives are not subject to a master netting arrangement, or another similar arrangement.

Transamerica Partners Portfolio	Semi-Annual Report 2014

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2014

(unaudited)

NOTE 5. (continued)

International Equity:

The Portfolio is subject to various risks in the normal course of pursuing its investment objective. The following table details the volume of derivative positions held during the period:

	Beginning number of positions at December 31, 2013	Ending number of positions at June 30, 2014	Average number of positions (A)
Forward foreign currency contracts	—	—	1	(B)

(A)	Calculated based on positions held at each month end during the current period.
(B)	Although there were no open positions at the beginning and/or the end of the period the Portfolio periodically invested in this derivative during the period.

The tables below highlight the types of risk associated with the derivative instruments:

Effect of Derivative Instruments in the Statements of Operations for the period ended June 30, 2014:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Total
Net realized gain (loss) on derivatives recognized in income
Net realized gain (loss) on forward foreign currency contracts (A)	$595	$595
Net change in unrealized appreciation (depreciation) on derivatives recognized in income
Total	$595	$595

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Portfolios’ financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

NOTE 8. SUBSEQUENT EVENTS

On July 1, 2014, Transamerica Partners Large Growth Portfolio lowered its advisory fees.

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Portfolios’ financial statements.

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TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Portfolio” and collectively the “Portfolios”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Money Market Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners Large Core Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Growth Portfolio

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) for the Portfolios listed in the left-hand column below between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, Inc.
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company, LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc.
Transamerica Partners Money Market Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.
Transamerica Partners Small Value Portfolio	Wellington Management Company, LLP

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each Agreement is in the best interests of the applicable Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2015. In reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since shareholders could not invest directly in the Portfolio and that is the manner in which Lipper provided its comparative information.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and each Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee(s). With respect to each Portfolio, the Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; where applicable, the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2013.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3-year period, in line with the median for the past 5-year period and below the median for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio. The Trustees also noted anticipated changes in the portfolio management team of one of the sub-advisers to the Portfolio. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 5- and 10-year periods and below the median for the past 1- and 3-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 5-

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

and 10-year periods and below the median for the past 1- and 3-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for the past 5-year period and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers to the Portfolio.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and 10-year periods. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board also noted upcoming changes to the portfolio management team and process of one sub-adviser to the Portfolio that would take place on or about July 1, 2014. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1- and 3-year periods and below its primary benchmark for the past 5- and

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Board noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 5- and 10-year periods, in line with the median for the past 3-year period and below the median for the past 1-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that it had approved the replacement of one sub-adviser to the Portfolio during the past year and that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to monitor and report to the Board on the performance of the Portfolio. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly-constrained money market universe is largely a function of expenses. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition going forward. The Board also noted that the Portfolio’s performance included the management of a previous sub-adviser to the Portfolio.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of the previous sub-adviser to the Portfolio.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and agreed to continue to monitor the performance of the Portfolio. The Board also noted that the Portfolio’s performance included the management of previous sub-advisers of the Portfolio.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Portfolio’s investment objectives, policies and strategies and that is competitive with other investment companies.

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered, where applicable, the fees charged by the Sub-Advisers for sub-advisory services, the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Balanced Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Core Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Quality Bond Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners High Yield Bond Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Inflation-Protected Securities Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners International Equity Portfolio. The Board noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Core Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Large Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and in line with the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Mid Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Money Market Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were in line with the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the

Transamerica Partners Portfolio	Semi-Annual Report 2014

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Core Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Partners Small Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Portfolios, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser and are paid by TAM and not the applicable Portfolio. As a result, the Board principally considered the profitability of TAM and its affiliates with respect to each Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the

Transamerica Partners Portfolio	Semi-Annual Report 2014

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

extent to which the Portfolios benefited from any economies of scale. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers and whether each Portfolio has achieved economies of scale in the future.

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolios

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement is in the best interests of the applicable Portfolio and its shareholders and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolio	Semi-Annual Report 2014

TRANSAMERICA PARTNERS PORTFOLIOS

Transamerica Partners Core Bond Portfolio

Transamerica Partners Balanced Portfolio

Transamerica Partners High Yield Bond Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of the Portfolios solicited a vote by the shareholders for the following items:

At the special meetings of shareholders held on April 28, 2014, the results were as follows:

Transamerica Partners Core Bond Portfolio:

Proxy I — Proposal I: To approve a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date — January 17, 2014	Total Assets Voted ($)	% of Voted	% of Total
For	1,095,859,736.340	88.217	81.123
Against	3,328,207.428	0.268	0.246
Abstain	143,049,134.943	11.515	10.589
Broker Non-Vote	0.000	0.000	0.000
Total	1,242,237,078.712	100.000	91.959

Transamerica Partners Balanced Portfolio:

Proxy I — Proposal II: To approve a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date — January 17, 2014	Total Assets Voted ($)	% of Voted	% of Total
For	82,421,623.933	90.035	66.850
Against	1,950,396.027	2.131	1.582
Abstain	7,171,858.724	7.834	5.817
Broker Non-Vote	0.000	0.000	0.000
Total	91,543,878.684	100.000	74.249

Transamerica Partners High Yield Bond Portfolio:

Proxy I — Proposal V: To approve a new sub-advisory agreement with Aegon USA Investment Management, LLC, an affiliate of TAM.

Record Date — January 17, 2014	Total Assets Voted ($)	% of Voted	% of Total
For	642,880,448.726	96.836	74.431
Against	520,815.422	0.078	0.060
Abstain	20,481,861.988	3.085	2.371
Broker Non-Vote	0.000	0.000	0.000
Total	663,883,126.137	100.000	76.863

Transamerica Partners Portfolio	Semi-Annual Report 2014

Board Members and Officers

The Board Members and executive officers of each Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of each Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of each Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Mutual Funds”). The Transamerica Mutual Funds consist of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 176 funds as of the date of this Semi-Annual Report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members of each Trust and each Portfolio Trust, their year of birth, their positions with the Trusts, and their principal occupations for the past five years (their titles may have varied during that period) the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Trustee became a Trustee of either of the Trusts or Transamerica Partners Portfolios.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit (1973)	Board Member, President and Chief Executive Officer	Since 2014

Board Member, President and Chief Executive Officer, Transamerica Funds, TST, TPP, TPFG, TPFG II, TAAVF and TIS (2014 – present);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – present);

Vice President, Transamerica Premier Life Insurance Company (2010 – present);

Vice President, Transamerica Life Insurance Company

(2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – present);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – present);

				176	N/A

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBERS—continued
Marijn P. Smit (continued)			Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and President and Director, Transamerica Stable Value Solutions, Inc. (2010 – present)
Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2012 – present); Consultant, Aegon USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, Aegon USA (1994 – 2010).	176	First Allied Holdings Inc. (2013 – 2014)
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	176	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)
Leo J. Hill (1956)	Lead Independent Board Member	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, Transamerica Funds and TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Market President, Nations Bank of Sun Coast Florida (1998 – 1999); Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);	176	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Leo J. Hill (continued)

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida

(1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia

(1976 – 1991).

David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	176	N/A
Russell A. Kimball, Jr. (1944)	Board Member	Since 2007	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	176	N/A
Eugene M. Mannella (1954)	Board Member	Since 1993	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008);	176	N/A

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Eugene M. Mannella (continued)

Board Member, TPP, TPFG, TPFG II and TAAVF
(1993 – present);

Board Member, Transamerica Funds, TST and TIS

(2007 – present);

Board Member, TII

(2008 – 2010); and

President, International Fund Services (alternative asset administration) (1993 – 2005).

Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2007	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Interim President, Mt. Mercy University (2013 – 2014); Director, Aspire Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1985 – 2006); and President, Kirkwood Community College (1985 – 2005).	176	Buena Vista University Board of Trustees (2004 – present); Chairman (2012 – present)
Joyce G. Norden (1939)	Board Member	Since 1993	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).	176	Board of Governors, Reconstructionist Rabbinical College (2007 – 2012)

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Patricia L. Sawyer (1950)	Board Member	Since 1993	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University; Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	176	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (1952)	Board Member	Since 2007	Attorney, Englander Fischer (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	176	Operation PAR,
Inc. (2008 – present);

West Central Florida
Council – Boy Scouts
of America

(2008 – 2013);
Remember Honor
Support, Inc. (non-
profit organization)
(2013 – present)
Board Member,
WRH Income
Properties, Inc. (real
estate)

(2014 – present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Officers

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (1973)	Board Member, President and Chief Executive Officer	Since 2014	See Table Above.
Tané T. Tyler (1965)	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	Since 2014

Vice President, Associate General Counsel, Chief Legal Officer and Secretary, Transamerica Funds, TST, TPP, TPFG, TPFG II, TAAVF and TIS

(2014 – present);

Director, Vice President, Associate General Counsel, Chief Legal Officer and Secretary, TAM and TFS (2014 – present);

Senior Vice President, Secretary and General Counsel, ALPS, Inc., ALPS Fund Services, Inc. and ALPS Distributors, Inc. (2004 – 2013); and

Secretary, Liberty All-Star Funds (2005 – 2013)

Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2007

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS (2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Thomas R. Wald (1960)	Chief Investment Officer	Since 2014

Chief Investment Officer, Transamerica Funds, TST, TPP, TPFG, TPFG II, TAAVF and TIS

(2014 – present);

Chief Investment Officer, TAM (2014 – present);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – present);

Vice President and Client Portfolio Manager,

Curian Capital, LLC

(2012 – 2014);

Portfolio Manager, Tactical Allocation Group, LLC

(2010 – 2011);

Mutual Fund Manager, Munder Capital Management (2005 – 2008); and

Mutual Fund Manager, Invesco Ltd. (1997 – 2004).

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Elizabeth Strouse (1974)	Vice President and Principal Financial Officer	Since 2010

Vice President and Principal Financial Officer

(2011 – present), Treasurer (2011 – 2014),

Assistant Treasurer (2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President and Chief Accounting Officer, TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF
(2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006)

Accounting and Assurance, PricewaterhouseCoopers, LLC.

Vincent J. Toner (1970)	Vice President, Fund Administration and Treasurer	Since 2014

Vice President, Fund Administration and Treasurer (2014 – present) Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President, Fund Administration and

Treasurer, TAM and TFS

(2014 – present);

Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman

(2010 – 2014); and

Vice President Fund Administration & Fund Accounting, OppenheimerFunds (2007 – 2010)

Richard J. Wirth (1958)	Assistant Secretary	Since 2013

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2013 – present);

Director, Senior Vice President, Division General Counsel and Secretary, Transamerica Advisors Life Insurance Company

(2012 – present);

Vice President and Division General Counsel, Transamerica Financial Life Insurance Company

(2012 – present);

Senior Vice President and Division General Counsel, Transamerica Life Insurance Company

(2012 – present);

Senior Vice President and Division General Counsel, Transamerica Premier Life Insurance Company (2012 – present);

Senior Vice President and Division General Counsel, Western Reserve Life Assurance Co. of Ohio (2012 – present);

Secretary, Aegon Financial Services Group, Inc. (2012 – present); and

Assistant General Counsel, The Hartford

(2004 – 2012).

Matthew H. Huckman, Sr. (1968)	Tax Manager	Since 2014	Tax Manager, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2014 – present); Tax Manager, TFS (2012 – present); and Assistant Mutual Fund Tax Manager, Invesco (2007 – 2012).

Transamerica Partners Portfolio	Semi-Annual Report 2014

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Scott M. Lenhart (1961)	Acting Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014

Acting Chief Compliance Officer and Anti-Money Laundering Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2014 – present);

Acting Chief Compliance Officer, Anti-Money Laundering Officer and Chief Risk Officer, TAM

(2014 – present);

Director of Compliance, Transamerica Investments & Retirement (2014 – present);

Senior Compliance Officer, TAM (2008 – 2014);

Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc.

(1999 – 2006); and

Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989 – 1998).

*	Elected and serves at the pleasure of the Board of the Trust.

If an officer has held offices for different portfolios for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.

Transamerica Partners Portfolio	Semi-Annual Report 2014

Master Investment Portfolio — S&P 500 Index Master Portfolio
II

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Master Portfolio Information	S&P 500 Stock Master Portfolio

As of June 30, 2014

Ten Largest Holdings	Percent of Long-Term Investments

Apple, Inc.	3%
Exxon Mobil Corp.	2
Microsoft Corp.	2
Johnson & Johnson	2
General Electric Co.	2
Wells Fargo & Co.	1
Chevron Corp.	1
Berkshire Hathaway, Inc. — Class B	1
JPMorgan Chase & Co.	1
The Procter & Gamble Co.	1

Sector Allocation	Percent of Long-Term Investments

Information Technology	19%
Financials	16
Health Care	13
Consumer Discretionary	12
Energy	11
Industrials	11
Consumer Staples	10
Materials	3
Utilities	3
Telecommunication Services	2

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	21

Schedule of Investments June 30, 2014 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
The Boeing Co.	211,878	$26,957,238
General Dynamics Corp.	102,861	11,988,450
Honeywell International, Inc.	247,310	22,987,464
L-3 Communications Holdings, Inc.	27,230	3,288,023
Lockheed Martin Corp.	84,199	13,533,305
Northrop Grumman Corp.	67,633	8,090,936
Precision Castparts Corp.	45,716	11,538,718
Raytheon Co.	98,772	9,111,717
Rockwell Collins, Inc.	42,786	3,343,298
Textron, Inc.	88,176	3,376,259
United Technologies Corp.	266,346	30,749,646

		144,965,054
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	46,869	2,989,774
Expeditors International of Washington, Inc.	62,352	2,753,464
FedEx Corp.	87,724	13,279,659
United Parcel Service, Inc., Class B	222,608	22,852,937

		41,875,834
Airlines — 0.3%
Delta Air Lines, Inc.	267,771	10,368,093
Southwest Airlines Co.	218,521	5,869,474

		16,237,567
Auto Components — 0.4%
BorgWarner, Inc.	72,194	4,706,327
Delphi Automotive PLC	87,281	5,999,696
The Goodyear Tire & Rubber Co.	87,156	2,421,194
Johnson Controls, Inc.	209,738	10,472,218

		23,599,435
Automobiles — 0.7%
Ford Motor Co.	1,248,757	21,528,571
General Motors Co.	415,290	15,075,027
Harley-Davidson, Inc.	68,974	4,817,834

		41,421,432
Banks — 5.8%
Bank of America Corp.	3,320,971	51,043,324
BB&T Corp.	226,896	8,946,509
Citigroup, Inc.	959,344	45,185,102
Comerica, Inc.	57,439	2,881,140
Fifth Third Bancorp	268,579	5,734,162
Huntington Bancshares, Inc.	261,323	2,493,021
JPMorgan Chase & Co.	1,195,231	68,869,210
KeyCorp	278,914	3,996,838
M&T Bank Corp.	41,522	5,150,804
The PNC Financial Services Group, Inc. (b)	168,677	15,020,687
Regions Financial Corp.	435,581	4,625,870
SunTrust Banks, Inc.	168,342	6,743,780
US Bancorp	573,227	24,832,194
Wells Fargo & Co.	1,513,664	79,558,180
Zions Bancorporation	58,457	1,722,728

		326,803,549
Beverages — 2.1%
Brown-Forman Corp., Class B	51,187	4,820,280
The Coca-Cola Co.	1,193,695	50,564,920
Coca-Cola Enterprises, Inc.	73,864	3,529,222
Constellation Brands, Inc., Class A (a)	53,297	4,697,065
Dr Pepper Snapple Group, Inc.	62,020	3,633,132
Molson Coors Brewing Co., Class B	50,174	3,720,904

Common Stocks	Shares	Value
Beverages (concluded)
Monster Beverage Corp. (a)	42,733	$3,035,325
PepsiCo, Inc.	478,775	42,773,758

		116,774,606
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	62,463	9,759,844
Amgen, Inc.	239,070	28,298,716
Biogen Idec, Inc. (a)	74,909	23,619,557
Celgene Corp. (a)	255,294	21,924,648
Gilead Sciences, Inc. (a)	484,974	40,209,194
Regeneron Pharmaceuticals, Inc. (a)	25,168	7,109,205
Vertex Pharmaceuticals, Inc. (a)	74,585	7,061,708

		137,982,872
Building Products — 0.1%
Allegion PLC	28,386	1,608,919
Masco Corp.	112,581	2,499,298

		4,108,217
Capital Markets — 2.2%
Affiliated Managers Group, Inc. (a)	17,455	3,585,257
Ameriprise Financial, Inc.	60,008	7,200,960
The Bank of New York Mellon Corp.	360,126	13,497,522
BlackRock, Inc. (b)	39,497	12,623,241
The Charles Schwab Corp.	369,803	9,958,795
E*Trade Financial Corp. (a)	91,087	1,936,510
Franklin Resources, Inc.	126,931	7,341,689
The Goldman Sachs Group, Inc.	131,341	21,991,737
Invesco Ltd.	136,632	5,157,858
Legg Mason, Inc.	32,478	1,666,446
Morgan Stanley	441,997	14,289,763
Northern Trust Corp.	70,131	4,503,112
State Street Corp.	136,038	9,149,916
T. Rowe Price Group, Inc.	82,968	7,003,329

		119,906,135
Chemicals — 2.5%
Air Products & Chemicals, Inc.	67,036	8,622,170
Airgas, Inc.	21,113	2,299,417
CF Industries Holdings, Inc.	16,449	3,956,478
The Dow Chemical Co.	380,266	19,568,489
E.I. du Pont de Nemours & Co.	290,033	18,979,760
Eastman Chemical Co.	47,457	4,145,369
Ecolab, Inc.	85,321	9,499,640
FMC Corp.	42,048	2,993,397
International Flavors & Fragrances, Inc.	25,669	2,676,763
LyondellBasell Industries NV, Class A	131,563	12,847,127
Monsanto Co.	165,534	20,648,711
The Mosaic Co.	102,176	5,052,603
PPG Industries, Inc.	43,662	9,175,569
Praxair, Inc.	92,508	12,288,763
The Sherwin-Williams Co.	26,752	5,535,256
Sigma-Aldrich Corp.	37,555	3,811,082

		142,100,594
Commercial Services & Supplies — 0.5%
The ADT Corp. (c)	55,053	1,923,552
Cintas Corp.	31,878	2,025,528
Iron Mountain, Inc.	53,940	1,912,173
Pitney Bowes, Inc.	64,033	1,768,591
Republic Services, Inc.	84,428	3,205,731
Stericycle, Inc. (a)	26,773	3,170,459
Tyco International Ltd.	145,666	6,642,370

See Notes to Financial Statements.

22	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies (concluded)
Waste Management, Inc.	136,618	$6,110,923

		26,759,327
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,617,815	40,202,703
F5 Networks, Inc. (a)	23,911	2,664,642
Harris Corp.	33,576	2,543,382
Juniper Networks, Inc. (a)	149,652	3,672,460
Motorola Solutions, Inc.	71,444	4,756,027
QUALCOMM, Inc.	533,037	42,216,530

		96,055,744
Construction & Engineering — 0.2%
Fluor Corp.	50,269	3,865,686
Jacobs Engineering Group, Inc. (a)	41,763	2,225,133
Quanta Services, Inc. (a)	68,790	2,378,758

		8,469,577
Construction Materials — 0.0%
Vulcan Materials Co.	41,302	2,633,003
Consumer Finance — 1.0%
American Express Co.	287,506	27,275,694
Capital One Financial Corp.	180,504	14,909,630
Discover Financial Services	147,267	9,127,609
Navient Corp.	133,555	2,365,259

		53,678,192
Containers & Packaging — 0.2%
Avery Dennison Corp.	29,984	1,536,680
Ball Corp.	44,019	2,759,111
Bemis Co., Inc.	31,974	1,300,063
MeadWestvaco Corp.	53,033	2,347,240
Owens-Illinois, Inc. (a)	52,120	1,805,437
Sealed Air Corp.	61,390	2,097,696

		11,846,227
Distributors — 0.1%
Genuine Parts Co.	48,505	4,258,739
Diversified Consumer Services — 0.1%
H&R Block, Inc.	86,588	2,902,430
Graham Holdings Co., Class B	1,385	994,582

		3,897,012
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B (a)	568,607	71,962,902
CME Group, Inc.	99,678	7,072,154
IntercontinentalExchange Group, Inc.	36,346	6,865,759
Leucadia National Corp.	100,085	2,624,229
McGraw-Hill Financial, Inc.	85,958	7,137,093
Moody’s Corp.	59,385	5,205,689
The NASDAQ OMX Group, Inc.	37,180	1,435,892

		102,303,718
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,639,025	57,955,924
CenturyLink, Inc.	180,901	6,548,616
Frontier Communications Corp.	316,458	1,848,115
Verizon Communications, Inc.	1,307,794	63,990,360
Windstream Holdings, Inc. (c)	190,284	1,895,229

		132,238,244

Common Stocks	Shares	Value
Electric Utilities — 1.7%
American Electric Power Co., Inc.	154,132	$8,595,942
Duke Energy Corp.	223,345	16,569,966
Edison International	102,886	5,978,705
Entergy Corp.	56,645	4,649,988
Exelon Corp.	271,179	9,892,610
FirstEnergy Corp.	132,599	4,603,837
NextEra Energy, Inc.	137,726	14,114,160
Northeast Utilities	99,782	4,716,695
Pepco Holdings, Inc.	79,261	2,178,092
Pinnacle West Capital Corp.	34,844	2,015,377
PPL Corp.	199,498	7,088,164
The Southern Co.	281,315	12,766,075
Xcel Energy, Inc.	158,513	5,108,874

		98,278,485
Electrical Equipment — 0.6%
AMETEK, Inc.	77,461	4,049,661
Eaton Corp. PLC	150,540	11,618,677
Emerson Electric Co.	221,610	14,706,040
Rockwell Automation, Inc.	43,719	5,471,870

		35,846,248
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	49,632	4,781,547
Corning, Inc.	413,207	9,069,893
FLIR Systems, Inc.	44,714	1,552,917
Jabil Circuit, Inc.	58,460	1,221,814
TE Connectivity Ltd.	129,133	7,985,585

		24,611,756
Energy Equipment & Services — 2.1%
Baker Hughes, Inc.	137,679	10,250,202
Cameron International Corp. (a)	64,497	4,367,092
Diamond Offshore Drilling, Inc.	21,653	1,074,638
Ensco PLC, Class A	73,800	4,101,066
FMC Technologies, Inc. (a)	74,199	4,531,333
Halliburton Co.	266,718	18,939,645
Helmerich & Payne, Inc.	34,149	3,965,040
Nabors Industries Ltd.	82,648	2,427,372
National Oilwell Varco, Inc.	135,491	11,157,684
Noble Corp. PLC	80,277	2,694,096
Rowan Cos. PLC, Class A	39,370	1,257,084
Schlumberger Ltd.	411,238	48,505,522
Transocean Ltd.	107,450	4,838,474

		118,109,248
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	138,414	15,939,756
CVS Caremark Corp.	369,262	27,831,277
The Kroger Co.	160,939	7,955,215
Safeway, Inc.	72,719	2,497,170
Sysco Corp.	184,600	6,913,270
Wal-Mart Stores, Inc.	509,013	38,211,606
Walgreen Co.	277,268	20,553,877
Whole Foods Market, Inc.	116,103	4,485,059

		124,387,230
Food Products — 1.6%
Archer-Daniels-Midland Co.	206,705	9,117,758
Campbell Soup Co.	56,499	2,588,219
ConAgra Foods, Inc.	132,990	3,947,143
General Mills, Inc.	194,077	10,196,806

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	23

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
The Hershey Co.	47,142	$4,590,217
Hormel Foods Corp.	42,532	2,098,954
The J.M. Smucker Co.	32,742	3,489,315
Kellogg Co.	80,519	5,290,098
Keurig Green Mountain, Inc.	40,094	4,996,113
Kraft Foods Group, Inc.	187,994	11,270,240
McCormick & Co., Inc.	41,236	2,952,085
Mead Johnson Nutrition Co.	63,820	5,946,109
Mondelez International, Inc., Class A	534,200	20,091,262
Tyson Foods, Inc., Class A	86,914	3,262,752

		89,837,071
Gas Utilities — 0.0%
AGL Resources, Inc.	37,655	2,072,155
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	474,344	19,400,670
Baxter International, Inc.	171,351	12,388,677
Becton Dickinson & Co.	61,012	7,217,720
Boston Scientific Corp. (a)	417,678	5,333,748
C.R. Bard, Inc.	24,089	3,444,968
CareFusion Corp. (a)	65,513	2,905,502
Covidien PLC	142,385	12,840,279
DENTSPLY International, Inc.	44,794	2,120,996
Edwards Lifesciences Corp. (a)	33,326	2,860,704
Intuitive Surgical, Inc. (a)	12,128	4,994,310
Medtronic, Inc.	315,484	20,115,260
St. Jude Medical, Inc.	89,754	6,215,464
Stryker Corp.	93,377	7,873,549
Varian Medical Systems, Inc. (a)	32,824	2,728,987
Zimmer Holdings, Inc.	53,007	5,505,307

		115,946,141
Health Care Providers & Services — 2.0%
Aetna, Inc.	112,880	9,152,310
AmerisourceBergen Corp.	71,334	5,183,128
Cardinal Health, Inc.	107,450	7,366,772
Cigna Corp.	84,851	7,803,746
DaVita HealthCare Partners, Inc. (a)	56,140	4,060,045
Express Scripts Holding Co. (a)	244,121	16,924,909
Humana, Inc.	48,879	6,242,826
Laboratory Corp. of America Holdings (a)	26,817	2,746,061
McKesson Corp.	72,816	13,559,067
Patterson Cos., Inc.	25,811	1,019,793
Quest Diagnostics, Inc.	45,622	2,677,555
Tenet Healthcare Corp. (a)	30,831	1,447,207
UnitedHealth Group, Inc.	309,458	25,298,192
WellPoint, Inc.	88,331	9,505,299

		112,986,910
Health Care Technology — 0.1%
Cerner Corp. (a)	93,250	4,809,835
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	138,484	5,213,923
Chipotle Mexican Grill, Inc. (a)	9,816	5,816,078
Darden Restaurants, Inc.	41,666	1,927,886
Marriott International, Inc., Class A	69,357	4,445,784
McDonald’s Corp.	312,145	31,445,487
Starbucks Corp.	237,778	18,399,262
Starwood Hotels & Resorts Worldwide, Inc.	60,629	4,900,036
Wyndham Worldwide Corp.	40,149	3,040,082
Wynn Resorts Ltd.	25,581	5,309,592

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (concluded)
Yum! Brands, Inc.	139,386	$11,318,143

		91,816,273
Household Durables — 0.4%
D.R. Horton, Inc.	90,379	2,221,516
Garmin Ltd.	38,652	2,353,907
Harman International Industries, Inc.	21,503	2,310,067
Leggett & Platt, Inc.	43,667	1,496,904
Lennar Corp., Class A	55,511	2,330,352
Mohawk Industries, Inc. (a)	19,317	2,672,314
Newell Rubbermaid, Inc.	87,362	2,707,348
PulteGroup, Inc.	107,888	2,175,022
Whirlpool Corp.	24,549	3,417,712

		21,685,142
Household Products — 1.8%
The Clorox Co.	40,618	3,712,485
Colgate-Palmolive Co.	274,625	18,723,933
Kimberly-Clark Corp.	119,001	13,235,291
The Procter & Gamble Co.	854,555	67,159,477

		102,831,186
Independent Power & Renewable Electricity Producers — 0.1%
The AES Corp.	208,423	3,240,978
NRG Energy, Inc.	106,492	3,961,502

		7,202,480
Industrial Conglomerates — 2.3%
3M Co.	196,301	28,118,155
Danaher Corp.	189,984	14,957,440
General Electric Co.	3,166,820	83,224,030
Roper Industries, Inc.	31,511	4,600,921

		130,900,546
Insurance — 2.8%
ACE Ltd.	106,645	11,059,087
Aflac, Inc.	143,461	8,930,447
The Allstate Corp.	137,072	8,048,868
American International Group, Inc.	456,877	24,936,347
Aon PLC	93,645	8,436,478
Assurant, Inc.	22,672	1,486,150
The Chubb Corp.	77,213	7,116,722
Cincinnati Financial Corp.	46,470	2,232,419
Genworth Financial, Inc., Class A (a)	156,706	2,726,684
Hartford Financial Services Group, Inc.	142,005	5,085,199
Lincoln National Corp.	83,285	4,284,180
Loews Corp.	96,448	4,244,676
Marsh & McLennan Cos., Inc.	173,560	8,993,879
MetLife, Inc.	355,458	19,749,247
Principal Financial Group, Inc.	86,405	4,361,724
The Progressive Corp.	172,177	4,366,409
Prudential Financial, Inc.	145,898	12,951,365
Torchmark Corp.	27,719	2,270,740
The Travelers Cos., Inc.	109,743	10,323,524
Unum Group	81,284	2,825,432
XL Group PLC	85,768	2,807,187

		157,236,764
Internet & Catalog Retail — 1.3%
Amazon.com, Inc. (a)	117,712	38,230,503
Expedia, Inc.	32,387	2,550,800
Netflix, Inc. (a)	18,932	8,341,439
priceline.com, Inc. (a)	16,559	19,920,477

See Notes to Financial Statements.

24	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (a)	35,136	$3,817,878

		72,861,097
Internet Software & Services — 3.1%
Akamai Technologies, Inc. (a)	56,129	3,427,237
eBay, Inc. (a)	360,229	18,033,064
Facebook, Inc., Class A (a)	543,008	36,539,008
Google, Inc., Class A (a)	89,464	52,306,917
Google, Inc., Class C (a)	89,464	51,466,850
VeriSign, Inc. (a)	39,039	1,905,494
Yahoo!, Inc. (a)	295,688	10,387,519

		174,066,089
IT Services — 3.3%
Accenture PLC, Class A	199,938	16,162,988
Alliance Data Systems Corp. (a)	17,118	4,814,437
Automatic Data Processing, Inc.	152,246	12,070,063
Cognizant Technology Solutions Corp., Class A (a)	192,146	9,397,861
Computer Sciences Corp.	45,804	2,894,813
Fidelity National Information Services, Inc.	90,904	4,976,085
Fiserv, Inc. (a)	78,722	4,748,511
International Business Machines Corp.	300,480	54,468,010
Mastercard, Inc., Class A	317,341	23,315,043
Paychex, Inc.	102,226	4,248,513
Teradata Corp. (a)(c)	49,822	2,002,844
Total System Services, Inc.	52,439	1,647,109
Visa, Inc., Class A	158,761	33,452,530
The Western Union Co.	170,249	2,952,118
Xerox Corp.	345,054	4,292,472

		181,443,397
Leisure Products — 0.1%
Hasbro, Inc.	36,448	1,933,566
Mattel, Inc.	107,005	4,169,985

		6,103,551
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	105,239	6,044,928
PerkinElmer, Inc.	35,747	1,674,390
Thermo Fisher Scientific, Inc.	125,984	14,866,112
Waters Corp. (a)	26,778	2,796,694

		25,382,124
Machinery — 1.7%
Caterpillar, Inc.	197,146	21,423,856
Cummins, Inc.	54,014	8,333,820
Deere & Co.	114,898	10,404,014
Dover Corp.	52,588	4,782,879
Flowserve Corp.	43,387	3,225,823
Illinois Tool Works, Inc.	119,884	10,497,043
Ingersoll-Rand PLC	79,284	4,956,043
Joy Global, Inc. (c)	31,481	1,938,600
PACCAR, Inc.	112,009	7,037,526
Pall Corp.	34,633	2,957,312
Parker Hannifin Corp.	47,032	5,913,333
Pentair PLC	61,500	4,435,380
Snap-on, Inc.	18,389	2,179,464
Stanley Black & Decker, Inc.	49,281	4,327,857
Xylem, Inc.	58,061	2,269,024

		94,681,974

Common Stocks	Shares	Value
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A (c)	68,342	$1,206,236
CBS Corp., Class B	166,923	10,372,595
Comcast Corp., Class A	821,028	44,072,783
DIRECTV (a)	147,984	12,580,120
Discovery Communications, Inc., Class A (a)	68,872	5,115,812
Gannett Co., Inc.	71,481	2,238,070
The Interpublic Group of Cos., Inc.	133,825	2,610,926
News Corp., Class A (a)	157,236	2,820,814
Omnicom Group, Inc.	81,612	5,812,407
Scripps Networks Interactive, Inc., Class A	33,863	2,747,644
Time Warner Cable, Inc.	87,985	12,960,191
Time Warner, Inc.	278,585	19,570,596
Twenty-First Century Fox, Inc., Class A	604,690	21,254,853
Viacom, Inc., Class B	123,534	10,714,104
The Walt Disney Co.	508,653	43,611,908

		197,689,059
Metals & Mining — 0.5%
Alcoa, Inc.	370,188	5,512,099
Allegheny Technologies, Inc.	34,279	1,545,983
Freeport-McMoRan Copper & Gold, Inc.	328,021	11,972,766
Newmont Mining Corp.	157,422	4,004,816
Nucor Corp.	100,566	4,952,875
United States Steel Corp. (c)	45,488	1,184,508

		29,173,047
Multi-Utilities — 1.2%
Ameren Corp.	76,616	3,132,062
CenterPoint Energy, Inc.	135,701	3,465,804
CMS Energy Corp.	85,094	2,650,678
Consolidated Edison, Inc.	92,491	5,340,430
Dominion Resources, Inc.	183,670	13,136,079
DTE Energy Co.	55,898	4,352,777
Integrys Energy Group, Inc.	25,306	1,800,016
NiSource, Inc.	99,430	3,911,576
PG&E Corp.	146,765	7,047,655
Public Service Enterprise Group, Inc.	159,765	6,516,814
SCANA Corp.	44,708	2,405,738
Sempra Energy	71,998	7,538,911
TECO Energy, Inc.	64,444	1,190,925
Wisconsin Energy Corp. (c)	71,250	3,343,050

		65,832,515
Multiline Retail — 0.6%
Dollar General Corp. (a)	95,779	5,493,884
Dollar Tree, Inc. (a)	65,235	3,552,698
Family Dollar Stores, Inc.	30,190	1,996,767
Kohl’s Corp.	61,558	3,242,875
Macy’s, Inc.	113,842	6,605,113
Nordstrom, Inc.	44,408	3,016,635
Target Corp.	200,055	11,593,187

		35,501,159
Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	159,496	17,460,027
Apache Corp.	121,818	12,257,327
Cabot Oil & Gas Corp.	131,808	4,499,925
Chesapeake Energy Corp.	159,887	4,969,288
Chevron Corp.	601,183	78,484,441
Cimarex Energy Co.	27,483	3,942,711
ConocoPhillips	387,713	33,238,635

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	25

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
CONSOL Energy, Inc.	72,598	$3,344,590
Denbury Resources, Inc.	111,113	2,051,146
Devon Energy Corp.	121,083	9,613,990
EOG Resources, Inc.	172,587	20,168,517
EQT Corp.	47,921	5,122,755
Exxon Mobil Corp.	1,356,201	136,542,317
Hess Corp.	83,361	8,243,569
Kinder Morgan, Inc.	210,991	7,650,534
Marathon Oil Corp.	213,532	8,524,197
Marathon Petroleum Corp.	91,162	7,117,017
Murphy Oil Corp.	53,284	3,542,320
Newfield Exploration Co. (a)	43,090	1,904,578
Noble Energy, Inc.	113,449	8,787,760
Occidental Petroleum Corp.	248,111	25,463,632
ONEOK, Inc.	65,641	4,468,839
Peabody Energy Corp.	85,897	1,404,416
Phillips 66	178,708	14,373,484
Pioneer Natural Resources Co.	45,174	10,381,437
QEP Resources, Inc.	56,855	1,961,498
Range Resources Corp.	53,258	4,630,783
Southwestern Energy Co. (a)	111,494	5,071,862
Spectra Energy Corp.	211,797	8,997,137
Tesoro Corp.	40,856	2,397,022
Valero Energy Corp.	168,515	8,442,601
The Williams Cos., Inc.	233,196	13,574,339

		478,632,694
Paper & Forest Products — 0.1%
International Paper Co.	136,821	6,905,356
Personal Products — 0.1%
Avon Products, Inc.	137,175	2,004,127
The Estee Lauder Cos., Inc., Class A	79,799	5,925,874

		7,930,001
Pharmaceuticals — 6.0%
AbbVie, Inc.	502,146	28,341,120
Actavis PLC (a)	55,090	12,287,825
Allergan, Inc.	93,969	15,901,434
Bristol-Myers Squibb Co.	523,339	25,387,175
Eli Lilly & Co.	311,100	19,341,087
Forest Laboratories, Inc. (a)	75,752	7,499,448
Hospira, Inc. (a)	52,777	2,711,154
Johnson & Johnson	893,445	93,472,216
Merck & Co., Inc.	922,921	53,390,980
Mylan, Inc. (a)	118,019	6,085,060
Perrigo Co. PLC	42,253	6,158,797
Pfizer, Inc.	2,014,428	59,788,223
Zoetis, Inc.	158,213	5,105,534

		335,470,053
Professional Services — 0.2%
The Dun & Bradstreet Corp.	11,699	1,289,230
Equifax, Inc.	38,532	2,795,111
Nielsen Holdings NV	95,722	4,633,902
Robert Half International, Inc.	43,428	2,073,253

		10,791,496
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	124,975	11,245,250
Apartment Investment & Management Co., Class A	46,247	1,492,391
AvalonBay Communities, Inc.	38,473	5,470,476

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Boston Properties, Inc.	48,328	$5,711,403
Crown Castle International Corp.	105,409	7,827,672
Equity Residential	106,063	6,681,969
Essex Property Trust, Inc.	19,741	3,650,308
General Growth Properties, Inc.	164,645	3,879,036
HCP, Inc.	144,692	5,987,355
Health Care REIT, Inc. (c)	96,459	6,045,086
Host Hotels & Resorts, Inc.	239,028	5,261,006
Kimco Realty Corp.	129,651	2,979,380
The Macerich Co.	44,426	2,965,435
Plum Creek Timber Co., Inc. (c)	55,919	2,521,947
Prologis, Inc.	157,795	6,483,797
Public Storage	45,769	7,842,518
Simon Property Group, Inc.	98,114	16,314,396
Ventas, Inc.	92,518	5,930,404
Vornado Realty Trust	55,040	5,874,419
Weyerhaeuser Co. (c)	184,817	6,115,595

		120,279,843
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	88,067	2,821,667
Road & Rail — 1.0%
CSX Corp.	317,172	9,772,069
Kansas City Southern	34,838	3,745,433
Norfolk Southern Corp.	97,785	10,074,789
Ryder System, Inc.	16,788	1,478,855
Union Pacific Corp.	286,028	28,531,293

		53,602,439
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	98,954	3,439,641
Analog Devices, Inc.	99,202	5,363,852
Applied Materials, Inc.	384,445	8,669,235
Avago Technologies Ltd.	79,488	5,728,700
Broadcom Corp., Class A	175,499	6,514,523
First Solar, Inc. (a)	22,445	1,594,942
Intel Corp.	1,572,072	48,577,025
KLA-Tencor Corp.	52,370	3,804,157
Lam Research Corp.	51,196	3,459,826
Linear Technology Corp.	74,697	3,515,988
Microchip Technology, Inc.	63,245	3,086,988
Micron Technology, Inc. (a)	338,020	11,137,759
NVIDIA Corp.	176,189	3,266,544
Texas Instruments, Inc.	340,862	16,289,795
Xilinx, Inc.	84,879	4,015,625

		128,464,600
Software — 3.4%
Adobe Systems, Inc. (a)	146,178	10,577,440
Autodesk, Inc. (a)	71,955	4,056,823
CA, Inc.	100,746	2,895,440
Citrix Systems, Inc. (a)	51,762	3,237,713
Electronic Arts, Inc. (a)	99,323	3,562,716
Intuit, Inc.	89,648	7,219,354
Microsoft Corp.	2,373,932	98,992,964
Oracle Corp.	1,084,293	43,946,395
Red Hat, Inc. (a)	59,789	3,304,538
Salesforce.com, Inc. (a)	178,386	10,360,659
Symantec Corp.	218,423	5,001,887

		193,155,929

See Notes to Financial Statements.

26	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail — 1.9%
AutoNation, Inc. (a)	20,018	$1,194,674
AutoZone, Inc. (a)	10,495	5,627,839
Bed Bath & Beyond, Inc. (a)	64,444	3,697,797
Best Buy Co., Inc.	87,008	2,698,118
CarMax, Inc. (a)	69,636	3,621,768
GameStop Corp., Class A	36,159	1,463,355
The Gap, Inc.	82,139	3,414,518
The Home Depot, Inc.	432,065	34,979,982
L Brands, Inc.	77,439	4,542,572
Lowe’s Cos., Inc.	314,978	15,115,794
O’Reilly Automotive, Inc. (a)	33,507	5,046,154
PetSmart, Inc.	31,346	1,874,491
Ross Stores, Inc.	67,095	4,436,992
Staples, Inc.	204,578	2,217,626
Tiffany & Co.	35,044	3,513,161
TJX Cos., Inc.	221,179	11,755,664
Tractor Supply Co.	43,720	2,640,688
Urban Outfitters, Inc. (a)	32,218	1,090,902

		108,932,095
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	1,904,219	176,959,072
EMC Corp.	646,536	17,029,758
Hewlett-Packard Co.	591,011	19,905,251
NetApp, Inc.	104,608	3,820,284
SanDisk Corp.	71,436	7,460,061
Seagate Technology PLC	103,145	5,860,699
Western Digital Corp.	66,107	6,101,676

		237,136,801
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	86,608	2,961,128
Fossil Group, Inc. (a)	15,019	1,569,786
Michael Kors Holdings Ltd. (a)	56,770	5,032,660
NIKE, Inc., Class B	232,962	18,066,203
PVH Corp.	25,980	3,029,268
Ralph Lauren Corp.	18,500	2,972,765
Under Armour, Inc., Class A (a)	51,143	3,042,497
VF Corp.	108,733	6,850,179

		43,524,486
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	150,515	1,479,563
People’s United Financial, Inc.	98,207	1,489,800

		2,969,363

Common Stocks	Shares	Value
Tobacco — 1.4%
Altria Group, Inc.	627,328	$26,310,136
Lorillard, Inc.	114,486	6,980,211
Philip Morris International, Inc.	496,735	41,879,728
Reynolds American, Inc.	98,259	5,929,931

		81,100,006
Trading Companies & Distributors — 0.2%
Fastenal Co.	86,217	4,266,879
W.W. Grainger, Inc.	19,250	4,894,698

		9,161,577
Total Long-Term Investments (Cost — $3,055,763,724) — 97.9%		5,500,084,966

Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (b)(d)(e)	99,157,518	99,157,518
BlackRock Cash Funds: Prime, SL Agency Shares, 0.11% (b)(d)(e)	5,874,248	5,874,248
Total Short-Term Securities (Cost — $105,031,766) — 1.9%		105,031,766
Total Investments Before Investments Sold Short (Cost — $3,160,795,490*) — 99.8%		5,605,116,732

Investments Sold Short
Energy Equipment & Services
Seventy Seven Energy, Inc. (f)	(11,420)	(268,941)
Total Investments Sold Short (Proceeds — $268,983) — (0.0%)		(268,941)
Total Investments, Net of Investments Sold Short (Cost $3,160,526,507) — 99.8%		5,604,847,791
Other Assets Less Liabilities — 0.2%		13,100,369

Net Assets — 100.0%		$5,617,948,160

Notes to Schedule of investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,806,680,714

Gross unrealized appreciation	$2,882,462,642
Gross unrealized depreciation	(84,026,624)

Net unrealized appreciation	$2,798,436,018

(a)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	27

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(b)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased		Shares Sold	Shares Held at June 30, 2014	Value at June 30, 2014	Income	Realized Gain
BlackRock, Inc.	40,465	—		(968)	39,497	$12,623,241	$154,327	$80,596
BlackRock Cash Funds: Institutional, SL Agency Shares	92,138,359	7,019,159	[1]	—	99,157,518	$99,157,518	$41,578	—
BlackRock Cash Funds: Prime, SL Agency Shares	11,657,294	—		(5,783,046)[2]	5,874,248	$5,874,248	$53,775	—
The PNC Financial Services Group, Inc.	169,461	2,060		(2,844)	168,677	$15,020,687	$155,156	$46,015
[1] Represent net shares purchased. [2] Represent net shares sold.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

(e)	Represents the current yield as of report date.

(f)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,094	S&P 500 E-Mini Index	Chicago Mercantile	September 2014	$106,796,280	$508,020

•	For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

THE HIERARCHY GIVES THE HIGHEST PRIORITY TO UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS OR LIABILITIES (LEVEL 1 MEASUREMENTS) AND THE LOWEST PRIORITY TO UNOBSERVABLE INPUTS (LEVEL 3 MEASUREMENTS). ACCORDINGLY, THE DEGREE OF JUDGMENT EXERCISED IN DETERMINING FAIR VALUE IS GREATEST FOR INSTRUMENTS CATEGORIZED IN LEVEL 3. THE INPUTS USED TO MEASURE FAIR VALUE MAY FALL INTO DIFFERENT LEVELS OF THE FAIR VALUE HIERARCHY. IN SUCH CASES, FOR DISCLOSURE PURPOSES, THE FAIR VALUE HIERARCHY CLASSIFICATION IS DETERMINED BASED ON THE LOWEST LEVEL INPUT THAT IS SIGNIFICANT TO THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY.

CHANGES IN VALUATION TECHNIQUES MAY RESULT IN TRANSFERS INTO OR OUT OF AN ASSIGNED LEVEL WITHIN THE DISCLOSURE HIERARCHY. IN ACCORDANCE WITH THE MASTER PORTFOLIO’S POLICY, TRANSFERS BETWEEN DIFFERENT LEVELS OF THE FAIR VALUE DISCLOSURE HIERARCHY ARE DEEMED TO HAVE OCCURRED AS OF THE BEGINNING OF THE REPORTING PERIOD. THE CATEGORIZATION OF A VALUE DETERMINED FOR INVESTMENTS AND DERIVATIVE FINANCIAL INSTRUMENTS IS BASED ON THE PRICING TRANSPARENCY OF THE INVESTMENT AND DERIVATIVE FINANCIAL INSTRUMENT AND IS NOT NECESSARILY AN INDICATION OF THE RISKS ASSOCIATED WITH INVESTING IN THOSE SECURITIES. FOR INFORMATION ABOUT THE MASTER PORTFOLIO’S POLICY REGARDING VALUATION OF INVESTMENTS AND DERIVATIVE FINANCIAL INSTRUMENTS, PLEASE REFER TO NOTE 2 OF THE NOTES TO FINANCIAL STATEMENTS.

THE FOLLOWING TABLES SUMMARIZE THE MASTER PORTFOLIO’S INVESTMENTS AND DERIVATIVE FINANCIAL INSTRUMENTS CATEGORIZED IN THE DISCLOSURE HIERARCHY AS OF JUNE 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[3]	$5,500,084,966	—	—	$5,500,084,966
Short-Term Securities:
Money Market Funds	105,031,766	—	—	105,031,766
Liabilities:
Investments:
Investments Sold Short	(268,941)	—	—	(268,941)

Total	$5,604,847,791	—	—	$5,604,847,791

[3] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

28	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$508,020	—	—	$508,020
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

THE MASTER PORTFOLIO MAY HOLD ASSETS AND/OR LIABILITIES IN WHICH THE FAIR VALUE APPROXIMATES THE CARRYING AMOUNT FOR FINANCIAL STATEMENT PURPOSES. AS OF JUNE 30, 2014, SUCH ASSETS AND/OR LIABILITIES ARE CATEGORIZED WITHIN THE DISCLOSURE HIERARCHY AS FOLLOWS:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,236	—	—	$3,236
Cash pledged for financial futures contracts	4,625,000	—	—	4,625,000
Liabilities:
Collateral on securities loaned at value	—	$(5,874,248)	—	(5,874,248)

Total	$4,628,236	$(5,874,248)	—	$(1,246,012)

THERE WERE NO TRANSFERS BETWEEN LEVELS DURING THE SIX MONTHS ENDED JUNE 30, 2014.

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	29

Statement of Assets and Liabilities	S&P 500 Stock Master Portfolio

June 30, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $5,760,021) (cost — $3,039,494,984)	$5,472,441,038
Investments at value — affiliated (cost — $121,300,506)	132,675,694
Cash	3,236
Contributions receivable from investors	12,792,920
Dividends receivable	5,828,307
Cash pledged for financial futures contracts	4,625,000
Investments sold receivable	516,721
Variation margin receivable on financial futures contracts	20,186
Securities lending income receivable — affiliated	4,889

Total assets	5,628,907,991

Liabilities
Collateral on securities loaned at value	5,874,248
Investments purchased payable	4,562,956
Investments sold short at value (proceeds — $268,983)	268,941
Investment advisory fees payable	207,635
Trustees’ fees payable	37,000
Professional fees payable	9,051

Total liabilities	10,959,831

Net Assets	$5,617,948,160

Net Assets Consist of
Investors’ capital	$3,173,118,856
Net unrealized appreciation/depreciation	2,444,829,304

Net Assets	$5,617,948,160

See Notes to Financial Statements.

30	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Statement of Operations	S&P 500 Stock Master Portfolio

Six Months Ended June 30, 2014 (Unaudited)

Investment Income
Dividends — unaffiliated	$53,015,324
Dividends — affiliated	309,483
Securities lending — affiliated — net	53,775
Income — affiliated	41,578
Foreign taxes withheld	(8,551)

Total income	53,411,609

Expenses
Investment advisory	1,326,592
Trustees	81,330
Professional	21,050

Total expenses	1,428,972
Less fees waived and/or reimbursed by Manager	(123,488)

Total expenses after fees reimbursed	1,305,484

Net investment income	52,106,125

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	28,946,253
Investments — affiliated	126,611
Financial futures contracts	8,043,017

37,115,881

Net change in unrealized appreciation/depreciation on:
Investments	284,112,598
Financial futures contracts	(169,340)
Short sales	42

283,943,300

Total realized and unrealized gain	321,059,181

Net Increase in Net Assets Resulting from Operations	$373,165,306

See Notes to Financial Statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	31

Statements of Changes in Net Assets	S&P 500 Stock Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Operations
Net investment income	$52,106,125	$82,885,589
Net realized gain	37,115,881	8,349,909
Net change in unrealized appreciation/depreciation	283,943,300	992,927,582

Net increase in net assets resulting from operations	373,165,306	1,084,163,080

Capital Transactions
Proceeds from contributions	786,436,602	3,187,732,511
Value of withdrawals	(812,783,955)	(718,697,605)

Net increase (decrease) in net assets derived from capital transactions	(26,347,353)	2,469,034,906

Net Assets
Total increase in net assets	346,817,953	3,553,197,986
Beginning of period	5,271,130,207	1,717,932,221

End of period	$5,617,948,160	$5,271,130,207

Financial Highlights	S&P 500 Stock Master Portfolio

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009

Total Investment Return
Total Investment Return	7.10%[1]		32.33%	15.98%	2.13%	15.06%	26.63%

Ratio to Average Net Assets
Total expenses	0.05%[2]		0.05%	0.06%	0.06%	0.05%	0.05%

Total expenses after fees reimbursed	0.05%	[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.96%	[2]	2.08%	2.22%	2.08%	2.01%	2.35%

Supplemental Data
Net assets, end of period (000)	$5,617,948		$5,271,130	$1,717,932	$2,108,316	$2,158,717	$2,049,062

Portfolio turnover	2%		2%	10%	5%	9%	5%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Notes to Financial Statements (Unaudited)	S&P 500 Stock Master Portfolio

1. Organization:

S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust.

The Master Portfolio, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Reorganization: The Board of Trustees of MIP (the “Board”) and the Board of Master S&P 500 Index Series, a series of Quantitative Master Series LLC (the “Target Master Portfolio”), approved the reorganization of the Target Master Portfolio into the Master Portfolio pursuant to which the Master Portfolio acquired substantially all of the assets and substantially all of the liabilities of the Target Master Portfolio in exchange for beneficial interests of the Master Portfolio (the “Master Reorganization”). The Master Reorganization was approved by the shareholders of each feeder fund that invests its assets in the Target Master Portfolio. The Target Master Portfolio is the surviving entity for tax purposes.

The Target Master Portfolio’s net assets and composition of net assets on April 19, 2013, the valuation date of the reorganization, were as follows:

Net assets	$2,515,780,312
Investors’ capital	$1,709,840,605
Net unrealized appreciation	$805,939,707

For financial reporting purposes, assets received by the Master Portfolio were recorded at fair value. However, the cost basis of the investments being received from the Target Master Portfolio were carried forward to align ongoing reporting of the Master Portfolio’s realized and unrealized gains and losses for tax purposes.

The net assets of the Master Portfolio before the acquisition were $2,116,282,511. The aggregate net assets of the Master Portfolio immediately after the acquisition amounted to $4,632,062,823. The Target Master Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments
Target Master Portfolio	$2,451,677,239	$1,645,737,532

The purpose of this transaction was to combine two portfolios managed by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 22, 2013.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal reporting period of the Master Portfolio, the pro forma results of operations for the year ended December 31, 2013 are as follows:

Net investment income: $98,196,994

Net realized and change in unrealized gain on investments: $1,618,199,797

Net increase in net assets resulting from operations: $1,716,396,791

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Master Portfolio that have been included in the Master Portfolio’s Statement of Operations since April 22, 2013.

Reorganization costs incurred in connection with the reorganization were expensed by the Master Portfolio and reimbursed by BFA.

2. Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master Portfolio:

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	33

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

Valuation: U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where a Master Portfolio enters into certain investments (e.g., financial futures contracts), that would be “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Master Portfolio’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Master Portfolio may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock

34	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statement of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Master Portfolio may receive interest on the cash collateral deposited with the broker-dealer. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. During the term of the loan, the Master Portfolio earns dividend or interest income on the securities loaned but does not receive interest income on any securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of June 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	35

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

The following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA as of June 30, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$26,904	$(26,904)	—
Goldman Sachs & Co.	157,850	(157,850)	—
JP Morgan Clearing Corp.	3,957,522	(3,957,522)	—
Morgan Stanley & Co. LLC	55,039	(55,039)	—
National Financial Services LLC	182,854	(182,854)	—
State Street Bank & Trust Co.	1,379,852	(1,379,852)	—

Total	$5,760,021	$(5,760,021)	—

[1]	Collateral with a value of $5,874,248 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to economically hedge their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Master Portfolio purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Master Portfolio as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Master Portfolio’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2014
		Value
	Statement of Assets and Liabilities Location	Derivative Assets
Equity contracts	Net unrealized appreciation/depreciation[2]	$508,020

[2]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

36	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2014
	Net Realized Gain From	Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$8,043,035	$(169,340)

For the six months ended June 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	810
Average notional value of contracts purchased	$77,917,630

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Master Portfolio. With exchanged traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.05%.

MIP entered into an Administration Agreement with BlackRock Adviosrs, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL may delegate certain of its administration duties to sub-administrators.

BAL, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investment in other affiliated investment companies, if any. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended June 30, 2014, the amount waived was $21,087.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. This contractual waiver is effective through April 30, 2015. The amount of the waiver, if any, is included in fees reimbursed in the Statement of Operations.

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Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”).

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent. Pursuant to a securities lending agreement effective February 1, 2014, BTC may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Master Portfolio retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Liquidity Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Liquidity Complex through the lending of specials only securities in the calendar year 2013, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income. Prior to February 1, 2014, the Master Portfolio retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income. The share of securities lending income earned by the Master Portfolio is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2014, the Master Portfolio paid BTC $20,187 in total for securities lending agent services and collateral investment fees.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers or common trustees. For the six months ended June 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as $32,963,411 and $9,613,682, respectively.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2014, were $88,274,249 and $143,312,458, respectively.

7. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended December 31, 2013. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

8. Bank Borrowings:

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating

38	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Notes to Financial Statements (concluded)	S&P 500 Stock Master Portfolio

Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master Portfolio did not borrow under the credit agreement during the six months ended June 30, 2014.

9. Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	39

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor, on behalf of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund. BlackRock S&P 500 Stock Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, (a) the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of the Portfolio and the interest holders of the Master Portfolio are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Master Portfolio and/or the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds;

40	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Disclosure of Investment Advisory Agreement (continued)

(iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master Fund, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2015. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the

Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Portfolio and the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the Master Portfolio’s performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	41

Disclosure of Investment Advisory Agreement (continued)

provide the Master Portfolio and the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

The Board noted that for each of the one-, three- and five-year periods reported, the Portfolio’s gross performance (before expenses and fees),

as agreed upon by the Board, was within tolerance of its benchmark. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the Portfolio’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the Portfolio’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

42	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Disclosure of Investment Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio and the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the Portfolio’s total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board noted that BlackRock proposed, and the Board agreed to, a contractual reduction of the Portfolio’s administration fee effective March 21, 2014, which results in savings to shareholders. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio/Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s/Portfolio’s independent registered public accounting firm.

D. Economies of Scale The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio and the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	43

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money

Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

Investment Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103

Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Trust 400 Howard Street San Francisco, CA 94105

44	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	45

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015
2017
2019
2021
2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Multi-Manager Alternatives Fund
BlackRock Strategic Risk Allocation Fund
	LifePath® Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK S&P 500 STOCK FUND	JUNE 30, 2014	47

NOTICE OF PRIVACY POLICY

Protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our privacy policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This privacy policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

TRANSAMERICA PARTNERS FUNDS

P.O. Box 9012, Clearwater, FL 33758-9012

Customer Service: 1-888-233-4339

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) (2) (3)	Not applicable. Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached. Not applicable.
(b)

A certification for the Registrant’s principal executive officer and principal financial officer, as required by
Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer

Date:	September 3, 2014

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer